As filed with the U.S. Securities and Exchange Commission on January 20, 2010

Securities Act File No. 333-156437

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.
(Check appropriate box or boxes)

MORGAN STANLEY INSTITUTIONAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Offices:  (Number, Street, City, State, Zip Code))

(212) 296-6970

(Area Code and Telephone Number)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.  It is proposed that this filing will become effective on February 24, 2010 pursuant to Rule 488.

No filing fee is required because an indefinite number of common shares of beneficial interest of Morgan Stanley Institutional Fund, Inc. have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

VAN KAMPEN EQUITY TRUST II,

on behalf of its series, Van Kampen Core Growth Fund

VAN KAMPEN SERIES FUND, INC.,

on behalf of its series, Van Kampen Equity Growth Fund

VAN KAMPEN EQUITY TRUST,

on behalf of its series, Van Kampen Global Growth Fund

522 Fifth Avenue
New York, New York 10036
(800) 231-2808

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD May 10, 2010

To the Shareholders of Van Kampen Core Growth Fund, Van Kampen Equity Growth Fund and Van Kampen Global Growth Fund:

Notice is hereby given of Special Meetings of Shareholders of each of Van Kampen Core Growth Fund (“VK Core Growth”), a series of Van Kampen Equity Trust II,  Van Kampen Equity Growth Fund (“VK Equity Growth”), a series of Van Kampen Series Fund, Inc., and Van Kampen Global Growth Fund (“VK Global Growth”), a series of Van Kampen Equity Trust, to be held in Conference Room [•], Floor [•], [522 Fifth Avenue, New York, New York 10036], at [•] [a.m./p.m.], [•] [a.m./p.m.] and [•] [a.m./p.m.], respectively, [New York] time, on May 10, 2010, and any adjournments thereof (each a “Meeting, “and collectively the “Meetings”), for the following purposes:

1.     With respect to the shareholders of VK Core Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Core Growth Reorganization Agreement”), between Van Kampen Equity Trust II, on behalf of VK Core Growth, and Morgan Stanley Institutional Fund, Inc. (the “Company”), on behalf of Advantage Portfolio (“MSIF Advantage”), pursuant to which substantially all of the assets and liabilities of VK Core Growth will be transferred to MSIF Advantage, a newly created series of the Company, in exchange for shares of MSIF Advantage (the “VK Core Growth Reorganization”).  As a result of this transaction,  shareholders of VK Core Growth will become shareholders of MSIF Advantage receiving shares of MSIF Advantage with a value equal to the value of their shares of VK Core Growth;

2.     With respect to the shareholders of VK Equity Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Equity Growth Reorganization Agreement”), between Van Kampen Series Fund, Inc., on behalf of VK Equity Growth, and the Company, on behalf of Equity Growth Portfolio (“MSIF Equity Growth”), pursuant to which substantially all of the assets and liabilities of VK Equity Growth will be transferred to MSIF Equity Growth, a newly created series of the Company, in exchange for shares of MSIF Equity Growth  (the “VK Equity Growth Reorganization”).  As a result of this transaction, shareholders of VK Equity Growth will become shareholders of MSIF Equity Growth receiving shares of MSIF Equity Growth with a value equal to the value of their shares of VK Equity Growth;

3.     With respect to the shareholders of VK Global Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Global Growth Reorganization Agreement”), between Van Kampen Equity Trust, on behalf of VK Global Growth, and the Company, on behalf of Global Growth Portfolio (“MSIF Global Growth”), pursuant to which substantially all of the assets and liabilities of VK Global Growth will be transferred to MSIF Global Growth, a newly created series of the Company, in exchange for shares of MSIF Global Growth (the “VK Global Growth Reorganization”).  As a result of this transaction,  shareholders of VK Global Growth will become shareholders of MSIF Global Growth receiving shares of MSIF Global Growth with a value equal to the value of their shares of VK Global Growth; and

4.     To act upon such other matters as may properly come before the Meeting.

MSIF Advantage, MSIF Equity Growth and MSIF Global Growth are each referred to herein as an “Acquiring Fund,” and collectively as the “Acquiring Funds.”  VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as an “Acquired Fund” and collectively as the “Acquired Funds.”  The Reorganization Agreements of each of VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as a “Reorganization Agreement,” and collectively as the “Reorganization Agreements.”  The Reorganizations of each of VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as a “Reorganization,” and collectively as the “Reorganizations.”

Each Reorganization is more fully described in the accompanying Joint Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto.  Shareholders of record of each of the Acquired Funds at the close of business on February 17, 2010 are entitled to notice of, and to vote at, the Meeting.  Please read the Joint Proxy Statement and Prospectus carefully before telling us, through your Proxy or in person, how you wish your shares to be voted.  Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Joint Proxy Statement and Prospectus), you may do so in lieu of attending the Meeting in person.  The Board of Directors/Trustees of each of Van Kampen Equity Trust II, Van Kampen Series Fund, Inc. and Van Kampen Equity Trust recommends you vote in favor of the applicable Reorganization.  WE URGE YOU TO PROMPTLY SIGN, DATE AND MAIL THE ENCLOSED PROXY OR RECORD YOUR VOTE ELECTRONICALLY VIA TELEPHONE OR THE INTERNET.

By Order of the Boards of Directors/Trustees,

Stefanie V. Chang Yu

Secretary

[•], 2010

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy.  If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum be represented at the Meeting.  The enclosed envelope requires no postage if mailed in the United States.  Shareholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions on their proxy cards or on the enclosed Voting Information Card.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

ADVANTAGE PORTFOLIO

EQUITY GROWTH PORTFOLIO

GLOBAL GROWTH PORTFOLIO

522 Fifth Avenue
New York, New York 10036
(800) 548-7786

This Joint Proxy Statement and Prospectus is being furnished to shareholders/stockholders (“Shareholders”) of each of Van Kampen Core Growth Fund (“VK Core Growth”), a series of Van Kampen Equity Trust II, Van Kampen Equity Growth Fund (“VK Equity Growth”), a series of Van Kampen Series Fund, Inc., and Van Kampen Global Growth Fund (“VK Global Growth”), a series of Van Kampen Equity Trust, in connection with a Special Meeting of Shareholders to be held in Conference Room [•], Floor [•], [522 Fifth Avenue, New York, New York 10036], at [•] [a.m./p.m.], [•] [a.m./p.m.] and [•] [a.m./p.m.], respectively, [New York] time, on May 10, 2010, and any adjournments thereof (each a “Meeting, “and collectively the “Meetings”), for the following purposes:

1.     With respect to the Shareholders of VK Core Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Core Growth Reorganization Agreement”), between Van Kampen Equity Trust II, on behalf of VK Core Growth, and Morgan Stanley Institutional Fund, Inc. (the “Company”), on behalf of Advantage Portfolio (“MSIF Advantage”), pursuant to which substantially all the assets and liabilities of VK Core Growth will be transferred to MSIF Advantage, a newly created series of the Company, in exchange for shares of MSIF Advantage (the “VK Core Growth Reorganization”).  As a result of this transaction, Shareholders of VK Core Growth will become stockholders of MSIF Advantage and will receive shares of MSIF Advantage with a value equal to the value of their shares of VK Core Growth;

2.     With respect to the Shareholders of VK Equity Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Equity Growth Reorganization Agreement”), between Van Kampen Series Fund, Inc., on behalf of VK Equity Growth, and the Company, on behalf of Equity Growth Portfolio (“MSIF Equity Growth”), pursuant to which substantially all the assets and liabilities of VK Equity Growth will be transferred to MSIF Equity Growth, a newly created series of the Company, in exchange for shares of MSIF Equity Growth  (the “VK Equity Growth Reorganization”).  As a result of this transaction, Shareholders of VK Equity Growth will become stockholders of MSIF Equity Growth and will receive shares of MSIF Equity Growth with a value equal to the value of their shares of VK Equity Growth; and

3.     With respect to the Shareholders of VK Global Growth, to consider and vote upon an Agreement and Plan of Reorganization, dated December 10, 2009 (the “VK Global Growth Reorganization Agreement”), between Van Kampen Equity Trust, on behalf of VK Global Growth, and the Company, on behalf of Global Growth Portfolio (“MSIF Global Growth”), pursuant to which substantially all the assets and liabilities of VK Global Growth will be transferred to MSIF Global Growth, a newly created series of the Company, in exchange for shares of MSIF Global Growth (the “VK Global Growth Reorganization”).  As a result of this transaction, Shareholders of VK Global Growth will become stockholders of MSIF Global Growth and will receive shares of MSIF Global Growth with a value equal to the value of their shares of VK Global Growth.

MSIF Advantage, MSIF Equity Growth and MSIF Global Growth are each referred to herein as an “Acquiring Fund” and collectively as the “Acquiring Funds.”  VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as an “Acquired Fund” and collectively as the “Acquired Funds.”  Each of the Acquired Funds and the Acquiring Funds may be referred to herein as a “Fund.”  Shareholders of the Acquired Funds and stockholders of the Acquiring Funds are referred to herein as “Shareholders.” The Reorganization Agreements of each of VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as a “Reorganization Agreement,” and collectively as the “Reorganization Agreements.”  The Reorganizations of each of VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as a “Reorganization,” and collectively as the “Reorganizations.”

The terms and conditions of each transaction are more fully described in this Joint Proxy Statement and Prospectus and in the Reorganization Agreement attached hereto as Exhibit A.  The address and telephone number of each of the Acquired Funds are the same as those of the Acquiring Funds set forth above.  This Joint Proxy Statement also constitutes a Prospectus of the Acquiring Funds, which is dated [•], 2010, filed by the Company with the Securities and Exchange Commission (the “Commission”) as part of the Company’s Registration Statement on Form N-14 (the “Registration Statement”).

The Company is an open-end management investment company.  The investment objective of each Acquiring Fund is to seek long-term capital appreciation.

This Joint Proxy Statement and Prospectus sets forth concisely information about the Acquiring Funds that Shareholders of the Acquired Funds should know before voting on the applicable Reorganization Agreement.  A copy of the Prospectus for the Acquiring Funds, dated [•], 2010, is attached as Exhibit B and incorporated herein by reference.  Also incorporated herein by reference are the Prospectus of VK Core Growth, dated December 30, 2009, as supplemented on December 30, 2009, VK Equity Growth, dated October 30, 2009, as supplemented on October 30, 2009 and December 9, 2009, and VK Global Growth, dated July 31, 2009, as supplemented on August 14, 2009, September 14, 2009, October 20, 2009 and December 9, 2009.

In addition, incorporated herein by reference are the Annual Report of VK Core Growth for the fiscal year ended August 31, 2009, VK Equity Growth for the fiscal year ended June 30, 2009, and VK Global Growth for the fiscal year ended March 31, 2009 and its succeeding Semi-Annual Report for the six months ended September 30, 2009.  A Joint Statement of Additional Information relating to the Reorganizations, described in this Joint Proxy Statement and Prospectus, dated [•], 2010, has been filed with the Commission and is also incorporated herein by reference.  Such documents are available upon request and without charge by calling (800) 231-2808 (toll-free) or by visiting the Commission’s website at www.sec.gov.

Investors are advised to read and retain this Joint Proxy Statement and Prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

This Joint Proxy Statement and Prospectus is dated [•], 2010.

TABLE OF CONTENTS

JOINT PROXY STATEMENT AND PROSPECTUS

Exhibit A — Agreement and Plan of Reorganization

Exhibit B — Prospectus of Acquiring Funds dated [•], 2010

SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Joint Proxy Statement and Prospectus.  This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Joint Proxy Statement and Prospectus and the Reorganization Agreement.  Shareholders should carefully review this Joint Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the Acquiring Funds’ Prospectus, which is attached to this Joint Proxy Statement as Exhibit B and incorporated herein by reference.

General

This Joint Proxy Statement and Prospectus is being furnished to the Shareholders of each of VK Core Growth, VK Equity Growth and VK Global Growth, in connection with the solicitation by the Board of Directors/Trustees (each a “Board,” and collectively, the “Boards”) of each of Van Kampen Equity Trust II, Van Kampen Series Fund, Inc. and Van Kampen Equity Trust, each an open-end management investment company, of proxies (“Proxies”) to be used at the Meetings to consider the Reorganizations.  It is expected that the first mailing of this Joint Proxy Statement and Prospectus will be made on or about [March 10], 2010.

Shareholders of each Acquired Fund will vote separately on the Reorganization for that Fund.  Each Reorganization is not dependent on the approval of the others.  Pursuant to each Reorganization, Class A and Class B Shareholders of each Acquired Fund will receive Class H shares of each Acquiring Fund, while Class C and Class I Shareholders of each Acquired Fund will receive Class L and Class I shares, respectively, of each Acquiring Fund.  The shares to be issued by each Acquiring Fund pursuant to each Reorganization (the “Acquiring Fund Shares”) will be issued at net asset value without any sales charges.  Further information relating to the Acquiring Funds is set forth herein and in the Acquiring Funds’ current Prospectus, dated [•], 2010 (the “Acquiring Funds’ Prospectus”), attached to this Joint Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference.  The Company’s Board of Directors has authorized the issuance of the Acquiring Fund Shares to Shareholders of the Acquired Funds, as applicable, in connection with each Reorganization.

The information concerning the Acquired Funds contained herein has been supplied by the Van Kampen Equity Trust II, on behalf of VK Core Growth, Van Kampen Series Fund, Inc., on behalf of VK Equity Growth, and Van Kampen Equity Trust, on behalf of VK Global Growth.  The information concerning the Acquiring Funds contained herein has been supplied by the Company.

The Reorganizations

Each Reorganization Agreement provides for the transfer of substantially all the assets of the applicable Acquired Fund, and the assumption of liabilities, to the applicable Acquiring Fund in exchange for the applicable Acquiring Fund Shares.  The aggregate net asset value of the applicable Acquiring Fund Shares issued in the exchange will equal the aggregate value of the net assets of the applicable Acquired Fund received by the applicable Acquiring Fund.  On or after the closing date scheduled for each Reorganization (the “Closing Date”), the applicable Acquired Fund will distribute the applicable Acquiring Fund Shares received by such Acquired Fund to its Shareholders as of the Valuation Date (as defined below) in complete liquidation of such Acquired Fund, and without further notice, the outstanding shares of such Acquired Fund held by such Shareholders will then be redeemed and canceled as permitted by the organizational documents of the Acquired Fund and applicable law.  As a result of each Reorganization, each Shareholder will receive that number of full and fractional Acquiring Fund Shares, as applicable, equal in value to such Shareholder’s pro rata interest in the net assets of the applicable Acquired Fund transferred to the applicable Acquiring Fund.  Pursuant to each Reorganization, Class A and Class B Shareholders of each Acquired Fund will receive Class H shares of each Acquiring Fund, while Class C and Class I Shareholders of each Acquired Fund will receive Class L and Class I shares, respectively, of each Acquiring Fund.  The Board has determined that the interests of Shareholders will not be diluted as a result of the applicable Reorganization.  The “Valuation Date” is the date, following the receipt of the requisite approval of the applicable Reorganization Agreement by the Shareholders or at such other time as the applicable Acquired Fund and applicable Acquiring Fund may agree, on which date the number of applicable Acquiring Fund Shares to be delivered to each Acquired Fund will be determined.

For the reasons set forth below under “The Reorganization—The Board’s Considerations,” each Board, including the Directors/Trustees who are not “interested persons” of an Acquired Fund (“Independent Board

Members”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has concluded that each Reorganization is in the best interests of the applicable Acquired Fund and its Shareholders and recommends approval of each Reorganization Agreement.

Fee Tables

The following tables briefly describe the shareholder fees and fund operating expenses that Shareholders of the Funds bear directly and indirectly from an investment in the Funds.  Shareholder fees will not be charged on those Acquired Fund Shares received in connection with the Reorganization.  Each Fund pays expenses for management of its assets, distribution of its shares and other services, and those expenses are reflected in the net asset value per share of each Fund.  These expenses are deducted from each respective Fund’s assets and are based on actual expenses incurred by each of VK Core Growth, VK Equity Growth and VK Global Growth for its fiscal year ended August 31, 2009, June 30, 2009 and March 31, 2009, respectively (except that for each Acquired Fund, the actual 12b-1 fees incurred by Class B Shares and Class C Shares of such Acquired Fund for such period may have been less than the maximum 1.00% permitted under the plans).  The tables set forth pro forma fees for the applicable surviving combined fund (MSIF Advantage, MSIF Equity Growth and MSIF Global Growth) (each a “Combined Fund”) reflecting what the fee schedule would have been on December 31, 2009, if each Reorganization had been consummated twelve (12) months prior to that date.

VK Core Growth Reorganization

Shareholder Fees

(fees paid directly from your investment)

VK Core Growth (Acquired Fund)	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75	%†	None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		5.00	%‡	1.00	%‡‡	None

Account Maintenance (Low Balance) Fee (for accounts under the Low Balance Amount)	$12/yr		$12/yr		$12/yr		$12/yr

Pro Forma Combined Fund MSIF Advantage (Acquiring Fund)	Class H		Class L	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75	%†	None	None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		None	None

Account Maintenance (Low Balance) Fee (for accounts under the Low Balance Amount)	None		None	None

†      The sales charge is calculated as a percentage of the offering price.  The sales charge is reduced for purchases of $50,000 and over.

‡      The maximum deferred sales charge is 5.00% in the first year after purchase, 4.00% in the second year, 3.00% in the third year, 2.50% in the fourth year, 1.50% during the fifth year after purchase and zero thereafter.

‡‡   The maximum deferred sales charge is 1.00% in the first year after purchase and zero thereafter.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

VK Core Growth (Acquired Fund)	Class A		Class B		Class C		Class I
Advisory Fees†	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	10.97%		10.63%		10.52%		11.03%
Total Annual Fund Operating Expenses	11.97%		12.38%		12.27%		11.78%
Fee Waiver and/or Expense Reimbursement	10.67	%(1)	10.33	%(1)	10.22	%(1)	10.73	%(1)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30	%(1)	2.05	%(1)	2.05	%(1)	1.05	%(1)

Pro Forma Combined Fund MSIF Advantage (Acquiring Fund)	Class H		Class L		Class I
Advisory Fees†	0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None
Other Expenses	2.77	%*	2.77	%*	2.77	%*
Total Annual Fund Operating Expenses	3.77%		4.27%		3.52%
Fee Waiver and/or Expense Reimbursement	2.47	%(2)	3.18	%(2)	2.47	%(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30	%(2)	1.09	%(2)	1.05	%(2)

†      The advisory fee charged on daily net assets is subject to the following breakpoints: 0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.

*      Other expenses for MSIF Advantage have been estimated for the current fiscal year.

(1)  VK Core Growth’s investment adviser, Van Kampen Asset Management (“VKAM”),  is currently waiving or reimbursing all or a portion of VK Core Growth’s  advisory fees or other expenses.  The fee waivers and/or other expense reimbursements are expected to continue (such that the net annual fund operating expenses do not exceed those amounts listed in the table above) until such time that the Board  acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(2)  MSIF Advantage’s investment adviser, Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to reduce its advisory fee and/or reimburse MSIF Advantage for two years so that Total Annual Fund Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing), will not exceed 1.30% for Class H shares, 1.09% for Class L shares and 1.05% for Class I shares.  MSIF Advantage’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive, based on the actual 12b-1 fees incurred by Class C shares of the Acquired Fund during the last fiscal year, the 12b-1 fee for two years on Class L shares to the extent it exceeds 0.04% of the average daily net assets.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created.  The example assumes that an investor invests $10,000 in either VK Core Growth or MSIF Advantage, that the investment has a 5% return each year and that the operating expenses for each Fund remain the same (as set forth in the chart above).  Although a Shareholder’s actual costs may be higher or lower, the table below shows a Shareholder’s costs at the end of each period based on these assumptions.

VK Core Growth	1 Year	3 Years	5 Years	10 Years
Class A	$700	$963	$1,247	$2,053
Class B	$708	$943	$1,253	$1,253
Class C	$308	$643	$1,103	$1,103
Class I	$107	$334	$579	$579

Pro Forma Combined Fund MSIF Advantage
Class H	$601	$868	$1,154	$1,968
Class L	$111	$347	$601	$1,329
Class I	$107	$334	$579	$1,283

VK Equity Growth Reorganization

Shareholder Fees

(fees paid directly from your investment)

VK Equity Growth (Acquired Fund)	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75	%†	None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		5.00	%‡	1.00	%‡‡	None

Account Maintenance (Low Balance) Fee (for accounts under the Low Balance Amount)	$12/yr		$12/yr		$12/yr		None

Pro Forma Combined Fund MSIF Equity Growth (Acquiring Fund)	Class H		Class L	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75	%†	None	None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		None	None

Account Maintenance (Low Balance) Fee (for accounts under the Low Balance Amount)	None		None	None

†      The sales charge is calculated as a percentage of the offering price.  The sales charge is reduced for purchases of $50,000 and over.

‡      The maximum deferred sales charge is 5.00% in the first year after purchase, 4.00% in the second year, 3.00% in the third year, 2.50% in the fourth year, 1.50% during the fifth year after purchase and zero thereafter.

‡‡   The maximum deferred sales charge is 1.00% in the first year after purchase and zero thereafter.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

VK Equity Growth (Acquired Fund)	Class A	Class B	Class C	Class I
Advisory Fees†	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.74%	0.74%	0.74%	0.91%
Total Annual Fund Operating Expenses	1.49%	2.24%	2.24%	1.41%

Pro Forma Combined Fund MSIF Equity Growth (Acquiring Fund)	Class H		Class L		Class I
Advisory Fees†	0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None
Other Expenses	0.38	%*	0.38	%*	0.38	%*
Total Annual Fund Operating Expenses	1.13%		1.63%		0.88%
Fee Waiver and/or Expense Reimbursement	0.00	%(1)	0.00	%(1)	0.00	%(1)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13	%(1)	1.63	%(1)	0.88	%(1)

†      The advisory fee charged on daily net assets is subject to the following breakpoints: 0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion.

*      Other expenses for MSIF Equity Growth have been estimated for the current fiscal year.

(1)  MSIF Equity Growth’s investment adviser, MSIM, has agreed to reduce its advisory fee and/or reimburse MSIF Equity Growth for two years so that Total Annual Fund Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing), will not exceed 1.13% for Class H shares, 1.63% for Class L shares and 0.88% for Class I shares.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created.  The example assumes that an investor invests $10,000 in either VK Equity Growth or MSIF Equity Growth, that the investment has a 5% return each year and that the operating expenses for each Fund remain the same (as set forth in the chart above).  Although a Shareholder’s actual costs may be higher or lower, the table below shows a Shareholder’s costs at the end of each period based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
VK Equity Growth
Class A	$718	$1,019	$1,341	$2,252
Class B	$727	$1,000	$1,350	$2,387
Class C	$327	$700	$1,200	$2,575
Class I	$144	$446	$771	$1,691

Pro Forma Combined Fund MSIF Equity Growth
Class H	$585	$817	$1,068	$1,784
Class L	$166	$514	$887	$1,933
Class I	$90	$281	$488	$1,084

VK Global Growth Reorganization

Shareholder Fees

(fees paid directly from your investment)

VK Global Growth (Acquired Fund)	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75	%†	None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		5.00	%‡	1.00	%‡‡	None

Redemption Fees	N/A		N/A		N/A		N/A

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	$12/yr		$12/yr		$12/yr		None

Pro Forma Combined Fund MSIF Global Growth (Acquiring Fund)	Class H		Class L		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75	%†	None		None

Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	None		None		None

Redemption Fees	2.00	%††	2.00	%††	2.00	%††

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	None		None		None

†      The sales charge is calculated as a percentage of the offering price.  The sales charge is reduced for purchases of $50,000 and over.

††   Payable to the Fund on shares redeemed within 30 days of purchase.  The redemption fee is based on the redemption proceeds. The Acquiring Fund’s redemption fee will not be charged on redemptions made of those Acquiring Fund Shares received in connection with the Reorganization.

‡      The maximum deferred sales charge is 5.00% in the first year after purchase, 4.00% in the second year, 3.00% in the third year, 2.50% in the fourth year, 1.50% during the fifth year after purchase and zero thereafter.

‡‡   The maximum deferred sales charge is 1.00% in the first year after purchase and zero thereafter.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

VK Global Growth (Acquired Fund)	Class A		Class B		Class C		Class I
Advisory Fees†	0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	12.28%		11.87%		11.89%		11.76%
Total Annual Fund Operating Expenses	13.43%		13.77%		13.79%		12.66%
Fee Waiver and/or Expense Reimbursement	11.93	%(1)	11.52	%(1)	11.54	%(1)	11.41	%(1)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	%(1)	2.25	%(1)	2.25	%(1)	1.25	%(1)

Pro Forma Combined Fund MSIF Global Growth (Acquiring Fund)	Class H		Class L		Class I
Advisory Fees†	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None
Other Expenses	1.53	%*	1.53	%*	1.53	%*
Total Annual Fund Operating Expenses	2.68%		3.18%		2.43%
Fee Waiver and/or Expense Reimbursement	1.18	%(2)	1.63	%(2)	1.18	%(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	%(2)	1.55	%(2)	1.25	%(2)

†      The advisory fee charged on daily net assets is subject to the following breakpoints: 0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.

*      Other expenses for MSIF Global Growth have been estimated for the current fiscal year.

(1)  VK Global Growth’s investment adviser, VKAM,  is currently waiving or reimbursing all or a portion of VK Global Growth’s advisory fees or other expenses.  The fee waivers and/or expense reimbursements are expected to continue (such that the net annual fund operating expenses do not exceed those amounts listed above) until such time that the Board acts to discontinue all or a portion of such waivers and/or reimbursements.

(2)  MSIF Global Growth’s investment adviser, MSIM, has agreed to reduce its advisory fee and/or reimburse MSIF Global Growth for two years so that Total Annual Fund Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing), will not exceed 1.50% for Class H shares, 1.55% for Class L shares and 1.25% for Class I shares.  MSIF Global Growth’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive, based on the actual 12b-1 fees incurred by Class C shares of the Acquired Fund during the last fiscal year, the 12b-1 fee for two years on Class L shares to the extent it exceeds 0.30% of the average daily net assets.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created.  The example assumes that an investor invests $10,000 in either VK Global Growth or MSIF Global Growth, that the investment has a 5% return each year and that the operating expenses for each Fund remain the same (as set forth in the chart above).  Although a Shareholder’s actual costs may be higher or lower, the table below shows a Shareholder’s costs at the end of each period based on these assumptions.

VK Global Growth	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,346	$2,263
Class B	$728	$1,003	$1,355	$2,585
Class C	$328	$703	$1,205	$2,585
Class I	$127	$397	$686	$1,511

Pro Forma Combined Fund MSIF Global Growth
Class H	$620	$927	$1,255	$2,180
Class L	$158	$490	$845	$1,845
Class I	$127	$397	$686	$1,511

The purpose of the foregoing fee tables is to assist the Shareholder in understanding the various costs and expenses that a Shareholder in each Fund will bear directly or indirectly.  For a more complete description of these costs and expenses, see “Comparison of each Acquired Fund and Acquiring Fund—Investment Advisory Fees,” “—Distribution Plan and Shareholder Services Plan Fees,” “—Other Significant Fees” and “—Purchases, Exchanges and Redemptions” below.

Tax Consequences of the Reorganizations

As a condition to each Reorganization, each Acquired Fund has requested an opinion of Dechert LLP to the effect that the applicable Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by the Acquired Fund, the corresponding Acquiring Fund or the Acquired Fund’s Shareholders for federal income tax purposes as a result of the transactions included in the applicable Reorganization.  Receipt of such opinion is a condition to the Reorganizations.  For further information about the tax consequences of the Reorganizations, see “The Reorganizations—Tax Aspects of the Reorganizations” below.

Comparison of each Acquired Fund and Acquiring Fund

Investment Objectives and Policies.  The investment objective and principal policies of each Fund are substantially similar and are set forth below.  Each Fund is a diversified fund.  The principal differences between the investment policies of each Acquired Fund and its corresponding Acquiring Fund  are more fully described under “Comparison of Investment Objectives, Policies and Restrictions” below.  Each Fund’s investment objective, except with respect to VK Core Growth and VK Equity Growth, is not fundamental and may be changed by its Board.  With respect to VK Core Growth and VK Equity Growth, the Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.

VK Core Growth		MSIF Advantage

Investment Objective		Investment Objective

•	seeks long-term capital appreciation	•	seeks long-term capital appreciation

Investment Policies		Investment Policies

•	invests primarily in equity securities of large-capitalization companies	•	invests primarily in equity securities of large-capitalization companies

•	may invest up to 35% of its total assets in securities of foreign issuers, including emerging market securities	•	may invest in foreign securities, including emerging market securities

•	may purchase and sell certain derivative instruments, such as options, futures, options on futures contracts and stock index options and futures contracts	•	may purchase and sell certain derivative instruments, such as options, futures, forward contracts, swaps and structured investments

		•	may invest in exchange-traded funds (“ETFs”)

•	may invest up to 10% of its total assets in real estate investment trusts (“REITs”)	•	may invest in REITs and foreign real estate companies

VK Equity Growth		MSIF Equity Growth

Investment Objective		Investment Objective

•	seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium- and large-capitalization companies	•	seeks long-term capital appreciation

Investment Policies		Investment Policies

•	under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities	•	under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities

•	invests primarily in growth-oriented equity securities of medium- and large-capitalization companies	•	invests primarily in growth-oriented equity securities of medium- and large-capitalization companies

•	may invest up to 35% of its total assets in securities of foreign issuers, including emerging market securities	•	may invest in foreign securities, including emerging market securities

•	may purchase and sell certain derivative instruments, such as options, futures and options on futures contracts	•	may purchase and sell certain derivative instruments, such as options, futures, forward contracts, swaps and structured investments

		•	may invest in ETFs

•	may invest up to 10% of its total assets in REITs	•	may invest in REITs and foreign real estate companies

VK Global Growth		MSIF Global Growth

Investment Objective		Investment Objective

•	seeks long-term capital appreciation	•	seeks long-term capital appreciation

Investment Policies		Investment Policies

•	invests primarily in growth-oriented equity securities on a global basis	•	invests primarily in growth-oriented equity securities on a global basis

•	may invest in companies of any size, including small-capitalization companies	•	may invest in companies of any size, including small-capitalization companies

•	may purchase and sell certain derivative instruments, such as options, futures and options on futures contracts	•	may purchase and sell certain derivative instruments, such as options, futures, forward contracts, swaps and structured investments

•	invests in securities of foreign issuers, and will invest in at least three countries (including the United States)

•	invests primarily in securities of companies located in Europe, Japan, Asia, the Pacific Basin, Latin America, the Middle East, Africa, and the United States	•	invests in foreign securities, including emerging market securities

		•	may invest in ETFs

•	may invest up to 10% of its total assets in REITs	•	may invest in REITs and foreign real estate companies

Portfolio Management.  Subsequent to the consummation of each Reorganization, the current portfolio management team for each Acquired Fund will continue to be primarily responsible for the day-to-day management of the applicable Acquiring Fund.  Each Acquired Fund is managed within VKAM’s Growth team and, if the applicable

Reorganization is approved, will be managed within MSIM’s Growth team.  The team consists of portfolio managers and analysts.

Current members of the team jointly and primarily responsible for the day-to-day management of VK Core Growth, and those members that will be responsible for the day-to-day management of MSIF Advantage if the VK Core Growth Reorganization is approved, are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of VKAM, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of VKAM.  Mr. Lynch has been associated with VKAM or its investment management affiliates in an investment management capacity since 1998 and began managing VK Core Growth at its inception in June 2008.  Mr. Cohen has been associated with VKAM in an investment management capacity since 1993 and began managing VK Core Growth at its inception in June 2008.  Mr. Chainani has been associated with VKAM or its investment management affiliates in an investment management capacity since 1996 and began managing VK Core Growth at its inception in June 2008.  Mr. Norton has been associated with VKAM or its investment management affiliates in an investment management capacity since 2000 and began managing VK Core Growth at its inception in June 2008.  Mr. Yeung has been associated with VKAM or its investment management affiliates in an investment management capacity since 2002 and began managing VK Core Growth at its inception in June 2000.  Mr. Nash has been associated with VKAM or its investment management affiliates in an investment management capacity since 2002 and began managing VK Core Growth at its inception in June 2008.  Mr. Lynch is the lead manager of VK Core Growth and Messrs. Cohen, Chainani, Norton, Nash and Yeung are co-portfolio managers.  Mr. Lynch is responsible for the execution of the overall strategy of VK Core Growth.

Current members of the team jointly and primarily responsible for the day-to-day management of VK Equity Growth and VK Global Growth, and those members that will be responsible for the day-to-day management of MSIF Equity Growth and MSIF Global Growth if each applicable Reorganization is approved, are Kristian Heugh and Alexander Umansky, each an Executive Director of VKAM.  Mr. Heugh has been associated with VKAM in an investment management capacity since 2001 and began managing VK Equity Growth in June 2006 and VK Global Growth at its inception in May 2008.  Mr. Umansky has been associated with VKAM in an investment management capacity since 1996 and began managing VK Equity Growth in September 2007 and VK Global Growth at its inception in May 2008.  Mr. Heugh is the lead manager of each of VK Equity Growth and VK Global Growth.  Mr. Heugh is primarily responsible for individual stock selection for each of VK Equity Growth and VK Global Growth and the execution of the overall strategy of each Fund.  Mr. Umansky assists Mr. Heugh with the execution of the overall strategy of each of VK Equity Growth and VK Global Growth.

Additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in each Fund’s Statement of Additional Information.

Investment Advisory Fees.  Each Acquiring Fund will obtain advisory services from MSIM.  MSIM is a wholly-owned subsidiary of Morgan Stanley with its principal office located at 522 Fifth Avenue, New York, New York 10036.  Each Acquired Fund obtains advisory services from VKAM.  VKAM is a wholly-owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”).  Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley.  VKAM’s principal office is the same as MSIM’s.

The annual advisory fee (as a percentage of daily net assets) payable by each Acquiring Fund is the same as that payable by its corresponding Acquired Fund and is set forth below.  Each Acquiring Fund will pay its advisory fee on a quarterly basis while each Acquired Fund pays its advisory fee on a monthly basis.

VK Core Growth/ MSIF Advantage

0.75% of the portion of the daily net assets not exceeding $750 million; 0.70% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.65% of the portion of the daily net assets exceeding $1.5 billion.

VK Equity Growth/ MSIF Equity Growth

0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and

0.35% of the portion of the daily net assets exceeding $3 billion.

VK Global Growth/ MSIF Global Growth

0.90% of the portion of the daily net assets not exceeding $750 million; 0.85% of the portion of the daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.

Comparison of Other Service Providers.  The following table identifies the principal service providers that service the Acquiring Funds and the Acquired Funds:

	Acquired Funds	Acquiring Funds

Administrator:	Van Kampen Asset Management	Morgan Stanley Investment Management Inc.

Transfer Agent:	Van Kampen Investor Services Inc.	Morgan Stanley Services Company Inc.

Custodian:	State Street Bank and Trust Company	JPMorgan Chase Bank, N.A.

Distributor:	Van Kampen Funds Inc.	Morgan Stanley Distribution, Inc.

Auditor:	Ernst & Young LLP (VK Core Growth/VK Global Growth)	Ernst & Young LLP

Deloitte & Touche LLP (VK Equity Growth)

Distribution Plan and Shareholder Services Plan Fees.

Descriptions of the Plans.  Each Acquired Fund has adopted a distribution plan (the “VK Distribution Plan”) with respect to each of its Class A shares, Class B shares and Class C shares, pursuant to Rule 12b-1 under the 1940 Act.  Each Acquired Fund also has adopted a service plan (the “VK Service Plan” and, together with the VK Distribution Plan, the “VK Plans”) with respect to each of its Class A shares, Class B shares and Class C shares.  Under the VK Distribution Plan and the VK Service Plan, each Acquired Fund pays distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing services to Shareholders of each such class and the maintenance of shareholder accounts.  For a complete description of these arrangements with respect to each Acquired Fund, see the section of each Acquired Fund’s prospectus entitled “Purchase of Shares” and the section of each Acquired Fund’s Statement of Additional Information entitled “Distribution and Service.”

The Company has adopted a shareholder services plan (the “MSIF Service Plan”) with respect to Class H shares of each Acquiring Fund and a distribution and shareholder services plan (the “MSIF Distribution Plan” and, together with the “MSIF Service Plan, the “MSIF Plans”) with respect to Class L shares of each Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act.

Class A and Class B Shares of Acquired Fund/Class H Shares of Acquiring Fund.  Under the VK Plans, each Acquired Fund can pay up to 0.25% and 1.00% (0.75% pursuant to the VK Distribution Plan and 0.25% pursuant to the VK Service Plan) of their respective average daily net assets attributable to each of Class A shares and Class B shares, respectively, for distribution-related expenses and for the provision of ongoing services to Shareholders.

Under the MSIF Service Plan, each Acquiring Fund can pay a shareholder services fee of up to 0.25% of Class H shares’ average daily net assets on an annualized basis.  The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class H shares.  For further information relating to the shareholder services applicable to Class H shares of each Acquiring Fund, see the section entitled “Shareholder Information—Distribution of Portfolio Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Class C Shares of Acquired Fund/Class L Shares of Acquiring Fund.  Under the VK Plans, each Acquired Fund can pay up to 1.00% (0.75% pursuant to the VK Distribution Plan and 0.25% pursuant to the VK Service Plan) of their respective average daily net assets attributable to Class C shares for distribution-related expenses and for the provision of ongoing services to Shareholders.

Under the MSIF Distribution Plan, each Acquiring Fund can pay a shareholder services fee of up to 0.25% of the Class L shares’ average daily net assets on an annualized basis and a distribution fee of 0.50% of the Class L shares’ average daily net assets on an annualized basis.  The Distributor has agreed to waive the 12b-1 fee on Class L shares of MSIF Advantage and MSIF Global Growth to the extent such fee exceeds 0.04% and 0.30%, respectively, of the average daily net assets of such shares on an annualized basis.  The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class L shares.  For further information relating to the shareholder services and distribution fees applicable to Class L shares of each Acquiring Fund, see the section entitled “Shareholder Information—Distribution of Portfolio Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Class I Shares of Acquired Fund/Class I Shares of Acquiring Fund.  Class I shares of each Acquired Fund are not subject to the VK Plans and Class I shares of each Acquiring Fund are not subject to the MSIF Plans.

Other Significant Fees.  Each of the Acquiring Funds and Acquired Funds pay additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees.  See “Synopsis—Fee Table” above for the percentage of average net assets represented by such “Other Expenses.”

Purchases, Exchanges and Redemptions.  The Company’s Board of Directors has authorized the issuance of the Acquiring Fund Shares in connection with the applicable Reorganization.

Class A and Class B Shares of Acquired Funds/Class H Shares of Acquiring Fund

Minimum Investments.  The minimum initial investment amount for Class A and Class B shares of each Acquired Fund is $1,000 for regular accounts and retirement accounts; and $50 for accounts participating in a systematic investment program established directly with the applicable Acquired Fund.  The minimum subsequent investment is $50 all account types, except, that each Acquired Fund may, in its discretion and with appropriate advance notice, redeem any Class A or Class B shares shareholder account (other than certain accounts participating in a systematic investment program) that has a balance of less than $500.

The minimum initial investment for Class H shares of each Acquiring Fund generally is $25,000.  If the value of an investor’s account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, the investor’s account may be subject to involuntary conversion or involuntary redemption.  For further information relating to the minimum investment amounts for Class H shares of each Acquiring Fund, please see the section entitled “Shareholder Information—How To Purchase Class H Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

The higher minimum initial investment for Class H shares, as well as the Acquiring Fund’s ability to impose an involuntary conversion or redemption, will be waived indefinitely for Class A and Class B Shareholders of the Acquired Funds that receive Class H shares of the applicable Acquiring Fund in connection with the Reorganizations.

Sales Charges.  Class A shares of each Acquired Fund are subject to an initial sales charge of up to 5.75%.  Purchases of Class A shares of each Acquired Fund in amounts of $1 million or more are not subject to an initial sales charge, but a contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions made within eighteen months of purchase.

Class B shares of each Acquired Fund do not incur an initial sales charge when purchased, but generally are subject to a contingent deferred sales charge of 5.00% of the lesser of the then current net asset value or the original purchase price on Class B shares redeemed during the first year after purchase, which charge is reduced to zero after a six year period as follows: Year 1 — 5.00%; Year 2 — 4.00%; Year 3 — 3.00%; Year 4 — 2.50%; Year 5 — 1.50%; Year 6 and after — None.

Class H shares of each Acquiring Fund are offered at net asset value and are subject to an initial sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction.  The sales charge is reduced for purchases of $50,000 and over.  Class H shares are not subject to a contingent deferred sales charge.  For further information relating to the initial sales charge for Class H shares of each Acquiring Fund, please see the section entitled “Shareholder Information—How To Purchase Class H Shares” in the Acquired Funds’ Prospectus attached hereto as Exhibit B.

The initial sales charge applicable to Class H Shares of the Acquiring Funds will be waived for Class H Shares acquired in each Reorganization.  Any subsequent purchases of Class H Shares of the Acquiring Fund after the applicable Reorganization by the former Class A and Class B Shareholders of an Acquired Fund also will not be subject to the initial sales charge schedule.  No contingent deferred sales charges will be imposed on Class B shares of each Acquired Fund that are exchanged for Class H shares of the corresponding Acquired Fund in connection with the applicable Reorganization.

Class A and Class B shares of each Acquired Fund are subject to a low balance fee of $12 per year for shareholder accounts with a value less than the low balance amount (the “Low Balance Amount”) as determined from time to time by the applicable Acquired Fund and VKAM.  Each Acquired Fund and VKAM generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on market conditions.  Class H shares of each Acquiring Fund are not subject to a low balance fee.

Redemption of Fund Shares.  Class A and Class B shares of each Acquired Fund and Class H shares of MSIF Advantage and MSIF Equity Growth are not subject to a redemption fee.

Class H shares of MSIF Global Growth redeemed or exchanged within 30 days of purchase will be subject to a 2% redemption fee, payable to the Fund.  The redemption fee is designed to protect the Fund and its remaining Shareholders from the effects of short-term trading.  The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team.  The redemption fee is based on, and deducted from, the redemption proceeds.  For purposes of computing any redemption fee payable to MSIF Global Growth upon the redemption of Class H shares of MSIF Global Growth acquired by VK Global Growth Shareholders in connection with the Reorganization, the holding period of Class A or Class B shares held by the VK Global Growth shareholder on the date the VK Global Growth Reorganization takes place will be tacked on to the holding period of the Class H shares.  Each time you redeem or exchange Class H shares, the shares held the longest will be redeemed or exchanged first.  For greater details relating to redemption of shares and redemption fees applicable to Class H shares of MSIF Global Growth, see the section entitled “Shareholder Information—How to Redeem Class H Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Exchange Privileges.  Class A shares and Class B shares of each Acquired Fund may be exchanged for shares of the same class of any Participating Fund (as used herein, “Participating Funds” refers to Van Kampen investment companies advised by VKAM and distributed by Van Kampen Funds Inc., as determined from time to time by each Acquired Fund’s Board) based on the next determined net asset value per share of each fund after requesting the exchange without any sales charge, subject to minimum purchase requirements and certain limitations.  Class A and Class B shares of each Acquired Fund may be exchanged for shares of any Participating Fund only if shares of that Participating Fund are available for sale.

Class H shares of each Acquiring Fund may be exchanged for shares of the same class of any other available portfolio of the Company (each, an “Exchange Portfolio”).  In addition, Class H shares of each Acquiring Fund may be exchanged for shares of the same class of available portfolios of Morgan Stanley Institutional Fund Trust (also, each an “Exchange Portfolio”).  Exchanges are effected based on the respective net asset values of the applicable portfolios (subject to any applicable redemption fee).  The redemption fee will be waived on any exchange of Class H shares received by VK Global Growth Shareholders in connection with the VK Global Growth Reorganization where the exchange is effected within 30 days following the consummation of such Reorganization. Upon consummation of the applicable Reorganization, the foregoing exchange privileges will apply to Shareholders of each Combined Fund; however, Shareholders must satisfy the applicable Class H minimum initial investment amount of the Exchange Portfolio at the time of the exchange.

Each Acquiring Fund provides telephone exchange privileges to their Shareholders.  For greater details relating to exchange privileges applicable to the Acquiring Funds, see the section entitled Shareholder Information—How to Redeem Class H Shares—Exchange Privilege” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Class C Shares of Acquired Fund/Class L Shares of Acquiring Fund

Minimum Investments.  The minimum initial investment amount for Class C shares of each Acquired Fund is $1,000 for regular accounts and retirement accounts; and $50 for Class C Shares for accounts participating in a systematic investment program established directly with the applicable Acquired Fund.  The minimum subsequent investment is $50 for Class C Shares for all account types, except that each Acquired Fund may, in its discretion and with appropriate advance notice, redeem any Class C Shares shareholder account (other than certain accounts participating in a systematic investment program) that has a balance of less than $500.

The minimum initial investment for Class L shares of each Acquiring Fund generally is $25,000.  If the value of an investor’s account falls below the minimum initial investment amount for Class L shares as a result of share redemptions, the investor’s account may be subject to involuntary conversion or involuntary redemption.  For further information relating to minimum investment requirements for Class L shares of each Acquiring Fund, please see the section entitled “Shareholder Information—How To Purchase Class I, Class P and Class L Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

The higher minimum initial investment for Class L shares, as well as the Acquiring Fund’s ability to impose an involuntary conversion or redemption, will be waived indefinitely for Class C Shareholders of the Acquired Funds that receive Class L shares of the applicable Acquiring Fund in connection with the Reorganizations.

Sales Charges.  Class C shares of each Acquired Fund do not incur an initial sales charge when purchased, but generally are subject to a contingent deferred sales charge of 1.00% of the lesser of the then current net asset value or the original purchase price on Class C shares redeemed during the first year after purchase, which sales charge is reduced to zero thereafter.  Class L shares of each Acquiring Fund are offered at net asset value with no initial sales charge or contingent deferred sales charge.

No contingent deferred sales charges will be imposed on Class C shares of each Acquired Fund that are exchanged for Class L shares of the corresponding Acquiring Fund in connection with the Reorganizations.

Class C shares of each Acquired Fund are subject to a low balance fee of $12 per year for shareholder accounts with a value less than the Low Balance Amount as determined from time to time by the applicable Acquired Fund and VKAM.  Each Acquired Fund and VKAM generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on market conditions.  Class L shares of each Acquiring Fund are not subject to a low balance fee.

Redemption of Fund Shares.  Class C shares of each Acquired Fund and Class L shares of MSIF Advantage and MSIF Equity Growth are not subject to a redemption fee.

Class L shares of MSIF Global Growth redeemed or exchanged within 30 days of purchase will be subject to a 2% redemption fee, payable to the Fund.  The redemption fee is designed to protect the Fund and its remaining Shareholders from the effects of short-term trading.  The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team.  The redemption fee is based on, and deducted from, the redemption proceeds.  Each time you redeem or exchange Class L shares, the shares held the longest will be redeemed or exchanged first.  For purposes of computing any redemption fee payable to MSIF Global Growth upon the redemption of Class L shares of MSIF Global Growth acquired by VK Global Growth Shareholders in connection with the Reorganization, the holding period of Class C shares held by the VK Global Growth shareholder on the date the VK Global Growth Reorganization takes place will be tacked on to the holding period of the Class L shares.  For greater details relating to redemption of shares and redemption fees applicable to Class L shares of MSIF Global Growth, see the section entitled “Shareholder Information—How To Redeem Class I, Class P and Class L Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Exchange Privileges.  Class C shares of each Acquired Fund may be exchanged for shares of the same class of any Participating Fund based on the next determined net asset value per share of each fund after requesting the exchange without any sales charge, subject to minimum purchase requirements and certain limitations.  Class C shares of each Acquired Fund may be exchanged for shares of any Participating Fund only if shares of that Participating Fund are available for sale.

Class L shares of each Acquiring Fund may be exchanged for shares of the same class of any Exchange Portfolio.  Exchanges are effected based on the respective net asset values of the applicable portfolios (subject to any applicable redemption fee). The redemption fee will be waived on any exchange of Class L shares received by VK Global Growth Shareholders in connection with the VK Global Growth Reorganization where the exchange is effected within 30 days following the consummation of such Reorganization.  Upon consummation of the applicable Reorganization, the foregoing exchange privileges will apply to Shareholders of each Combined Fund; however, Shareholders must satisfy the applicable Class L minimum initial investment amount of the Exchange Portfolio at the time of the exchange.

Each Acquiring Fund provides telephone exchange privileges to their Shareholders.  For greater details relating to exchange privileges applicable to the Acquiring Funds, see the section entitled “Shareholder Information—How to Redeem Class I, Class P and Class L Shares—Exchange Privilege” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Class I Shares of Acquired Fund/Class I Shares of Acquiring Fund

Minimum Investments.  Class I shares of each Acquired Fund, which are generally available for purchase only by eligible institutions, retirement accounts and fee-based investment programs, have no minimum initial or subsequent investment requirements, provided the other eligibility requirements for purchase are met.

The minimum initial investment for Class I shares of each Acquiring Fund generally is $5,000,000.  If the value of an investor’s account falls below the minimum initial investment amount for Class I shares as a result of share redemptions, the investor’s account may be subject to involuntary conversion or involuntary redemption.  For further information relating to minimum investment requirements for Class I shares of each Acquiring Fund, please see the section entitled “Shareholder Information—How To Purchase Class I, Class P and Class L Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

The higher minimum initial investment for Class I shares, as well as the Acquiring Fund’s ability to impose an involuntary conversion or redemption, will be waived indefinitely for Class I Shareholders of the Acquired Funds that receive Class I shares of the applicable Acquiring Fund in connection with the Reorganizations.

Sales Charges.  Class I shares of each Acquired Fund and each Acquiring Fund are not subject to either an initial sales charge or a contingent deferred sales charge.

Class I shares of VK Core Growth are subject to a low balance fee of $12 per year for shareholder accounts with a value less than the Low Balance Amount as determined from time to time by the applicable Acquired Fund and VKAM.  Each Acquired Fund and VKAM generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on market conditions.  Class I shares of each Acquiring Fund are not subject to a low balance fee.

Redemption of Fund Shares.  Class I shares of each Acquired Fund and Class I shares of MSIF Advantage and MSIF Equity Growth are not subject to a redemption fee.

Class I shares of MSIF Global Growth redeemed or exchanged within 30 days of purchase will be subject to a 2% redemption fee, payable to the Fund.  The redemption fee is designed to protect the Fund and its remaining Shareholders from the effects of short-term trading.  The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through preapproved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team.  The redemption fee is based on, and deducted from, the redemption proceeds.  Each time you redeem or exchange Class I shares, the shares held the longest will be redeemed or exchanged first.  For purposes of computing any redemption fee payable to MSIF Global Growth upon the redemption of Class I shares of MSIF Global Growth acquired by VK Global Growth Shareholders in connection with the Reorganization, the holding period of Class I shares held by the VK Global Growth shareholder on the date the VK Global Growth Reorganization takes place will be tacked on to the holding period of the Class I shares.  For greater details relating to redemption of shares and redemption fees applicable to Class I shares of MSIF Global Growth, see the section entitled “Shareholder Information—How to Redeem Class H Shares” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Exchange Privileges. Holders of Class I shares of each Acquired Fund must contact such Acquired Fund’s administrator, their financial adviser or Van Kampen Funds Inc. (as applicable) to purchase, redeem or exchange shares and to understand the shareholder services available to such holders.  For greater details relating to exchange privileges applicable to the Acquired Funds, see the sections entitled “Other Purchase Programs—Exchange privilege” and “Shareholder Services—Exchange privilege” in each Acquired Fund’s Prospectus attached hereto as Exhibit B.

Class I shares of each Acquiring Fund may be exchanged for shares of the same class of any Exchange Portfolio.  Exchanges are effected based on the respective net asset values of the applicable portfolios (subject to any applicable redemption fee).  The redemption fee will be waived on any exchange of Class I shares received by VK Global Growth Shareholders in connection with the VK Global Growth Reorganization where the exchange is effected within 30 days following the consummation of such Reorganization. Upon consummation of the applicable Reorganization, the foregoing exchange privileges will apply to Shareholders of each Combined Fund; however, Shareholders must satisfy the applicable Class I minimum initial investment amount of the Exchange Portfolio at the time of the exchange.

Each Acquiring Fund provides telephone exchange privileges to their Shareholders.  For greater details relating to exchange privileges applicable to the Acquiring Funds, see the section entitled “Shareholder Information—How to Redeem Class I, Class P and Class L Shares—Exchange Privilege” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Dividends.  Each Fund declares dividends separately for each of its classes.  Each Fund pays dividends from net investment income, if any, annually and distributes net realized capital gains, if any, at least annually.  Dividends and capital gains distributions are automatically reinvested in additional shares of the same class of shares of such Fund at net asset value unless the shareholder instructs otherwise.

Record Date; Quorum

Each Board has fixed the close of business on February 17, 2010 as the record date (the “Record Date”) for the determination of the Shareholders of each Acquired Fund entitled to notice of, and to vote at, the Meeting.  As of the Record Date, there were [•] shares of VK Core Growth, [•] shares of VK Equity Growth and [•] shares of VK Global Growth issued and outstanding.  Shareholders on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting.  Shareholders of each class of each Acquired Fund will vote together as a single class in connection with the applicable Reorganization Agreement.  A majority of the outstanding shares entitled to vote of each of VK Core Growth and VK Global Growth, represented in person or by proxy, will constitute a quorum at the applicable Meeting.  One-third of the outstanding shares entitled to vote of VK Equity Growth, represented in person or by proxy, will constitute a quorum at the applicable Meeting.

Proxies

The enclosed form of Proxy for each Acquired Fund, if properly executed and returned, will be voted in accordance with the choice specified thereon.  The Proxy will be voted in favor of the applicable Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement.  If a Shareholder executes and returns a Proxy but fails to indicate how the votes should be cast, the Proxy will be voted in favor of the applicable Reorganization Agreement.  The Board knows of no business, other than that set forth in the Notice of Special Meetings of Shareholders, to be presented for consideration at each Meeting.  However, the Proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before each Meeting.

The Proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of VK Core Growth, VK Equity Growth or VK Global Growth, as applicable, 522 Fifth Avenue, New York, New York 10036; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new Proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted).  Attendance at the Meeting will not in and of itself revoke a Proxy.

In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement with respect to an Acquired Fund is not obtained at the applicable Meeting, the persons named as Proxies may propose one or more adjournments of the Meeting to permit further solicitation of Proxies.  Any such adjournment will require the affirmative vote of the holders of a majority of shares of VK Core Growth,

VK Equity Growth or VK Global Growth, as applicable, present in person or by Proxy at the Meeting.  The persons named as Proxies will vote in favor of such adjournment (including abstentions), provided that the respective Acquired Funds’ Board determines that such adjournment and additional solicitation is reasonable and in the interests of Shareholders based on all relevant factors, including the nature of the proposal, the percentage of votes cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for the further solicitation.

Shareholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Joint Proxy Statement and Prospectus.  To vote by Internet or by telephone, Shareholders can access the website or call the toll-free number listed on the proxy card or noted in the enclosed voting instructions.  To vote by touchtone telephone, Shareholders will need the number that appears on the Proxy Card.  In certain instances, a proxy solicitor may call Shareholders to ask if they would be willing to have their votes recorded by telephone.  The telephone voting procedure is designed to authenticate Shareholders’ identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly.  No recommendation will be made as to how a Shareholder should vote on any proposal other than to refer to the recommendations of the Board.  Shareholders voting by telephone in this manner will be asked for identifying information and will be given an opportunity to authorize Proxies to vote their shares in accordance with their instructions.  To ensure that the Shareholders’ instructions have been recorded correctly they will receive a confirmation of their instructions in the mail.  A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect.  Although a Shareholder’s vote may be taken by telephone, each Shareholder will receive a copy of this Joint Proxy Statement and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above.  The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by the Shareholders.

Expenses of Solicitation

Solicitation of Proxies is being made primarily by the mailing of this Joint Proxy Statement and Prospectus with its enclosures.  In addition to the solicitation of Proxies by mail, employees of VKAM and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication.  Each Acquired Fund may retain Computershare Fund Services, a professional proxy solicitation firm, to assist with any necessary solicitation of Proxies.  The estimated cost of additional telephone solicitation by Computershare Fund Services is approximately $[88,353].  The expenses of this solicitation, including the cost of printing, filing and proxy solicitation, and legal and accounting expenses, with respect to VK Equity Growth are expected to be approximately $630,000, all of which will be borne by VK Equity Growth, and with respect to VK Core Growth and VK Global Growth are expected to be approximately $110,000 for each Fund, all of which will be borne by MSIM.

Vote Required

Approval of each of the VK Core Growth and VK Global Growth Reorganization Agreements by the Shareholders of the applicable Acquired Fund requires the affirmative vote of Shareholders representing a majority (i.e., more than 50%) of the outstanding shares of the Acquired Fund.  Approval of the VK Equity Growth Reorganization Agreement by Shareholders requires the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of common stock of VK Equity Growth, or (2) 67% or more of the shares of common stock of VK Equity Growth represented at the Meeting if the holders of more than 50% of the outstanding shares of common stock of VK Equity Growth are present or represented by Proxy.  Abstentions and broker non-votes are not considered votes “FOR” a Reorganization at the Meeting.  As a result, abstentions and broker non-votes have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

If a Reorganization Agreement is not approved by Shareholders of an Acquired Fund, that Acquired Fund will continue in existence and the Board will consider alternative actions for such Fund.

PRINCIPAL RISK FACTORS

The principal risks of investing in an Acquiring Fund are substantially similar to those of investing in its corresponding Acquired Fund.  The value of an investment in all of the Funds is based on the market prices of the securities such Fund holds.  These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments.

Equity Securities.  In general, prices of equity securities are more volatile than those of fixed income securities.  The prices of equity securities will rise and fall in response to a number of different factors.  In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).  To the extent that a Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Foreign Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers.  The value of a Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries.  These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.  In addition, a Fund’s investments in foreign issuers generally will be denominated in foreign currencies.  As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of a Fund’s investments.  These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investments in emerging market or developing countries (which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe) may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries.  Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries.  These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

REITs and Foreign Real Estate Companies.   Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated.  REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two.  REITs and foreign real estate companies require specialized management skills and a Fund may indirectly bear management expenses along with the direct expenses of the Fund.  Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type.  REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in order to qualify for the tax-free pass through of income.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their Shareholders.  As a result, Shareholders will absorb their proportional share of duplicate levels of fees when a Fund invests in REITs and foreign real estate companies.

Derivatives.  A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid.  Certain derivative transactions may give rise to a form of leverage.  Leverage magnifies the potential for gain and the risk of loss.

Small- and Medium-Capitalization Companies.  At times, small- to medium-capitalization equity securities may underperform relative to the overall market.  Investments in small- and medium-capitalization companies may involve greater risk than investments in larger, more established companies.  The securities issued by small and medium-capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.  In addition, small- and medium-capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.  Each Fund’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Exchange-Traded Funds.  Unlike the Acquired Funds, each Acquiring Fund may invest in shares of various ETFs.  ETFs seek to track the performance of various portions or segments of the equity markets.  Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls.  The market value of their shares may differ from the net asset value of the particular underlying securities.  As a shareholder in an ETF, a Fund would bear its ratable share of that entity’s expenses.  At the same time, the Fund would continue to pay its own advisory fees and other expenses.  As a result, a Fund and its Shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

The foregoing discussion is a summary of the principal risk factors.  For a more complete discussion of the risks of each Acquiring Fund, see “Advantage Portfolio—Risks,” “Equity Growth Portfolio—Risks,” “Global Growth Portfolio—Risks,” and “Additional Risk Factors and Information” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.  For a more complete discussion of the risks of each Acquired Fund, see “Investment Objective, Principal Investment Strategies and Risks” and “Other Investments and Risk Factors” in each Acquired Fund’s Prospectus, each incorporated herein by reference.

THE REORGANIZATIONS

The Boards’ Considerations

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen, announced that it had reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”).  The transaction (“Transaction”) affects several parts of Morgan Stanley’s overall asset management business, including among other things VKAM, a subsidiary of Van Kampen and the investment adviser to the Van Kampen family of funds (including the three Acquired Funds described herein) and certain other Van Kampen-affiliated entities that provide certain fund-related services to the Van Kampen family of funds (including the Acquired Funds).  The three Acquired Funds described herein were not part of the Transaction with Invesco, and management proposed to the Board the Reorganization of each Acquired Fund into a corresponding Acquiring Fund, a new fund on the Morgan Stanley institutional platform created for purposes of the Reorganization with a substantially similar investment objective, substantially similar principal investment strategies and managed by the same portfolio management team.  At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed the Transaction and its impact on the various funds in the Van Kampen family of funds, and ultimately approved the proposed Reorganizations for the three Acquired Funds described herein.

At these meetings, the Board considered information provided by Morgan Stanley and Van Kampen.  The parties discussed Morgan Stanley’s sale of most of its retail asset management business to Invesco and, as it relates to the three Acquired Funds described herein, Morgan Stanley’s intended integration of its remaining retail and institutional fund families after the Transaction into one Morgan Stanley fund family that will be marketed primarily to institutions and intermediaries.  The parties discussed that the Acquired Funds’ portfolio management teams will continue to manage the Acquiring Funds after the Reorganization (the Acquiring Funds advisory agreement will be with MSIM instead of VKAM, and the portfolio managers will be employees of MSIM and not VKAM).  The parties discussed the different service providers of the Acquiring Funds versus the Acquired Funds and noted that in the case of services to be provided by Morgan Stanley-affiliated entities, although in many cases such service providers are different legal entities and/or different underlying personnel compared to the current service providers to the Acquired Funds, the types of services, costs, service standards and management oversight of the Acquiring Funds will be similar to those as provided to the Acquired Funds.  The parties conferred about the exchangeability among funds within the Morgan Stanley fund family, the proposed expense caps on the Acquiring Funds and the waivers of sales charges and minimum investment amounts applicable to the Acquiring Funds for Shareholders of the Acquired Funds in connection with the Reorganizations.

The Board discussed with Morgan Stanley and Van Kampen the foreseeable short- and long-term effects on the Acquired Funds and their Shareholders.  The members of the Board who are not “interested persons” of the Acquired Funds, as that term is defined in the 1940 Act, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction and the Reorganizations on several occasions during the meetings conducted.

In connection with the Board’s review of the Reorganizations, Morgan Stanley and Van Kampen advised the Board about a variety of matters, including, but not limited to:

1.                                       the reputation, financial strength and resources of Morgan Stanley, MSIM and Morgan Stanley’s overall asset management business before and remaining after the Transaction;

2.                                       there is not expected to be any diminution in the nature, quality and extent of services provided to the Acquired Funds and Shareholders as a result of the Reorganization;

3.                                    the substantially similar investment objectives, principal investment strategies and risks of the Acquired Funds and the corresponding Acquiring Funds;

4.                                       the current size of each of the Acquired Funds and their growth prospects;

5.                                       the transition from current service providers to post-Reorganization service providers will not have any foreseeable adverse effect on Shareholders;

6.                                       MSIM will provide a two-year contractual guaranty that it will limit the total expense ratio of each Acquiring Fund to the amounts shown previously herein;

7.                                       the same portfolio managers currently managing the Acquired Funds will continue managing the corresponding Acquiring Funds after the Reorganization;

8.                                       the estimated expenses of each Reorganization; and

9.                                       Shareholders are expected to face no adverse tax consequences as a result of the Reorganizations.

In its deliberations, the Board considered all information it received, as described above, as well as advice and analysis from its counsel and consultant. The Board considered each Reorganization and the impact of each Reorganization on each Acquired Fund and its respective Shareholders. The Board concluded, based on all of the information presented, that each Reorganization is in the best interest of each Acquired Funds’ Shareholders and that Shareholders will not be diluted as a result thereof, and to recommend that each Acquired Fund’s Shareholders approve the Reorganization.

If the Shareholders of an Acquired Fund do not approve the Reorganization, the Board of that Acquired Fund will consider other courses of action for such Acquired Fund.

If the closing of the Transaction precedes the closing of the Reorganization for an Acquired Fund, the Board of the Acquired Fund will consider what actions need to be taken for such Acquired Fund.  The closing of the Transaction automatically terminates each Acquired Fund’s current investment advisory contract with VKAM.  It is anticipated that the Acquired Fund would follow Rule 15a-4 under the 1940 Act, which permits the Board to approve and enter into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the Acquired Fund for a period not to exceed 150 days following the termination of the current advisory agreement(s) to be able to continue uninterrupted portfolio management services for such Acquired Fund.  After the 150 day period has expired, if Shareholders of an Acquired Fund have still not approved the Reorganization, the Board will consider what additional action to take.

The Reorganization Agreements

The terms and conditions under which each Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement.  This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A to this Joint Proxy Statement and Prospectus.

Pursuant to the Reorganization Agreement, each Acquiring Fund will acquire all of the assets and the liabilities of the corresponding Acquired Fund on the Closing Date in exchange for the applicable Acquiring Fund Shares.

Subject to the applicable Acquired Fund’s Shareholders approving the applicable Reorganization, the Closing Date will be approximately 10 business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the Meeting or such other date, as the Acquiring Fund and its corresponding Acquired Fund may mutually agree.

On the Closing Date, the Acquired Fund will transfer to the corresponding Acquiring Fund all of its assets and liabilities.  The Acquiring Fund will in turn transfer to the corresponding Acquired Fund that number of full and fractional shares of common stock, $0.001 par value per share, of each class of the Acquiring Fund that corresponds to the class of shares of the Acquired Fund equal in value to the value of the net assets of the corresponding class of the Acquired Fund transferred to the corresponding Acquiring Fund as of the Closing Date, as determined in accordance with the valuation method described in the Acquiring Fund’s most recent prospectus and statement of additional information.

Each Acquired Fund expects to distribute the Acquiring Fund Shares to its Shareholders promptly after the Closing Date and then dissolve pursuant to a plan of dissolution adopted by its Board.

Each Acquired Fund and each Acquiring Fund has made representations and warranties in the Reorganization Agreement attached as Exhibit A that are customary in matters such as the Reorganizations.  These representations and warranties were made solely for the benefit of the parties to the Reorganization Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Reorganization Agreement by disclosures that were made in connection with the negotiation of the Reorganization Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Reorganization Agreement or such other dates as may be specified in the Reorganization Agreement.

Each Acquiring Fund and the corresponding Acquired Fund have made certain standard representations and warranties to each other regarding their capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

(a)                                  the approval of the Reorganization by the applicable Acquired Fund’s Shareholders;

(b)                                 the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

(c)                                  the receipt of all necessary approvals, registrations and exemptions under federal and state laws;

(d)                                 the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

(e)                                  the effectiveness under applicable law of the Company’s registration statement of which this Joint Proxy Statement and Prospectus forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto; and

(f)                                    the receipt of opinions of counsel relating to, among other things, the tax free nature of the Reorganizations (as further described herein under the heading “Tax Aspects of the Reorganizations”).

Shareholders of each Acquired Fund will vote separately on the Reorganization for that Fund.  Each Reorganization is not dependent on the approval of the other.

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the Shareholders of the applicable Acquired Fund, provided that no such amendment after such approval shall be made if it would have a material adverse effect on the interests of such Acquired Fund’s Shareholders.  The Reorganization Agreement also may be terminated by the non-breaching party if there has been a material misrepresentation, material breach of any representation or warranty, material breach of contract or failure of any condition to closing.

The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of the Acquired Fund and reinvest the proceeds in the applicable

Acquiring Fund Shares at net asset value and without recognition of taxable gain or loss for federal income tax purposes.  See “Tax Aspects of the Reorganizations” below.

Shareholders will continue to be able to redeem their shares of the Acquired Fund at net asset value next determined after receipt of the redemption request until the close of business on the business day immediately prior to the Closing Date.  Redemption requests received by the Acquired Fund thereafter will be treated as requests for redemption of shares of the applicable Acquiring Fund.

Tax Aspects of the Reorganizations

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change.  This discussion is limited to U.S. persons who hold shares of an Acquired Fund as capital assets for federal income tax purposes.  This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to Shareholders who may be subject to special treatment under federal income tax laws.

Tax Consequences of each Reorganization to the Shareholders. Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code.

As a condition to each Reorganization, each Acquired Fund and the Acquiring Fund, has requested an opinion of Dechert LLP substantially to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by applicable Acquired Fund and the applicable Acquiring Fund:

1.                                       The transfer of the assets of the Acquired Fund in exchange for the applicable Acquiring Fund Shares and the assumption by such Acquiring Fund of certain stated liabilities of the Acquired Fund followed by the distribution by the Acquired Fund of the applicable Acquiring Fund Shares to Shareholders in exchange for their Acquired Fund shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

2.                                       No gain or loss will be recognized by the applicable Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by such Acquiring Fund of the stated liabilities of the Acquired Fund;

3.                                       No gain or loss will be recognized by the Acquired Fund upon the transfer of the assets of the Acquired Fund to the applicable Acquiring Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities or upon the distribution of the Acquiring Fund Shares to Shareholders in exchange for their Acquired Fund shares;

4.                                       No gain or loss will be recognized by Shareholders upon the exchange of the shares of the Acquired Fund solely for the Acquiring Fund Shares;

5.                                       The aggregate tax basis for the Acquiring Fund Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in the Acquired Fund held by each such Shareholder immediately prior to the Reorganization;

6.                                       The holding period of the Acquiring Fund Shares to be received by each Shareholder will include the period during which the shares in the Acquired Fund surrendered in exchange therefor were held (provided such shares in the Acquired Fund were held as capital assets on the date of the Reorganization);

7.                                       The tax basis of the assets of the Acquired Fund acquired by the applicable Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization; and

8.                                       The holding period of the assets of the Acquired Fund in the hands of the applicable Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

The advice of counsel is not binding on the IRS or the courts and neither the Acquired Funds nor the Acquiring Funds has sought a ruling with respect to the tax treatment of the applicable Reorganization.  The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.

Shareholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganizations, Shareholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed Reorganizations.

Description of Shares

The Acquiring Fund Shares to be issued pursuant to the applicable Reorganization Agreement will, when issued in exchange for the consideration therefor, be fully paid and non-assessable by the applicable Acquiring Fund and transferable without restrictions and will have no preemptive rights.  For greater details regarding each Acquiring Fund’s shares, see “Shareholder Information” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

Capitalization Tables (unaudited)

The following tables set forth the capitalization of each Acquired Fund as of December 31, 2009 and the Acquiring Fund on a pro forma combined basis as if each Reorganization had occurred on that date:

VK Core (Acquired Fund)	Class A	Class B	Class C	Class I	Total
Net Assets	$925,192	$252,702	$157,770	$4,171,286	$5,506,950
Shares Outstanding	102,102	27,925	17,387	460,000	607,414
Net Asset Value Per Share	$9.06	$9.05	$9.07	$9.07	—

Pro Forma Combined Fund MSIF Advantage (Acquiring Fund)	Class H	Class L	Class I	Total
Net Assets	$1,177,894	$157,770	$4,171,286	$5,506,950
Shares Outstanding	129,994	17,387	460,000	607,381
Net Asset Value Per Share	$9.06	$9.07	$9.07	—

VK Equity Growth (Acquired Fund)	Class A	Class B	Class C	Class I	Total
Net Assets†	$309,455,814	$38,403,255	$42,330,723	$18,654,499	$408,844,291
Shares Outstanding	24,618,513	3,268,275	3,661,151	1,467,856	30,015,795
Net Asset Value Per Share†	$12.57	$11.75	$11.56	$12.71	—

Pro Forma Combined Fund MSIF Equity Growth (Acquiring Fund)	Class H	Class L	Class I	Total
Net Assets†	$347,859,069	$42,330,723	$18,654,499	$408,844,291
Shares Outstanding	27,673,665	3,661,151	1,467,856	32,802,672
Net Asset Value Per Share†	$12.57	$11.56	$12.71	—

VK Global Growth (Acquired Fund)	Class A	Class B	Class C	Class I	Total
Net Assets	$6,015,008	$833,535	$1,252,955	$4,275,879	$12,377,377
Shares Outstanding	672,160	93,394	139,937	476,564	1,382,055
Net Asset Value Per Share	$8.95	$8.92	$8.95	$8.97	—

Pro Forma Combined Fund MSIF Global Growth (Acquiring Fund)	Class H	Class L	Class I	Total
Net Assets	$6,848,543	$1,252,955	$4,275,879	$12,377,377
Shares Outstanding	765,292	139,937	476,564	1,381,793
Net Asset Value Per Share	$8.95	$8.95	$8.97	—

†                 The pro forma net assets and net asset value per share reflect the payment of reorganization expenses of approximately $476,849, $59,177, $65,229 and $28,745 by Class A shares, Class B shares, Class C shares and Class I shares, respectively, of VK Equity Growth.

Appraisal Rights

Shareholders will have no appraisal rights in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies

The investment objective of each Acquiring Fund and each Acquired Fund is set forth in the table below:

	VK Core Growth	MSIF Advantage
Investment Objective	• seeks long-term capital appreciation	• seeks long-term capital appreciation

	• The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act	• The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated

	VK Equity Growth	MSIF Equity Growth
Investment Objective	• seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium- and large-capitalization companies	• seeks long-term capital appreciation

	• The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act	• The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated

	VK Global Growth	MSIF Global Growth
Investment Objective	• seeks long-term capital appreciation	• seeks long-term capital appreciation

	• The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval	• The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated

MSIF Advantage — VK Core Growth

Each Fund seeks to achieve its investment by investing primarily in equity securities of large-capitalization companies.  Under current market conditions, each Fund generally defines large-capitalization companies as those companies having market capitalizations, at the time of investment, similar to those in the Russell 1000® Index (which consists of companies whose market capitalizations exceed $829 million as of May 31, 2009).

Each Fund emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.  In selecting securities for investment, each Fund seeks to invest in large-capitalization companies with strong name recognition and sustainable competitive advantages.  Each Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.  With respect to each Fund, fundamental research drives the investment process.  Each Fund studies on an ongoing basis company developments, including business strategy and financial results.  Each Fund generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Each Fund may invest in foreign securities, including emerging market securities, although VK Core Growth is limited to investing up to 35% of its assets in foreign securities, whereas MSIF Advantage is not so limited.  In addition, each Fund may invest in REITs, although VK Core Growth is limited to investing up to 10% of its assets in REITs, whereas MSIF Advantage is not so limited and MSIF Advantage may invest in foreign real estate companies.  MSIF Advantage may invest in ETFs.

Each Fund may purchase and sell certain derivative instruments.  MSIF Advantage may invest in options, futures, forward contracts, swaps and structured investments, for various portfolio management purposes and to mitigate risks.  VK Core Growth may invest in options, futures, options on futures contracts and stock index options and futures contracts for various portfolio management purposes and to mitigate risks.

MSIF Equity Growth — VK Equity Growth

Each Fund seeks to achieve its investment objective by investing primarily in growth-oriented equity securities of medium- and large-capitalization companies.

Each Fund emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis.  In selecting securities for investment, each Fund seeks companies with the potential for strong free cash flow generation and that it believes are undervalued at the time of purchase.  Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth.  With respect to each Fund, fundamental research drives the investment process.  Each Fund focuses on companies it believes have consistent or rising earnings growth records and compelling business strategies.  Each Fund studies on an ongoing basis company developments, including business strategy and financial results.  Each Fund generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Each Fund’s policy in the foregoing sentence may be changed by the respective Fund’s Board of Directors without shareholder approval, but no change is anticipated; if a Fund’s policy in the foregoing sentence changes, such Fund will notify Shareholders in writing at least 60 days prior to implementation of the change and Shareholders should consider whether such Fund remains an appropriate investment in light of the changes.

Each Fund may invest in foreign securities, including emerging market securities, although VK Equity Growth is limited to investing up to 35% of its assets in foreign securities, whereas MSIF Equity Growth is not so limited.  In addition, each Fund may invest in REITs, although VK Equity Growth is limited to investing up to 10% of its assets in REITs, whereas MSIF Equity Growth is not so limited and MSIF Equity Growth may invest in foreign real estate companies.  MSIF Equity Growth may invest in ETFs.

Each Fund may purchase and sell certain derivative instruments.  MSIF Equity Growth may invest in options, futures, forward contracts, swaps and structured investments, for various portfolio management purposes and to mitigate risks.  VK Equity Growth may invest in options, futures and options on futures contracts for various portfolio management purposes and to mitigate risks.

MSIF Global Growth — VK Global Growth

Each Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities on a global basis.

Each Fund emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.  In selecting securities for investment, each Fund seeks companies with the potential for strong free cash flow generation and that it believes are undervalued at the time of purchase.  Valuation is viewed in the context of prospects for sustainable earning and cash flow growth.  With respect to each Fund, fundamental research drives the investment process.  Each Fund focuses on companies it believes have consistent or rising earnings growth records and compelling business strategies.  Each Fund studies on an ongoing basis company developments, including business strategy and financial results.  Each Fund generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal market conditions, each Fund invests primarily in equity securities, including common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, equity-related futures contracts and options and other specialty securities having equity features.

Each Fund may invest in foreign securities, including emerging market securities.  VK Global Growth invests in securities of foreign issuers, and will invest in at least three countries (including the United States).  VK Global Growth invests primarily in securities of companies located in Europe, Japan, Asia, the Pacific Basin, Latin America, the Middle East, Africa, and the United States.

In addition, each Fund may invest in REITs, although VK Global Growth is limited to investing up to 10% of its assets in REITs, whereas MSIF Global Growth is not so limited and MSIF Global Growth may invest in foreign real estate companies.  MSIF Global Growth may invest in ETFs.

Each Fund may purchase and sell certain derivative instruments.  MSIF Global Growth may invest in options, futures, forward contracts, swaps and structured investments, for various portfolio management purposes and to mitigate risks.  VK Global Growth may invest in options, futures and options on futures contracts for various portfolio management purposes and to mitigate risks.

Investment Restrictions

The investment restrictions adopted by each Acquired Fund and each Acquiring Fund as fundamental policies are substantially similar.  Each Acquiring Fund’s investment restrictions are summarized under the caption “Investment Limitations” in the Statement of Additional Information dated [•], 2010, relating to each Acquiring Fund.  Each Acquired Fund’s investment restrictions are summarized under the caption “Investment Restrictions” in each Acquired Fund’s Statement of Additional Information, dated December 30 , 2009 (with respect to VK Core Growth), October 30, 2009 (with respect to VK Equity Growth) and July 31, 2009 (with respect to VK Global Growth), each as may be supplemented.  A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a Fund, which is defined by the 1940 Act as the lesser of (i) at least 67% of the voting securities of a fund or portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a fund or portfolio.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

General

For a discussion of the organization and operation of each Acquiring Fund, see “Portfolio Summaries” and “Fund Management” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.  For a discussion of the organization and operation of the Company, see “General Information—Fund History” in the Statement of Additional Information relating to each Acquiring Fund.

For a discussion of the organization and operation of each Acquired Fund, see “Summary” and “Investment Advisory Services” in their respective prospectuses.  For a discussion of the organization and operation of each of Van Kampen Equity Trust II (with respect to VK Core Growth), Van Kampen Series Fund, Inc. (with respect to VK Equity Growth), Van Kampen Equity Trust (with respect to VK Global Growth) see “General Information” in each Acquired Fund’s Statement of Additional Information.

Rights of Acquired Fund Shareholders and Acquiring Fund Shareholders

Each Acquiring Fund is organized as a separate series of shares of common stock of the Company, a Maryland corporation that is governed by its Articles of Incorporation, as amended and supplemented, and Bylaws, as amended.  VK Equity Growth is organized as a separate series of Van Kampen Series Fund, Inc., a Maryland corporation that is governed by its Articles of Incorporation, as amended and supplemented, and Bylaws (the “VK MD Corp”).  Each of VK Core Growth and VK Global Growth are organized as a separate series of Van Kampen Equity Trust II and Van Kampen Equity Trust, respectively, each a statutory trust organized under the laws of the State of Delaware by separate Agreements and Declarations of Trust (the “VK DE Trusts”).

While Maryland corporate law contains many provisions specifically applicable to management investment companies and Delaware statutory trust law is specifically drafted to accommodate some of the unique corporate governance needs of management investment companies, certain statutory differences do exist and the Funds’ organizational documents contain certain differences summarized below.  Each Fund is subject to federal securities laws, including the 1940 Act and the rules and regulations promulgated by the Commission thereunder, and applicable state securities laws.

Consistent with Maryland law, the Company’s Board of Directors, on behalf of each Acquiring Fund, and the VK MD Corp’s Board of Directors, on behalf of VK Equity Growth, has authorized the issuance of a specific number of shares, although the organizational documents authorize such Board of Directors to increase or decrease, from time to time, as it considers necessary, the aggregate number of shares of stock or of any class of stock which the Company has the authority to issue. Consistent with Delaware law, the VK DE Trusts, on behalf of VK Core Growth and VK Global Growth, have authorized the issuance of an unlimited number of shares. Each Fund’s organizational documents allow the respective Board of Directors/Trustees to create one or more separate investment portfolios and to establish a separate series of shares for each portfolio and to further subdivide the shares of a series into one or more classes.

In general, the rights associated with shares of common stock of the VK DE Trusts are similar to the rights associated with shares of common stock of the corresponding Acquiring Funds.  An area of potential difference is that, although Shareholders of a Delaware statutory trust generally are not personally liable for obligations of the trust under Delaware law (the Delaware statutory trust law provides that Shareholders of a Delaware business trust should be entitled to the same limitation of liability as Shareholders of private, for-profit corporations), similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability.

Neither the Charter nor the By-Laws of the Company contain specific provisions regarding the personal liability of Shareholders. However, under the Maryland General Corporation Law, Shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

No Fund is required, and no Fund anticipates, holding annual meetings of its Shareholders.  Each Fund has certain mechanics whereby Shareholders can call a special meeting of their Fund.  Shareholders generally have the right to approve investment advisory agreements, elect trustees/directors, change fundamental investment policies, ratify the selection of independent auditors and vote on other matters required by law or deemed desirable by their Boards.

The business of each of the Acquiring Funds and the Acquired Funds is supervised by the respective Board of such corporation or trust of which such Funds are series.  Each respective Board of the Acquired Funds consists of the same members; and similarly, the  Board of the Acquiring Funds consists of the same members.  The responsibilities, powers and fiduciary duties of directors under Maryland law are generally similar in certain respects to those for trustees under Delaware law, although significant differences do exist and shareholders should refer to the provisions of each Fund’s applicable organizational documents and applicable law for a more thorough comparison.  For the Acquiring Funds and the Acquired Funds, trustee/director vacancies may be filled by approval of a majority of the trustees/directors then in office subject to provisions of the 1940 Act.  Trustees/directors terms last until the election of such person’s successor or until such person’s resignation or removal.  Directors of the Acquiring Funds and VK Equity Growth may be removed with or without cause by vote of a majority of the shares present in person or by proxy at a meeting.  Trustees of the VK DE Trusts may be removed with or without cause by vote of two-thirds of the shares then outstanding or by vote of two-thirds of the number of trustees prior to such removal.

The foregoing is only a summary of certain differences between the Acquiring Funds and the Acquired Funds under applicable law. It is not intended to be a complete list of differences and Shareholders should refer to the provisions of each Fund’s applicable organizational documents for a more thorough comparison.  Such documents are filed as part of each Fund’s registration statements with the Commission, and Shareholders may obtain copies of such documents as described herein.

Financial Information

Each Acquiring Fund is a newly created series of the Company and has not yet commenced operations.  As a result, each Acquiring Fund has no financial information to report as of the date of this Joint Proxy Statement and Prospectus.

For certain financial information about each Acquired Fund, see “Financial Highlights” with respect to each Acquired Fund in its respective prospectus.

Management

For information about the Board of Directors, MSIM and the distributor of each Acquiring Fund, see “Fund Management—Investment Adviser” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B and “Management of the Fund” in the Company’s Statement of Additional Information.

For information about the Board, VKAM and the distributor of each Acquired Fund, see “Investment Advisory Services” in their Prospectus and “Fund Management” in each Acquired Fund’s Statement of Additional Information.

Description of Shares and Shareholder Inquiries

For a description of the nature and most significant attributes of shares of each Acquiring Fund, and information regarding shareholder inquiries, see “General Information” in the Company’s Statement of Additional Information as well as “Shareholder Information” and “Where to Find Additional Information” in the Acquiring Funds’ Prospectus attached hereto as Exhibit B.

For a description of the nature and most significant attributes of shares of each Acquired Fund, and information regarding Shareholder inquiries, see “General Information” in each Acquired Fund’s Statement of Additional Information as well as “Shareholder Services” and “For More Information” in each Acquired Fund’s prospectus.

Dividends, Distributions and Taxes

For a discussion of each Acquiring Fund’s policies with respect to dividends, distributions and taxes, see “Shareholder Information—Dividends and Distributions; Taxes” in their Prospectus, “Taxes” in the Company’s Statement of Additional Information, and the discussions herein under “Synopsis—Comparison of each Acquired Fund and Acquiring Fund—Dividends,” “Synopsis—Tax Consequences of the Reorganizations” and “The Reorganizations—Tax Aspects of the Reorganizations.”

For a discussion of each Acquired Fund’s policies with respect to dividends, distributions and taxes, see “Distributions from the Fund” in their Prospectus, “Taxation” in each Acquired Fund’s Statement of Additional Information, and the discussions herein under “Synopsis—Comparison of each Acquired Fund and Acquiring

Fund—Dividends,” “Synopsis—Tax Consequences of the Reorganizations” and “The Reorganization—Tax Aspects of the Reorganizations.”

Purchases, Exchanges and Redemptions

For a discussion of how each Acquiring Fund’s shares may be purchased, exchanged and redeemed, see “Shareholder Information—How to Purchase Class I, Class P and Class H Shares; How To Purchase Class H Shares; How to Redeem Class I and Class P Shares; —Exchange Privilege; How To Redeem Class H Shares; and —Exchange Privilege” in the Acquiring Funds’ Prospectus, “Purchase of Shares” and “Redemption of Shares” in the Company’s Statement of Additional Information, and the discussion herein under “Synopsis—Comparison of each Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions.”

For a discussion of how each Acquired Fund’s shares may be purchased, exchanged and redeemed, see “Purchase of Shares” and “Redemption of Shares” in their Prospectus, “Shareholder Services” and “Redemption of Shares” in each Acquired Fund’s Statement of Additional Information, and the discussion herein under “Synopsis—Comparison of each Acquired Fund and Acquiring Fund—Purchases, Exchanges and Redemptions.”

SHARE INFORMATION

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of VK Core Growth as of the Record Date:

Shareholder	Percentage of Outstanding Shares
Class A

Class B

Class C

Class I

[As of the Record Date, the trustees and officers of Van Kampen Equity Trust II, as a group, owned less than 1% of the outstanding shares of VK Core Growth.]

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of VK Equity Growth as of the Record Date:

Shareholder	Percentage of Outstanding Shares
Class A

Class B

Class C

Class I

[As of the Record Date, the directors and officers of Van Kampen Series Fund, Inc., as a group, owned less than 1% of the outstanding shares of VK Equity Growth.]

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of VK Global Growth as of the Record Date:

Shareholder	Percentage of Outstanding Shares
Class A

Class B

Class C

Class I

[As of the Record Date, the trustees and officers of Van Kampen Equity Trust, as a group, owned less than 1% of the outstanding shares of VK Global Growth.]

[Each Acquiring Fund is a newly created series of the Company and each Acquiring Fund had [    ] outstanding shares held by the investment adviser, MSIM, as of the date of this Joint Proxy Statement and Prospectus.]

FINANCIAL STATEMENTS AND EXPERTS

Each Acquiring Fund is a newly created series of the Company and has not yet commenced operations.  As a result, each Acquiring Fund has no financial statements.

The financial statements of (i) VK Core Growth for the fiscal year ended August 31, 2009 (ii) VK Equity Growth for the fiscal year ended June 30, 2009 (iii) and VK Global Growth for the fiscal year ended March 31, 2009 and for the six months ended September 30, 2009, that are incorporated by reference in the Statement of Additional Information relating to the Company’s Registration Statement of which this Joint Proxy Statement and Prospectus forms a part, have been audited (except for the semi-annual report) by Ernst & Young LLP (with respect to VK Core Growth and VK Global Growth) and Deloitte & Touche LLP (with respect to VK Equity Growth), each an independent registered public accounting firm.  The financial statements are incorporated by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of the Acquiring Fund Shares will be passed upon by Dechert LLP, New York, New York.  Such firm will rely on Maryland counsel as to matters of Maryland law.

AVAILABLE INFORMATION

Additional information about each Fund is available, as applicable, in the following documents which are incorporated herein by reference: (i) the Acquiring Funds’ Prospectus dated [•], 2010, attached to this Joint Proxy Statement and Prospectus as Exhibit B, which Prospectus forms a part of Post-Effective Amendment No. 81 to the Company’s Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624); (ii) VK Core Growth’s Prospectus dated December 30, 2009, as supplemented on December 30, 2009, which Prospectus forms a part of Post-Effective Amendment No. 28 to Van Kampen Equity Trust II’s Registration Statement on Form N-1A (File Nos. 33-75193; 811-9279); (iii) VK Core Growth’s Annual Report for its fiscal year ended August 31, 2009; (iv) VK Equity Growth’s Prospectus dated October 30, 2009, as supplemented on October 30, 2009 and December 9, 2009, which Prospectus forms a part of Post-Effective Amendment No. 44 to Van Kampen Series Fund, Inc.’s Registration Statement on Form N-1A (File Nos. 333-51294; 811-7140); (v) VK Equity Growth’s Annual Report for its fiscal year ended June 30, 2009; (vi) VK Global Growth’s Prospectus dated July 31, 2009, as supplemented on August 14, 2009, September 14, 2009, October 20, 2009 and December 9, 2009, which Prospectus forms a part of Post-Effective Amendment No. 74 to Van Kampen Equity Trust’s Registration Statement on Form N-1A (File Nos. 333-08122; 811-04805); and (vii) VK Global Growth’s Annual Report for its fiscal year ended March 30, 2009.  The foregoing documents may be obtained without charge by calling (800) 231-2808 (toll-free).

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission.  Proxy material, reports and other information about each Fund which are of public record can be viewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information about the Reference Room’s operations may be obtained by calling the Commission at (202) 551-8090.  Reports and other information about each Portfolio and the Company are available on the EDGAR Database on the Commission’s Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-1520.

OTHER BUSINESS

Management of each Acquired Fund knows of no business other than the matters specified above which will be presented at the Meetings.  Since matters not known at the time of the solicitation may come before the Meetings, the Proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meetings, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the Proxy to vote this Proxy in accordance with their judgment on such matters.

By Order of the Boards of Directors/Trustees,

Stefanie V. Chang Yu
Secretary

[•], 2010

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of December 10, 2009 by and between (i) each of the Van Kampen open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Morgan Stanley Institutional Fund, Inc., SEC File No. 033-23166 (the “Acquiring Entity”), on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”).

W I T N E S S E T H:

WHEREAS, the Board of Directors of the Acquiring Entity, on behalf of each Acquiring Fund (the “Acquiring Entity Board”), and the Board of Directors/Trustees of each Target Entity, on behalf of its respective Target Fund (collectively, the “Target Entity Board” and, together with the Acquiring Entity Board, the “Boards”), have determined that entering into this Agreement whereby each Target Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund, is in the best interests of the shareholders of their respective Fund; and

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement , and (iii) the outstanding shares of the Acquired Fund held by such shareholders will then be redeemed and cancelled as permitted by the organizational documents of the Acquired Fund and applicable law (each such transaction, a “Reorganization” and collectively, the “Reorganizations”).  Each Acquiring Fund is, and will be immediately prior to the Closing Date (defined in Section II), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

WHEREAS, each Target Entity and the Acquiring Entity is a registered open-end, investment company; and

WHEREAS, the parties intend that this transaction qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises contained herein, and intending to be legally bound hereby, the parties hereto agree as follows:

I.                                       PLAN OF TRANSACTION.

It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined below), and based on the representations and warranties each party provides to the others, each Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

A.                                   TRANSFER OF ASSETS.  Upon satisfaction of the conditions precedent to a Reorganization set forth in Sections VII and VIII hereof, the Target Fund will convey, transfer and deliver to the Acquiring Fund at the closing, provided for in Section II hereof, all of the existing assets of the Target Fund (including accrued interest to the Closing Date (as defined below)), free and clear of all liens, encumbrances and claims whatsoever (the assets so transferred collectively being referred to as the “Assets”).

B.                                     CONSIDERATION.  In consideration thereof, the Acquiring Fund agrees that the Acquiring Fund at the closing will (i) deliver to the Target Fund, full and fractional shares of common stock, $0.001 par value per share, of each class of the Acquiring Fund that corresponds to the class of shares of the Target Fund, as set forth in Exhibit A, with an aggregate net asset value equal to the aggregate dollar value of the Assets net of any liabilities of the corresponding class of the Target Fund described in Section III.E. hereof (the “Liabilities”) determined pursuant to Section III.A. of this Agreement (collectively, the “Acquiring Fund Shares”) and (ii) assume all of the Liabilities of the Target Fund.  The calculation of full and fractional Acquiring Fund Shares to be exchanged shall be carried out to no less than two (2) decimal places.  All Acquiring Fund Shares delivered to the Target Fund in exchange for such Assets shall be delivered at net asset value without sales load, commission or other transactional fees being imposed.

II.                                   CLOSING OF THE TRANSACTION.

A.                                   CLOSING DATE. The closing of each Reorganization shall occur within ten (10) business days after the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the applicable Target Fund at which this Agreement will be considered and approved, or such other date as the parties may mutually agree (the “Closing Date”). On the Closing Date, the Acquiring Fund shall deliver to the Target Fund the Acquiring Fund Shares in the amount determined pursuant to Section I.B. hereof and the Target Fund thereafter shall, in order to effect the distribution of such shares to the Target Fund shareholders, instruct the Acquiring Fund to register the pro rata interest in the Acquiring Fund Shares (in full and fractional shares) of each of the holders of record of shares of the Target Fund in accordance with their holdings of the corresponding class of the Target Fund, as set forth in Exhibit A, and shall provide as part of such instruction a complete and updated list of such holders (including addresses and taxpayer identification numbers), and the Acquiring Fund agrees promptly to comply with said instruction. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such instruction, but shall assume that such instruction is valid, proper and correct.

III.                               PROCEDURE FOR REORGANIZATION.

A.                                   VALUATION. With respect to each Reorganization, the value of the Assets and Liabilities of the Target Fund to be transferred and assumed, respectively, by the Acquiring Fund shall be computed as of 4:00 p.m. (New York time) on the business day immediately preceding the Closing Date, in the manner set forth in the most recent Prospectus and Statement of Additional Information of the Acquiring Fund (collectively, the “Acquiring Fund Prospectus”), copies of which have been delivered to the Target Fund.

B.                                     DELIVERY OF FUND ASSETS. The Assets shall be delivered to JPMorgan Chase Bank, N.A. or other custodian as designated by the Acquiring Fund (collectively the “Custodian”) for the benefit of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, the cost of which shall be borne by the investment adviser to the Target Fund, with respect to Van Kampen Core Growth Fund and Van Kampen Global Growth Fund, and Van Kampen Equity Growth Fund.

C.                                     FAILURE TO DELIVER SECURITIES. If the Target Fund is unable to make delivery pursuant to Section III.B. hereof to the Custodian of any of the securities of the Target Fund then, in lieu of such delivery, the Target Fund shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills, together with such other documents as may be required by the Acquiring Fund or Custodian.

D.            SHAREHOLDER ACCOUNTS. The Acquiring Fund, in order to assist the Target Fund in the distribution of the Acquiring Fund Shares to the Target Fund shareholders after delivery of the Acquiring Fund Shares to the Target Fund, will establish pursuant to the request of the Target Fund an open account with the Acquiring Fund for each shareholder of the Target Fund and, upon request by the Target Fund, shall transfer to such accounts, the exact number of Acquiring Fund Shares then held by the Target Fund specified in the instruction provided pursuant to Section II hereof. The Acquiring Fund is not required to issue certificates representing Acquiring Fund Shares unless requested to do so by a shareholder. Upon liquidation or dissolution of the Target Fund, certificates representing shares of the Target Fund shall become null and void.

E.             LIABILITIES. The Liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

F.             EXPENSES. In the event that the Reorganization of Van Kampen Core Growth Fund into Advantage Portfolio is consummated, and the Reorganization of Van Kampen Global Growth Fund into Global Growth Portfolio is consummated, the expenses of each such Reorganization, including the costs of the special meeting of shareholders of each Target Fund, will be paid by Morgan Stanley Investment Management, Inc., the investment adviser to Advantage Portfolio and Global Growth Portfolio. In the event that the Reorganization of Van Kampen Equity Growth Fund into Equity Growth Portfolio is consummated, the expenses of such Reorganization, including the costs of the special meeting of shareholders of Van Kampen Equity Growth Fund, will be paid by Van Kampen Equity Growth Fund.  In the event that the transactions contemplated herein are not consummated by reason of a Target Fund being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to the Target Fund’s obligations specified in this Agreement), the Target Fund’s only obligation hereunder shall be to reimburse the corresponding Acquiring Fund for all reasonable out-of-pocket fees and expenses incurred by the Acquiring Fund in connection with those transactions. The investment adviser to the Target Fund will reimburse the corresponding Acquiring Fund for any such amounts on behalf of the Target Fund. In the event the transactions contemplated herein are not consummated by reason of an Acquiring Fund being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund’s obligations specified in this Agreement), the Acquiring Fund’s only obligation hereunder shall be to reimburse the corresponding Target Fund for all reasonable out-of-pocket fees and expenses incurred by the Target Fund in connection with those transactions. The investment adviser to the Acquiring Fund will reimburse the corresponding Target Fund for any such amounts on behalf of the Acquiring Fund.

G.            DISSOLUTION. As soon as practicable after the Closing Date but in no event later than one year after the Closing Date, the Target Fund shall voluntarily dissolve and completely liquidate by taking, in accordance with the law in the state of its organization and federal securities laws, all steps as shall be necessary and proper to effect a complete liquidation and dissolution of the Target Fund. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

IV.           REPRESENTATIONS AND WARRANTIES OF THE TARGET FUND.

Each Target Entity on behalf of itself or, where applicable, a Target Fund hereby represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund, which representations and warranties are true and correct on the date hereof, and agrees with the Acquiring Entity and its corresponding Acquiring Fund that:

A.            ORGANIZATION.  The Target Fund is duly organized as a series of the Target Entity, and the Target Entity is in good standing, under the laws of the state of its organization and the Target Fund is duly authorized to transact business in the state of its organization. The Target Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

B.            REGISTRATION.  The Target Entity is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded. The Target Entity is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities.  All of the outstanding common shares of the Target Fund have been duly authorized and are validly issued, fully paid and nonassessable and not subject to pre-emptive or dissenters’ rights.

C.            AUDITED FINANCIAL STATEMENTS. The statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Entity, with respect to its corresponding Target Fund, audited as of the most recently completed fiscal year, true and complete copies of which have been heretofore furnished to the Acquiring Fund, fairly represent the financial condition and the results of operations of the Target Fund as of and for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved.

D.            FINANCIAL STATEMENTS. The Target Entity, on behalf of the corresponding Target Fund, shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Target Fund’s operations as of, and for the periods ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the period then ended; and such financial statements shall be certified by the Treasurer of the Target Entity as complying with the requirements hereof.

E.             CONTINGENT LIABILITIES. There are, and as of the Closing Date will be, no contingent Liabilities of the Target Fund not disclosed in the financial statements delivered pursuant to Sections IV.C. and IV.D. which would materially affect the Target Fund’s financial condition, and there are no legal, administrative, or other proceedings pending or, to the Target Entity’s knowledge, threatened against the Target Fund which would, if adversely determined, materially affect the Target Fund’s financial condition. All Liabilities were incurred by the Target Fund in the ordinary course of its business.

F.             MATERIAL AGREEMENTS. The Target Fund is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and except as referred to in the most recent Prospectus and Statement of Additional Information of the Target Fund (collectively, the “Target Fund Prospectus”) there are no material agreements outstanding relating to the Target Fund to which the Target Fund is a party.

G.            STATEMENT OF EARNINGS. As promptly as practicable, but in any case no later than thirty (30) calendar days after the Closing Date, the Target Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Target Fund within the meaning of the Code as of the Closing Date.

H.            TAX RETURNS. At the date hereof and on the Closing Date, all federal and other material tax returns and reports of the Target Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown thereon shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Entity’s knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return.

I.              CORPORATE AUTHORITY. The Target Entity, on behalf of its corresponding Target Fund, has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Target Fund Board, and except for obtaining approval of the Target Fund shareholders, no other corporate acts or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Target Fund and constitutes a valid and binding obligation of the Target Fund enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principles of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

J.             NO VIOLATION; CONSENTS AND APPROVALS. The execution, delivery and performance of this Agreement by the Target Entity, on behalf of its corresponding Target Fund, does not and will not (i) result in a material violation of any provision of the Target Entity’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Target Entity, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Target Entity is subject, or (iv) result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Target Entity. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Target Entity, on behalf of its corresponding Target Fund, of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Target Entity, on behalf of its corresponding Target Fund, of the transactions contemplated by this Agreement.

K.            TITLE. On the Closing Date, the Target Fund will have good and marketable title to the Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable, and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of such Assets, the Acquiring Fund will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable.

L.             PROSPECTUS/PROXY STATEMENT. The Acquiring Entity’s Registration Statement on Form N-14 and the Prospectus/Proxy Statement contained therein, as of the effective date of such Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if it shall have been amended or supplemented, conform and will conform as they relate to the Target Fund, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the Securities and Exchange Commission (the “SEC”) thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section IV.L. apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Fund furnished to the Target Entity by the Acquiring Fund.

M.           TAX QUALIFICATION. The Target Fund has qualified as a regulated investment company within the meaning of Section 851 of the Code for each of its taxable years; and has satisfied the distribution requirements imposed by Section 852 of the Code for each of its taxable years.

N.            FAIR MARKET VALUE. The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

O.            TARGET FUND LIABILITIES. Except as otherwise provided for herein, the Target Fund shall use reasonable efforts, consistent with its ordinary operating procedures, to repay in full any indebtedness for borrowed money and to discharge or reserve against all of the Target Fund’s known debts, liabilities and obligations including expenses, costs and charges whether absolute or contingent, accrued or unaccrued.

V.            REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.

The Acquiring Entity, on behalf of the applicable Acquiring Fund, hereby represents and warrants to the corresponding Target Entity and Target Fund, which representations and warranties are true and correct on the date hereof, and agrees with the corresponding Target Entity and Target Fund that:

A.            ORGANIZATION. The Acquiring Fund is duly organized as a series of the Acquiring Entity, and in good standing under the laws of the state of its organization and is duly authorized to transact business in the state of its organization. The Acquiring Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business and the business thereof as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

B.            REGISTRATION. The Acquiring Entity is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded. The Acquiring Fund is in compliance in all material respects with the 1940 Act, and the rules and regulations thereunder with respect to its activities. All of the outstanding shares of common stock of the Acquiring Fund have been duly authorized and are validly issued, fully paid and non-assessable and not subject to pre-emptive or dissenters’ rights.

C.            FINANCIAL STATEMENTS. The Acquiring Fund is, and will be on the Closing Date, a newly created series of the Acquiring Entity, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Morgan Stanley Investment Management Inc. or its affiliate to secure any required initial shareholder approvals;

D.            MATERIAL AGREEMENTS. The Acquiring Fund is in compliance with all material agreements, rules, laws, statutes, regulations and administrative orders affecting its operations or its assets; and, except as referred to in the current Prospectus of the Acquiring Fund there are no material agreements outstanding relating to the Acquiring Fund to which the Acquiring Fund is a party.

E.             CORPORATE AUTHORITY. The Acquiring Entity, on behalf of its corresponding Acquiring Fund, has the necessary power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by the Acquiring Entity Board, no other corporate acts or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein. This Agreement has been duly executed and delivered by the Acquiring Fund and constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or similar laws affecting creditors’ rights generally, or by general principals of equity (regardless of whether enforcement is sought in a proceeding at equity or law).

F.             NO VIOLATION; CONSENTS AND APPROVALS. The execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of its corresponding Acquiring Fund, does not and will not (i) result in a material violation of any provision of the Acquiring Fund’s organizational documents, (ii) violate any statute, law, judgment, writ, decree, order, regulation or rule of any court or governmental authority applicable to the Acquiring Fund, (iii) result in a material violation or breach of, or constitute a default under any material contract, indenture, mortgage, loan agreement, note, lease or other instrument or obligation to which the Acquiring Fund is subject, or (iv) result in the creation or imposition or any lien, charge or encumbrance upon any property or assets of the Acquiring Fund. Except as have been obtained, (i) no consent, approval, authorization, order or filing with or notice to any court or governmental authority or agency is required for the consummation by the Acquiring Entity, on behalf of its corresponding Acquiring Fund, of the transactions contemplated by this Agreement and (ii) no consent of or notice to any third party or entity is required for the consummation by the Acquiring Entity, on behalf of its corresponding Acquiring Fund, of the transactions contemplated by this Agreement.

G.            ABSENCE OF PROCEEDINGS. There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Fund which would materially affect its financial condition.

H.            ACQUIRING FUND SHARES: REGISTRATION. The Acquiring Fund Shares to be issued pursuant to Section I hereof will be duly registered under the Securities Act of 1933, as amended (the “Securities Act”), and all applicable state securities laws.

I.              ACQUIRING FUND SHARES: AUTHORIZATION. The Acquiring Fund Shares to be issued pursuant to Section I hereof have been duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable, will not be subject to pre-emptive or dissenters’ rights and will conform in all material respects to the description thereof contained in the Acquiring Fund’s Prospectus furnished to the Target Fund.

J.             REGISTRATION STATEMENT. The Acquiring Entity’s Registration Statement on Form N-14 and the Prospectus/Proxy Statement contained therein as of the effective date of such Registration Statement, and at all times subsequent thereto up to and including the Closing Date, as amended or as supplemented if they shall have been amended or supplemented, conforms and will conform, as they relate to the Acquiring Fund, in all material respects, to the applicable requirements of the applicable federal securities laws and the rules and regulations of the SEC thereunder, and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations or warranties in this Section V apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Entity by the Target Fund.

K.            TAX QUALIFICATION. The Acquiring Fund was formed for the purpose of the respective Reorganization and intends to elect to be a regulated investment company within the meaning of Section 851 of the Code.  The Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

VI.           COVENANTS.

During the period from the date of this Agreement and continuing until the Closing Date, with respect to each Reorganization, the Target Entity, on behalf of its corresponding Target Fund, and Acquiring Entity, on behalf of its corresponding Acquiring Fund, agree as follows (except as expressly contemplated or permitted by this Agreement):

A.            OTHER ACTIONS. The Target Fund and Acquiring Fund shall operate only in the ordinary course of business consistent with prior practice. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

B.            GOVERNMENT FILINGS; CONSENTS. The Target Fund and Acquiring Fund shall file all reports required to be filed by the Target Fund and Acquiring Fund with the SEC between the date of this Agreement and the Closing Date and shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Target

Fund and the Acquiring Fund shall use all reasonable efforts to obtain all consents, approvals and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the appropriate federal and state officials.

C.            PREPARATION OF THE REGISTRATION STATEMENT ON FORM N-14 AND THE PROSPECTUS/PROXY STATEMENT. In connection with the Registration Statement on Form N-14 and the Prospectus/Proxy Statement, each party hereto will cooperate with the other and furnish to the other the information relating to the Target Fund or Acquiring Fund, as the case may be, required by the Securities Act or the Securities Exchange Act of 1934 and the rules and regulations thereunder, as the case may be, to be set forth in such Registration Statement on Form N-14 or the Prospectus/Proxy Statement, as the case may be. The Target Entity shall promptly prepare for filing with the SEC the Prospectus/Proxy Statement and the Acquiring Entity shall promptly prepare and file with the SEC the Registration Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement, insofar as it relates to the Target Fund and its affiliated persons, the Acquiring Entity shall only include such information as is approved by the Target Entity for use in the Registration Statement. The Acquiring Entity shall not amend or supplement any such information regarding the Target Fund and such affiliates without the prior written consent of the Target Fund which consent shall not be unreasonably withheld or delayed. The Acquiring Entity shall promptly notify and provide the Target Fund with copies of all amendments or supplements filed with respect to the Registration Statement. The Acquiring Entity shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Entity shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Fund Shares in the transactions contemplated by this Agreement, and the Target Entity shall furnish all information concerning the Target Fund and the holders of the Target Fund’s shares as may be reasonably requested in connection with any such action.

D.            ACCESS TO INFORMATION. During the period prior to the Closing Date, the Target Fund shall make available to the Acquiring Fund a copy of each report, schedule, registration statement and other document (the “Documents”) filed or received by it during such period pursuant to the requirements of federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Fund shall make available to the Target Fund each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to federal or state securities laws or federal or state banking laws (other than Documents which such party is not permitted to disclose under applicable law).

E.             SHAREHOLDERS MEETING. The Target Entity shall call a meeting of the Target Fund shareholders to be held as promptly as practicable for the purpose of voting upon the approval of this Agreement and the transactions contemplated herein, and shall furnish a copy of the Prospectus/Proxy Statement and form of proxy to each shareholder of the Target Fund as of the record date for such meeting. The Target Entity Board shall recommend to the Target Fund shareholders approval of this Agreement and the transactions contemplated herein, subject to fiduciary obligations under applicable law.

F.             COORDINATION OF PORTFOLIOS. The Target Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Target Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will meet the Acquiring Fund’s investment objective, policies and restrictions, as set forth in the Acquiring Fund’s Prospectus, a copy of which has been delivered to the Target Fund.

G.            DISTRIBUTION OF THE SHARES. At closing the Target Fund covenants that it shall cause to be distributed the Acquiring Fund Shares in the proper pro rata amount for the benefit of Target Fund’s shareholders and such that the Target Fund shall not continue to hold amounts of said shares so as to cause a violation of Section 12(d)(1) of the 1940 Act. The Target Fund covenants further that, pursuant to Section III.G., it shall liquidate and dissolve as promptly as practicable after the Closing Date. The Target Fund covenants to use all reasonable efforts to cooperate with the Acquiring Fund and the Acquiring Fund’s transfer agent in the distribution of said shares.

H.            BROKERS OR FINDERS. Except as disclosed in writing to the other party prior to the date hereof, each of the Target Fund and the Acquiring Fund represents that no agent, broker, investment banker, financial advisor or other firm or person is or will be entitled to any broker’s or finder’s fee or any other commission or similar fee in connection with any of the transactions contemplated by this Agreement, and each party shall hold the other harmless from and against any and all claims, liabilities or obligations with respect to any such fees, commissions or expenses asserted by any person to be due or payable in connection with any of the transactions contemplated by this Agreement on the basis of any act or statement alleged to have been made by such first party or its affiliate.

I.              ADDITIONAL AGREEMENT. In case at any time after the Closing Date any further action is necessary or desirable in order to carry out the purposes of this Agreement, the proper directors, trustees and officers of each party to this Agreement shall take all such necessary action.

J.                                        PUBLIC ANNOUNCEMENTS. For a period of time from the date of this Agreement to the Closing Date, the Target Fund and the Acquiring Fund will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.

K.                                    TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Fund nor the Target Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP, counsel to the Acquiring Entity, to render the tax opinion required herein.

VII.                         CONDITIONS TO OBLIGATIONS OF THE TARGET FUND.

The obligations of the Target Entity, on behalf of the Target Fund, hereunder with respect to the consummation of each Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Target Entity, on behalf of the Target Fund:

A.                                   SHAREHOLDER APPROVAL. This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of the holders of a majority of the outstanding shares of the Target Fund.

B.                                     REPRESENTATIONS, WARRANTIES AND AGREEMENTS. Each of the representations and warranties of the Acquiring Fund and the Acquiring Entity contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business properties or assets of the Acquiring Fund as of the Closing Date, and the Target Fund shall have received a certificate of an authorized officer of the Acquiring Entity satisfactory in form and substance to the Target Fund so stating. The Acquiring Entity and the Acquiring Fund shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by it on or prior to the Closing Date.

C.                                     REGISTRATION STATEMENT EFFECTIVE. The Acquiring Entity’s Registration Statement on Form N-14 shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

D.                                    REGULATORY APPROVAL. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

E.                                      ABSENCE OF CHANGES. As of the Closing Date, there shall have been no change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Fund, other than changes in the ordinary course of its business, which has had a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business.

F.                                      NO INJUNCTIONS OR RESTRAINTS; ILLEGALITY. No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an “Injunction”) preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Fund.

G.                                     TAX OPINION. The Target Entity shall have obtained an opinion from Dechert LLP, counsel for the Acquiring Entity, dated as of the Closing Date, addressed to the Target Entity, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code.

H.                                    OPINION OF COUNSEL.

1.                                       The Target Entity shall have received the opinion of Dechert LLP, counsel for the Acquiring Entity, dated as of the Closing Date, addressed to the Target Entity substantially in the form and to the effect that:

(a)                                  The Acquiring Entity is registered as an open-end, management investment company under the 1940 Act.

(b)                                 The Agreement constitutes the valid and binding obligation of the Acquiring Entity on behalf of the Acquiring Fund, enforceable against it in accordance with its terms.

(c)                                  Neither the execution, delivery or performance by the Acquiring Entity, on behalf of the Acquiring Fund, of the Agreement nor the compliance by the Acquiring Entity, on behalf of the Acquiring Fund, with the terms and provisions thereof will contravene any provision of any applicable law of the United States of America.

(d)                                 No approval by any court, regulatory body, administrative agency or governmental body of the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, or the consummation by the Acquiring Entity, on behalf of the Acquiring Fund, of the transactions contemplated thereby.

2.                                       In addition, the Target Fund shall have received the opinion of Ballard Spahr LLP, Maryland counsel for the Acquiring Entity, dated as of the Closing Date, addressed to the Target Fund substantially in the form and to the effect that:

(a)                                  The Acquiring Fund is duly incorporated and validly existing as a corporation in good standing under the laws of the State of Maryland.

(b)                                 The Acquiring Fund has the requisite corporate power and authority under the Maryland General Corporation Law and its charter and bylaws, to own its properties and assets and to conduct its business as described in its charter and to enter into and perform its obligations under the Agreement.

(c)                                  The execution and delivery of the Agreement by the Acquiring Fund have been duly authorized by all necessary corporate action on the part of the Acquiring Fund under its charter and bylaws and the Maryland General Corporation Law, and the Agreement has been duly executed and, to the knowledge of such counsel, delivered by the Acquiring Fund.

(d)                                 The execution and delivery of the Agreement by the Acquiring Fund, and the consummation of the transactions contemplated thereby, do not and will not result in any violation of the provisions of the charter or bylaws of the Acquiring Fund or the Maryland General Corporation Law.

(e)                                  No approval of any court, regulatory body, administrative agency or governmental body of the State of Maryland is required to be obtained by the Acquiring Fund under the Maryland General Corporation Law in connection with the execution, delivery and performance of the Agreement by the Acquiring Fund, except for such as have been obtained.

(f)                                    The issuance of the Acquiring Fund Shares has been duly authorized by all necessary corporate action on the part of the Acquiring Fund, and when such Acquiring Fund Shares are issued and delivered by the Acquiring Fund as contemplated by the Agreement in exchange for the consideration therefor described in the Agreement, such Acquiring Fund Shares will be validly issued, fully paid and non-assessable, and the issuance of the Acquiring Fund Shares by the Acquiring Fund will not be subject to any pre-emptive or similar rights arising under the charter or bylaws of the Acquiring Fund or under the Maryland General Corporation Law.

I.                                         OFFICER CERTIFICATES. The Target Fund shall have received a certificate of an authorized officer of the Acquiring Entity, dated as of the Closing Date, certifying that the representations and warranties set forth in Section V are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Acquiring Entity Board.

VIII.                     CONDITIONS TO OBLIGATIONS OF ACQUIRING FUND.

The obligations of the Acquiring Entity, on behalf of the Acquiring Fund, hereunder with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions, unless waived in writing by the Acquiring Entity, on behalf of the Acquiring Fund:

A.                                   REPRESENTATIONS, WARRANTIES AND AGREEMENTS. Each of the representations and warranties of the Target Entity and the Target Fund contained herein shall be true in all material respects as of the Closing Date, there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Fund as of the Closing Date, and the Acquiring Fund shall have received a certificate of an authorized officer of the Target Entity satisfactory in form and substance to the Acquiring Fund so stating. The Target Fund shall have performed and complied in all material respects with all agreements, obligations and covenants required by this Agreement to be so performed or complied with by them on or prior to the Closing Date.

B.                                     REGISTRATION STATEMENT EFFECTIVE. The Acquiring Entity’s Registration Statement on Form N-14 shall have become effective and no stop orders under the Securities Act pertaining thereto shall have been issued.

C.                                     REGULATORY APPROVAL. All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

D.                                    ABSENCE OF CHANGES. As of  the Closing Date, there shall not have been:

1.                                       any change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Fund, other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets, financial condition or manner of conducting business;

2.                                       issued by the Target Fund any option to purchase or other right to acquire shares of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with terms in the Target Fund Prospectus;

3.                                       any entering into, amendment or termination of any contract or agreement by the Target Fund, except as otherwise contemplated by this Agreement (and except with respect to the deferred compensation plan and the retirement plan applicable to the Target Entity Board);

4.                                       any indebtedness incurred, other than in the ordinary course of business, by the Target Fund for borrowed money or any commitment to borrow money entered into by the Target Fund;

5.                                       any amendment of the Target Fund’s organizational documents; or

6.                                       any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

E.                                      NO INJUNCTIONS OR RESTRAINTS: ILLEGALITY. No Injunction preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity seeking any of the foregoing be pending. There shall not have been any action taken, or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal.

F.                                      TAX OPINION. The Acquiring Entity shall have obtained an opinion from Dechert LLP, counsel for the Acquiring Entity, dated as of the Closing Date, addressed to the Acquiring Entity, that the consummation of the transactions set forth in this Agreement comply with the requirements of a reorganization as described in Section 368(a) of the Code.

G.                                     OPINION OF COUNSEL. The Acquiring Entity shall have received the opinion of counsel for the Target Entity(1), dated as of the Closing Date, addressed to the Acquiring Entity, substantially in the form and to the effect that:

(a)                                  The Target Entity is registered as an open-end, management investment company under the 1940 Act.

(b)                                 The Agreement constitutes the valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms.

(c)                                  Neither the execution, delivery or performance by the Target Entity, on behalf of the Target Fund, of the Agreement nor the compliance by the Target Entity, on behalf of the Target Fund, with the terms and provisions thereof will contravene any provision of any applicable law of the United States of America.

(d)                                 No approval by any court, regulatory body, administrative agency or governmental body of the United States of America, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Entity, on behalf of the Target Fund, or the enforceability of the Agreement against the Target Entity, on behalf of the Target Fund, in connection with the opinion.

H.                                    SHAREHOLDER LIST. The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Fund an updated list of all shareholders of the Target Fund, as reported by the Target Fund’s transfer agent, as of one (1) business day prior to the Closing Date with each

(1) The opinion of counsel referenced in Section VIII. G. will be provided by Skadden, Arps, Slate, Meagher & Flom LLP with respect to Van Kampen Equity Trust II and Van Kampen Equity Trust and by [                            ] with respect to Van Kampen Series Fund, Inc.

shareholder’s respective holdings in the Target Fund, taxpayer identification numbers, Form W9 and last known address.

I.                                         OFFICER CERTIFICATES. The Acquiring Fund shall have received a certificate of an authorized officer of the Target Entity, dated as of the Closing Date, certifying that the representations and warranties set forth in Section IV are true and correct on the Closing Date, together with certified copies of the resolutions adopted by the Target Entity Board and Target Fund shareholders.

IX.                              AMENDMENT, WAIVER AND TERMINATION.

A.                                   The parties hereto may, by agreement in writing authorized by their respective Boards, amend this Agreement at any time before or after approval thereof by the shareholders of the Target Fund; provided, however, that after receipt of Target Fund shareholder approval, no amendment shall be made by the parties hereto which substantially changes the terms of Sections I, II and III hereof without obtaining Target Fund’s shareholder approval thereof.

B.                                     At any time prior to the Closing Date, either of the parties may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein. No delay on the part of either party in exercising any right, power or privilege hereunder shall operate as a waiver thereof, nor shall any waiver on the part of any party of any such right, power or privilege, or any single or partial exercise of any such right, power or privilege, preclude any further exercise thereof or the exercise of any other such right, power or privilege.

C.                                     This Agreement may be terminated, and the transactions contemplated herein may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date:

1.                                       by the consent of the Target Entity Board and the Acquiring Entity Board;

2.                                       by the Target Fund, if the Acquiring Fund breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

3.                                       by the Acquiring Fund, if the Target Fund breaches in any material respect any of its representations, warranties, covenants or agreements contained in this Agreement;

4.                                       by either the Target Fund or the Acquiring Fund, if the Closing has not occurred on or prior to December 31, 2010 (provided that the rights to terminate this Agreement pursuant to this subsection C.(4) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the closing to occur on or before such date);

5.                                       by the Acquiring Fund in the event that: (a) all the conditions precedent to the Target Fund’s obligation to close, as set forth in Section VII of this Agreement, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Acquiring Fund gives the Target Fund written assurance of its intent to close irrespective of the satisfaction or nonsatisfaction of all conditions precedent to the Acquiring Fund’s obligation to close, as set forth in Section VIII of this Agreement; and (c) the Target Fund then fails or refuses to close within the earlier of five (5) business days or December 31, 2010; or

6.                                       by the Target Fund in the event that: (a) all the conditions precedent to the Acquiring Fund’s obligation to close, as set forth in Section VIII of this Agreement, have been fully satisfied (or can be fully satisfied at the Closing); (b) the Target Fund gives the Acquiring Fund written assurance of its intent to close irrespective of the satisfaction or nonsatisfaction of all the conditions precedent to the Target Fund’s obligation to close, as set forth in Section VII of this Agreement; and (c) the Acquiring Fund then fails or refuses to close within the earlier of five (5) business days or December 31, 2010.

X.                                  REMEDIES.

In the event of termination of this Agreement by either or both of the Target Fund and Acquiring Fund pursuant to Section IX.C., written notice thereof shall forthwith be given by the terminating party to the other party hereto, and this Agreement shall therefore terminate and become void and have no effect, and the transactions contemplated herein and thereby shall be abandoned, without further action by the parties hereto.

XI.                              SURVIVAL OF WARRANTIES AND INDEMNIFICATION.

A.                                   SURVIVAL. The representations and warranties included or provided for herein, or in the schedules or other instruments delivered or to be delivered pursuant hereto, shall survive the Closing Date for a three (3) year period except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms. The period for which a representation, warranty, covenant or agreement survives shall be referred to hereinafter as the “Survival Period.” Notwithstanding anything set forth in the immediately preceding sentence, the right of the Acquiring Fund and the Target Fund to seek indemnity pursuant to this Agreement shall survive for a period of ninety (90) days beyond the expiration of the Survival Period of the representation, warranty, covenant or agreement upon which indemnity is sought. In no event shall the Acquiring Fund or the Target Fund be obligated to indemnify the other if indemnity is not sought within ninety (90) days of the expiration of the applicable Survival Period.

B.                                     INDEMNIFICATION. Each party (an “Indemnitor”) shall indemnify and hold the other and its directors, trustees, officers, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees), including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

C.                                     INDEMNIFICATION PROCEDURE. The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor; provided that in any event such notice shall have been given prior to the expiration of the Survival Period. At any time after ten (10) days from the giving of such notice, the

Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

XII.                          SURVIVAL.

The provisions set forth in Sections X, XI and XVI hereof shall survive the termination of this Agreement for any cause whatsoever.

XIII.                      NOTICES.

All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Target Entity, with respect to its corresponding Target Fund shall be addressed to the Target Entity c/o Van Kampen Asset Management, 522 Fifth Avenue, New York, New York 10036, Attention: General Counsel, or at such other address as the Target Entity may designate by written notice to the Acquiring Entity. Notice to the Acquiring Entity, with respect to its corresponding Acquiring Fund shall be addressed to the Acquiring Fund c/o Morgan Stanley Investment Management, 522 Fifth Avenue, New York, New York 10036, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Entity may designate by written notice to the Target Entity. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

XIV.                     SUCCESSORS AND ASSIGNS.

This Agreement shall be binding upon and inure to the benefit of the parties hereto and their successors and assigns. This Agreement shall not be assigned by any party without the prior written consent of the other party hereto.

XV.                         BOOKS AND RECORDS.

The Target Fund and the Acquiring Fund agree that copies of the books and records of the Target Fund relating to the Assets including, but not limited to, all files, records, written materials (e.g., closing transcripts, surveillance files and credit reports) shall be delivered by the Target Fund to the Acquiring Fund on or prior to the Closing Date. In addition to, and without limiting the foregoing, the Target Fund and the Acquiring Fund agree to take such action as may be necessary in order that the Acquiring Fund shall have reasonable access to such other books and records as may be reasonably requested, all for three (3) complete fiscal and tax years after the Closing Date; namely, general ledgers, journal entries, voucher registers, distribution journals, payroll registers, monthly balance owing reports, income tax returns, tax depreciation schedules, and investment tax credit basis schedules.

XVI.                     GENERAL.

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties and may not be amended, modified or changed, or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Target Fund and Acquiring Fund and delivered to each of the parties hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement is for the sole benefit of the parties hereto, and nothing in this Agreement, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Agreement. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to principles of conflicts or choice of law.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

Morgan Stanley Institutional Fund Inc., on behalf of its series identified on Exhibit A hereto

Name:
Title:

Attest:

Name:
Title:

Van Kampen Equity Trust II, on behalf of Van Kampen Core Growth Fund

Name:
Title:
Attest:

Name:
Title:

Van Kampen Series Fund, Inc. , on behalf of Van Kampen Equity Growth Fund

Name:
Title:
Attest:

Name:
Title:

Van Kampen Equity Trust, on behalf of Van Kampen Global Growth Fund

Name:
Title:
Attest:

Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Target Fund (and share classes) and Target Entity	Corresponding Acquiring Fund (and share classes) and Acquiring Entity

Van Kampen Core Growth Fund, a series of Van Kampen Equity Trust II	Advantage Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class A Class B	Class H
Class C	Class L
Class I	Class I

Target Fund (and share classes) and Target Entity	Corresponding Acquiring Fund (and share classes) and Acquiring Entity

Van Kampen Equity Growth Fund, a series of Van Kampen Series Fund, Inc.	Equity Growth Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class A Class B	Class H
Class C	Class L
Class I	Class I

Target Fund (and share classes) and Target Entity	Corresponding Acquiring Fund (and share classes) and Acquiring Entity

Van Kampen Global Growth Fund, a series of Van Kampen Equity Trust	Global Growth Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class A Class B	Class H
Class C	Class L
Class I	Class I

Exhibit B

[Insert Prospectus of Acquiring Funds dated [•], 2010]

B-1

MORGAN STANLEY INSTITUTIONAL FUND, INC.

ADVANTAGE PORTFOLIO

EQUITY GROWTH PORTFOLIO

GLOBAL GROWTH PORTFOLIO
PART B
STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the “SAI”) relates to the shares of common stock (“shares”) of each of the Advantage Portfolio (“MSIF Advantage”), Equity Growth Portfolio (“MSIF Equity Growth”) and Global Growth Portfolio (“MSIF Global Growth”), each a newly created series of Morgan Stanley Institutional Fund, Inc. (the “Company”), to be issued pursuant to (i) an Agreement and Plan of Reorganization, dated December 10, 2009, between the Company, on behalf of MSIF Advantage, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (“VK Core Growth”), in connection with the acquisition by MSIF Advantage of substantially all of the assets, subject to stated liabilities, of VK Core Growth, (ii) an Agreement and Plan of Reorganization, dated December 10, 2009, between the Company, on behalf of MSIF Equity Growth, and Van Kampen Series Fund, Inc., on behalf of the Van Kampen Equity Growth Fund (“VK Equity Growth”), in connection with the acquisition by MSIF Equity Growth of substantially all of the assets, subject to stated liabilities, of VK Equity Growth; and (iii) an Agreement and Plan of Reorganization, dated December 10, 2009, between the Company, on behalf of MSIF Global Growth, and Van Kampen Equity Trust, on behalf of the Van Kampen Global Growth Fund (“VK Global Growth”), in connection with the acquisition by MSIF Global Growth of substantially all of the assets, subject to stated liabilities, of VK Global Growth.

MSIF Advantage, MSIF Equity Growth and MSIF Global Growth are each referred to herein as an “Acquiring Fund” and collectively as the “Acquiring Funds.” VK Core Growth, VK Equity Growth and VK Equity Growth are each referred to herein as an “Acquired Fund” and collectively as the “Acquired Funds.”

This SAI does not constitute a prospectus.  This SAI does not include all information that a shareholder should consider before voting on the proposals contained in the Joint Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Joint Proxy Statement and Prospectus, dated [•], 2010.  A copy of the Joint Proxy Statement and Prospectus may be obtained upon request and without charge by calling (800) 231-2808 (toll-free).  Please retain this document for future reference.

The date of this SAI is [•], 2010.

B-1

Table of Contents	Page
Introduction	B-2

Additional Information About the Acquiring Funds	B-2

Financial Statements	B-3

INTRODUCTION

This SAI is intended to supplement the information provided in the Joint Proxy Statement and Prospectus dated [•], 2010 (the “Joint Proxy Statement and Prospectus”).  The Joint Proxy Statement and Prospectus has been sent to the Acquired Funds’ Shareholders in connection with the solicitation of proxies by the Board of Directors/Trustees of each of the Acquired Funds to be voted at the Special Meetings of Shareholders of each of the Acquired Funds to be held on May 10, 2010.  Each of (i) the Company’s Statement of Additional Information, dated [•], 2010, with respect to the Acquiring Funds, as may be supplemented (the “Company’s Statement of Additional Information”), (ii) Van Kampen Equity Trust II’s Statement of Additional Information, dated December 30, 2009, with respect to VK Core Growth Fund (the “VK Core Growth Statement of Additional Information”); (iii) Van Kampen Series Fund, Inc.’s  Statement of Additional Information, dated October 30, 2009, with respect to VK Equity Growth Fund, as may be supplemented (the “VK Equity Growth Statement of Additional Information”); and (iv) Van Kampen Equity Trust’s Statement of Additional Information, dated July 31, 2009, with respect to VK Global Growth Fund, as may be supplemented (the “VK Global Growth Statement of Additional Information”) accompany, and are incorporated by reference in, this SAI.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Fund History

For additional information about each Acquiring Fund’s history, see “General Information—Fund History” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Investment Objectives and Policies

For additional information about each Acquiring Fund’s investment objectives and policies, see “Investment Policies and Strategies” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Portfolio Holdings

For additional information about each Acquiring Fund’s policies and procedures with respect to the disclosure of their portfolio securities to any person, see “Disclosure of Portfolio Holdings” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Management

For additional information about the Board of Directors, officers and management personnel of each Acquiring Fund, see “Management of the Fund” and “Investment Advisory and Other Services” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Investment Advisory and Other Services

For additional information about each Acquiring Fund’s investment adviser, each Acquiring Fund’s independent registered public accounting firm and other services provided to each Acquiring Fund, see “Investment Advisory and Other Services” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Codes of Ethics

For additional information about the Codes of Ethics adopted by each Acquiring Fund, each Acquiring Fund’s investment adviser and each Acquiring Fund’s distributor, see “Management of the Fund—Codes of Ethics” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

B-2

Proxy Voting Policies

For additional information about the voting of proxies held by each Acquiring Fund, see “Investment Advisory and Other Services—Proxy Voting Policies and Procedures and Proxy Voting Record” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Portfolio Managers

For additional information about the portfolio managers primarily responsible for the day-to-day management of each Acquiring Fund, their compensation structure and their holdings in each Acquiring Fund, see “Investment Advisory and Other Services—Portfolio Managers” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see “Brokerage Practices” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of each Acquiring Fund, see “General Information—Description of Shares and Voting Rights” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of each Acquiring Fund’s shares and the determination of net asset value, see “Purchase of Shares” and “Redemption of Shares” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Dividends, Distributions and Tax Status

For additional information about each Acquiring Fund’s policies regarding dividends and distributions and tax matters affecting each Acquiring Fund and its Shareholders, see “General Information—Dividends and Capital Gains Distributions” and “Taxes” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Distribution of Shares

For additional information about each Acquiring Fund’s distributor and the distribution agreement between each Acquiring Fund and its distributor, see “Investment Advisory and Other Services” in the Company’s Statement of Additional Information relating to each Acquiring Fund.

Performance Data

Each Acquiring Fund is a newly created series of the Company and has not yet commenced operations.  As a result, each Acquiring Fund has no performance data.

FINANCIAL STATEMENTS

Each Acquiring Fund is a newly created series of the Company and has not yet commenced operations.  As a result, each Acquiring Fund has no financial statements.

B-3

[Insert Acquiring Funds’ Statement of Additional Information, dated [•], 2010]

STATEMENT OF ADDITIONAL INFORMATION

VAN KAMPEN

EQUITY TRUST II

Van Kampen Equity Trust II (the “Trust”) is an open-end management investment company. The Trust currently consists of six investment portfolios designed to offer a range of investment choices. This Statement of Additional Information pertains to the following investment portfolios of the Trust:

Van Kampen American Franchise Fund — A (VAFAX) B (VAFBX) C (VAFCX) I (VAFIX)

Van Kampen Core Growth Fund — A (VCOAX) B (VCOBX) C (VCOCX) I (VCOIX) R (VCORX)

Van Kampen Equity Premium Income Fund — A (VEPAX) B (VEPBX) C (VEPCX) I (VEPIX)

Van Kampen International Advantage Fund — A (VKIAX) B (VKIBX) C (VKICX) I (VKIIX)

Van Kampen International Growth Fund — A (VIFAX) B (VIFBX) C (VIFCX) I (VIFIX) R (VIFRX)

Van Kampen Technology Fund — A (VTFAX) B (VTFBX) C (VTFCX) I (VTFIX)

each a “Fund” and, collectively, the “Funds.”

For ease of reference, the words “Van Kampen”, which begin the name of each Fund, are not used hereinafter. Each Fund is organized as a diversified series of the Trust, except for American Franchise Fund, which is organized as a non-diversified series of the Trust.

This Statement of Additional Information is not a prospectus. Shares of each Fund are subject to a prospectus dated December 30, 2009 (the “Prospectus”). This Statement of Additional Information should be read in conjunction with the Prospectus of a Fund. This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing shares of a Fund. Investors should obtain and read the Prospectus prior to purchasing shares of a Fund. The Prospectus, the Statement of Additional Information and each Fund’s Annual and Semiannual Reports may be obtained without charge from our web site at www.vankampen.com or any of these materials may be obtained without charge by writing or calling Van Kampen Funds Inc. at 1 Parkview Plaza — Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 or (800) 847-2424.

This Statement of Additional Information is dated December 30, 2009.

VK  SAI 12/09

B-2

GENERAL INFORMATION

The Trust is a statutory trust organized under the laws of the State of Delaware by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated April 1, 1999. Each Fund is organized as a series of the Trust.

Van Kampen Asset Management (the “Adviser”), Van Kampen Funds Inc. (the “Distributor”), and Van Kampen Investor Services Inc. (“Investor Services”) are wholly owned subsidiaries of Van Kampen Investments Inc. (“Van Kampen Investments”), which is an indirect wholly owned subsidiary of Morgan Stanley. Morgan Stanley Investment Management Limited (“MSIM Limited”), the subadviser to Technology Fund, is a wholly owned subsidiary of Morgan Stanley. The principal office of each of the Trust, each Fund, the Adviser, the Distributor and Van Kampen Investments is located at 522 Fifth Avenue, New York, New York 10036. The principal office of Investor Services is located at 2800 Post Oak Boulevard, Houston, Texas 77056. The principal office of MSIM Limited is 25 Cabot Square, Canary Wharf, London, England E14 4QA.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.01 per share, which can be divided into series, such as each Fund, and further subdivided into classes of each series. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

Each Fund, except Core Growth Fund and International Growth Fund, currently offers four classes of shares, designated as Class A Shares, Class B Shares, Class C Shares and Class I Shares. Core Growth Fund and International Growth Fund currently offer five classes of shares, designated as Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of shares of a Fund generally is identical in all respects except that each class of shares is subject to its own sales charge schedule and its own distribution and service expenses. Each class of shares also has exclusive voting rights with respect to its distribution and service fees.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class of a series on matters affecting an individual class of such series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution or service fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in the Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.

The Trust does not contemplate holding regular meetings of shareholders to elect trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. Each Fund will assist such holders in communicating with other shareholders of such Fund to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or rules or regulations promulgated by the Securities and Exchange Commission (“SEC”).

B-3

In the event of liquidation, each of the shares of each Fund is entitled to its portion of all of such Fund’s net assets after all debts and expenses of such Fund have been paid. The liquidation proceeds to holders of classes of shares with higher distribution fees and transfer agency costs are likely to be less than the liquidation proceeds to holders of classes of shares with lower distribution fees and transfer agency costs.

The trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series outstanding and entitled to vote (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the trustees without approval from each affected shareholder or trustee, as the case may be.

Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

As of December 1, 2009, no person was known by the Trust to own beneficially or to hold of record 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares, Class I Shares or Class R Shares of any Fund, except as follows below.

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

American Franchise Fund
Charles Schwab & Co. Inc.	A	28%
Onesource Omnibus
Exclusive Benefits of its Customers
101 Montgomery Street
San Francisco, CA 94104-4151
Edward Jones & Co.	A	29%
ATTN: Mutual Fund	B	13%
Shareholder Accounting
201 Progress Parkway
Maryland Hts., MO 63043-3009
PFPC Brokerage Services	A	5%
FBO Primerica Financial Services	B	25%
760 Moore Road
King of Prussia, PA 19406-1212
MLPF&S for the Sole Benefit of its Customers	C	7%
ATTN: Fund Administration 97278	I	55%
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

B-4

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

American Franchise Fund (cont.)
First Clearing, LLC.	B	6%
Special Custody Acct for the Exclusive Benefit of Customer	C	10%
2801 Market Street
Saint Louis, MO 63103-2523
Morgan Stanley & Co.	B	8%
Harborside Financial Center	C	13%
Plaza II 3rd Floor
Jersey City, NJ 07311
American Enterprise Investment Services	A	5%
P.O. Box 9446	B	14%
Minneapolis, MN 55440-9446	C	13%
Pershing LLC.	A	6%
1 Pershing Plaza	C	8%
Jersey City, NJ 07399-0002	I	5%
NFS LLC FEBO	I	6%
FMT CO CUST IRA A/C
FBO Robert L. Harris
3085 Kiowa Dr.
Loveland, CO 80538-8642
Raymond James	C	10%
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1102
Citigroup Global Markets Inc.	I	11%
Attn: Cindy Tempesta 7th Floor
333 W. 34th Street
New York, NY 1001-2402
Well Fargo Investments LLC	I	16%
FBO: Customer Accounts
Attn: Mutual Fund Operations
625 Marquette Ave S 13th Floor
Minneapolis, MN 55402-2323
Core Growth Fund
Dennis P. Lynch Jr. &	A	25%
Marshall T. Lynch JT TEN
2 Ridge Road
Rumson, NJ 07760-1959

B-5

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

Core Growth Fund (cont.)
Edward Jones & Co.	A	48%
Attn: Mutual Fund Shareholder Accounting	B	17%
201 Progress pkwy
Maryland Hts, MO 63043-3003
Ameriprise Advisor Services	B	9%
Dime Building
719 Griswold ST STE 1700
Detroit, MI 48226-3330
Wells Fargo Investments LLC	B	7%
FBO: Customer Accounts
Attn: Mutual Fund Operations
625 Marquette Ave S 13th Floor
Minneapolis, MN 55402-2323
Morgan Stanley Investment Mgmt.	B	36%
Financial Control Group	C	58%
Attn: Lawrence Markey-Controllers	R	100%
1 Tower Bridge	I	100%
100 Front Street
West Conshohocken, PA 19428-2800
State Street Bank & Trust Co. Cust	C	7%
IRA R/O Anna M. Lage
14257 Mandarin Drive
Shel by Township, MI 48315-6837
Pershing LLC.	B	16%
1 Pershing Plaza	C	16%
Jersey City, NJ 07399-0002
NFS LLC FEBO	C	6%
AML Inc.
1200 Laurie Lane
Burr Ridge, IL 60527-4825
Equity Premium Income Fund
Charles Schwab & Co.	A	34%
Onesource Omnibus
Exclusive Benefit of its Customers
101 Montgomery St
San Francisco, CA 94104-4151

B-6

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

Equity Premium Income Fund (cont.)
First Clearing, LLC	A	9%
Special Custodey Acct for the Exclusive Benefit of Customer	B	25%
2801 Market Street	C	16%
Saint Louis, MO 63103-2523
Pershing LLC	A	7%
1 Pershing Plaza	B	7%
Jersey City, NJ 07399-0002	C	7%
MLPF&S for the Sole Benefit of Its Customers	B	10%
Attn: Fund Administration	C	15%
4800 Deer Lake Dr E 2nd Floor	I	53%
Jacksonville, FL 32246-6484
American Enterprise Investment Svcs	A	6%
PO Box 9446	B	7%
Minneapolis, MN 55440-9446	C	6%
Citigroup Global Markets Inc	B	9%
Attn: Cindy Tempesta, 7th Floor	C	10%
333 W 34th St
New York, NY 10001-2402
Morgan Stanley & Co.	A	6%
Harborside Financial Center	B	7%
Plaza II 3rd Floor	C	12%
Jersey City, NJ 07311
Smith Barney House Account	I	22%
Attn: Cindy Tempesta 7th Floor
333 W. 34th Street
New York, NY 10001-2402
Raymond James	A	6%
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1102
International Advantage Fund
Edward Jones & Co.	A	24%
Attn: Mutual Fund	B	6%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts, MO 63043-3009

B-7

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

International Advantage Fund (cont.)
Pershing LLC	A	7%
1 Pershing Plaza	B	5%
Jersey City, NJ 07399-0002	C	13%
Morgan Stanley & Co.	A	7%
Harborside Financial Center	B	8%
Plaza II 3rd Floor	C	9%
Jersey City, NJ 07311	I	32%
PFPC Brokerage Services	A	7%
FBO Primerica Financial Services	B	12%
760 Moore RD
King of Prussia, PA 19406-1212
UBS WM USA	C	5%
Omni Account M/F
Attn: Department Manager
499 Washington Blvd. 9th Floor
Jersey City, NJ 07310-2055
First Clearing, LLC	B	6%
Special Custodey Acct for the	C	8%
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
Citigroup Global Markets Inc	I	32%
Attn: Cindy Tempesta, 7th Floor
333 W 34th Street
New York, NY 10001-2402
MLPF&S for the Sole Benefit of Its Customers	I	23%
Attn: Fund Administration
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484
International Growth Fund
Edward Jones & Co.	A	58%
Attn: Mutual Fund	B	35%
Shareholder Accounting	C	8%
201 Progress Pkwy	I	44%
Maryland Hts, MO 63043-3003
Charles Schwab & Co.	A	9%
Onesource Omnibus
Exclusive Benefit of its Customers
101 Montgomery St
San Francisco, CA 94104-4151

B-8

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

International Growth Fund (cont.)
MLPF&S for the Sole Benefit of its Customers	C	10%
Attn: Fund Administration
4800 Deer Lake Dr E 2nd Floor
Jacksonville, FL 32246-6484
PFPC Brokerage Services	B	15%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212
American Enterprise Investment Svcs	B	6%
PO Box 9446	C	8%
Minneapolis, MN 55440-9446
Pershing LLC	C	6%
1 Pershing Plaza
Jersey City, NJ 07399-0002
Morgan Stanley & Co.	C	8%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
First Clearing, LLC	C	7%
Special Custody Acct for the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
Van Kampen Leaders Fund	I	14%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue 22 Floor
New York, NY 10036-7601
Van Kampen Asset Allocation Moderate Fund	I	7%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue 22 Floor
New York, NY 10036-7601
Van Kampen Asset Allocation Growth Fund	I	6%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue 22 Floor
New York, NY 10036-7601

B-9

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

International Growth Fund (cont.)
Raymond James	C	5%
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1102
ING	R	40%
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162
MG Trust Co. Cust FBO	R	6%
Livonia Public Schools 403 B PL
700 17th St. Ste. 300
Denver, CO 80202-3531
Technology Fund
Morgan Stanley & Co.	A	9%
Harborside Financial Center	B	5%
Plaza II 3rd Floor	C	15%
Jersey City, NJ 07311
Edward Jones & Co.	A	11%
Attn: Mutual Fund
Shareholder Accounting
201 Progress Pkwy
Maryland Hts, MO 63043-3009
PFPC Brokerage Services	A	25%
FBO Primerica Financial Services	B	46%
760 Moore Road
King of Prussia, PA 19406-1212
Citigroup Global Markets Inc.	C	15%
Attn: Cindy Tempesta
333 West 34th Street, 7th Floor
New York, NY 10001-2402
First Clearing, LLC	C	5%
Special Custody Acct for the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
MLPF & S for the Sole Benefit of its Customers	C	5%
Attn: Fund Administration
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484

B-10

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	December 1, 2009

Technology Fund (cont.)
LPL Financial	I	100%
FBO Customer Accounts
Attn: Mutual Fund Operations
P.O. Box 509046
San Diego, CA 92150-9046

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The following disclosure supplements the disclosure set forth under the caption “Investment Objectives, Principal Investment Strategies and Risks” in each Fund’s Prospectus, which sets forth specifically the securities in which each Fund may invest, and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in each Fund’s Prospectus to determine in which securities a Fund invests and for a complete presentation of the matters disclosed below.

Repurchase Agreements

Each Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. Each Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by such Fund’s Board of Trustees. Each Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, would exceed such Fund’s limitation on illiquid securities described herein. A Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while such Fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to such Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting

B-11

this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. Each Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”). The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by each Fund’s Board of Trustees. Ordinarily, each Fund would invest in restricted securities only when it receives the issuer’s commitment to register the securities without expense to such Fund. However, registration and underwriting expenses (which typically range from 7% to 15% of the gross proceeds of the securities sold) may be paid by a Fund. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“144A Securities”) and are determined to be liquid under guidelines adopted by and subject to the supervision of each Fund’s Board of Trustees are not subject to the limitation on illiquid securities. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security’s trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security. For purposes hereof, investments by each Fund in securities of other investment companies will not be considered investments in restricted securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief (such as “no action” letters issued by the staff of the SEC interpreting or providing guidance on the 1940 Act or regulations thereunder) from the provisions of the 1940 Act, as amended from time to time.

Convertible Securities

A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise. A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time. A convertible security

B-12

entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.” When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  Each Fund’s investments in convertible securities may include “enhanced” convertibles. There may be additional types of convertible securities with features not specifically referred to herein in which each Fund may invest consistent with its investment objective and policies. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Up to 5% of each Fund’s net assets may be invested in convertible securities that are below investment grade. Debt securities rated below investment grade are commonly known as junk bonds. Although each Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by a Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Securities of Foreign Issuers

Each Fund may invest in securities of foreign issuers. Each Fund considers an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Each Fund also may purchase foreign securities in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) or other securities representing underlying shares of foreign companies. These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored”

B-13

arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders. In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.

Foreign Currency Exchange Risks. To the extent a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, such Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in such Fund and the income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated in that currency and such Fund’s yield on such assets. In addition, a Fund will incur costs in connection with conversions between various currencies.

A Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. A Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

A Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before a Fund purchases a foreign security traded in the currency which such Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. A Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. Non-deliverable forward currency contracts are cash settled transactions. In certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

Each Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. In addition, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

B-14

A Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. A Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund’s entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require such Fund to segregate cash and/or liquid securities at least equal to such Fund’s obligations throughout the duration of the contract. A Fund may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

To the extent required by the rules and regulations of the SEC, each Fund will segregate cash and/or liquid securities in an amount at least equal to the value of such Fund’s total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the segregated assets declines, additional cash and/or liquid securities will be segregated so that the value of the segregated assets will be at least equal to the amount of such Fund’s commitments with respect to such contracts. See also “Strategic Transactions.”

Investing in Emerging Market Countries. Certain Funds may invest securities of issuers determined by the investment adviser to be in emerging market countries. The risks of foreign investment are heightened when the issuer is from an emerging market country. The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors. Certain Funds may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

A Fund’s purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, such Fund’s Adviser, its affiliates or their respective clients or other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including

B-15

price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain countries, it is anticipated that certain Funds may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging markets countries. Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause such Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities such Fund has delivered or such Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by a Fund in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, certain Funds may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets. A Fund’s investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

Certain Funds’ use of foreign currency management techniques in emerging market countries may be limited. Due to the limited market for these instruments in emerging market countries, the Adviser does not currently anticipate that a significant portion of certain Funds’ currency exposure in emerging market countries, if any, will be covered by such instruments.

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Warrants

Certain Funds may invest in warrants. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

When-Issued and Delayed Delivery Transactions

Certain Funds may purchase or sell debt securities on a when-issued or delayed delivery basis. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future, frequently a month or more after such transaction. This price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered until delivery and payment take place. No income accrues to a Fund on securities in connection with such transactions prior to the date such Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on securities when delivery occurs may be higher or lower than yields on the securities obtained pursuant to such transactions. Certain Funds may either settle a commitment by taking delivery of the securities or may either resell or repurchase a commitment on or before the settlement date in which event a Fund may reinvest the proceeds in another when-issued commitment. Certain Funds’ use of when-issued and delayed delivery transactions may increase their overall investment exposure and thus their potential for gain or loss. When engaging in such transactions, a Fund relies on the other party to complete the transaction; should the other party fail to do so, such Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. Certain Funds maintain segregated assets (which are marked to market daily) of cash, liquid securities or the security covered by the commitment (in the case of a sale) with the Funds’ custodian in an aggregate amount at least equal to the amount of each Fund’s commitment as long as the obligation to purchase or sell continues.

Since the market value of both the securities or currency subject to the commitment and the securities or currency held as segregated assets may fluctuate, the use of commitments may magnify the impact of interest rate changes on a Fund’s net asset value. A commitment sale is covered if a Fund owns or has the right to acquire the underlying securities or currency subject to the commitment. A commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which a Fund owns or has the right to acquire. By entering into a commitment sale transaction, a Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the commitment sale.

Short Sales Against the Box

Certain Funds may from time to time make short sales of securities they own or have the right to acquire. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not

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immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is required to recognize gain from the short sale for federal income tax purposes at the time it enters into the short sale, even though it does not receive the sales proceeds until it delivers the securities. A Fund is said to have a short position in the securities sold until it delivers such securities at which time it receives the proceeds of the sale. Certain Funds may not make short sales or maintain a short position if to do so would cause more than 25% of a Fund’s total assets, taken at market value, to be involved in such sales. A Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by such Fund, because such Fund may want to continue to receive interest and dividend payments on securities in its portfolio.

Real Estate Investment Trusts and Foreign Real Estate Companies

Certain Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs are subject to the risk of failing to quality for tax-free pass-through of income under the Code. In addition, investment in REITs may involve duplication of management fees and certain other expenses, as a Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.

Certain Funds may invest in foreign real estate companies. Investing in foreign real estate companies means a Fund is more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. In addition, investment in foreign real estate companies, like U.S. real estate investment trusts and mutual funds, may involve duplication of management fees and certain other expenses, as a Fund indirectly bears its proportionate share of any expenses paid by the foreign real estate companies in which it invests.

Non-Diversification

American Franchise Fund is a “non-diversified” investment company, which means such Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, American Franchise Fund intends to conduct its operations so as to qualify as a “regulated investment company” for purposes of the Code. If a Fund qualifies as a regulated investment company under the

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Code, it will be relieved of any liability for federal income tax to the extent its earnings are distributed to shareholders. In order to qualify, among other requirements, a Fund must limit its investments so that, at the close of each quarter of such Fund’s taxable year, (i) not more than 25% of the market value of such Fund’s total assets is invested in securities of (a) a single issuer (other than the U.S. government, its agencies and instrumentalities, or other regulated investment companies), (b) two or more issuers which such Fund controls and which are determined to be in the same or similar, or related, trades on businesses or (c) any one or more qualified publicly traded partnerships (i.e. partnership that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditional permitted mutual fund income) and (ii) at least 50% of the market value of its total assets is invested in cash, cash items, securities of the U.S. government, its agencies and instrumentalities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. Since American Franchise Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in such Fund may, under certain circumstances, present greater risks to an investor than an investment in a diversified company.

Temporary Defensive Strategies

When market conditions dictate a more defensive strategy as described in a Fund’s prospectus, a Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

STRATEGIC TRANSACTIONS

Each Fund may, but is not required to, use various investment strategies as described below (“Strategic Transactions”). Strategic Transactions may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction by each Fund is a function of numerous variables including market conditions. Each Fund complies with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use Strategic Transactions to further each Fund’s investment objective, no assurance can be given that the use of Strategic Transactions will achieve this result.

General Risks of Derivatives

Strategic Transactions utilized by each Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which each Fund may use and the risks of those instruments are described in further detail below. Each Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with such Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by each Fund will be successful.

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The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

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Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests. A Fund bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for such Fund.

•

Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

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Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in such Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

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While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit such Fund’s opportunity for gains or result in losses by offsetting or limiting such Fund’s ability to participate in favorable price movements in portfolio investments.

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Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, such Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•

The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

•

Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

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•

Certain derivatives transactions, including OTC options, swaps, forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available, a Fund will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Fund would bear greater risk of default by the counterparties to such transactions.

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A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

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As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives, including certain OTC options and swap agreements, may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

•

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause a Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund to be more volatile than if such fund had not been leveraged.

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Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the Untied States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

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Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

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Options

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

Writing Options.  Each Fund may write call and put options. As the writer of a call option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised such Fund is not required to deliver the underlying security but retains the premium received.

Each Fund may only write call options that are “covered.” A call option on a security is covered if (a) a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by such Fund in segregated liquid assets) upon conversion or exchange of other securities held by such Fund; or (b) such Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by such Fund in segregated liquid assets.

Selling call options involves the risk that a Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Each Fund may write put options. As the writer of a put option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Fund is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

Each Fund may only write put options that are “covered.” A put option on a security is covered if (a) a Fund segregates liquid assets equal to the exercise price; or (b) such Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by such Fund in segregated liquid assets.

Selling put options involves the risk that a Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Fund’s potential gain in writing a covered put option is limited to the premium received plus the

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interest earned on the liquid assets covering the put option, such Fund’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

Each Fund may close out an options position which it has written through a closing purchase transaction. A Fund would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by such Fund. A Fund would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by such Fund. A closing purchase transaction may or may not result in a profit to a Fund. A Fund could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation such Fund can realize on an investment, or may cause a Fund to hold a security that it might otherwise sell.

Purchasing Options.  Each Fund may purchase call and put options. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below market price, which could result in a gain to such Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above market price, which could result in a gain to such Fund, minus the premium paid. Each Fund may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Fund. A Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-

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performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Fund may be unable to enter into closing sale transactions with respect to OTC options.

Index Options.  Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of an index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Fund on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Fund may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options.  Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Fund may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.

Additional Risks of Options Transactions.  The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by a Fund could cause such Fund to sell portfolio securities, thus increasing such Fund’s portfolio turnover.

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•

A Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•	A Fund’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

•

The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•

Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

•

Each Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by such Fund in connection with options transactions.

Futures Contracts

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are

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required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to maintain segregated liquid assets in order to cover futures transactions. Each Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by such Fund and the aggregate value of the initial and variation margin payments made by such Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Fund and poorer overall performance for such Fund than if it had not entered into forward contracts.

Options on Futures Contracts.  Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. Each Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out such Fund’s futures position.

Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•

The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

•	Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying

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commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin. A Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with such Fund, becomes insolvent or declares bankruptcy.

•

Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

•

Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Each Fund will not enter into futures contracts or options transactions (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts and options exceed 5% of the fair market value of such Fund’s assets; however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Swap Contracts and Related Derivative Instruments

Certain Funds may invest in swap contracts and related derivative instruments. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Fund’s investment objectives and policies, a Fund is not limited to any particular form or variety of swap contract. Certain Funds may utilize swaps to increase or decrease its exposure to the underlying

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instrument, reference rate, foreign currency, market index or other asset. Certain Funds may also enter into related derivative instruments including caps, floors and collars.

A Fund may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Fund to the swap counterparty will be covered by segregating liquid assets. If a Fund enters into a swap agreement on other than a net basis, such Fund will segregate liquid assets with a value equal to the full amount of such Fund’s accrued obligations under the agreement.

Interest Rate Swaps, Caps, Floors and Collars.  Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis.

Certain Funds may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If a Fund sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of such Fund’s net obligations with respect to the caps, floors or collars.

Index Swaps.  An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Currency Swaps.  A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

General Risks of Swaps.  The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•

Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

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•

In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•

The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Products

Certain Funds also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. A Fund may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that such Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

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Recent dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, have resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions and, in some cases, to fail. Additionally, many lenders and institutional investors have reduced, and in some cases, ceased to provide funding to borrowers, including other financial institutions, reflecting an ongoing concern about the stability of the financial markets generally and the strength of counterparties. The depth of the current financial crisis is continuing to expand and its ultimate scope, reach and effect cannot be predicted. Legislation has been passed in an attempt to address the instability in the financial markets. This legislation or similar proposals, as well as other actions such as monetary or fiscal actions of U.S. government instrumentalities or comparable authorities in other countries, may fail to stabilize the financial markets, thereby prolonging the negative effects on the securities markets in general and in turn, the Fund. This legislation and other proposals or actions may also have other consequences, including material effects on interest rates and foreign exchange rates, which could materially affect the Fund’s investments in ways that the Fund cannot predict.

Contracts for Difference

Certain Funds may purchase and sell contracts for difference (“CFDs”). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take long positions on an underlying stock, stock basket or index and thus potentially capture gains on movements in the share prices of the stock, stock basket or index without the need to own the underlying stock, stock basket or index.

By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, a Fund would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase such Fund’s financial risk. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

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Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. Each Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of such Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, each Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to such Fund’s potential economic exposure under the transaction. Each Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to a Fund for investment purposes. If a large portion of a Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or such Fund’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), the Fund is permitted to segregate cash and/or liquid securities in an amount equal to a Fund’s daily marked-to-market net obligations (i.e., the daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By segregating cash and/or liquid securities equal to only its net obligations under cash-settled derivatives, a Fund will have the ability to employ a form of leverage through the use of certain derivative transactions to a greater extent than if such fund were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which each Fund may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

Each Fund’s use of Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company for federal income tax purposes.

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INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval by the vote of a majority of its outstanding voting securities, which is defined by the 1940 Act as the lesser of (i) 67% or more of a Fund’s voting securities present at a meeting, if the holders of more than 50% of such Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of a Fund’s outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. With respect to the limitations on illiquid securities and borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.

American Franchise Fund

American Franchise Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2.

Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3.

Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

4.

Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the

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1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.

Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Core Growth Fund

Core Growth Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2.

Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3.

Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4.

Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.

Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps,

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floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.

Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Equity Premium Income Fund

Equity Premium Income Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

As to 75% of the Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2.

Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3.

Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4.

Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.

Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise

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permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.

Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

International Advantage Fund

International Advantage Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2.

Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3.

Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4.

Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

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5.

Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.

Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

International Growth Fund

International Growth Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2.

Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3.

Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4.

Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by

B-36

(i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.

Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.

Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Technology Fund

Technology Fund’s fundamental investment restrictions provide that such Fund shall not:

1.

As to 75% of the Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2.

Issue senior securities and shall not borrow money except for temporary purposes and in an amount not exceeding 5% of the Fund’s total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and options on futures contracts and may make margin deposits and payments in connection therewith.

3.	Underwrite securities of other issuers, except that the Fund may acquire restricted securities and other securities which, if sold, might make the Fund an underwriter under federal securities laws.

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4.

Make loans of money or property to any person, except (i) to the extent the securities in which the Fund may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.

5.	Invest directly in real estate interests, although the Fund may invest indirectly through media such as real estate investment trusts.

6.	Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or options on futures contracts.

7.

Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

All Funds

The latter part of certain of each Fund’s fundamental investment restrictions (i.e., the references to “as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time”) provide each Fund with flexibility to change its limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow each Fund’s Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.

With respect to Funds with the fundamental investment restriction regarding the loan of portfolio securities, although a Fund is permitted under such restriction to make loans of its portfolio securities, no such Fund currently has an intention to do so.

Non-Fundamental Policies

Each Fund, except Technology Fund, has adopted the following operating policies which may be amended by its Board of Trustees. Each such Fund shall not:

1.	Borrow money except for temporary purposes and then in an amount not in excess of 5% of the value of the total assets of the Fund at the time the borrowing is made.

2.	Invest in other investment companies in reliance on section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

Technology Fund has adopted the following operating policy which may be amended by its Board of Trustees. Technology Fund shall not:

1.	Invest in other investment companies in reliance on section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

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TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of the Funds’ Board of Trustees and the Funds’ officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of each Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees

				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	†	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	86

Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	†	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (69) CAC, LLC 4370 La Jolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	†	President of CAC, LLC, a private company offering capital investment and management advisory services.	86

Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Linda Hutton Heagy†† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	†	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	86

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

B-39

				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

R. Craig Kennedy (57) 1744 R Street, NW Washington, DC 20009	Trustee	†	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (74) 14 Huron Trace Galena, IL 61036	Trustee	†	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	†	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (69) 1126 E. 59th Street Chicago, IL 60637	Trustee	†	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	86

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Suzanne H. Woolsey, Ph.D. (68) 815 Cumberstone Road Harwood, MD 20776	Trustee	†	Chief Communications Officer of the National Academy of Sciences/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	86

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute and Trustee of California Institute of Technology and the Colorado College.

B-40

Interested Trustee*

Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	†	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	See Table D below.

††

As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*

Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

B-41

Officers

Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	each Fund	Served	During Past 5 Years
Edward C. Wood III (53) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	†††

President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	†††

Vice President of funds in the Fund Complex since May 2008. Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	†††	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	†††

Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (47) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	†††

Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

†††  See Table E below.

Compensation

           Each trustee/director/managing general partner (hereinafter referred to in this section as “trustee”) who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Distributor (each a “Non-Affiliated Trustee”) is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows such trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by a Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, a Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a Fund. Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds.

B-42

Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from a Fund prior to such Non-Affiliated Trustee’s retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from a Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a Fund.

Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

Compensation Table

		Fund Complex
			Aggregate
		Aggregate	Estimated
		Pension or	Maximum	Total
		Retirement	Annual	Compensation
	Aggregate	Benefits	Benefits from	before
	Compensation	Accrued as	the Fund	Deferral from
	from the	Part of	Complex Upon	Fund
Name	Trust(1)	Expenses(2)	Retirement(3)	Complex(4)

Independent Trustees
David C. Arch	$9,583	$39,659	$105,000	$228,531
Jerry D. Choate	9,583	105,506	105,000	228,531
Rod Dammeyer	9,583	77,926	105,000	228,531
Linda Hutton Heagy	9,583	28,514	105,000	228,531
R. Craig Kennedy	9,583	19,693	105,000	228,531
Howard J Kerr	9,583	107,362	154,500	228,531
Jack E. Nelson	9,583	124,295	105,000	228,531
Hugo F. Sonnenschein	9,583	78,523	105,000	226,331
Suzanne H. Woolsey	9,583	67,634	105,000	228,531

Interested Trustee
Wayne W. Whalen	9,583	78,451	105,000	228,531

(1)

The amounts shown in this column represent the aggregate compensation before deferral from all operating series of the Trust during the fiscal year ended August 31, 2009. The details of aggregate compensation before deferral for each operating series of the Trust during the fiscal year ended August 31, 2009 are shown in Table A below. The details of compensation deferred for each operating series of the Trust during the fiscal year ended August 31, 2009 are shown in Table B below. The details of cumulative deferred compensation (including interest) for each operating series of the Trust as of August 31, 2009 are shown in Table C below. The deferred compensation plan is described above the Compensation Table.

(2)

The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds’ respective fiscal years ended in 2008. The retirement plan is described above the Compensation Table.

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(3)

For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex as of the date of this Statement of Additional Information for each year of the 10-year period commencing in the year of such trustee’s anticipated retirement. The retirement plan is described above the Compensation Table. Each trustee has served as a member of the Board of Trustees since the year set forth in Table D below.

(4)

The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2008 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

TABLE A

FISCAL YEAR 2009 AGGREGATE COMPENSATION FROM

THE TRUST AND EACH FUND

											Interested
	Fiscal	Independent Trustees									Trustee
Fund Name	Year-End	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Whalen
American Franchise Fund	8/31	$1,570	$1,570	$1,570	$1,570	$1,570	$1,570	$1,570	$1,570	$1,570	$1,570
Core Growth Fund	8/31	1,105	1,105	1,105	1,105	1,105	1,105	1,105	1,105	1,105	1,105
Equity Premium Income Fund	8/31	1,563	1,563	1,563	1,563	1,563	1,563	1,563	1,563	1,563	1,563
International Advantage Fund	8/31	1,079	1,079	1,079	1,079	1,079	1,079	1,079	1,079	1,079	1,079
International Growth Fund	8/31	3,275	3,275	3,275	3,275	3,275	3,275	3,275	3,275	3,275	3,275
Technology Fund	8/31	991	991	991	991	991	991	991	991	991	991
Trust Total		$9,583	$9,583	$9,583	$9,583	$9,583	$9,583	$9,583	$9,583	$9,583	$9,583

TABLE B

FISCAL YEAR 2009 AGGREGATE COMPENSATION DEFERRED FROM

THE TRUST AND EACH FUND

								Interested
	Fiscal	Independent Trustees						Trustee
Fund Name	Year-End	Choate	Dammeyer	Heagy	Kennedy	Nelson	Sonnenschein	Whalen
American Franchise Fund	8/31	$1,570	$1,570	$419	$785	$1,570	$1,570	$1,570
Core Growth Fund	8/31	1,105	1,105	325	553	1,105	1,105	1,105
Equity Premium Income Fund	8/31	1,563	1,563	467	781	1,563	1,563	1,563
International Advantage Fund	8/31	1,079	1,079	319	540	1,079	1,079	1,079
International Growth Fund	8/31	3,275	3,275	863	1,637	3,275	3,275	3,275
Technology Fund	8/31	991	991	274	496	991	991	991
Trust Total		$9,583	$9,583	$2,667	$4,792	$9,583	$9,583	$9,583

TABLE C

CUMULATIVE COMPENSATION DEFERRED

(PLUS INTEREST) FROM THE TRUST AND EACH FUND

								Former	Current
								Independent	Interested
	Fiscal	Current Independent Trustees						Trustees	Trustee
Fund Name	Year-End	Choate	Dammeyer	Heagy	Kennedy	Nelson	Sonnenschein	Sisto	Whalen
American Franchise Fund	8/31	$5,826	$6,365	$4,169	$2,995	$6,154	$6,698	$—	$5,844
Core Growth Fund	8/31	1,460	1,484	551	742	1,542	1,455	—	1,492
Equity Premium Income Fund	8/31	4,272	4,669	2,847	2,268	4,631	4,785	—	4,330
International Advantage Fund	8/31	15,294	8,537	14,182	5,469	19,703	10,339	493	16,477
International Growth Fund	8/31	8,550	9,254	5,444	4,547	9,006	9,515	—	8,617
Technology Fund	8/31	13,963	7,214	11,855	5,484	15,343	8,444	361	13,403
Trust Total		$49,365	$37,522	$39,047	$21,505	$56,379	$41,237	$854	$50,165

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TABLE D

YEAR OF ELECTION OR APPOINTMENT TO EACH FUND

										Interested
	Independent Trustees									Trustee
Fund Name	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Whalen
American Franchise Fund	2005	2005	2005	2005	2005	2005	2005	2005	2005	2005
Core Growth Fund	2008	2008	2008	2008	2008	2008	2008	2008	2008	2008
Equity Premium Income Fund	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006
International Advantage Fund	2003	2001	2003	2001	2001	2003	2001	2003	2001	2001
International Growth Fund	2005	2005	2005	2005	2005	2005	2005	2005	2005	2005
Technology Fund	2003	1999	2003	1999	1999	2003	1999	2003	1999	1999

TABLE E

YEAR OF ELECTION OR APPOINTMENT TO EACH FUND

	Officers
Fund Name	Chang	Klingert	Schuldt	Sullivan	Wood
American Franchise Fund	2005	2008	2007	2005	2008
Core Growth Fund	2008	2008	2008	2008	2008
Equity Premium Income Fund	2006	2008	2007	2006	2008
International Advantage Fund	2003	2008	2007	2001	2008
International Growth Fund	2005	2008	2007	2005	2008
Technology Fund	2003	2008	2007	1999	2008

Board Committees

The Board of Trustees has three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of “Independent Trustees”, which is defined for purposes herein as trustees who: (1) are not “interested persons” of any Fund as defined by the 1940 Act and (2) are “independent” of each Fund as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.

The Board’s audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The audit committee makes recommendations to the Board of Trustees concerning the selection of each Fund’s independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of each Fund’s annual audit and considers any comments which the independent registered public accounting firm may have regarding each Fund’s financial statements, accounting records or internal controls. The Board of Trustees has adopted a formal written charter for the audit committee which sets forth the audit committee’s responsibilities. The audit committee has reviewed and discussed the financial statements of each Fund with management as well as with the independent registered public accounting firm of each Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the Statement of Auditing Standards No. 61. The audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, the audit committee recommended to the Board of Trustees of the Funds that each Fund’s audited financial statements be included in that Fund’s annual report to shareholders for the most recent fiscal year for filing with the SEC.

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The Board’s brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. The brokerage and services committee reviews each Fund’s allocation of brokerage transactions and soft-dollar practices and reviews the transfer agency and shareholder servicing arrangements with Investor Services.

The Board’s governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The governance committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to each Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of the Funds select and nominate any other nominee Independent Trustees for each Fund. While the Independent Trustees of the Funds expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.

During each Fund’s last fiscal year, the Board of Trustees held 16 meetings. During each Fund’s last fiscal year, the audit committee of the Board held 4 meetings, the brokerage and services committee of the Board held 5 meetings and the governance committee of the Board held 2 meetings.

Shareholder Communications

Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communication directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either a Fund’s office or directly to such Board member(s) at the address specified for such trustee above. Other shareholder communications received by a Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Share Ownership

Excluding deferred compensation balances as described in the Compensation Table, as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust beneficially owned equity securities of each Fund and

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all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.

2008 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

Independent Trustees

Trustees
Dollar range of equity securities in each Fund	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey
American Franchise Fund	none	none	none	none	$1- $10,000	none	none	none	none
Core Growth Fund	none	none	none	none	none	none	none	none	none
Equity Premium Income Fund	none	none	none	none	none	none	none	none	none
International Advantage Fund	none	none	none	none	$1- $10,000	none	none	none	none
International Growth Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Technology Fund	none	none	none	none	$1- $10,000	none	none	none	none
Aggregate dollar range of equity securities in all registered investment companies overseen by trustee in the Fund Complex		$10,001- $50,000	over $100,000	$10,001- $50,000	over $100,000	$1- $10,000	$1- $10,000	$10,001- $50,000	$10,001- $50,000

Interested Trustee

Trustee
Dollar range of equity securities in each Fund	Whalen
American Franchise Fund	$10,001-$50,000
Core Growth Fund	none
Equity Premium Income Fund	$1-$10,000
International Advantage Fund	$1-$10,000
International Growth Fund	$1-$10,000
Technology Fund	none
Aggregate dollar range of equity securities in all registered investment companies overseen by trustee in the Fund Complex	over $100,000

Including deferred compensation balances (which are amounts deferred and thus retained by each Fund as described in the Compensation Table), as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust had in the aggregate, combining beneficially owned equity securities and deferred compensation of each Fund and of all of the funds in the Fund Complex overseen by the trustee, the dollar range amounts specified below.

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2008 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

Independent Trustees

Trustees
Dollar range of equity securities and deferred compensation in each Fund	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey

American Franchise Fund	none	none	none	none	$1- $10,000	none	none	none	none
Core Growth Fund	none	none	none	none	none	none	none	none	none
Equity Premium Income Fund	none	none	none	none	none	none	none	none	none
International Advantage Fund	$50,001- $100,000	none	none	none	$1- $10,000	none	none	none	none
International Growth Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Technology Fund	none	none	none	none	$1- $10,000	none	none	none	none
Aggregate dollar range of equity securities and deferred compensation in all registered investment companies overseen by trustee in the Fund Complex	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	$10,001- $50,000

Interested Trustee

Trustee
Dollar range of equity securities and deferred compensation in each Fund	Whalen
American Franchise Fund	$10,001-$50,000
Core Growth Fund	none
Equity Premium Income Fund	$1-$10,000
International Advantage Fund	$1-$10,000
International Growth Fund	$1-$10,000
Technology Fund	none
Aggregate dollar range of equity securities and deferred compensation in all registered investment companies overseen by trustee in the Fund Complex	over $100,000

As of December 1, 2009, the trustees and officers of the Funds as a group owned less than 1% of the shares of each Fund.

Code of Ethics

Each Fund, the Adviser, the subadviser and the Distributor have adopted a Code of Ethics (the “Code of Ethics”) that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by a Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of such Fund or other Van Kampen funds, and that such employees do not take unfair advantage of their relationship with such Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of a Fund or other Van Kampen funds or who otherwise are involved in the investment advisory

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process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

INVESTMENT ADVISORY AGREEMENTS

Each Fund and the Adviser are parties to an investment advisory agreement (each, an “Advisory Agreement”). Under each Advisory Agreement, a Fund retains the Adviser to manage the investment of such Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement such Fund’s investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to such Fund, renders periodic reports to such Fund’s Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of such Fund if elected to such positions. Each Fund, however, bears the costs of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of such Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to a Fund for any error of judgment or of law, or for any loss suffered by such Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement between each Fund and the Adviser also provides that, in the event the expenses of a Fund for any fiscal year exceed the most restrictive expense limitation applicable in any jurisdiction in which such Fund’s shares are qualified for offer and sale (excluding any expenses permitted to be excluded from the computation under applicable law or regulation), the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay such Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the fiscal year.

MSIM Limited is the investment subadviser to Technology Fund. MSIM Limited provides investment advice and portfolio management services pursuant to a subadvisory agreement (the “MSIM Subadvisory Agreement”), and subject to the supervision of the Adviser and Technology Fund’s Board of Trustees, makes such Fund’s investment decisions, arranges for the execution of portfolio transactions and generally manages such Fund’s investments. The Adviser pays MSIM Limited a portion of the net advisory fees the Adviser receives from the Technology Fund pursuant to the Advisory Agreement.

During the fiscal years/periods ended August 31, 2009, 2008 and 2007, the Adviser received the approximate advisory fees (net of fee waivers) from each of the Funds as set forth in the table below.

	Fiscal Year/Period Ended August 31,
Fund Name	2009	2008	2007
American Franchise Fund	$1,655,300	$2,625,500	$3,015,700
Core Growth Fund	0	0	N/A
Equity Premium Income Fund	1,214,700	3,381,400	1,709,900
International Advantage Fund	581,200	1,438,900	1,565,300
International Growth Fund	5,536,400	7,746,600	4,155,600
Technology Fund	0	1,337,600	1,890,300

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

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During the fiscal years/periods ended August 31, 2009, 2008 and 2007, the Adviser waived approximate advisory fees from the Funds as set forth in the table below.

	Fiscal Year/Period Ended August 31,
Fund Name	2009	2008	2007
American Franchise Fund	$132,700	$0	$0
Core Growth Fund	30,200	6,400	N/A
Equity Premium Income Fund	356,900	0	91,100
International Advantage Fund	0	0	0
International Growth Fund	0	0	0
Technology Fund	1,003,685	363,300	110,000

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

Litigation Involving the Adviser

The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. In October 2006, pursuant to an order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the federal district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In July 2007, the district court granted plaintiff’s motion to remand the case back to Illinois state court. The Illinois state court denied defendants’ motion to dismiss the complaint in May 2008. Defendants sought an interlocutory appeal of that ruling but agreed to continue this motion in light of a similar appeal filed by another mutual fund that was already pending in the Illinois appellate court. The circuit court has stayed discovery pending the outcome of that appeal. A status conference before the Circuit Court has been scheduled in June 2010. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

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FUND MANAGEMENT

Other Accounts Managed by the Portfolio Managers as of August 31, 2009:

	Registered Investment Companies		Pooled Investment Vehicles other than Registered Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of		Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts		in Accounts

American Franchise Fund
Dennis P. Lynch	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
David S. Cohen	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Sam G. Chainani	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Alexander T. Norton	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Jason C. Yeung	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Armistead B. Nash	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion

Core Growth Fund
Dennis P. Lynch	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
David S. Cohen	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Sam G. Chainani	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Alexander T. Norton	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Jason C. Yeung	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion
Armistead B. Nash	34	$1.7 billion	4	$1.3 billion	3,559		$1.2 billion

Equity Premium Income Fund
Hooman Yaghoobi	10	$58.1 million	0	$0	0		$0
Teimur Abasov	10	$58.1 million	0	$0	0		$0

International Advantage Fund
Eddie Ramos	2	$200.0 million	0	$0	0		$0
Eve Glatt	2	$200.0 million	0	$0	0		$0
Carlos Garcia-Tunon	2	$200.0 million	0	$0	0		$0

International Growth Fund
Johannes B. van den Berg	4	$1.5 billion	2	$51.8 million	778	*	$1.7 billion	*
David Sugimoto	4	$1.5 billion	2	$51.8 million	778	*	$1.7 billion	*
Brian W. Arcese	4	$1.5 billion	2	$51.8 million	778	*	$1.7 billion	*
Benedetto Falcone	4	$1.5 billion	2	$51.8 million	778	*	$1.7 billion	*

Technology Fund
Helen Krause	9	$1.2 billion	0	$0	2		$129,000
Michael Nolan	9	$1.2 billion	0	$0	2		$129,000
Arthur Robb	9	$1.2 billion	0	$0	2		$129,000

*  Of these other accounts, two accounts with a total of approximately $264.4 million in assets, had performance based fees.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over such Fund. Except as described above, the portfolio managers of each Fund do not currently manage

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assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of such Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus;

•

Morgan Stanley’s Long-Term Incentive Compensation Program awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards or other investments based on Morgan Stanley common stock that are subject to vesting and other conditions;

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates;

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market

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index (or indices) for the funds/accounts managed by the portfolio manager. In the case of the Funds, each Fund’s investment performance is measured against the indices listed in each Fund’s Prospectus and against appropriate rankings or ratings prepared by Morningstar Inc. or similar independent services which monitor each Fund’s performance. Other funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such funds/accounts as set forth in such funds’/accounts’ disclosure materials and guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described in “Other Accounts Managed by the Portfolio Managers” above. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management Inc., and the overall performance of the investment team(s) of which the portfolio manager is a member.

Securities Ownership of Portfolio Managers

American Franchise Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in American Franchise Fund is shown below:

Dennis P. Lynch—None

David S. Cohen—None

Sam G. Chainani—None

Alexander T. Norton—None

Jason C. Yeung—None

Armistead B. Nash—None

Core Growth Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Core Growth Fund is shown below:

Dennis P. Lynch—$500,001-$1,000,000

David S. Cohen—$100,001-$500,000

Sam G. Chainani—$10,001-$50,000

Alexander T. Norton—$10,001-$50,000

Jason C. Yeung—$10,001-$50,000

Armistead B. Nash—None

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Equity Premium Income Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Equity Premium Income Fund is shown below:

Hooman Yaghoobi—None

Teimur Abasov—None

International Advantage Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in International Advantage Fund is shown below:

Eddie Ramos—$10,001-$50,000

Eve Glatt—None

Carlos Garcia-Tunon—$1-$10,000

International Growth Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in International Growth Fund is shown below:

Johannes B. van den Berg—$500,001-$1 million

David Sugimoto—$50,001-$100,000

Brian W. Arcese—$50,001-$100,000*

Benedetto Falcone—$50,001-$100,000

*	Not included in the table above, the portfolio manager has made investments in one or more than mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Technology Fund

As of August 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Michael Nolan— None

Helen Krause— None

Arthur Robb— None

OTHER AGREEMENTS

Accounting Services Agreement

Each Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services to such Fund supplementary to those provided by the custodian. Such services are expected to enable each Fund to more closely monitor and maintain its accounts and records. Each Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

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Legal Services Agreement

Each Fund and certain other Van Kampen funds have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of each fund’s minute books and records, preparation and oversight of each fund’s regulatory reports and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds distributed by the Distributor also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one-half of such costs are allocated among funds based on the type of fund and the relative net assets of the fund.

Chief Compliance Officer Employment Agreement

Each Fund has entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, serves as Chief Compliance Officer of such Fund and other Van Kampen funds. The Funds’ Chief Compliance Officer and his staff are responsible for administering the compliance policies and procedures of the Funds and other Van Kampen funds. Each Fund reimburses Morgan Stanley for the costs and expenses of such services, including compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Fund Payments Pursuant to These Agreements

Pursuant to these agreements, Morgan Stanley or its affiliates have received from each Fund the following approximate amounts:

	Fiscal Year/Period Ended August 31,
	2009	2008	2007
American Franchise Fund	$59,600	$73,400	$92,900
Core Growth Fund	52,800	12,800	N/A
Equity Premium Income Fund	58,900	83,000	67,200
International Advantage Fund	40,500	51,000	75,900
International Growth Fund	109,500	124,800	84,600
Technology Fund	46,700	48,800	58,100

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

DISTRIBUTION AND SERVICE

The Distributor acts as the principal underwriter of each Fund’s shares pursuant to a written agreement (each, a “Distribution and Service Agreement”). The Distributor has the exclusive right to distribute shares of each Fund through authorized dealers on a continuous basis. The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay for only such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of

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shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. Each Distribution and Service Agreement is renewable from year to year if approved (a)(i) by a Fund’s Board of Trustees or (ii) by a vote of a majority of a Fund’s outstanding voting securities and (b) by a vote of a majority of trustees who are not parties to such Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. Each Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days’ written notice. The approximate total underwriting commissions on the sale of shares of each Fund for the last three fiscal years/periods are shown in the chart below.

	Fiscal Year/Period Ended		Fiscal Year/Period Ended		Fiscal Year Ended
	August 31, 2009		August 31, 2008		August 31, 2007
	Total	Amounts	Total	Amounts	Total	Amounts
	Underwriting	Retained by	Underwriting	Retained by	Underwriting	Retained by
Fund Name	Commissions	Distributor	Commissions	Distributor	Commissions	Distributor
American Franchise Fund	$546,600	$83,400	$703,500	$112,800	$3,974,700	$649,300
Core Growth Fund	4,800	800	600	100	N/A	N/A
Equity Premium Income Fund	108,300	16,900	1,210,600	196,300	4,203,400	643,300
International Advantage Fund	60,600	10,400	314,900	50,300	426,200	66,100
International Growth Fund	1,105,600	180,200	4,746,400	788,100	6,932,200	1,167,500
Technology Fund	134,000	20,700	238,800	34,700	248,200	36,200

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

With respect to sales of Class A Shares of each Fund, the total sales charges and concessions reallowed to authorized dealers at the time of purchase are as follows:

Class A Shares Sales Charge Table

	Total Sales Charge		Reallowed
	As % of	As % of	To Dealers
	Offering	Net Amount	As a % of
Size of Investment	Price	Invested	Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	*	*	*

*

No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments a Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. The eighteen-month period ends on the first business day of the nineteenth month after the purchase date. A commission or transaction fee may be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of a Fund’s assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. For Core Growth Fund and International Growth Fund only, no commission will be paid on such investments by retirement plans of the type described in the Class A Shares, Class B Shares and Class C Shares Prospectus of such Funds in the section entitled “Purchase of Shares — Other Purchase Programs — Net asset value purchase options” option (7). Authorized

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dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by a Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses.

With respect to sales of Class B Shares and Class C Shares of a Fund, a commission or transaction fee generally will be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of a Fund’s assets) to authorized dealers who initiate and are responsible for such purchases computed based on a percentage of the dollar value of such shares sold of 4.00% on Class B Shares and 1.00% on Class C Shares.

Proceeds from any contingent deferred sales charge and any distribution fees on Class B Shares and Class C Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of such Fund’s shares, such as the payment to authorized dealers for selling such shares. With respect to Class C Shares, the authorized dealers generally receive from the Distributor ongoing distribution fees of up to 0.75% of the average daily net assets of a Fund’s Class C Shares annually commencing in the second year after purchase.

With respect to Class I Shares, there are no sales charges paid by investors. Commissions or transaction fees may be paid by the Distributor to authorized dealers.

With respect to Class R Shares (where applicable), there are no sales charges paid by investors and no commissions or transaction fees paid to authorized dealers. Distribution fees on Class R Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of such Fund’s Class R Shares. With respect to Class R Shares, the authorized dealers generally receive from the Distributor the ongoing distribution fees of up to 0.50% of the average daily net assets of a Fund’s Class R Shares.

Each Fund has adopted a distribution plan (the “Distribution Plan”) with respect to each of its Class A Shares, Class B Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Each Fund also adopted a service plan (the “Service Plan”) with respect to each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares (where applicable). There is no distribution plan or service plan in effect for Class I Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the “Plans.” The Plans provide that a Fund may spend a portion of such Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through the Distribution and Service Agreement with the Distributor of each such class of a Fund’s shares, sub-agreements between the Distributor and members of FINRA who are acting as securities dealers and FINRA members or eligible non-members who are acting as brokers or agents and similar agreements between a Fund and financial intermediaries who are acting as brokers (collectively, “Selling Agreements”) that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding a Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of a Fund are referred to herein as “financial intermediaries.”

Certain financial intermediaries may be prohibited under law from providing certain underwriting or distribution services. If a financial intermediary was prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate.

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The Distributor does not believe that termination of a relationship with a financial intermediary would result in any material adverse consequences to the Funds.

The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which each Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the trustees, and also by a vote of the disinterested trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the trustees and also by the disinterested trustees. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested trustees or by a vote of a majority of the outstanding voting shares of such class.

For Class A Shares and Class R Shares (where applicable) in any given year in which the Plans are in effect, the Plans generally provide for each Fund to pay the Distributor the lesser of (i) the amount of the Distributor’s actual expenses incurred during such year less, with respect to Class A Shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the Prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent the Distributor’s actual net expenses in a given year are less than the plan fees for such year, a Fund only pays the actual net expenses. Alternatively, to the extent the Distributor’s actual net expenses in a given year exceed the plan fees for such year, a Fund only pays the plan fees for such year. For Class A Shares and Class R Shares (where applicable), there is no carryover of any unreimbursed actual net expenses to succeeding years.

The Plans for Class B Shares and Class C Shares are similar to the Plans for Class A Shares and Class R Shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by a Fund so long as the Plans remain in effect. Thus, for each of the Class B Shares and Class C Shares, in any given year in which the Plans are in effect, the Plans generally provide for a Fund to pay the Distributor the lesser of (i) the applicable amount of the Distributor’s actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by such Fund for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, each Fund does not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.

Because of fluctuations in net asset value, the plan fees with respect to a particular Class B Share or Class C Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

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As of August 31, 2009, the unreimbursed distribution-related expenses with respect to Class B Shares and Class C Shares, and the percentage of each Fund’s net assets attributable to Class B Shares and Class C Shares are represented below.

	B Shares		C Shares
		Approximate		Approximate
	Approximate	Percentage of	Approximate	Percentage of
	Unreimbursed	Fund’s Net	Unreimbursed	Fund’s Net
Fund Name	Distribution	Assets	Distribution	Assets
American Franchise Fund	$444,500	1.89%	$3,100	0.01%
Core Growth Fund	500	0.23%	0	0.00%
Equity Premium Income Fund	686,100	3.88%	95,600	0.12%
International Advantage Fund	0	0.00%	400	0.01%
International Growth Fund	422,000	1.37%	700	0.00%
Technology Fund	29,971,300	1.09%	251,200	2.53%

If the Plans are terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by such Fund or recovered through contingent deferred sales charges.

Because each Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the contingent deferred sales charge applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares.

For the fiscal year/period ended August 31, 2009, the Distributor received aggregate fees under the Plans as follows:

			Amounts Paid to Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid
	Fiscal Year/Period	Percentage of	Transaction	to Financial
	Ended	Average	Fees Paid to	Intermediaries
	August 31,	Daily Net	Financial	for Servicing and
Fund Name	2009	Assets	Intermediaries	Administering Plans
American Franchise Fund
Class A Shares	$476,379	0.25%	$0	$476,379
Class B Shares	220,755	1.00%	165,566	55,189
Class C Shares	227,997	1.00%	170,998	56,999
Core Growth Fund
Class A Shares	1,415	0.25%	0	1,415
Class B Shares	1,427	0.88%	894	357
Class C Shares	1,427	0.43%	252	357
Class R Shares	337	0.50%	0	0
Equity Premium Income Fund
Class A Shares	309,930	0.25%	0	309,930
Class B Shares	172,410	1.00%	129,307	43,103
Class C Shares	804,160	1.00%	603,120	201,040

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			Amounts Paid to Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid
	Fiscal Year/Period	Percentage of	Transaction	to Financial
	Ended	Average	Fees Paid to	Intermediaries
	August 31,	Daily Net	Financial	for Servicing and
Fund Name	2009	Assets	Intermediaries	Administering Plans
International Advantage Fund
Class A Shares	$114,316	0.25%	$0	$114,316
Class B Shares	36,154	0.36%	10,982	25,173
Class C Shares	57,115	1.00%	42,836	14,279
International Growth Fund
Class A Shares	902,921	0.25%	0	902,921
Class B Shares	290,014	1.00%	217,510	72,504
Class C Shares	192,275	0.99%	143,805	48,470
Class R Shares	3,102	0.50%	1,551	1,551
Technology Fund
Class A Shares	187,293	0.25%	0	187,293
Class B Shares	275,876	1.00%	206,907	68,969
Class C Shares	90,156	1.00%	67,617	22,539

In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer’s sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of a Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of a Fund, to Morgan Stanley Smith Barney LLC (“Morgan Stanley Smith Barney”) and certain unaffiliated brokers, dealers or other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and/or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley Smith Barney and to other Intermediaries for, among others things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary’s financial advisors and consultants, providing assistance in the ongoing training and educating of the Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some

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specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Van Kampen funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of such Fund and/or some or all other Van Kampen funds), a Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney, these payments currently include the following amounts, which are payable in accordance with the applicable compensation structure with respect to (i) the Morgan Stanley channel of Morgan Stanley Smith Barney or (ii) the Smith Barney channel of Morgan Stanley Smith Barney:

(1)

On Class A Shares, Class B Shares and Class C Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record (and Class R Shares for which the Adviser and/or the Distributor are not engaged in revenue sharing with a 401(k) platform provider):

	•	an amount up to 0.11% of the value (at the time of sale) of gross sales of such shares; and

•

an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares, which is paid only to the extent assets held in certain Van Kampen Funds exceed $600 million.

(2)

On Class I Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.05% of the total average monthly net asset value of such shares.

(3)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held directly in traditional brokerage accounts in the Smith Barney channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.12% of the total average monthly net asset value of such shares.

(4)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held in taxable accounts through any fee-based advisory program offered by the Morgan Stanley channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

(5)

On shares held in an account through certain 401(k) platforms in the Morgan Stanley channel of Morgan Stanley Smith Barney’s Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)	On shares held in Intermediary accounts, other than those held through Intermediary 401(k) platforms:

• an amount up to 0.25% of the value (at the time of sale) of gross sales of such shares; and/or

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•  an ongoing annual fee in an amount up to 0.15% of the total average monthly net asset value of such shares.

(2)           On shares held in accounts through certain Intermediary 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley Smith Barney or other Intermediaries may provide Morgan Stanley Smith Barney or other Intermediaries, and/or their financial advisors or other salespersons, with an incentive to favor sales of shares of a Fund over other investment options with respect to which Morgan Stanley Smith Barney or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund or the amount that such Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney or any other Intermediary as to its compensation.

TRANSFER AGENT

Each Fund has entered into a transfer agency and service agreement with Investor Services, pursuant to which Investor Services serves as such Fund’s transfer agent, shareholder service agent and dividend disbursing agent. As consideration for the services it provides, Investor Services receives transfer agency fees in amounts that are determined through negotiations with a Fund and are approved by the Funds’ Board of Trustees. The transfer agency fees are based on competitive benchmarks. Each Fund and Investor Services may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in such Fund. In such instances, such Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Investor Services.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of each Fund’s portfolio business, the policies and practices in this regard are subject to review by each Fund’s Board of Trustees.

The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to each Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm’s reliability, integrity and financial condition and the firm’s execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. In selecting among firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. In certain instances, the Adviser may instruct certain broker-dealers to pay for research services provided by executing brokers or third party research providers, which are selected

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independently by the Adviser. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to a Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser’s receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). When a particular item (such as proxy services) has both research and non-research related uses, the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and may pay for the portion of the cost allocated to research uses with commissions. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts and/or accounts managed by its affiliates that are registered investment advisers; not all of such services may be used by the Adviser in connection with a Fund. To the extent that the Adviser receives these services from broker-dealers, it will not have to pay for these services itself.

The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms (and futures commission merchants) affiliated with the Funds, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Funds’ shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of such Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

Certain broker-dealers (and futures commission merchants), through which the Funds may effect securities (or futures) transactions, are affiliated persons (as defined in the 1940 Act) of the Funds or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Funds’ Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Funds must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities or instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for each Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

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Unless otherwise described below, each Fund paid no commissions to affiliated brokers during the last three fiscal years. Each Fund paid the following commissions to brokers during the fiscal years shown:

	American		Equity	International
Fiscal Year/Period Ended	Franchise	Core	Premium	Advantage	International	Technology
August 31, 2009	Fund	Growth Fund	Income Fund	Fund	Growth Fund	Fund
Total brokerage commissions	$495,536	$1,809	$287,821	$106,397	$1,117,266	$90,258
Commissions with Morgan Stanley & Co.	5,995	0	0	2,031	27,552	30,534
Percentage of commissions with affiliate to total commissions	1.21%	0.00%	0.00%	1.91%	2.47%	33.83%
Percentage of total value of brokerage transactions with affiliate	0.16%	0.00%	0.00%	0.81%	0.39%	8.37%
Commission paid for research services provided to Adviser	223,193	18,561	92,130	91,305	915,754	88,495
Value of research transactions	347,038,688	10,427,212	150,379,460	103,547,960	1,326,491,142	83,231,793

	American		Equity	International
Fiscal Year/Period Ended	Franchise	Core	Premium	Advantage	International	Technology
August 31, 2008	Fund	Growth Fund	Income Fund	Fund	Growth Fund	Fund
Total brokerage commissions	$196,132	$2,395	$271,421	$172,591	$1,274,342	355,497
Commissions with Morgan Stanley & Co.	293	0	0	6,660	3,884	32,618
Percentage of commissions with affiliate to total commissions	0.15%	0.00%	0.00%	3.86%	0.30%	9.18%
Percentage of total value of brokerage transactions with affiliate	0.02%	0.00%	0.00%	0.32%	0.24%	3.49%
Commission paid for research services provided to Adviser	193,405	2,367	240,080	165,440	1,234,934	384,145
Value of research transactions	247,461,900	5,181,043	732,437,477	248,450,333	1,925,533,832	441,020,036

	American		Equity	International
Fiscal Year Ended	Franchise	Core	Premium	Advantage	International	Technology
August 31, 2007	Fund	Growth Fund	Income Fund	Fund	Growth Fund	Fund
Total brokerage commissions	$151,633	N/A	$190,504	$99,055	$441,930	$484,022
Commissions with Morgan Stanley & Co.	0	N/A	0	0	314	58,794
Commissions with Morgan Stanley DW Inc.	0	N/A	0	1,162	0	0
Percentage of commissions with affiliate to total commissions	0.00%	N/A	0.00%	1.17%	0.07%	12.15%
Percentage of total value of brokerage transactions with affiliate	0.00%	N/A	0.00%	0.13%	0.02%	5.94%
Commission paid for research services provided to Adviser	38,605	N/A	23,151	85,736	209,025	354,957
Value of research transactions	149,424,788	N/A	96,307,547	138,516,737	755,550,820	307,088,485

N/A = Not Applicable. Such Fund had not commenced investment operations as of such date.

SHAREHOLDER SERVICES

Each Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. The following information supplements the section in each Fund’s Prospectus captioned “Shareholder Services.”

Investment Account

Each shareholder has an investment account under which the investor’s shares of a Fund are held by Investor Services, each Fund’s transfer agent. Investor Services performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Except as described in the Prospectus and this Statement of Additional Information, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Van Kampen funds will receive statements quarterly from Investor Services showing any reinvestments of dividends and capital gain dividends and any other activity in the account

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since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gain dividends and systematic purchases or redemptions. Additional shares may be purchased at any time through authorized dealers or by mailing a check and detailed instructions directly to Investor Services.

Share Certificates

Generally, the Funds will not issue share certificates. However, upon written or telephone request to a Fund, a share certificate will be issued representing shares (with the exception of fractional shares) of such Fund. A shareholder will be required to surrender such certificates upon an exchange or redemption of the shares represented by the certificate. In addition, if such certificates are lost the shareholder must write to Van Kampen Funds Inc., c/o Investor Services, P.O. Box 219286, Kansas City, Missouri 64121-9286, requesting an “Affidavit of Loss” and obtain a Surety Bond in a form acceptable to Investor Services. On the date the letter is received, Investor Services will calculate the fee for replacing the lost certificate equal to no more than 1.50% of the net asset value of the issued shares, and bill the party to whom the replacement certificate was mailed.

Retirement Plans

Eligible investors may establish individual retirement accounts (“IRAs”); SEP; SIMPLE IRAs; or other pension or profit sharing plans. Documents and forms containing detailed information regarding these plans are available from the Distributor.

Automated Clearing House (“ACH”) Deposits

Shareholders can use ACH to have redemption proceeds up to $50,000 deposited electronically into their bank accounts. Redemption proceeds transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. To utilize this option, the shareholder’s bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application form. The shareholder must also include a voided check or deposit slip from the bank account into which redemption proceeds are to be deposited together with the completed application. Once Investor Services has received the application and the voided check or deposit slip, such shareholder’s designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing Investor Services or by calling (800) 847-2424.

Dividend Diversification

A shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424, to have all dividends and capital gain dividends paid on a class of shares of a Fund invested into shares of the same class of any of the Participating Funds (as defined in the Prospectus) so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g., IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating

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Fund are available for sale, at its net asset value per share as of the payable date of the distribution from such Fund.

Systematic Withdrawal Plan

A shareholder may establish a monthly, quarterly, semiannual or annual withdrawal plan if the shareholder owns shares in a single account valued at $5,000 or more at the next determined net asset value per share at the time the plan is established. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each payment represents the proceeds of a redemption of shares on which any capital gain or loss will be recognized. The plan holder may arrange for periodic checks in any amount not less than $25. Such a systematic withdrawal plan may also be maintained by an investor purchasing shares for a retirement plan and may be established on a form made available by a Fund. See “Shareholder Services — Retirement Plans.”

Class B Shareholders and Class C Shareholders (as well as Class A Shareholders subject to a contingent deferred sales charge) who establish a systematic withdrawal plan may redeem up to 12% annually of the shareholder’s initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder’s investment at the time the plan is established.

Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain dividends on shares held in accounts with systematic withdrawal plans are reinvested in additional shares at the next determined net asset value per share. If periodic withdrawals continuously exceed reinvested dividends and capital gain dividends, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Redemptions made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event. Each Fund reserves the right to amend or terminate the systematic withdrawal program upon 30 days’ notice to its shareholders.

Reinstatement Privilege

A Class A Shareholder or Class B Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class A Shares of any Participating Fund. A Class C Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class C Shares of any Participating Fund with credit given for any contingent deferred sales charge paid on the amount of shares reinstated from such redemption, provided that such shareholder has not previously exercised this reinstatement privilege with respect to Class C Shares of such Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the contingent deferred sales charge (if any) to subsequent redemptions. Reinstatements are made at the net asset value per share (without a sales charge) next determined after the order is received, which must be made within 180 days after the date of the redemption, provided that shares of the Participating Fund into which shareholders desire to reinstate their net proceeds of a redemption of shares of a Fund are available for sale. Reinstatement at net asset value per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on their borrowings on such plans, provided that shares of the Participating Fund are available for sale. There is no reinstatement privilege for Class R Shares or Class I Shares of a Fund. Any gain or loss realized by the shareholder upon redemption of

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shares is a taxable event regardless of whether the shareholder reinstates all or any portion of the net proceeds of the redemption. Any such loss may be disallowed, to the extent of the reinstatement, under the so-called “wash sale” rules if the reinstatement occurs within 30 days after such redemption. In that event, the shareholder’s tax basis in the shares acquired pursuant to the reinstatement will be increased by the amount of the disallowed loss, and the shareholder’s holding period for such shares will include the holding period for the redeemed shares.

REDEMPTION OF SHARES

Redemptions are not made on days during which the New York Stock Exchange (the “Exchange”) is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

In addition, if the Funds’ Board of Trustees determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of a Fund, such Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by such Fund in lieu of cash in conformity with applicable rules of the SEC. A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder’s disposition of such in-kind securities.

CONTINGENT DEFERRED SALES CHARGE-CLASS A

As described in each Fund’s Prospectus under “Purchase of Shares—Class A Shares,” there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge (“CDSC-Class A”) may be imposed on certain redemptions made within eighteen months of purchase. For purposes of the CDSC-Class A, when shares of a Participating Fund are exchanged for shares of another Participating Fund, the purchase date for the shares acquired by exchange will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC-Class A rather than a front-end load sales charge. In determining whether a CDSC-Class A is payable, it is assumed that shares being redeemed first are any shares in the shareholder’s account not subject to a CDSC-Class A, followed by shares held the longest in the shareholder’s account. The CDSC-Class A is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC-Class A is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC-Class A is assessed on shares derived from reinvestment of dividends or capital gain dividends.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES

As described in each Fund’s Prospectus under “Redemption of Shares,” redemptions of Class B Shares and Class C Shares will be subject to a contingent deferred sales charge (“CDSC-Class B and C”).

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The CDSC-Class A (defined above) and CDSC-Class B and C are waived on redemptions in the circumstances described below:

Redemption Upon Death or Disability

Each Fund will waive the CDSC-Class A and the CDSC-Class B and C on redemptions following the death or disability of a Class A Shareholder, a Class B Shareholder or a Class C Shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person “is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.” While the Funds do not specifically adopt the balance of the Code’s definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC-Class A or the CDSC-Class B and C.

In cases of death or disability, the CDSC-Class A and the CDSC-Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC-Class A and the CDSC-Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

Redemption in Connection with Certain Distributions from Retirement Plans

A Fund will waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The CDSC-Class A and the CDSC-Class B and C will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more Participating Funds; in such event, as described below, a Fund will “tack” the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC-Class A or CDSC-Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC-Class A and the CDSC-Class B and C also will be waived on any redemption which results from the return of an excess contribution or other contribution pursuant to Code Section 408(d)(4) or (5), the return of excess contributions or excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2) or the financial hardship of the employee pursuant to U.S. Treasury regulation Section 1.401(k)-1(d)(2). In addition, the CDSC-Class A and the CDSC-Class B and C will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

Each Fund does not intend to waive the CDSC-Class A or the CDSC-Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

Redemption Pursuant to a Fund’s Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan with respect to the shareholder’s investment in a Fund. Under the systematic withdrawal plan, a dollar amount of a participating shareholder’s investment in a Fund will be redeemed systematically by such Fund on a periodic basis, and the proceeds sent to the designated payee of record. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the systematic withdrawal plan.

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The amount of the shareholder’s investment in a Fund at the time the plan is established with respect to such Fund is hereinafter referred to as the “initial account balance.” If the initial account balance is $1 million or more and the shareholder purchased Class A Shares without a sales charge, those Class A Shares will, in most instances, be subject to a CDSC-Class A if redeemed within eighteen months of their date of purchase. However, if the shareholder participates in a systematic withdrawal program as described herein, any applicable CDSC-Class A will be waived on those Class A Shares. The amount to be systematically redeemed from a Fund without the imposition of a CDSC-Class A and CDSC-Class B and C may not exceed a maximum of 12% annually of the shareholder’s initial account balance. Each Fund reserves the right to change the terms and conditions of the systematic withdrawal plan and the ability to offer the systematic withdrawal plan.

No Initial Commission or Transaction Fee

A Fund will waive the CDSC-Class A in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class A Shares. A Fund will waive the CDSC-Class B and C in certain 401(k) plans in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class B Shares and Class C Shares. See “Purchase of Shares—Waiver of Contingent Deferred Sales Charge” in the Prospectuses.

Involuntary Redemptions of Shares

Each Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the value of the account up to the required minimum balance. Each Fund will waive the CDSC-Class A and the CDSC-Class B and C upon such involuntary redemption.

Redemption by Adviser

A Fund expects to waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in such Fund.

TAXATION

Federal Income Taxation of the Funds

The following discussion and the taxation discussion in the Prospectuses are summaries of certain federal income tax considerations affecting the Funds and their shareholders. The discussions reflect applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. These discussions assume that the Funds’ shareholders hold their shares as capital assets for federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all federal income tax considerations affecting the Funds and their shareholders, and the discussions set forth herein and in the Prospectuses do not constitute tax advice. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Counsel to the Funds has not rendered any legal opinion regarding any tax consequences relating to the Funds or their shareholders. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. Shareholders must consult their own tax advisers regarding the federal income tax consequences

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of an investment in a Fund as well as state, local and foreign tax considerations and any proposed tax law changes.

Each of the Funds is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. Each Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. A Fund will not be subject to federal income tax on any net capital gain distributed to shareholders and designated as capital gain dividends.

To avoid a nondeductible 4% excise tax, each Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, a Fund will be treated as having been distributed.

If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, such Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

The Funds’ investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain or “qualified dividend income” into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and/or (vii) produce income that will not qualify as good income for purposes of the annual gross income requirement that such Fund must meet to be treated as a regulated investment company. Each Fund intends to monitor its transactions and may make certain tax elections or take other actions to mitigate the effect of these provisions and prevent disqualification of such Fund as a regulated investment company.

Investments of a Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, a Fund generally will be required to accrue as income each year a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, a Fund may have to borrow money and/or dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to

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certain stripped tax-exempt obligations held by a Fund may constitute taxable income when distributed to such Fund’s shareholders.

Equity Premium Income Fund expects to, and the other Funds may, generate premiums from the writing of options. A Fund generally recognizes short-term capital gains upon the expiration of an option that it has written. If a Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option is short-term gain or loss. Transactions involving the disposition of a Fund’s underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by a Fund will be short-term capital gains. Because each Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force such Fund to realize capital gains or losses at inopportune times.

A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their fair market value, and any unrealized gain or loss on those positions will be included in such Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such Fund.

The Code contains special “straddle” rules that generally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. A Fund may enter into certain investments that constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, “wash sale” rules apply to prevent the recognition of loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period.

Each Fund expects that some of the call options it writes on portfolio securities will be “qualified covered calls” that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not “deep-in-the-money” as defined in the Code.

Passive Foreign Investment Companies

Each Fund may invest in non-U.S. corporations that could be classified as “passive foreign investment companies” as defined for federal income tax purposes. For federal income tax purposes, such

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an investment may, among other things, cause a Fund to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

Distributions to Shareholders

Distributions of a Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of a Fund’s net capital gains, designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder.

Current law provides for reduced federal income tax rates on (1) long-term capital gains received by individuals and certain other non-corporate taxpayers and (2) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations. The reduced rates for long-term capital gains and “qualified dividend income” cease to apply for taxable years beginning after December 31, 2010. Fund shareholders, as well as each Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” dividends to apply. Because each Fund intends to invest a portion of its assets in common stocks and/or other equity securities, a portion of the ordinary income dividends paid by such Funds should be eligible for the reduced rate applicable to “qualified dividend income.” No assurance can be given as to what percentage of the ordinary income dividends paid by a Fund will consist of “qualified dividend income.” To the extent that distributions from a Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains. For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see “Capital Gains Rates” below.

Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The tax basis of such shares will equal their fair market value on the distribution date.

Certain types of income that a Fund may receive from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause such fund to designate some or all of its distributions as “excess inclusion income.” In the hands of such Fund’s shareholders, such excess inclusion income (i) may constitute taxable income, as “unrelated business taxable income,” for those shareholders that would otherwise be tax-exempt (such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities), (ii) may not be offset against net operating losses for tax purposes, (iii) may not be eligible for reduced U.S. withholding tax rates for Non-U.S. Shareholders (as defined below) even under an otherwise applicable income tax treaty and (iv) may cause such Fund to be subject to tax if certain “disqualified organizations,” as defined by the Code (including, but not limited to, certain governments, governmental agencies and charitable remainder trusts), are shareholders of such Fund. Tax-exempt shareholders and Non-U.S. Shareholders should consult their tax advisers about the implications of these rules on their particular tax situations.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. Some portion of the distributions from each Fund, except International Advantage Fund and International Growth Fund, may be eligible for the corporate dividends received

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deduction if such fund receives qualifying dividends during the year and if certain requirements of the Code are satisfied. Distributions from International Advantage Fund and International Growth Fund generally will not be eligible for the corporate dividends received deduction.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Fund and received by the shareholders on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and generally treated as paid by such Fund (except for purposes of the nondeductible 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

Income from investments in foreign securities received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Such taxes generally will not be deductible or creditable by shareholders. However, shareholders of a Fund that invests a substantial portion of its assets in stock or securities of foreign corporations may be entitled to claim U.S. foreign tax credits with respect to such foreign taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations and the Fund meets certain holding period requirements, such Fund will be eligible to file, and may file, an election with the Internal Revenue Service (“IRS”) pursuant to which shareholders of such Fund will be required (i) to include their respective pro rata portions of such taxes in their U.S. income tax returns as gross income and (ii) to treat such respective pro rata portions as taxes paid by them. Each shareholder will be entitled, subject to certain limitations, either to deduct his pro rata portion of such foreign taxes in computing his taxable income or to credit them against his U.S. federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder of a Fund will be notified annually regarding whether the foreign taxes paid by such Fund will “pass through” for that year and, if so, such notification will designate (i) the shareholder’s portion of the foreign taxes paid to each country and (ii) the portion of the dividends that represent income derived from sources within each country. The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed the shareholder’s U.S. federal income tax attributable to the shareholder’s foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including “passive income,” which includes dividends and interest. Because the application of the foregoing rules depends on the particular circumstances of each shareholder, shareholders are urged to consult their tax advisers.

Certain foreign currency gains or losses attributable to currency exchange rate fluctuations are treated as ordinary income or loss. Such income or loss will increase or decrease (or possibly eliminate) a Fund’s income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, a Fund’s income available for distribution is decreased or eliminated, all or a portion of the dividends declared by such fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gains. Generally, a shareholder’s tax basis in a Fund’s shares will be reduced to the extent that an amount distributed to such shareholder is treated as a return of capital.

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Sale of Shares

The sale of shares in connection with a redemption or repurchase of shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize a capital gain or capital loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. For a summary of the maximum tax rates applicable to capital gains, see “Capital Gains Rates” below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Capital Gains Rates

The maximum tax rate applicable to short-term capital gains recognized by all taxpayers is 35%. Under current law, the maximum tax rate applicable to long-term capital gains recognized by individuals and certain other non-corporate taxpayers is 15% (20% for long-term capital gains recognized in taxable years beginning after December 31, 2010). The maximum tax rate applicable to long-term capital gains recognized by corporate taxpayers is 35%.

Withholding on Payments to Non-U.S. Shareholders

For purposes of this and the following paragraphs, a “Non-U.S. Shareholder” shall include any shareholder who is not:

•  an individual who is a citizen or resident of the United States;

•  a corporation or partnership created or organized under the laws of the United States or any state or political subdivision thereof;

•  an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•  a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A Non-U.S. Shareholder generally will be subject to withholding of federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from a Fund (other than capital gain dividends, interest-related dividends and short-term capital gain dividends) that are not “effectively connected” with a U.S. trade or business carried on by such shareholder, provided that the shareholder furnishes to such Fund a properly completed IRS Form W-8BEN certifying the shareholder’s non-United States status.

Under current law, the Funds may pay “interest-related dividends” and “short-term capital gain dividends” to Non-U.S. Shareholders without having to withhold on such dividends at the 30% rate. The amount of “interest-related dividends” that a Fund may pay each year is limited to the amount of qualified interest income received by such Fund during that year, less the amount of such Fund’s expenses properly allocable to such interest income. “Qualified interest income” includes, among other items, interest paid on debt obligations of a U.S. issuer and interest paid on deposits with U.S. banks, subject to certain exceptions. The amount of “short-term capital gain dividends” that a Fund may pay

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each year generally is limited to the excess of such Fund’s net short-term capital gains over its net long-term capital losses, without any reduction for such Fund’s expenses allocable to such gains (with exceptions for certain gains). The exemption from 30% withholding tax for “short-term capital gain dividends” does not apply with respect to Non-U.S. Shareholders that are present in the United States for more than 182 days during the taxable year. If a Fund’s income for a taxable year includes “qualified interest income” or net short-term capital gains, such Fund may designate dividends as “interest-related dividends” or “short-term capital gain dividends” by written notice mailed to Non-U.S. Shareholders not later than 60 days after the close of such Fund’s taxable year. These provisions will cease to apply to dividends paid by such Fund with respect to its taxable years beginning after December 31, 2009.

Non-effectively connected capital gain dividends and gains recognized from the sale of shares generally will not be subject to federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and redemption proceeds paid to them upon the sale of their shares. See “Backup Withholding” and “Information Reporting” below.

If income from a Fund or gains recognized from the sale of shares are effectively connected with a Non-U.S. Shareholder’s U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to federal income tax on a net basis at the tax rates applicable to U.S. citizens and residents or domestic corporations. To establish that income from a Fund or gains recognized from the sale of shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide such Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder’s U.S. trade or business. Non-U.S. Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from a Fund that is effectively connected with a U.S. trade or business.

The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide a Fund with a properly completed IRS Form W-8BEN certifying their entitlement to the benefits. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification. For example, an individual Non-U.S. Shareholder who holds shares in a Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of shares of a Fund.

Backup Withholding

A Fund may be required to withhold federal income tax at a rate of 28% (through 2010, when a higher rate will be applicable) (“backup withholding”) from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) if (i) the shareholder fails to properly furnish a Fund with its correct taxpayer identification number or to certify its non-U.S. status (in the case of a Non-U.S. Shareholder), (ii) the IRS notifies a Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number

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provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.

Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under “Withholding on Payments to Non-U.S. Shareholders” are not subject to backup withholding. To avoid backup withholding on capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds from the sale of shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN certifying their non-United States status.

Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s federal income tax liability, if any, provided that the required information is furnished to the IRS.

Information Reporting

Each Fund must report annually to the IRS and to each shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) the amount of dividends, capital gain dividends and redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, a Fund must report to the IRS and such shareholder the amount of dividends, capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld, if any, with respect to such amounts. This information may also be made available to the tax authorities in the Non-U.S. Shareholder’s country of residence.

FUND PERFORMANCE

From time to time each Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one-year, five-year and ten-year periods (or life of such Fund, if shorter). Other total return quotations, aggregate or average, over other time periods may also be included.

The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in such Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes the maximum sales charge for Class A Shares); that all income dividends or capital gain dividends during the period are reinvested in a Fund’s shares at net asset value; and that any applicable contingent deferred sales charge has been paid. A Fund’s total return will vary depending on market conditions, the securities comprising such Fund’s portfolio, such Fund’s operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends or capital gain dividends paid by a Fund or to reflect that 12b-1 fees may have changed over time.

Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

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Total return is calculated separately for Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares, where applicable, of a Fund. Total return figures for Class A Shares include the maximum sales charge. Total return figures for Class B Shares and Class C Shares include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total returns for each class of shares will differ.

The after-tax returns of a Fund may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns.

A Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of such Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of a Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

From time to time, a Fund may include in its sales literature and shareholder reports a quotation of the current “distribution rate” for each class of shares of such Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate differs from yield, which is a measure of the income actually earned by a Fund’s investments, and from total return which is a measure of the income actually earned by a Fund’s investments plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Fund’s performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by a Fund. Distribution rates will be computed separately for each class of a Fund’s shares.

From time to time, a Fund’s marketing materials may include an update from the portfolio manager or the Adviser and a discussion of general economic conditions and outlooks. A Fund’s marketing materials may also show such Fund’s asset class diversification, top sector holdings and largest holdings and other information about such Fund, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how the Distributor believes a Fund compares relative to other Van Kampen funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten-year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of whether shareholders purchased their funds’ shares in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The performance of the funds purchased by investors in the Dalbar study and the conclusions based thereon are not necessarily indicative of future performance of such funds or conclusions that may result from similar studies in the future. A Fund may also be marketed on the internet.

In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the rankings or ratings prepared by Lipper

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Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds with the Consumer Price Index, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking or rating services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of a Fund’s shares. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce such Fund’s performance. A Fund will include performance data for each class of shares of such Fund in any advertisement or information including performance data of such Fund.

A Fund may also utilize performance information in hypothetical illustrations. For example, a Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market; (3) illustrate allocations among different types of mutual funds for investors at different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return.

Each Fund’s Annual Report and Semiannual Report contain additional performance information. A copy of each Annual Report or Semiannual Report may be obtained without charge from our web site at www.vankampen.com or by calling or writing a Fund at the telephone number or address printed on the cover of this Statement of Additional Information.

Pursuant to an agreement and plan of reorganization between International Growth Fund and 1838 International Equity Fund (“1838 Fund”), on December 16, 2005 International Growth Fund acquired substantially all of the assets and substantially all of the liabilities of 1838 Fund in exchange for Class I Shares of International Growth Fund (the “1838 Reorganization”). As a result of the 1838 Reorganization, the Class I Shares of International Growth Fund are the accounting successor of 1838 Fund. In the case of Class I Shares of International Growth Fund, the historical performance information shown below reflects, for the period prior to the 1838 Reorganization, the historical performance of the shares of the 1838 Fund.

The results shown below are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of a Fund’s investment objective and policies as well as the risks incurred in such Fund’s investment practices.

					Cumulative
					Non-Standardized
		Average Annual Total Return,			Total Return
		Period Ended August 31, 2009			Period Ended
				Ten-Year	August 31, 2009
	Inception			or Since	Since	Since
	Date	One-Year(1)	Five-Year(1)	Inception(1)	Inception(1)	Inception(2)
American Franchise Fund
Class A Shares	6/23/2005	–16.46%	N/A	–1.56%	–6.39%	–0.68%
Class B Shares	6/23/2005	–16.43%	N/A	–1.25%	–5.13%	–3.82%
Class C Shares	6/23/2005	–12.98%	N/A	–0.91%	–3.76%	–3.76%
Class I Shares	6/23/2005	–11.07%	N/A	0.10%	0.40%	0.40%

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						Cumulative
						Non-Standardized
			Average Annual Total Return,			Total Return
			Period Ended August 31, 2009			Period Ended
					Ten-Year	August 31, 2009
	Inception				or Since	Since	Since
	Date		One-Year(1)	Five-Year(1)	Inception(1)	Inception(1)	Inception(2)
Core Growth Fund
Class A Shares	6/30/2008		–20.02%	N/A	–20.66%	–23.71%	–19.06%
Class B Shares	6/30/2008		–19.80%	N/A	–19.75%	–22.70%	–19.52%
Class C Shares	6/30/2008		–16.24%	N/A	–16.74%	–19.29%	–19.29%
Class I Shares	6/30/2008		–15.05%	N/A	–16.37%	–19.32%	–19.32%
Class R Shares	6/30/2008		–15.43%	N/A	–16.76%	-18.87%	–18.87%
Equity Premium Income Fund
Class A Shares	6/26/2006		–18.83%	N/A	–4.99%	–15.01%	–9.83%
Class B Shares	6/26/2006		–18.51%	N/A	–4.52%	–13.69%	–11.88%
Class C Shares	6/26/2006		–15.28%	N/A	–3.89%	–11.87%	–11.87%
Class I Shares	6/26/2006		–13.63%	N/A	–2.97%	–9.15%	–9.15%
International Advantage Fund
Class A Shares	9/26/2001		–15.08%	4.75%	5.32%	50.88%	60.09%
Class B Shares	9/26/2001		–14.43%	5.12%	5.43%	52.05%	52.05%
Class C Shares	9/26/2001		–11.47%	5.20%	5.47%	52.53%	52.53%
Class I Shares	8/12/2005		–9.57%	N/A	2.29%	9.61%	9.61%
International Growth Fund
Class A Shares	12/19/2005		–26.11%	N/A	–3.41%	–12.04%	–6.70%
Class B Shares	12/19/2005		–26.07%	N/A	–3.04%	–10.80%	–8.60%
Class C Shares	12/19/2005		–22.97%	N/A	–2.59%	–9.25%	–9.25%
Class I Shares	8/3/1995	(3)	–21.42%	5.78%	2.55%	109.50%	109.50%
Class R Shares	3/20/2007		–21.84%	N/A	–12.82%	–28.54%	–28.54%
Technology Fund
Class A Shares	7/26/1999		–18.92%	1.19%	–9.49%	–58.81%	–56.30%
Class B Shares(4)	7/26/1999		–18.83%	1.38%	-9.54%	–58.93%	–58.93%
Class C Shares	7/26/1999		–15.41%	1.66%	–9.64%	-59.50%	–59.50%
Class I Shares(5)	N/A		N/A	N/A	N/A	N/A	N/A

(1)  Includes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.

(2)  Excludes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.

(3)  Commencement of distribution of 1838 Fund.

(4)  Technology Fund’s average annual total return for Class B Shares reflects the conversion of such shares into Class A Shares. Class B Shares, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased.

(5)  There were no Class I Shares of Technology Fund outstanding as of August 31, 2009.

N/A — Not Applicable. Such Fund/Class of shares had not commenced investment operations as of such date.

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OTHER INFORMATION

Disclosure of Portfolio Holdings

The Funds’ Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings information (the “Policy”). Pursuant to the Policy, information concerning each Fund’s portfolio holdings may be disclosed only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by each Fund and the Adviser to each Fund’s shareholders. Each Fund and the Adviser may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of a Fund. Each Fund’s Policy is implemented and overseen by the Portfolio Holdings Review Committee (the “PHRC”), which is described in more detail below.

Public Portfolio Holdings Information Disclosure Policy. Portfolio holdings information will be deemed public when it has been posted to a Fund’s public web site. On its public web site, each Fund currently makes available:

•  Calendar Quarters: Complete portfolio holdings at least 30 calendar days after the end of each calendar quarter.

•  Monthly: Top 10 (or top 15) largest portfolio holdings at least 15 business days after the end of each month.

Each Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semiannual and Annual Reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Policy. Pursuant to the Policy, disclosing non-public portfolio holdings information to third parties may occur only when a Fund has a legitimate business purpose for doing so and the recipients of such information are subject to a duty of confidentiality and unless otherwise specified below, are required to enter into a non-disclosure agreement, both of which prohibit such recipients from disclosing or trading on the basis of the non-public portfolio holdings information. Any disclosure of non-public portfolio holdings information made to third parties must be approved by both a Fund’s Board of Trustees (or a designated committee thereof) and the PHRC. The Policy provides for disclosure of non-public portfolio holdings information to certain pre-authorized categories of entities, executing broker-dealers and shareholders, in each case under specific restrictions and limitations described below, and the Policy provides a process for approving any other entities.

Pre-Authorized Categories. Pursuant to the Policy, a Fund may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories. These third parties include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, and service providers, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Adviser or a Fund and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which such Fund’s non-public portfolio holdings information is released,

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and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to a Fund or the Adviser (including legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement. The PHRC is responsible for monitoring and reporting on such entities to the Funds’ Board of Trustees. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material non-public portfolio holdings information.

Broker-Dealer Interest Lists. Pursuant to the Policy, the Adviser may provide “interest lists” to broker-dealers who execute securities transactions for a Fund. Interest lists may specify only the CUSIP numbers and/or ticker symbols of the securities held in all registered management investment companies advised by the Adviser or affiliates of the Adviser on an aggregate basis. Interest lists will not disclose portfolio holdings on a fund by fund basis and will not contain information about the number or value of shares owned by a specified fund. The interest lists may identify the investment strategy to which the list relates, but will not identify particular funds or portfolio managers/management teams. Broker-dealers need not execute a non-disclosure agreement to receive interest lists.

Shareholders In-Kind Distributions. A Fund’s shareholders may, in some circumstances, elect to redeem their shares of such Fund in exchange for their pro rata share of the securities held by such Fund. In such circumstances, pursuant to the Policy, such Funds’ shareholders may receive a complete listing of the portfolio holdings of such Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

Attribution Analyses. Pursuant to the Policy, a Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

Transition Managers. Pursuant to the Policy, a Fund may disclose portfolio holdings to transition managers, provided that such Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager, which also prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information.

Other Entities. Pursuant to the Policy, a Fund or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers, shareholders receiving in-kind distributions, persons receiving attribution analyses, or transition managers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the disclosure arrangement must have been approved by the PHRC and such Fund’s Board of Trustees (or a designated committee thereof). The PHRC will report to the Board of Trustees of a Fund on a quarterly basis regarding any other approved recipients of non-public portfolio holdings information.

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PHRC and Board of Trustees Oversight. The PHRC, which consists of executive officers of the Funds and the Adviser, is responsible for overseeing and implementing the Policy and determining how portfolio holdings information will be disclosed on an ongoing basis. The PHRC will periodically review and has the authority to amend the Policy as necessary. The PHRC will meet at least quarterly to (among other matters):

•  address any outstanding issues relating to the Policy;

•  monitor the use of information and compliance with non-disclosure agreements by current recipients of portfolio holdings information;

•  review non-disclosure agreements that have been executed with prospective third parties and determine whether the third parties will receive portfolio holdings information;

•  generally review the procedures to ensure that disclosure of portfolio holdings information is in the best interests of Fund shareholders; and

•  monitor potential conflicts of interest between Fund shareholders, on the one hand and those of the Adviser, the Distributor or affiliated persons of a Fund, the Adviser or the Distributor, on the other hand, regarding disclosure of portfolio holdings information.

The PHRC will regularly report to the Board of Trustees on each Fund’s disclosure of portfolio holdings information and the proceedings of PHRC meetings.

Ongoing Arrangements of Portfolio Holdings Information. The Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about each Fund’s portfolio holdings. Each Fund currently may disclose portfolio holdings information based on ongoing arrangements to the following pre-authorized parties:

Name	Information Disclosed	Frequency	Lag Time
Service Providers
State Street Bank and Trust Company (*)	Full portfolio holdings	Daily basis		(2)
Risk Metrics Group (proxy voting agent) (*)	Full portfolio holdings	Daily basis		(2)
S&P Securities Valuation, Inc. (formerly JJ Kenny) (*)	Full portfolio holdings	As needed		(2)
Institutional Shareholder Services (ISS) (proxy voting agent) (*)	Full portfolio holdings	Twice a month		(2)
FT Interactive Data Pricing Service Provider (*)	Full portfolio holdings	As needed		(2)
Van Kampen Investor Services Inc. (*)	Full portfolio holdings	As needed		(2)
David Hall (*)	Full portfolio holdings	On a semi-annual and annual fiscal basis		(3)
Windawi (*)	Full portfolio holdings	On a semi-annual and annual fiscal basis		(3)

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Name	Information Disclosed	Frequency	Lag Time
Fund Rating Agencies
Lipper (*)	Full portfolio holdings	Monthly and quarterly basis	Approximately 1 day after previous month end and approximately 30 days after quarter end, respectively
Morningstar (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Standard & Poor’s (*)	Full portfolio holdings	Monthly	As of previous month end
Consultants and Analysts
Arnerich Massena & Associates, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Bloomberg (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Cambridge Associates (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
CTC Consulting, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Credit Suisse First Boston (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Evaluation Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates (*)	Full portfolio holdings (5)	Quarterly basis (6)	Approximately 10-12 days after quarter end
Hammond Associates (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end

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Name	Information Disclosed	Frequency	Lag Time
Hartland & Co. (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Merrill Lynch (*)	Full portfolio holdings	Monthly basis	Approximately 1 day after previous month end
Mobius (**)	Top Ten portfolio holdings (4)	Monthly basis	At least 15 days after month end
Nelsons (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc. (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
PSN (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Russell Investment Group/Russell/Mellon Analytical Services, Inc. (**)	Top Ten and Full portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc. (*)	Top Ten portfolio holdings (7)	Quarterly basis (6)	Approximately 10-12 days after quarter end
Thompson Financial (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Yanni Partners (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Provider
FactSet Research Systems, Inc. (*)	Complete portfolio holdings	Daily basis	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**)	Each Fund does not currently have a non-disclosure agreement in place with this entity and therefore this entity can only receive publicly available information.
(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

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(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.
(3)	As needed after the end of the semi-annual and/or annual period.
(4)	Full portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(5)	Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.
(6)	This information will also be provided upon request from time to time.
(7)	Full portfolio holdings will also be provided upon request from time to time.

Each Fund may also provide Fund portfolio holdings information, as part of its normal business activities, to persons who owe a duty of trust or confidence to such Fund or the Adviser, and through such duty, such persons shall not disclose or trade on the basis of the non-public portfolio holdings information. These persons currently are (i) each Fund’s independent registered public accounting firm (as of such Fund’s fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

Custody of Assets

Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by each Fund and all cash, including proceeds from the sale of shares of each Fund and of securities in each Fund’s investment portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, as custodian. The custodian also provides accounting services to each Fund.

Shareholder Reports

Semiannual statements are furnished to shareholders, and annually such statements are audited by each Fund’s independent registered public accounting firm.

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. The Board has delegated the day-to-day responsibility to the Adviser to vote such proxies pursuant to the Board approved Proxy Voting Policy. Attached hereto as Appendix A is the Proxy Voting Policy which is currently in effect as of the date of this Statement of Additional Information.

The Proxy Voting Policy is subject to change over time and investors seeking the most current copy of the Proxy Voting Policy should go to our web site at www.vankampen.com. Each Fund’s most recent proxy voting record for the twelve-month period ended June 30 which has been filed with the SEC is also available without charge on our web site at www.vankampen.com. Each Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Independent Registered Public Accounting Firm

An independent registered public accounting firm for each Fund performs an annual audit of each Fund’s financial statements. The Funds’ Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be each Fund’s independent registered public accounting firm.

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Legal Counsel

Counsel to each Fund is Skadden, Arps, Slate, Meagher & Flom LLP.

FINANCIAL STATEMENTS

The audited financial statements of each Fund are incorporated herein by reference to the Annual Report to shareholders of each Fund dated August 31, 2009. The Annual Report may be obtained by following the instructions on the cover of this Statement of Additional Information. The Annual Report is included as part of the Trust’s filing on Form N-CSR as filed with the SEC on October 29, 2009. The Annual Report may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

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APPENDIX A — MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds — collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting

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instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•                  Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•                  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•                  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors

1.               Election of directors:  Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director

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vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.             We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.                  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.               We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.            Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.             We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.            We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.             In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

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f.               We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.            We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.            We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.               Discharge of directors’ duties:  In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.               Board independence:  We generally support U.S. shareholder proposals requiring that a certain percentage (up to 662/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.               Board diversity:  We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.               Majority voting:  We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.               Proxy access:  We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.               Proposals to elect all directors annually:  We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.               Cumulative voting:  We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.               Separation of Chairman and CEO positions:  We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

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10.         Director retirement age and term limits:   Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.         Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

B. Statutory auditor boards: The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

D. Changes in capital structure.

1.        We generally support the following:

•                  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•                  Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•                  Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•                  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•                  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•                  Management proposals to effect stock splits.

•                  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the

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resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•                  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.               We generally oppose the following (notwithstanding management support):

•                  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•                  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•                  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•                  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

E. Takeover Defenses and Shareholder Rights

1.               Shareholder rights plans:  We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.               Supermajority voting requirements:  We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.               Shareholder rights to call meetings:  We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.               Reincorporation:  We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

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5.               Anti-greenmail provisions:  Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.               Bundled proposals:  We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G. Executive and Director Remuneration.

1.               We generally support the following:

•                  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•                  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•                  Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•                  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.               We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.               Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

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4.               Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.               We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.               We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.               We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.               Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for

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voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.               The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.               The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.               Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

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If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.               If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.               If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.               If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should

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be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.               Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.               Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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STATEMENT OF ADDITIONAL INFORMATION

VAN KAMPEN SERIES FUND, INC.

Van Kampen Series Fund, Inc. (the “Company”) is an open-end management investment company. The Company currently consists of five operating investment portfolios designed to offer a range of investment choices and three investment companies that are not currently operating and not currently offering shares (Emerging Markets Debt Fund, Growth and Income Fund II and Japanese Equity Fund). This Statement of Additional Information pertains to the following investment portfolios of the Trust:

Van Kampen American Value Fund — A (MSAVX) B (MSGAVX) C (MSVCX) I (MSAIX) R (MSARX)
Van Kampen Emerging Markets Fund — A (MSRAX) B (MSRBX) C (MSRCX) I (MSRIX)
Van Kampen Emerging Markets Debt Fund — A B C
Van Kampen Equity Growth Fund — A (VEGAX) B (VEGBX) C (VEGCX) I (VEGIX)
Van Kampen Global Equity Allocation Fund — A (MSGAX) B (MSGBX) C (MSGCX) I (MSGDX)
Van Kampen Global Franchise Fund — A (VGFAX) B (VGFBX) C (VGFCX) I (VGFIX)
Van Kampen Growth and Income II Fund — A B C
Van Kampen Japanese Equity Fund — A B C

each a “Fund” and, collectively, the “Funds.”

For ease of reference, the words “Van Kampen” which begin the name of each Fund, are not used hereinafter. Each Fund is organized as a diversified series of the Company, except for Emerging Markets Debt Fund and Global Franchise Fund, each of which is organized as a non-diversified series of the Company.

This Statement of Additional Information is not a prospectus. Shares of each Fund are subject to a prospectus dated October 30, 2009 (the “Prospectus”). This Statement of Additional Information should be read in conjunction with a Prospectus of a Fund. This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing shares of a Fund. Investors should obtain and read a Prospectus of a Fund prior to purchasing shares of such Fund. The prospectus, the Statement of Additional Information and the Annual and Semiannual Reports for each of the Funds may be obtained without charge from our web site at www.vankampen.com or any of these materials may be obtained without charge by writing or calling Van Kampen Funds Inc. at 1 Parkview Plaza — Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 or (800) 847-2424.

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This Statement of Additional Information is dated October 30, 2009.

MS SAI 10/09

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GENERAL INFORMATION

The Company is a corporation organized in 1992 under the laws of the state of Maryland. The Company’s Articles of Incorporation, as amended (the “Articles”), permit the Board of Directors to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Articles also permit the Board of Directors to create multiple classes of shares for each series. The Company’s name at the time of its organization was Morgan Stanley Fund, Inc. The Company changed its name to Van Kampen Series Fund, Inc. in July 1998.

With respect to each of the operating Funds:

•	The American Value Fund was formerly known as the Morgan Stanley American Value Fund at its inception and adopted its current name in July 1998.

•	The Emerging Markets Fund was formerly known as the Morgan Stanley Emerging Markets Fund at its inception and adopted its current name in July 1998.

•	The Equity Growth Fund has had its current name since its inception.

•	The Global Equity Allocation Fund was formerly known as the Morgan Stanley Global Equity Allocation Fund at its inception and adopted its current name in July 1998.

•

The Global Franchise Fund was formerly known as the Van Kampen Global Franchise Fund at its inception, changed its name to Van Kampen Tax Managed Global Franchise Fund in March 2000 and adopted its current name in October 2001.

Van Kampen Asset Management (the “Adviser”) is the investment adviser for the Funds. Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company, (“MSIM Company”) are sub-advisers to Emerging Markets Fund and Global Franchise Fund (each of MSIM Company and MSIM Limited are hereinafter referred to individually as the “Sub-Adviser” and collectively, as the “Sub-Advisers”). Other service providers for the Funds are described herein under “Other Agreements” or “Other Information.”

The Adviser, Van Kampen Funds Inc. (the “Distributor”) and Van Kampen Investor Services Inc. (“Investor Services”) are wholly owned subsidiaries of Van Kampen Investments Inc. (“Van Kampen Investments”), which is an indirect wholly owned subsidiary of Morgan Stanley. MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. The principal office of the Company, each Fund, the Adviser, the Distributor and Van Kampen Investments is located at 522 Fifth Avenue, New York, New York 10036. The principal office of Investor Services is located at 2800 Post Oak Boulevard, Houston, Texas 77056. The principal office of MSIM Limited is located at 25 Cabot Square, Canary Wharf, London, England E14 4QA. The principal office of MSIM Company is located at 23 Church Street, 16-01 Capital Square, Singapore 049481

As of the date of this Statement of Additional Information, the authorized capitalization of the Company consists of 11,250,000,000 shares of common stock, par value $0.001 per share, which can be divided into series, such as the Funds, and further subdivided into classes of each series. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series.

Each operating Fund currently offers four classes of shares, designated as Class A Shares, Class B Shares, Class C Shares and Class I Shares, with the exception of American Value Fund, which offers five classes of shares, designated as Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Other classes may be established from time to time in accordance with the provisions of the Articles. Each class of shares of a Fund generally is identical in all respects except that each class of shares is subject to its own sales charge schedule and its own distribution and service expenses. Each class of shares also has exclusive voting rights with respect to its distribution and service fees.

Shares of the Company entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class of a series on

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matters affecting an individual class of such series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution or service fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in a Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.

The Company does not contemplate holding regular meetings of shareholders to elect directors or otherwise. Each Fund will assist shareholders in communicating with other shareholders of such Fund to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or rules or regulations promulgated by the Securities and Exchange Commission (“SEC”).

In the event of liquidation, each of the shares of each Fund is entitled to its portion of all of such Fund’s net assets after all debts and expenses of the Fund have been paid. The liquidation proceeds to holders of classes of shares with higher distribution fees and transfer agency costs are likely to be less than the liquidation proceeds to holders of classes of shares with lower distribution fees and transfer agency costs.

Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

As of October 1, 2009, no person was known by the Company to own beneficially or to hold of record 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares, Class I Shares or Class R Shares (as applicable) of any Fund, except as follows below.

		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

American Value Fund

MLPF&S for the Sole Benefit of its Customers	A	6%
Attn: Fund Administration 97B64
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
PFPC Brokerage Services	B	15%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212
Edward Jones & Co	A	44%
Attn: Mutual Fund	B	27%
Shareholder Accounting	I	11%
201 Progress Pkwy
Maryland Hts., MO 63043-3009
Pershing LLC	C	8%
1 Pershing Plaza	I	13%
Jersey City, NJ 07399-0002
First Clearing LLC	C	7%
Special Custody Acct for the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523

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		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

Raymond James	C	6%
Omnibus for Mutual Funds
Attn Courtney Waller
880 Carillon Parkway
St. Petersburg FL 33716-1102
UBS WM USA	C	10%
Omni Account M/F
Attn: Department Manager
499 Washington Blvd, 9th Floor
Jersey City, NJ 07310-2055
Morgan Stanley & Co.	C	7%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
Citigroup Global Markets Inc.	C	12%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
MLPF&S for the Sole Benefit of its Customers	C	11%
Attn: Fund Administration 97CS8
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
MLPF&S for the Sole Benefit of its Customers	I	15%
Attn: Fund Administration 97419
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
Great West Life & Annuity Future FD	R	74%
c/o Fascore LLC
8515 E. Orchard Rd # 2T2
Greenwood Vlg, CO 80111-5002
ING Enhanced K-CHOICE	R	9%
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162
Great West Life & Annuity Future FU.	R	9%
c/o Fascore LLC
8515 E. Orchard Rd. # 2T2
Greenwood Vlg, CO 80111-5002
Emerging Markets Fund
Edward Jones & Co	A	11%
Attn: Mutual Fund	B	6%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO 63043-3009
PFPC Brokerage Services	A	10%
FBO Primerica Financial Services	B	22%
760 Moore Road
King of Prussia, PA 19406-1212

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		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

Morgan Stanley & Co.	B	11%
Harborside Financial Center	C	10%
Plaza II 3rd Floor
Jersey City, NJ 07311
Pershing LLC	A	5%
1 Pershing Plaza	C	6%
Jersey City, NJ 07399-0002
UBS WM USA	C	10%
Omni Acct M/F
Attn: Department Manager
499 Washington Blvd 9th Floor
Jersey City, NJ 07310-2055
First Clearing LLC.	A	6%
Special Custody Acct for the Exclusive Benefit of Customer	B	6%
2801 Market Street	C	9%
Saint Louis, MO 63103-2523
Citigroup Global Markets Inc.	C	7%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
MLPF&S for the Sole Benefit of its Customers	C	15%
Attn: Fund Administration 97N71
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
Van Kampen Asset Allocation Growth Fund	I	33%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue, 22nd Floor
New York, NY 10036-7601
Van Kampen Asset Allocation Moderate Fund	I	36%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue, 22nd Floor
New York, NY 10036-7601
Van Kampen Asset Allocation Conservative Fund	I	11%
Fund of Funds Investment
Attn: David Deutsch
522 Fifth Avenue, 22nd Floor
New York, NY 10036-7601
MLPF&S for the Sole Benefit of its Customers	I	9%
Attn: Fund Administration 97419
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484
Equity Growth Fund
Edward Jones & Co	A	14%
Attn: Mutual Fund	B	5%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO 63043-3009

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		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

Pershing LLC	C	5%
1 Pershing Plaza	I	11%
Jersey City, NJ 07399-0002
Morgan Stanley & Co.	A	14%
Harborside Financial Center	B	12%
Plaza II 3rd Floor	C	20%
Jersey City, NJ 07311
PFPC Brokerage Services	A	6%
FBO Primerica Financial Services	B	16%
760 Moore Road
King of Prussia, PA 19406-1212
MLPF&S for the Sole Benefit of its Customers	C	8%
Attn: Fund Administration 97238
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
Citigroup Global Markets Inc.	C	9%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
First Clearing LLC	C	5%
Special Custody Acct for the Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
Fidelity Investments Institutional Operations Co. Inc.	I	43%
Kerr Drug Inc.
100 Magellan Way
Covington, KY 41015-1999
MLPF&S for the Sole Benefit of its Customers	I	18%
Attn: Fund Administration 97419
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484
Global Equity Allocation Fund
Edward Jones & Co	A	14%
Attn: Mutual Fund	B	5%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO 63043-3009
PFPC Brokerage Services	A	12%
FBO Primerica Financial Services	B	15%
760 Moore Road
King of Prussia, PA 19406-1212
First Clearing LLC	A	7%
Special Custody Acct for the Exclusive Benefit of Customer	C	8%
2801 Market Street
Saint Louis, MO 63103-2523

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		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

Morgan Stanley & Co.	C	6%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
Pershing LLC	C	14%
1 Pershing Plaza
Jersey City, NJ 07399-0002
Citigroup Global Markets Inc.	C	5%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
UBS WM USA	C	14%
Omni Account M/F
Attn: Department Manager
499 Washington Blvd, 9th Floor
Jersey City, NJ 07310-2055
MLPF&S for the Sole Benefit of its Customers	C	6%
Attn: Fund Administration 97N77
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484
MLPF&S for the Sole Benefit of its Customers	I	100%
Attn: Fund Administration 97419
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484
Global Franchise Fund
Charles Schwab & Co. Inc.	A	16%
Onesource Omnibus
Exclusive Benefit of its Customers
101 Montgomery Street
San Francisco, CA 94104-4151
Morgan Stanley & Co.	B	13%
Harborside Financial Center	C	12%
Plaza II 3rd Floor
Jersey City, NJ 07311
Pershing LLC	A	5%
1 Pershing Plaza	B	8%
Jersey City, NJ 07399-0002	C	12%
Edward Jones & Co	A	26%
Attn: Mutual Fund	B	7%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO 63043-3009
PFPC Brokerage Services	B	7%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212
American Enterprise Investment Services	B	10%
PO Box 9446	C	6%
Minneapolis, MN 55440-9446

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		Approximate
		Percentage of
	Class of	Ownership on
Name & Address of Holder	Shares	October 1, 2009

MLPF&S for the Sole Benefit of its Customers	C	14%
Attn: Fund Administration 97FW6
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
Citigroup Global Markets Inc.	C	7%
Attn: Cindy Tempesta, 7th Floor	I	6%
333 West 34th Street
New York, NY 10001-2402
First Clearing LLC	B	8%
Special Custody Acct for the Exclusive Benefit of Customer	C	10%
2801 Market Street
Saint Louis, MO 63103-2523
Aces Trust Fund	I	41%
HEF Global Franchise Portfolio
Attention Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	13%
HEF Aggressive Portfolio-1
Attention Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	5%
HEF Aggressive Portfolio-2
Attention Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
MLPF&S for the Sole Benefit of its Customers	I	14%
Attn: Fund Administration 97419
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246-6484
Aces Trust Fund	I	6%
HEF Moderate Portfolio-3
Attention Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	6%
HEF Equity Portfolio
Attention Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The following disclosure supplements the disclosure set forth under the caption “Investment Objective(s), Principal Investment Strategies and Risks” in each Fund’s Prospectus and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in each Fund’s Prospectus for a complete presentation of the matters disclosed below.

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Borrowing and Leverage

To the extent allowed by the Funds’ investment restrictions described herein, certain Funds may engage in borrowing for temporary or emergency purposes. To the extent allowed by the Funds’ investment restrictions described herein, certain Funds may engage in borrowing for investment purposes, also known as leverage. Leveraging will magnify declines as well as increases in the net asset value of a Fund’s shares and in the return on a Fund’s investments. The extent to which a Fund may borrow will depend upon the availability of credit. No assurance can be given that a Fund will be able to borrow on terms acceptable to the Fund. Borrowing by a Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Borrowing will create interest expenses for a Fund which can exceed the income from the assets obtained with the proceeds. To the extent the income derived from securities purchased with funds obtained through borrowing exceeds the interest and other expenses that a Fund will have to pay in connection with such borrowing, such Fund’s net income will be greater than if the Fund did not borrow. Conversely, if the income from the assets obtained through borrowing is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if the Fund did not borrow, and therefore the amount available for distribution to shareholders will be reduced. A Fund’s use of leverage may impair the ability of the Fund to maintain its qualification for federal income tax purposes as a regulated investment company. The rights of any lenders to a Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of such Fund’s shareholders, and the terms of a Fund’s borrowings may contain provisions that limit certain activities of such Fund and could result in precluding the purchase of securities and instruments that the Fund would otherwise purchase.

Convertible Securities, Rights or Warrants and Equity-Linked Securities

Certain Funds may invest in convertible securities, rights or warrants to purchase common stocks and other equity-linked securities. A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise. A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time. A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.” When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  A Fund’s investments in convertible securities may include “enhanced” convertibles. There may be additional types of convertible securities with features not specifically referred to herein in which a Fund may invest consistent with its investment objective and policies. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

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Synthetic Convertible Securities.  A Fund’s investments in convertible securities may include “synthetic” convertible securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Up to 5% of a Fund’s net assets may be invested in convertible securities that are below investment grade. Debt securities rated below investment grade are commonly known as junk bonds. Although a Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by a Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Depositary Receipts

Certain Funds may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other depositary receipts, to the extent that such depositary receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the “underlying issuer”) and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be “sponsored” or “unsponsored.” Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of depositary receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipt. The depositary of an unsponsored depositary receipt is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored depositary receipt voting rights with respect to the deposited securities or pool of securities. Depositary receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities

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markets outside the United States. For purposes of the Funds’ investment policies, a Fund’s investments in depositary receipts will be deemed to be investments in the underlying securities.

Duration

Duration is a measure of the expected life of a debt security that was developed as an alternative to the concept of “term to maturity.” Duration incorporates a debt security’s yield, coupon interest payments, maturity and call features into one measure. Traditionally a debt security’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates. However, “term to maturity” measures only the time until a debt security provides its final payment taking no account of the pattern of the security’s payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, there interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Eurodollar and Yankee Obligations

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Foreign Investing

Certain Funds may or will invest in securities of foreign issuers. Unless otherwise described in a Fund’s Prospectuses, the Fund considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign

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issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Also, securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, a Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact yields and result in temporary periods when assets are not fully invested or attractive investment opportunities are foregone.

Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

The governments of some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatization”). The Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Funds in privatization in appropriate circumstances. In certain countries, the ability of foreign entities, such as the Funds, to participate in privatization may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Funds participates will be successful.

Foreign Currency Exchange Risks. To the extent a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, such Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s yield on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. The Funds do not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency’s external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

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A Fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. A Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

A Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss. The Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. Non-deliverable forward currency contracts are cash settled transactions and may be relatively illiquid.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund engages in an offsetting transaction, that Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value

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of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

In addition, Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to fluctuate in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. These Funds may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund’s entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to segregate cash or liquid securities in an amount at least equal to the Fund’s obligations throughout the duration of the contract. Funds may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

To the extent required by the rules and regulations of the SEC, the Fund will segregate cash or liquid securities in an amount at least equal to the value of such Fund’s total assets committed to the consummation of forward foreign currency exchange contracts. See also “Strategic Transactions”.

Foreign Currency Exchange-Related Securities. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank

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market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may, in limited cases, be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Investing in Emerging Market Countries. The risks of foreign investment are heightened when the issuer is from an emerging market country. The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors. A Fund may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

A Fund’s purchase and sale of portfolio securities of issuers determined by the portfolio management team to be in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of such Fund, the Adviser, its affiliates or their respective clients or other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain countries may require governmental approval prior to investment by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may

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be purchased by the Fund. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Fund may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging markets countries. Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause such Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets. A Fund’s investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging market countries may be limited. Due to the limited market for these instruments in emerging market countries, the Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging market countries, if any, will be covered by such instruments.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that

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the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Debt securities of corporate issuers in emerging market countries may include debt securities or obligations issued (i) by banks located in emerging market countries or by branches of emerging market country banks located outside the country or (ii) by companies organized under the laws of an emerging market country.

Russian Investing. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian issuers is evidenced by entries in an issuer’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Funds could possibly lose their registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian issuers with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such issuers have not always followed this law. Because of this lack of independence of registrars, management of a Russian issuer may be able to exert considerable influence over who can purchase and sell the issuer’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Funds from investing in the securities of certain Russian issuers and could cause a delay in the sale of Russian securities by the Funds if the issuer deems a purchaser unsuitable, which may expose the Funds to potential loss on their investment.

In light of the risks described above, the Board of Directors has approved certain procedures concerning the Funds’ investments in Russian securities. Among these procedures is a requirement that the Funds not invest in the securities of a Russian issuer unless that issuer’s registrar has entered into a contract with the Funds’ sub-custodian containing certain protective conditions, including, among other things, the sub-custodian’s right to conduct regular share confirmations on behalf of the Funds. This requirement will likely have the effect of precluding investments in certain Russian issuers that the Funds might otherwise make.

Brady Bonds. Funds that invest in foreign debt securities may invest in debt obligations customarily referred to as “Brady Bonds.” Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, a Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not

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collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

Illiquid Securities

Each Fund may invest a portion of its assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”). The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by the Company’s Board of Directors. Ordinarily, a Fund would invest in restricted securities only when it receives the issuer’s commitment to register the securities without expense to that Fund. However, registration and underwriting expenses (which typically range from 7% to 15% of the gross proceeds of the securities sold) may be paid by a Fund. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“144A Securities”) and are determined to be liquid under guidelines adopted by and subject to the supervision of the Company’s Board of Directors are not subject to the limitation on illiquid securities; however, such securities are still subject to any Fund limitation on the securities subject to legal or contractual restrictions on resale as described in that Fund’s investment restrictions. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security’s trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security.

Investment Company Securities

Each Fund may invest in securities of other open-end or closed-end investment companies, by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations or as may otherwise be permitted by the 1940 Act.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted by certain emerging market countries through investment funds which have been specifically authorized. Certain Funds may invest in these investment funds, including those advised by Adviser or its affiliates, subject to applicable provisions of the 1940 Act, and other applicable laws.

If a Fund invests in such investment companies or investment funds, that Fund’s shareholders will bear not only their proportionate share of the expenses of that Fund (including operating expenses and the fees

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of the Adviser), but also will indirectly bear similar expenses of the underlying investment companies or investment funds.

Loan Participations and Assignments

Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Such Funds’ investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties.

In the case of Participations, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Fund determines that the Lender interpositioned between the Fund and the borrower is creditworthy.

When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

The Funds anticipate that such loan interests may be sold only to a limited number of institutional investors. The lack of a broad secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a broad secondary market for Assignments and Participations also may make it more difficult for a Fund to value these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Lower-Grade Securities

Certain Funds may invest in lower-grade income securities. Securities that are in the lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a Fund that invests in lower-grade securities.

Credit risk relates to the issuer’s ability to make timely payment of interest and principal when due. Lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of lower-grade securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by a Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, such Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery on such amounts.

Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the income securities market and as a result of real or perceived changes in credit risk. The value of such a Fund’s investments can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed

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income securities generally can be expected to decline. Income securities with longer maturities, which may have higher yields, may increase or decrease in value more than income securities with shorter maturities. However, the secondary market prices of lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the lower-grade securities in such a Fund and thus in the net asset value of that Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the lower-grade securities in which a Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, a Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

The Adviser is responsible for determining the net asset values of the Funds’ securities, subject to the supervision of the Company’s Board of Directors. During periods of reduced market liquidity or in the absence of readily available market quotations for lower-grade securities, the ability to value the securities becomes more difficult and the judgment of the Adviser may play a greater role in the valuation of such securities due to the reduced availability of reliable objective data.

A Fund may invest in securities not producing immediate cash income, including securities in default, zero-coupon securities or pay-in-kind securities, when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero-coupon or pay-in-kind securities. See “Taxation” below. The Fund’s portfolio management team will weigh these concerns against the expected total returns from such instruments.

A Fund’s investments may include securities with the lowest-grade assigned by the recognized rating organizations and unrated securities of comparable quality. Securities assigned such ratings include those of companies that are in default or are in bankruptcy or reorganization. Such a Fund may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends. A Fund may have limited recourse in the event of default on such securities. Securities of such companies are regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing and are usually available at deep discounts from the face values of the instruments. A security purchased at a deep discount may currently pay a very high effective yield. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in capital appreciation. If the company defaults on its obligations or remains in default, or if the plan of reorganization does not provide sufficient payments for debtholders, the deep

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discount securities may stop generating income and lose value or become worthless. The portfolio management team will balance the benefits of deep discount securities with their risks. While a broad portfolio of investments may reduce the overall impact of a deep discount security that is in default or loses its value, the risk cannot be eliminated.

Many lower-grade securities are not listed for trading on any national securities exchange, and many issuers of lower-grade securities choose not to have a rating assigned to their obligations by any recognized rating organization. As a result, a Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests primarily in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by a Fund and may also limit the ability of a Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent a Fund owns or may acquire illiquid or restricted lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

The Funds will rely on judgment, analysis and experience of their portfolio management teams in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers. In its analysis, a portfolio management team may consider the credit ratings of recognized rating organizations in evaluating securities although the portfolio management team does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. Additionally, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require a Fund to dispose of a security. The portfolio management team continuously monitors the issuers of securities held in a Fund. Additionally, since most foreign securities are not rated, a Fund will invest in such securities based on the portfolio management team’s analysis without any guidance from published ratings. Because of the number of investment considerations involved in investing in lower-grade securities and foreign securities, achievement of such Fund’s investment objectives may be more dependent upon the portfolio management team’s credit analysis than is the case with investing in higher-grade securities.

New or proposed laws may have an impact on the market for lower-grade securities. The Adviser is unable at this time to predict what effect, if any, legislation may have on the market for lower-grade securities.

Mortgage-Related Debt Securities

Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor’s monthly payment to his lending institution on his residential mortgage is “passed-through” to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities, which are a derivative multi-class mortgage-backed security. Stripped mortgage-backed securities may

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be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. Stripped mortgage-backed securities issued by agencies or instrumentalities of the U.S. government are generally more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed securities will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class securities held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a holder of IO class securities may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks

For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. See “Foreign Investing” above for a discussion of the risks of foreign investments. These institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks.

Real Estate Investment Trusts and Foreign Real Estate Companies

Certain Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in commercial real estate properties. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REITs value) and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and failing to maintain exemption from the 1940 Act. In addition, a Fund indirectly will bear its proportionate share of any expenses paid by REITs in which it invests.

Certain Funds may invest in foreign real estate companies. Investing in foreign real estate companies makes a Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are

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organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITS and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when a Fund invests in foreign real estate companies.

Repurchase Agreements

The Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. A Fund may enter into repurchase agreements with broker-dealers, banks or other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by the Company’s Board of Directors. A Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would exceed the Fund’s limitation on illiquid securities described herein. A Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Funds than would be available to the Funds investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. A Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Reverse Repurchase Agreements

To the extent allowed by the Fund’s investment restrictions, certain Funds may enter into reverse repurchase agreements with broker-dealers, banks and other financial institutions that meet the credit guidelines set by the Company’s Board of Directors. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by a Fund. A Fund’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will segregate cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect a Fund’s net

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asset value. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s repurchase obligation, and the Fund’s use of proceeds of the agreement may effectively be restricted pending such decision.

Short Sales

Unless limited by a Fund’s fundamental investment restrictions described herein, each Fund may from time to time sell securities short. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of such security will decline. Unless limited by a Fund’s fundamental investment restrictions described herein, each Fund may sell securities it owns or has the right to acquire at no added cost (i.e., “against the box”) or it does not own. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund’s obligation to replace the borrowed security will be secured by collateral of cash or liquid securities. Depending on arrangements made with the broker-dealer, bank or other financial institution from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such entity.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

U.S. Government Obligations

Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the “World Bank”), the Asian-American Development Bank and the Inter-American Development Bank.

When-Issued and Delayed Delivery Transactions

The Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment, and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made.

Zero Coupon Bonds

Zero coupon bonds is a term used to describe notes and bonds that have been stripped of their unmatured interest coupons or the coupons themselves, and also receipts or certificates representing interest

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in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on zero coupon bonds issued by the U.S. Treasury remains guaranteed by the “full faith and credit” of the United States government.

A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its “face value” — what it will be worth at maturity. The difference between a security’s issue or purchase price and its face value represents the imputed interest that an investor will earn if the security is held until maturity. Special tax considerations are associated with investing in zero-coupon bonds. See “Taxation” below.

Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury Bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (“CATS”), Treasury Receipts (“TRs”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Investment Growth Receipts (“TIGERS”).

Temporary Defensive Strategies

When market conditions dictate a more defensive strategy as described in the Fund’s prospectus, the Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

STRATEGIC TRANSACTIONS

Each Fund may, but is not required to, use various investment strategies as described below (“Strategic Transactions”). Strategic Transactions may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction by a Fund is a function of numerous variables including market conditions. The Funds comply with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use Strategic Transactions to further a Fund’s investment objective, no assurance can be given that the use of Strategic Transactions will achieve this result.

General Risks of Derivatives

Strategic Transactions utilized by the Funds may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which the Funds may use and the risks of those instruments are described in further detail below. The Funds may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

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•

Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests. Each Fund bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Fund.

•

Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

•

Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•

While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit a Fund’s opportunity for gains or result in losses by offsetting or limiting a Fund’s ability to participate in favorable price movements in portfolio investments.

•

Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, a Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•

The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

•

Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•

Certain derivatives transactions, including OTC options, swaps, forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available, a Fund will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Fund would bear greater risk of default by the counterparties to such transactions.

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•

A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•

As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives, including certain OTC options and swap agreements, may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

•

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause a Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund to be more volatile than if such fund had not been leveraged.

•

Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•

Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

Options

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

Writing Options.  Certain Funds may write call and put options. As the writer of a call option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Fund is not required to deliver the underlying security but retains the premium received.

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A Fund may only write call options that are “covered.” A call option on a security is covered if (a) such Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by such Fund in segregated liquid assets) upon conversion or exchange of other securities held by such Fund; or (b) such Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by such Fund in segregated liquid assets.

Selling call options involves the risk that a Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Funds may write put options. As the writer of a put option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Fund is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

A Fund may only write put options that are “covered.” A put option on a security is covered if (a) such Fund segregates liquid assets equal to the exercise price; or (b) such Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by such Fund in segregated liquid assets.

Selling put options involves the risk that a Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Fund’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Fund’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

A Fund may close out an options position which it has written through a closing purchase transaction. A Fund would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by the Fund. A Fund would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by the Fund. A closing purchase transaction may or may not result in a profit to a Fund. A Fund could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation a Fund can realize on an investment, or may cause a Fund to hold a security that it might otherwise sell.

Purchasing Options.  Certain Funds may purchase call and put options. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below market price, which could result in a gain to such Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could

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exercise the option and sell the underlying security at an above market price, which could result in a gain to the Fund, minus the premium paid. A Fund may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Fund. A Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Fund may be unable to enter into closing sale transactions with respect to OTC options.

Index Options.  Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of a index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Fund on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Fund may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options.  Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Fund may close out its position in foreign currency options through

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closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.

Additional Risks of Options Transactions.  The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by a Fund could cause such Fund to sell portfolio securities, thus increasing the Fund’s portfolio turnover.

•

A Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•	A Fund’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

•

The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•

Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

•

A Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by such Fund in connection with options transactions.

Futures Contracts

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the

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reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to maintain segregated liquid assets in order to cover futures transactions. A Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by such Fund and the aggregate value of the initial and variation margin payments made by the Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Fund and poorer overall performance for such Fund than if it had not entered into forward contracts.

Options on Futures Contracts.  Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out such Fund’s futures position.

Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

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The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

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Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin. A Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with the Fund, becomes insolvent or declares bankruptcy.

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Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

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Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

A Fund will not enter into futures contracts or options transactions (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts and options exceed 5% of the fair market value of a Fund’s assets; however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Swap Contracts and Related Derivative Instruments

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Fund’s investment objectives and policies, a Fund is not limited to any particular form or variety of swap contract. A Fund may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. A Fund may also enter into related derivative instruments including caps, floors and collars.

A Fund may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Fund to the swap counterparty will be covered by segregating liquid assets. If a Fund enters into a swap agreement on other than a net basis, such Fund will segregate liquid assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

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Interest Rate Swaps, Caps, Floors and Collars.  Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis.

A Fund may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If a Fund sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of such Fund’s net obligations with respect to the caps, floors or collars.

Index Swaps.  An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Currency Swaps.  A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps.  A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, a Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. A Fund will generally segregate liquid assets to cover any potential obligation under a credit default swap sold by such Fund. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions.  An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps.  The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors

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generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

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Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

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In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

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The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Products

Certain Funds also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. A Fund may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that such Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

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Recent dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, have resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions and, in some cases, to fail. Additionally, many lenders and institutional investors have reduced, and in some cases, ceased to provide funding to borrowers, including other financial institutions, reflecting an ongoing concern about the stability of the financial markets generally and the strength of counterparties. The depth of the current financial crisis is continuing to expand and its ultimate scope, reach and effect cannot be predicted. Legislation has been passed in an attempt to address the instability in the financial markets. This legislation or similar proposals, as well as other actions such as monetary or fiscal actions of U.S. government instrumentalities or comparable authorities in other countries, may fail to stabilize the financial markets, thereby prolonging the negative effects on the securities markets in general and in turn, a Fund. This legislation and other proposals or actions may also have other consequences, including material effects on interest rates and foreign exchange rates, which could materially affect a Fund’s investments in ways that a Fund cannot predict.

Contracts for Difference

Certain Funds may purchase and sell contracts for difference (“CFDs”). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take long positions on an underlying stock, stock basket or index and thus potentially capture gains on movements in the share prices of the stock, stock basket or index without the need to own the underlying stock, stock basket or index.

By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, a Fund would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase such Fund’s financial risk. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Fund may enter into a combined transaction instead of a single derivatives transaction when,

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in the opinion of the Adviser, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, a Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to such Fund’s potential economic exposure under the transaction. A Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to a Fund for investment purposes. If a large portion of a Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or such Fund’s ability to meet redemption requests or other current obligations.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which a Fund may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

A Fund’s use of Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company for federal income tax purposes.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment policies that are either fundamental investment limitations or non-fundamental investment limitations. Fundamental investment limitations may not be changed without shareholder approval by the vote of a majority of its outstanding voting securities, which is defined by the 1940 Act as the lesser of: (1) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy, or (2) more than 50% of the Fund’s outstanding voting securities. Non-fundamental investment limitations may be changed by the Board of Directors of the Company without shareholder approval.

Each Fund is designated as either a diversified fund or a non-diversified fund as those terms are defined under the 1940 Act. Like fundamental investment restrictions, a fund which is designated as a diversified fund may not change its status to a non-diversified fund without approval by the vote of a majority of its outstanding voting securities. The following Funds are diversified funds: American Value Fund, Emerging Markets Fund, Equity Growth Fund, Global Equity Allocation Fund, Growth and Income Fund II and Japanese Equity Fund. The following Funds are non-diversified funds: Emerging Markets Debt Fund and Global Franchise Fund. As described in the Prospectuses for the non-diversified funds, such funds may invest a greater portion of their assets in a more limited number of issuers than diversified funds, and therefore, non-diversified funds are subject to greater risk because the changes in the financial condition of a single issuer may cause greater fluctuation in the value of such funds’ shares.

The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities, except for limitations on borrowings and illiquid securities, the percentage limitations apply at the time of purchase and on an ongoing basis.

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For the purpose of describing fundamental investment limitations, the Funds have been divided into two separate groups, which limitations apply only to the Funds that form a part of that group. The groups are comprised as follows:

Category I Funds:	American Value Fund, Emerging Markets Fund, Global Equity Allocation Fund, Growth and Income Fund II and Japanese Equity Fund.

Category II Funds:	Emerging Markets Debt Fund, Equity Growth Fund and Global Franchise Fund.

Category I Funds

The following are fundamental investment limitations with respect to the Category I Funds. No Category I Fund will:

(1) invest in commodities, except that each of the American Value Fund, Emerging Markets Fund and Growth and Income Fund II may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time.

(2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

(3) underwrite the securities of other issuers.

(4) invest for the purpose of exercising control over management of any company.

(5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation.

(6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

(7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases.

(8) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund may enter into short sales in accordance with its investment objective and policies.

(9) purchase or retain securities of an issuer if those officers and directors of the Company or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities.

(10) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund’s total assets valued at the lower of market or cost and a Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Growth and Income Fund II may enter into reverse repurchase agreements in accordance with its investment objective and policies.

(11) invest more than an aggregate of 15% of the total assets of the Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Fund’s total assets would be invested in these time deposits; provided, however, that no Fund shall invest (i) more than 10% of its total assets in securities subject to legal or contractual restrictions on resale, and (ii) in fixed time deposits with a duration of over seven calendar days.

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(12) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act.

(13) issue senior securities.

(14) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (12) above) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

(15) purchase more than 10% of any class of the outstanding securities of any issuer.

(16) purchase securities of an issuer (except obligations of the U.S. government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of such issuer.

Category I Funds have adopted the following operating policies, which may be amended by each of their Board of Directors. No Category I Fund will:

(1) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

(2) invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

Category II Funds

The following are fundamental investment limitations with respect to the Category II Funds. No Category II Fund will:

(1) invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities.

(2) purchase or sell real estate, although each Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate.

(3) make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental investment limitation (9) below, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder.

(4) except for the Emerging Markets Debt Fund and the Global Franchise Fund with respect to 75% of each Fund’s assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer.

(5) except for the Emerging Markets Debt Fund and the Global Franchise Fund with respect to 75% of each Fund’s assets, purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

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(6) issue any class of senior security or sell any senior security of which it is the issuer, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes, provided that such borrowings do not exceed 331/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings) and except that the Emerging Markets Debt Fund may borrow from banks in an amount not in excess of 331/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies. The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of a Fund’s total assets at the time the Fund makes such temporary borrowing. Notwithstanding the foregoing limitations on issuing or selling senior securities and borrowing, a Fund may engage in investment strategies that obligate it either to purchase securities or segregate assets, or enter into reverse repurchase agreements, provided that it will segregate assets to cover its obligations pursuant to such transactions in accordance with applicable rules, orders, or interpretations of the SEC or its staff. This investment limitation shall not preclude a Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

(7) underwrite the securities of other issuers (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities).

(8) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position.

Category II Funds have adopted the following operating policies, which may be amended by each of their Board of Directors. No Category II Fund will:

(1) sell short unless the Fund (i) owns the securities sold short, (ii) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (iii) segregates cash or liquid securities an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, at least equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order, or interpretation, except that the Emerging Markets Debt Fund may from time to time sell securities short without limitation but consistent with applicable legal requirements; provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(2) borrow money other than from banks or other Funds of the Company, provided that a Fund may borrow from banks or other Funds of the Company so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or, except for the Emerging Markets Debt Fund, purchase additional securities when borrowings exceed 5% of total assets.

(3) invest more than an aggregate of 15% of the net assets of the Fund in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Company’s Board of Directors.

(4) in the case of the Emerging Markets Debt Fund and Equity Growth Fund, make loans as described in fundamental investment limitations 3(ii) and 3(iii), above, in an amount exceeding 331/3% of its total assets.

(5) acquire any securities of companies within one industry, if as a result of such acquisition, 25% or more of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position.

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(6) Invest in other investment companies in reliance on Section (12)(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

The latter part of certain of the Funds’ fundamental investment restrictions (i.e., the references to “as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Funds from the provisions of the 1940 Act, as amended from time to time”) provide the Funds with flexibility to change its limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Funds’ Boards to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.

When market conditions dictate a more defensive investment strategy as described in a Fund’s prospectus, such Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

DIRECTORS AND OFFICERS

The business and affairs of the Funds are managed under the direction of each Fund’s Board of Directors and each Fund’s officers appointed by the Board of Directors. The tables below list the directors and executive officers of each Fund and their principal occupations during the last five years, other directorships held by directors and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Directors serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the directors.

Independent Directors

Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Director	Fund	Served	During Past 5 Years	By Director	Held by Director

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Director	†	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88

Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance advisory board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Director	†	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

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				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Director	Fund	Served	During Past 5 Years	By Director	Held by Director

Rod Dammeyer (68) CAC, LLC 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Director	†	President of CAC, LLC, a private company offering capital investment and management advisory services.	88

Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Linda Hutton Heagy†† (61) 4939 South Greenwood Chicago, IL 60615	Director	†	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, DC 20009	Director	†	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Director	†	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Director	†	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

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Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Director	Fund	Served	During Past 5 Years	By Director	Held by Director

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Director	†	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Director	†	Chief Communications Officer of the National Academy of Sciences/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute and Trustee of California Institute of Technology and the Colorado College.

Interested Director*

Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Director	Fund	Served	During Past 5 Years	By Director	Held by Director

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Director	†	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

† See Table D below.

††

As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*

Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

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Officers

Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	†††

President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	†††

Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	†††	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	†††

Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (47) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	†††

Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

††† See Table E below.

Compensation

Each trustee/director/managing general partner (hereinafter referred to in this section as “director”) who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser, the Subadviser or the Distributor (each a “Non-Affiliated Director”) is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Directors that allows such directors to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Director. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Directors in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund. Deferring compensation has the same economic effect as if the Non-Affiliated Director reinvested his or her compensation into the funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-

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Affiliated Directors that provides Non-Affiliated Directors with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Director who is receiving compensation from the Fund prior to such Non-Affiliated Director’s retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from the Fund. Non-Affiliated Directors retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund.

Additional information regarding compensation and benefits for directors is set forth below for the periods described in the notes accompanying the table.

Compensation Table

		Fund Complex
			Aggregate
		Aggregate	Estimated
		Pension or	Maximum
		Retirement	Annual	Total
	Aggregate	Benefits	Benefits from	Compensation
	Compensation	Accrued as	the Fund	before Deferral
	from the	Part of	Complex Upon	from
Name	Company(1)	Expenses(2)	Retirement(3)	Fund Complex(4)

Independent Directors
David C. Arch	$12,580	$39,659	$105,000	$228,531
Jerry D. Choate	12,580	105,506	105,000	228,531
Rod Dammeyer	12,580	77,926	105,000	228,531
Linda Hutton Heagy	12,580	28,514	105,000	228,531
R. Craig Kennedy	12,580	19,693	105,000	228,531
Howard J Kerr	12,580	107,362	154,500	228,531
Jack E. Nelson	12,580	124,295	105,000	228,531
Hugo F. Sonnenschein	12,580	78,523	105,000	226,331
Suzanne H. Woolsey	12,580	67,634	105,000	228,531
Interested Director
Wayne W. Whalen	12,580	78,451	105,000	228,531

(1)

The amounts shown in this column represent the aggregate compensation before deferral from all operating series of the Company with respect to the Company’s fiscal year ended June 30, 2009. The details of aggregate compensation before deferral for the Company and each operating Fund during the fiscal year ended June 30, 2009 are shown in Table A below. The details of compensation deferred for each operating Fund during the fiscal year ended June 30, 2009 are shown in Table B below. The details of cumulative deferred compensation (including interest) for each operating Fund of the Company as of June 30, 2009 are shown in Table C below. The deferred compensation plan is described above the Compensation Table.

(2)

The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the directors for the funds’ respective fiscal years ended in 2008. The retirement plan is described above the Compensation Table.

(3)

For each director, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex as of the date of this Statement of Additional Information for each year of the 10-year period commencing in the year of such director’s anticipated retirement. The retirement plan is described above the Compensation Table. Each director has served as a member of the Board of Directors of the Company since the year set forth in Table D below.

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(4)

The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2008 before deferral by the directors under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

As of the date of this Statement of Additional Information, the following Funds had not yet commenced investment operations and therefore are not reported in Tables A-E below: Van Kampen Emerging Markets Debt Fund, Van Kampen Growth and Income Fund II and Van Kampen Japanese Equity Fund.

TABLE A

FISCAL YEAR 2009 AGGREGATE COMPENSATION FROM

THE COMPANY AND EACH FUND

																				Interested
	Fiscal	Independent Directors																		Director
Fund Name	Year-End	Arch		Choate		Dammeyer		Heagy		Kennedy		Kerr		Nelson		Sonnenschein		Woolsey		Whalen

American Value Fund	6/30	$2,464		$2,464		$2,464		$2,464		$2,464		$2,464		$2,464		$2,464		$2,464		$2,464
Emerging Markets Fund	6/30	1,829		1,829		1,829		1,829		1,829		1,829		1,829		1,829		1,829		1,829
Equity Growth Fund	6/30	1,498		1,498		1,498		1,498		1,498		1,498		1,498		1,498		1,498		1,498
Global Equity Allocation Fund	6/30	1,226		1,226		1,226		1,226		1,226		1,226		1,226		1,226		1,226		1,226
Global Franchise Fund	6/30	4,162		4,162		4,162		4,162		4,162		4,162		4,162		4,162		4,162		4,162
Company Total		$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*	$12,580	*

*	Includes compensation received for Van Kampen Global Value Equity Fund, which was reorganized into Global Franchise Fund on October 2, 2009.

TABLE B

FISCAL YEAR 2009 AGGREGATE COMPENSATION DEFERRED FROM

THE COMPANY AND EACH FUND

														Interested
	Fiscal	Independent Directors												Director
Fund Name	Year-End	Choate		Dammeyer		Heagy		Kennedy		Nelson		Sonnenschein		Whalen

American Value Fund	6/30	$2,464		$2,464		$1,230		$1,231		$2,464		$2,464		$2,464
Emerging Markets Fund	6/30	1,829		1,829		1,015		914		1,829		1,829		1,829
Equity Growth Fund	6/30	1,498		1,498		761		749		1,498		1,498		1,498
Global Equity Allocation Fund	6/30	1,226		1,226		611		613		1,226		1,226		1,226
Global Franchise Fund	6/30	4,162		4,162		2,044		2,082		4,162		4,162		4,162
Company Total		$12,580	*	$12,580	*	$6,369	*	$6,290	*	$12,580	*	$12,580	*	$12,580	*

*	Includes compensation received for Van Kampen Global Value Equity Fund, which was reorganized into Global Franchise Fund on October 2, 2009.

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TABLE C

CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST)

FROM THE COMPANY AND EACH FUND

																			Current
	Current Independent Directors															Former Independent			Interested
	Fiscal															Directors			Director
Fund Name	Year-End	Arch		Choate		Dammeyer		Heagy		Kennedy		Nelson		Sonnenschein		Woolsey	Rees	Sisto	Whalen

American Value Fund	6/30	$0		$15,160		$9,852		$13,788		$7,407		$20,159		$11,262		$0	n/a	$738	$16,631
Emerging Markets Fund	6/30	0		20,921		9,217		20,765		10,652		30,570		11,110		0	n/a	1,440	24,117
Equity Growth Fund	6/30	3,202		46,035		20,206		40,814		25,185		58,636		23,655		15,985	n/a	1,070	48,461
Global Equity Allocation Fund	6/30	0		11,975		6,936		13,038		7,802		21,447		8,207		0	51	2,522	16,173
Global Franchise Fund	6/30	0		20,286		17,296		17,029		8,475		23,508		19,471		0	n/a	316	20,714
Company Total		$3,202	*	$126,842	*	$71,027	*	$117,456	*	$65,750	*	$172,074	*	$82,520	*	$15,985	$51	$6,835	$140,340

*	Includes compensation received for Van Kampen Global Value Equity Fund, which was reorganized into Global Franchise Fund on October 2, 2009.

TABLE D

YEAR OF DIRECTOR ELECTION OR APPOINTMENT TO EACH FUND OF THE COMPANY

										Interested
	Independent Directors									Director
Fund Name	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Whalen

American Value Fund	2003	1999	2003	1997	1997	2003	1997	2003	1999	1997
Emerging Markets Fund	2003	1999	2003	1997	1997	2003	1997	2003	1999	1997
Equity Growth Fund	2003	1999	2003	1997	1997	2003	1997	2003	1999	1997
Global Equity Allocation Fund	2003	1999	2003	1997	1997	2003	1997	2003	1999	1997
Global Franchise Fund	2003	1999	2003	1998	1998	2003	1998	2003	1999	1998

TABLE E

YEAR OF OFFICER ELECTION OR APPOINTMENT TO EACH FUND OF THE COMPANY

	Officers
Fund Name	Chang	Klingert	Schuldt	Sullivan	Wood

American Value Fund	2003	2008	2007	1997	2008
Emerging Markets Fund	2003	2008	2007	1997	2008
Equity Growth Fund	2003	2008	2007	1997	2008
Global Equity Allocation Fund	2003	2008	2007	1997	2008
Global Franchise Fund	2003	2008	2007	1998	2008

Board Committees

The Board of Directors has three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of “Independent Directors”, which is defined for purposes herein as directors who: (1) are not “interested persons” of the Fund as defined by the 1940 Act and (2) are “independent” of each Fund as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.

The Board’s audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy. In addition to being Independent Directors as defined above, each of these directors also meets the additional independence requirements for audit committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The audit committee makes recommendations to the Board of Directors concerning the selection of each Fund’s independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of each Fund’s annual audit and considers any comments which the independent registered public

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accounting firm may have regarding each Fund’s financial statements, accounting records or internal controls. The Board of Directors has adopted a formal written charter for the audit committee which sets forth the audit committee’s responsibilities. The audit committee has reviewed and discussed the financial statements of each Fund with management as well as with the independent registered public accounting firm of each Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the Statement of Auditing Standards No. 61. The audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, the audit committee recommended to the Board of Directors of each Fund that each Fund’s audited financial statements be included in each Fund’s annual report to shareholders for the most recent fiscal year for filing with the SEC.

The Board’s brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. The brokerage and services committee reviews each Fund’s allocation of brokerage transactions and soft-dollar practices and reviews the transfer agency and shareholder servicing arrangements with Investor Services.

The Board’s governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Directors as defined above, each of these directors also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The governance committee identifies individuals qualified to serve as Independent Directors on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to each Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Directors of each Fund select and nominate any other nominee Independent Directors for each Fund. While the Independent Directors of each Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Directors as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below.

During each Fund’s last fiscal year, the Board of Directors held 14 meetings. During each Fund’s last fiscal year, the audit committee of the Board held 4 meetings the brokerage and services committee of the Board held 5 meetings, and the governance committee of the Board held 2 meetings.

Shareholder Communications

Shareholders may send communications to the Board of Directors. Shareholders should send communications intended for the Board by addressing the communication directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either each Fund’s office or directly to such Board member(s) at the address specified for such Director above. Other shareholder communications received by each Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Share Ownership

Excluding deferred compensation balances as described in the Compensation Table, as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional

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Information, each director of the Company beneficially owned equity securities of each Fund and of all of the funds in the Fund Complex overseen by the director in the dollar range amounts specified below.

2008 DIRECTOR BENEFICIAL OWNERSHIP OF SECURITIES

Independent Directors

Directors
Dollar range of equity securities in the Funds	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey

American Value Fund	none	$10,001- $50,000	none	none	$10,001- $50,000	none	none	none	none
Emerging Markets Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Equity Growth Fund	none	none	none	none	$1-$10,000	none	none	none	none
Global Equity Allocation Fund	none	none	none	$1-$10,000	$1-$10,000	none	none	none	$10,001- $50,000
Global Franchise Fund	none	none	none	none	$1-$10,000	none	none	none	none
Aggregate dollar range of equity securities in all registered investment companies overseen by director in the Fund Complex	$10,001- $50,000	$10,001- $50,000	over $100,000	$50,001- $100,000	over $100,000	$1- $10,000	$1- $10,000	$10,001- $50,000	$10,001- $50,000

Interested Director

Director
Dollar range of equity securities in the Funds	Whalen

American Value Fund	none
Emerging Markets Fund	$10,001-$50,000
Equity Growth Fund	none
Global Equity Allocation Fund	none
Global Franchise Fund	$10,001-$50,000
Aggregate dollar range of equity securities in all registered investment companies overseen by director in the Fund Complex	over $100,000

Including deferred compensation balances (which are amounts deferred and thus retained by each Fund as described in the Compensation Table), as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional Information, each director of the Company had in the aggregate, combining beneficially owned equity securities and deferred compensation of each

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Fund and of all of the funds in the Fund Complex overseen by the directors, the dollar range amounts specified below.

2008 DIRECTOR BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

Independent Directors

Directors
Dollar range of equity securities and deferred compensation in the Funds	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey

American Value Fund	none	$10,001- $50,000	none	none	$10,001- $50,000	none	none	none	none

Emerging Markets Fund	none	none	none	none	$10,001- $50,000	none	none	none	none

Equity Growth Fund	$50,001- $100,000	none	none	none	$1-$10,000	none	over $100,000	none	$10,001- $50,000

Global Equity Allocation Fund	none	none	none	$1-$10,000	$1-$10,000	none	none	none	none

Global Franchise Fund	$50,001- $100,000	over $100,000	over $100,000	none	over- $100,000	over $100,000	none	over $100,000	none
Aggregate dollar range of equity securities and deferred compensation in all registered investment companies overseen by director in the Fund Complex	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

Interested Director

Director
Dollar range of equity securities and deferred compensation in the Funds	Whalen

American Value Fund	none
Emerging Markets Fund	$10,001- $50,000
Equity Growth Fund	none
Global Equity Allocation Fund	none
Global Franchise Fund	$10,001- $50,000
Aggregate dollar range of equity securities in all registered investment companies overseen by director in the Fund Complex	over $100,000

As of October 1, 2009, the directors and officers of the Company as a group owned less than 1% of the shares of each of the Funds.

Code of Ethics

Each Fund, the Adviser, the Sub-Advisers, and the Distributor have adopted a Code of Ethics (the “Code of Ethics”) that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by a Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of a Fund or other Van Kampen funds, and that such employees do not take unfair advantage of their relationship with a Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of a Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

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INVESTMENT ADVISORY AGREEMENTS

Each Fund and the Adviser are parties to an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund retains the Adviser to manage the investment of its assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement each Fund’s investment objective(s). The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to each Fund, renders periodic reports to the Board of Directors and permits its officers and employees to serve without compensation as directors of the Company or officers of each Fund if elected to such positions. The Funds, however, bear the costs of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of directors of the Company (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to a Fund for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement also provides that, in the event the expenses of a Fund for any fiscal year exceed the most restrictive expense limitation applicable in any jurisdiction in which such Fund’s shares are qualified for offer and sale (excluding any expenses permitted to be excluded from the computation under applicable law or regulation), the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay such Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the fiscal year.

During the fiscal years ended June 30, 2009, 2008 and 2007, the Adviser received the approximate advisory fees (net of fee waivers) from the Funds as set forth in the table below.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund Name	June 30, 2009	June 30, 2008	June 30, 2007

American Value Fund	$3,841,200	$5,977,600	$4,801,100
Emerging Markets Debt Fund(1)	—	—	—
Emerging Markets Fund	4,420,700	9,934,000	7,512,500
Equity Growth Fund	373,600	1,516,500	1,441,000
Global Equity Allocation Fund	1,442,800	3,510,700	3,204,300
Global Franchise Fund	9,572,400	16,470,400	17,669,700
Growth and Income Fund II(1)	—	—	—
Japanese Equity Fund(1)	—	—	—

(1)	Not operational as of June 30, 2009.

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During the fiscal years ended June 30, 2009, 2008 and 2007, the Adviser waived the approximate advisory fees from the Funds as set forth in the table below.

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund Name	June 30, 2009	June 30, 2008	June 30, 2007

American Value Fund	—	—	—
Emerging Markets Debt Fund(1)	—	—	—
Emerging Markets Fund	—	—	—
Equity Growth Fund	$840,400	—	—
Global Equity Allocation Fund	776,800	$138,300	$208,600
Global Franchise Fund	—	—	—
Growth and Income Fund II(1)	—	—	—
Japanese Equity Fund(1)	—	—	—

(1)	Not operational as of June 30, 2009.

MSIM Limited and MSIM Company are investment sub-advisers to Emerging Markets Fund and Global Franchise Fund. The Sub-Advisers provide investment advice and portfolio management services pursuant to investment sub-advisory agreements and, subject to the supervision of the Adviser and the Company’s Board of Directors, makes the Funds’ investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds’ investments. Each Sub-Adviser is entitled to receive sub-advisory fees paid by the Adviser in an amount to be determined from time to time by the Adviser and each Sub-Adviser, but in no event in excess of the amount that the Adviser actually receives from each Fund pursuant to its Advisory Agreement.

Litigation Involving the Adviser

The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. In October 2006, pursuant to an order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the federal district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In July 2007, the district court granted plaintiff’s motion to remand the case back to Illinois state court. The Illinois state court denied defendants’ motion to dismiss the complaint in May 2008. Defendants sought an interlocutory appeal of that ruling but agreed to continue this motion in light of a similar appeal filed by another mutual fund that was already pending in the Illinois appellate court. The circuit court has stayed discovery pending the outcome of that appeal. A status conference before the circuit court has been scheduled in December 2009. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

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FUND MANAGEMENT

Other Accounts Managed by the Portfolio Managers as of June 30, 2009:

	Registered Investment Companies		Pooled Investment Vehicles other than Registered Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts	in Accounts

American Value
Thomas Copper	6	$1.2 billion	0	$0	0	$0
John Mazanec	6	$1.2 billion	0	$0	0	$0
Thomas B. Bastian	14	$17.6 billion	0	$0	3	$55.3 million
Mary Jayne Maly	14	$17.6 billion	0	$0	3	$55.3 million
James O. Roeder	14	$17.6 billion	0	$0	3	$55.3 million
Mark J. Laskin	14	$17.6 million	0	$0	3	$55.3 million
Sergio Marcheli	14	$17.6 million	0	$0	3	$55.3 million

Emerging Markets Fund
Ruchir Sharma	10	$3.8 billion	5	$2.9 million	22	$3.0 billion	(1)
Paul Psaila	9	$3.7 billion	6	$3.2 million	24	$3.1 billion	(2)
Eric Carlson	9	$3.7 billion	6	$3.2 million	24	$3.1 billion	(2)
James Cheng	12	$4.9 billion	6	$3.4 million	32	$8.3 billion	(3)
William Scott Piper	8	$3.7 billion	6	$3.7 million	29	$4.7 billion	(4)
Ana Cristina Piedrahita	8	$3.7 billion	6	$3.7 million	29	$4.7 billion	(4)

Equity Growth Fund
Kristian Heugh	2	$281.5 million	0	$0	0	$0
Alexander Umansky	2	$281.5 million	0	$0	0	$0

Global Equity Allocation Fund
Ann D. Thivierge	7	$1.9 billion	1	$383.3 million	65	$4.5 billion

Global Franchise Fund
William D. Lock	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
Walter B. Riddell	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
Peter J. Wright	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
Vladimir A. Demine	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
Christian Derold	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
John S. Goodacre	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)
Bruno Paulson	10	$5.7 billion	9	$6.5 billion	63	$11.5 billion	(5)

(1)	Of these other accounts, four accounts with a total of approximately $1.3 billion in assets had performance based fees.

(2)	Of these other accounts, six accounts with a total of approximately $1.4 billion in assets had performance based fees.

(3)	Of these other accounts, seven accounts with a total of approximately $1.8 billion in assets had performance based fees.

(4)	Of these other accounts, nine accounts with a total of approximately $2.7 billion in assets had performance based fees.

(5)	Of these other accounts, one account with a total of approximately $345 million in assets had performance based fees.

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Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over a Fund. Except as described above, the portfolio managers of each Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus;

•

Morgan Stanley’s Long-Term Incentive Compensation Program awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards or other investments based on Morgan Stanley common stock that are subject to vesting and other conditions;

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates;

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market index (or indices) for the funds/accounts managed by the portfolio manager. In the case of the Funds, each Fund’s investment performance is measured against the indices listed in each Fund’s

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Prospectus and against appropriate rankings or ratings prepared by Morningstar Inc. or similar independent services which monitor Fund performance. Other funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such funds/accounts as set forth in such funds’/accounts’ disclosure materials and guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described in “Other Accounts Managed by the Portfolio Managers” above. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management Inc., and the overall performance of the investment teams of which the portfolio manager is a member.

Securities Ownership of Portfolio Managers

American Value Fund

As of June 30, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Thomas R. Copper — $500,001 — $ 1 million

John Mazanec — None

Thomas B. Bastian — $10,001 — $50,000

Mary Jayne Maly — None

James O. Roeder — $500,001 — $ 1 million

Mark J. Laskin — None(1)

Sergio Marcheli — $10,001 — $50,000

Emerging Markets Fund

As of June 30, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Ruchir Sharma — None(1)

James Cheng — None(1)

Paul Psaila — None(1)

Eric Carlson — None(1)

William Scott Piper — None(1)

Ana Cristina Piedrahita — None(1)

Equity Growth Fund

As of June 30, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Kristian Heugh — $100,001 — $500,000

Alexander Umansky — $10,001 — $50,000

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Global Equity Allocation Fund

As of June 30, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Ann D. Thivierge — None

Global Franchise Fund

As of June 30, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

William D. Lock — None(1)

Walter B. Riddell — None(1)

Peter J. Wright — None(1)

Vladimir A. Demine — None

Christian Derold — None(1)

John S. Goodacre — None(1)

Bruno Paulson — None

(1)	Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

OTHER AGREEMENTS

Accounting Services Agreement

Each Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services to each Fund supplementary to those provided by the custodian. Such services are expected to enable each Fund to more closely monitor and maintain its accounts and records. Each Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Legal Services Agreement

The Funds and certain other Van Kampen funds have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of each fund’s minute books and records, preparation and oversight of each fund’s regulatory reports and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds distributed by the Distributor also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one-half of such costs are allocated among funds based on the type of fund and the relative net assets of the fund.

Chief Compliance Officer Employment Agreement

Each Fund has entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, serves as Chief Compliance Officer of each Fund and other Van Kampen funds. The Funds’ Chief Compliance Officer and his staff are responsible for administering the compliance policies and procedures of the Funds and other Van Kampen funds. The Funds reimburse Morgan Stanley for the costs and expenses of such services, including

B-56

compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. The Funds share together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Fund Payments Pursuant to These Agreements

Pursuant to these agreements, Morgan Stanley or its affiliates have received from each Fund the following approximate amounts:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund Name	June 30, 2009	June 30, 2008	June 30, 2007

American Value Fund	$88,800	$96,600	$87,400
Emerging Markets Debt Fund(1)	—	—	—
Emerging Markets Fund	65,600	92,300	81,800
Equity Growth Fund	54,500	73,400	76,500
Global Equity Allocation Fund	57,600	59,100	54,700
Global Franchise Fund	135,900	176,800	183,600
Growth and Income Fund II(1)	—	—	—
Japanese Equity Fund(1)	—	—	—

(1)	Not operational as of June 30, 2009.

DISTRIBUTION AND SERVICE

The Distributor acts as the principal underwriter of the Funds’ shares pursuant to a written agreement (the “Distribution and Service Agreement”). The Distributor has the exclusive right to distribute shares of the Funds through authorized dealers on a continuous basis. The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay for only such shares of a Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. The Distribution and Service Agreement is renewable from year to year if approved (a)(i) by a Fund’s Board of Directors or (ii) by a vote of a majority of such Fund’s outstanding voting securities and (b) by a vote of a majority of directors who are not parties to the Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days’ written notice. The approximate total underwriting commissions on the sale of shares of the Funds for the last three fiscal years are shown in the chart below.

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	June 30, 2009		June 30, 2008		June 30, 2007
	Total	Amounts	Total	Amounts	Total	Amounts
	Underwriting	Retained by	Underwriting	Retained by	Underwriting	Retained by
Fund Name	Commissions	Distributor	Commissions	Distributor	Commissions	Distributor

American Value Fund	$1,035,200	$171,400	$3,692,821	$623,800	$4,834,244	$805,500
Emerging Markets Debt Fund(1)	—	—	—	—	—	—
Emerging Markets Fund	431,800	67,900	1,589,500	242,200	1,180,500	183,600
Equity Growth Fund	307,000	44,300	408,900	63,500	284,100	43,300
Global Equity Allocation Fund	159,800	25,600	387,100	60,600	485,500	75,700
Global Franchise Fund	355,800	50,900	905,900	138,600	1,737,900	258,800
Growth and Income Fund II(1)	—	—	—	—	—	—
Japanese Equity Fund(1)	—	—	—	—	—	—

(1)	Not operational as of June 30, 2009.

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With respect to sales of Class A Shares of the Funds, the total sales charges and concessions reallowed to authorized dealers at the time of purchase are as follows:

Class A Shares Sales Charge Tables

With respect to Emerging Markets Debt Fund:

	Total Sales Charge		Reallowed
	As % of	As % of Net	to Dealers
	Offering	Amount	As a % of
Size of Investment	Price	Invested	Offering Price

Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	*	*	*

With respect to all of the remaining Funds:

	Total Sales Charge		Reallowed
	As % of	As % of net	to Dealers
	Offering	Amount	as a % of
Size of Investment	Price	Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	*	*	*

*

No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Funds may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. The eighteen-month period ends on the first business day of the nineteenth month after the purchase date. A commission or transaction fee may be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of the Funds’ assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. With respect to American Value Fund, no commission will be paid on such investments by retirement plans of the type described in the American Value Fund Class A Shares, Class B Shares and Class C Shares Prospectus in the section entitled “Purchase of Shares — Other Purchase Programs — Net asset value purchase options” option (7). Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by the Funds during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses.

With respect to sales of Class B Shares and Class C Shares of a Fund, a commission or transaction fee generally will be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of such Fund’s assets) to authorized dealers who initiate and are responsible for such purchases computed based on a percentage of the dollar value of such shares sold of 4.00% on Class B Shares and 1.00% on Class C Shares.

Proceeds from any contingent deferred sales charge and any distribution fees on Class B Shares and Class C Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of the Fund’s shares, such as the payment to

B-58

authorized dealers for selling such shares. With respect to Class C Shares, the authorized dealers generally receive from the Distributor ongoing distribution fees of up to 0.75% of the average daily net assets of a Fund’s Class C Shares annually commencing in the second year after purchase.

With respect to Class I Shares, there are no sales charges paid by investors. Commissions or transaction fees may be paid by the Distributor to authorized dealers.

With respect to Class R Shares, there are no sales charges paid by investors and no commissions or transaction fees paid to authorized dealers. Distribution fees on Class R Shares of the Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of the Fund’s Class R Shares. With respect to Class R Shares, the authorized dealers generally receive from the Distributor the ongoing distribution fees of up to 0.50% of the average daily net assets of the Fund’s Class R Shares.

Each of the Funds has adopted a distribution plan (the “Distribution Plan”) with respect to each of its Class A Shares, Class B Shares, Class C Shares and, with respect to American Value Fund, Class R Shares, pursuant to Rule 12b-1 under the 1940 Act. Each of the Funds has also adopted a service plan (the “Service Plan”) with respect to each of its Class A Shares, Class B Shares, Class C Shares and, with respect to American Value Fund, Class R Shares. There is no distribution plan or service plan in effect for Class I Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the “Plans”. The Plans provide that a Fund may spend a portion of the Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through the Distribution and Service Agreement with the Distributor of each such class of a Fund’s shares, sub-agreements between the Distributor and members of FINRA who are acting as securities dealers and FINRA members or eligible non-members who are acting as brokers or agents and similar agreements between a Fund and financial intermediaries who are acting as brokers (collectively, “Selling Agreements”) that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of a Fund are referred to herein as “financial intermediaries.”

Certain financial intermediaries may be prohibited under law from providing certain underwriting or distribution services. If a financial intermediary was prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a financial intermediary would result in any material adverse consequences to the Funds.

The Distributor must submit quarterly reports to the Company’s Board of Directors setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Board of Directors. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Board of Directors, and also by a vote of the disinterested directors, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Board of Directors and also by the disinterested directors. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested directors or by a vote of a majority of the outstanding voting shares of such class.

The Plans obligate the Funds to accrue and pay to the Distributor the compensation fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan.

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For Class A Shares and, with respect to American Value Fund, Class R Shares, in any given year in which the Plans are in effect, the Plans generally provide for each Fund to pay the Distributor the lesser of (i) the amount of the Distributor’s actual expenses incurred during such year less, with respect to Class A Shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the Prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent the Distributor’s actual net expenses in a given year are less than the plan fees for such year, a Fund only pays the actual net expenses. Alternatively, to the extent the Distributor’s actual net expenses in a given year exceed the plan fees for such year, a Fund only pays the plan fees for such year. For Class A Shares and, with respect to American Value Fund, Class R Shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.

The Plans for Class B Shares and Class C Shares are similar to the Plans for Class A Shares and, with respect to American Value Fund, Class R Shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by each Fund so long as the Plans remain in effect. Thus, for each of the Class B Shares and Class C Shares, in any given year in which the Plans are in effect, the Plans generally provide for a Fund to pay the Distributor the lesser of (i) the applicable amount of the Distributor’s actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by the Fund for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.

Because of fluctuations in net asset value, the plan fees with respect to a particular Class B Share or Class C Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

Because each Fund is a series of the Company, amounts paid to the Distributor as reimbursement for expenses of one series of the Company may indirectly benefit the other series of the Company. The Distributor will endeavor to allocate such expenses among such Funds which are series in an equitable manner. The Distributor will not use the proceeds from the contingent deferred sales charge applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares.

As of June 30, 2009, the unreimbursed distribution-related expenses with respect to Class B Shares and Class C shares, and the percentage of each Fund’s net assets attributable to Class B Shares and Class C Shares are represented below.

	B Shares		C Shares
		Approximate		Approximate
	Approximate	Percentage of	Approximate	Percentage of
	Unreimbursed	Fund’s Net	Unreimbursed	Fund’s Net
Fund Name	Distribution	Assets	Distribution	Assets

American Value Fund	$0	0.00%	$0	0.00%
Emerging Markets Debt Fund(1)	—	—	—	—
Emerging Markets Fund	3,997,100	10.87%	3,018,700	7.25%
Equity Growth Fund	0	0.00%	30,100	0.00%*
Global Equity Allocation Fund	0	0.00%	424,700	1.87%
Global Franchise Fund	0	0.00%	0	0.00%
Growth and Income Fund II(1)	—	—	—	—
Japanese Equity Fund(1)	—	—	—	—

(1)	Not operational as of June 30, 2009.

*	Amount is less than 1.00%.

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If the Plans are terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

For the fiscal year ended June 30, 2009, the Distributor received aggregate fees under the Plans as follows:

			Amounts Paid to
			Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid to
			Transaction	the Distributor
			Fees Paid to	and/or Financial
		Percentage of	the Distributor	Intermediaries
	Fiscal Year Ended	Average Daily	and/or Financial	for Servicing and
Fund Name	June 30, 2009	Net Assets	Intermediaries	Administering Plans

American Value Fund — Class A	$1,120,221	0.25%	—	$1,120,221
American Value Fund — Class B	116,675	0.32%	$24,591	92,084
American Value Fund — Class C	362,088	0.95%	267,037	95,052
American Value Fund — Class R	16,143	0.50%	8,072	8,072
Emerging Markets Debt Fund — Class A(1)	—	—	—	—
Emerging Markets Debt Fund — Class B(1)	—	—	—	—
Emerging Markets Debt Fund — Class C(1)	—	—	—	—
Emerging Markets Fund — Class A	531,241	0.25%	—	531,241
Emerging Markets Fund — Class B	416,525	1.00%	312,394	104,131
Emerging Markets Fund — Class C	447,645	1.00%	335,734	111,911
Equity Growth Fund — Class A	428,073	0.25%	—	428,073
Equity Growth Fund — Class B	75,619	0.18%	—	75,619
Equity Growth Fund — Class C	272,221	1.00%	204,166	68,055
Global Equity Allocation Fund — Class A	414,402	0.25%	—	414,402
Global Equity Allocation Fund — Class B	48,970	0.15%	—	48,970
Global Equity Allocation Fund — Class C	244,789	1.00%	183,592	61,197
Global Franchise Fund — Class A	1,938,214	0.25%	—	1,938,214
Global Franchise Fund — Class B	656,256	0.25%	—	656,256
Global Franchise Fund — Class C	1,751,626	0.97%	1,302,234	449,392
Growth and Income Fund II — Class A(1)	—	—	—	—
Growth and Income Fund II — Class B(1)	—	—	—	—
Growth and Income Fund II — Class C(1)	—	—	—	—
Japanese Equity Fund — Class A(1)	—	—	—	—
Japanese Equity Fund — Class B(1)	—	—	—	—
Japanese Equity Fund — Class C(1)	—	—	—	—

(1)                   Not operational as of June 30, 2009.

In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer’s sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services

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or activities which are primarily intended to result in sales of shares of a Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley Smith Barney LLC (“Morgan Stanley Smith Barney”) and certain unaffiliated brokers, dealers or other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and/or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley Smith Barney and to other Intermediaries for, among others things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary’s financial advisors and consultants, providing assistance in the ongoing training and educating of the Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney, these payments currently include the following amounts, which are payable in accordance with the applicable compensation structure with respect to (i) the Morgan Stanley channel of Morgan Stanley Smith Barney or (ii) the Smith Barney channel of Morgan Stanley Smith Barney:

(1)

On Class A Shares, Class B Shares and Class C Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record (and Class R Shares for which the Adviser and/or the Distributor are not engaged in revenue sharing with a 401(k) platform provider):

	•	an amount up to 0.11% of the value (at the time of sale) of gross sales of such shares; and

•

an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares, which is paid only to the extent assets held in certain Van Kampen Funds exceed $600 million.

(2)

On Class I Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.05% of the total average monthly net asset value of such shares.

(3)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held directly in traditional brokerage accounts in the Smith Barney channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.12% of the total average monthly net asset value of such shares.

(4)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held in taxable accounts through any fee-based advisory program offered by the Morgan Stanley channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

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(5)

On shares held in an account through certain 401(k) platforms in the Morgan Stanley channel of Morgan Stanley Smith Barney’s Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)	On shares held in Intermediary accounts, other than those held through Intermediary 401(k) platforms:

	•	an amount up to 0.25% of the value (at the time of sale) of gross sales of such shares; and/or

	•	an ongoing annual fee in an amount up to 0.15% of the total average monthly net asset value of such shares.

(2)	On shares held in accounts through certain Intermediary 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley Smith Barney or other Intermediaries may provide Morgan Stanley Smith Barney or other Intermediaries, and/or their financial advisors or other salespersons, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley Smith Barney or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney or any other Intermediary as to its compensation.

TRANSFER AGENT

The Fund has entered into a transfer agency and service agreement with Investor Services, pursuant to which Investor Services serves as the Fund’s transfer agent, shareholder service agent and dividend disbursing agent. As consideration for the services it provides, Investor Services receives transfer agency fees in amounts that are determined through negotiations with the Fund and are approved by the Fund’s Board of Trustees. The transfer agency fees are based on competitive benchmarks. The Fund and Investor Services may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Fund. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Investor Services.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of each Fund’s portfolio business, the policies and practices in this regard are subject to review by the Fund’s Board of Directors.

The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Funds and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm’s reliability, integrity and financial condition and the firm’s execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. In selecting among firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage

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firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. In certain instances, the Adviser may instruct certain broker-dealers to pay for research services provided by executing brokers or third party research providers, which are selected independently by the Adviser. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Funds and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser’s receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). When a particular item (such as proxy services) has both research and non-research related uses, the Adviser will make a reasonable allocation of the cost of the item between the research and non-research uses and may pay for the portion of the cost allocated to research uses with commissions. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its advisory accounts and/or accounts managed by its affiliates that are registered investment advisers; not all of such services may be used by the Adviser in connection with the Funds. To the extent that the Adviser receives these services from broker-dealers, it will not have to pay for these services itself.

The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms (and futures commission merchants) affiliated with the Funds, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Funds’ shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to such Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of the Funds and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

Certain broker-dealers (and futures commission merchants), through which the Funds may effect securities (or futures) transactions, are affiliated persons (as defined in the 1940 Act) of the Funds or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Board of Directors has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Funds must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities or instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Board of Directors and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Directors will consider from time to time whether the advisory fee for each Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

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Unless otherwise described below, the Funds paid no commissions to affiliated brokers during the last three fiscal years. The Funds paid the following commissions to brokers during the fiscal years shown:

		Emerging			Global
	American	Markets	Emerging	Equity	Equity	Global
Fiscal Year Ended	Value	Debt	Markets	Growth	Allocation	Franchise
June 30, 2009	Fund	Fund(3)	Fund	Fund	Fund	Fund

Total brokerage commissions	$1,759,229	—	$1,465,624	$283,898	$151,198	$881,150
Commissions with Morgan Stanley Smith Barney	119,277	—	0	38,451	0	1,678
Commissions with Morgan Stanley DW Inc.	0	—	26,668	0	0	0
Percentage of commissions with affiliate to total commissions	6.78%	—	1.82%	13.54%	0.00%	0.19%
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	0.71%	—	0.00%	0.28%	0.00%	0.02%
Percentage of total value of brokerage transactions with Morgan Stanley DW Inc.	0.00%	—	0.59%	0.00%	0.00%	0.00%
Commission for research services	2,274,261	—	753,376	1,260,267	11,205,809	3,840,057
Value of research transactions	1,065,725,478	—	504,899,368	591,705,771	23,645,148,950	127,851,982,604

	Growth and	Japanese
Fiscal Year Ended	Income	Equity
June 30, 2009	Fund II(3)	Fund(3)

Total brokerage commissions	—	—
Commissions with Morgan Stanley Smith Barney	—	—
Percentage of commissions with affiliate to total commissions	—	—
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	—	—
Commission for research services	—	—
Value of research transactions	—	—

(3)	Not operational as of June 30, 2009.

		Emerging			Global
	American	Markets	Emerging	Equity	Equity	Global
Fiscal Year Ended	Value	Debt	Markets	Growth	Allocation	Franchise
June 30, 2008	Fund	Fund(1)	Fund	Fund	Fund	Fund

Total brokerage commissions	$1,116,657	—	$3,483,540	$254,866	$172,675	$1,438,864
Commissions with Morgan Stanley Smith Barney	61,337	—	0	19,229	0	4,590
Commissions with Morgan Stanley DW Inc.	0	—	1,061	0	0	0
Percentage of commissions with affiliate to total commissions	5.49%	—	0.03%	7.54%	0%	0.32%
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	0.28%	—	0.00%	0.74%	0%	0.09%
Percentage of total value of brokerage transactions with Morgan Stanley DW Inc.	0.00%	—	0.01%	0.00%	0.00%	0.00%
Commission for research services	1,031,243	—	1,809,163	2,705,033	28,844,747	1,393,403
Value of research transactions	926,114,713	—	857,396,735	1,282,748,255	34,532,121,714	2,418,229,380

	Growth and	Japanese
Fiscal Year Ended	Income	Equity
June 30, 2008	Fund II(1)	Fund(1)

Total brokerage commissions	—	—
Commissions with Morgan Stanley Smith Barney	—	—
Percentage of commissions with affiliate to total commissions	—	—
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	—	—
Commission for research services	—	—
Value of research transactions	—	—

(1)	Not operational as of June 30, 2008.

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	American	Emerging	Emerging	Equity	Global Equity	Global
Fiscal Year Ended	Value	Markets	Markets	Growth	Allocation	Franchise
June 30, 2007	Fund	Debt Fund(2)	Fund	Fund	Fund	Fund

Total brokerage commissions	$1,040,351	—	$2,197,361	$221,837	$92,733	$911,758
Commissions with Morgan Stanley Smith Barney	22,844	—	0	34,718	0	0
Commissions with Morgan Stanley DW Inc.	0	—	5,715	0	0	0
Percentage of commissions with affiliate to total commissions	2.20%	—	0.26%	15.65%	0.00%	0.00%
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	0.12%	—	0.00%	10.93%	0.00%	0.00%
Percentage of total value of brokerage transactions with Morgan Stanley DW Inc.	0.00%	—	0.05%	0.00%	0.00%	0.00%
Commissions for research services	772,073	—	2,143,348	167,796	90,112	869,875
Value of research transactions	476,949,751	—	999,670,528	107,038,417	149,429,785	713,340,959

	Growth and	Japanese
Fiscal Year Ended	Income	Equity
June 30, 2007	Fund II(2)	Fund(2)

Total brokerage commissions	—	—
Commissions with Morgan Stanley Smith Barney	—	—
Percentage of commissions with affiliate to total commissions	—	—
Percentage of total value of brokerage transactions with Morgan Stanley Smith Barney	—	—
Commission for research services	—	—
Value of research transactions	—	—

(2)	Not operational as of June 30, 2007.

SHAREHOLDER SERVICES

The Funds offer a number of shareholder services designed to facilitate investment in their respective shares at little or no extra cost to the investor. Below is a description of such services. The following information supplements the section in each Fund’s Prospectus captioned “Shareholder Services.”

Investment Account

Each shareholder of each Fund has an investment account under which the investor’s shares of the Fund are held by Investor Services, the Funds’ transfer agent. Investor Services performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Except as described in the Prospectuses and this Statement of Additional Information, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Van Kampen funds will receive statements quarterly from Investor Services showing any reinvestments of dividends and capital gain dividends and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gain dividends and systematic purchases or redemptions. Additional shares may be purchased at any time through authorized dealers or by mailing a check and detailed instructions directly to Investor Services.

Share Certificates

Generally, the Funds will not issue share certificates. However, upon written or telephone request to a Fund, a share certificate will be issued representing shares (with the exception of fractional shares) of that Fund. A shareholder will be required to surrender such certificates upon an exchange or redemption of the shares represented by the certificate. In addition, if such certificates are lost the shareholder must write to Van Kampen Funds Inc., c/o Investor Services, PO Box 219286, Kansas City, Missouri 64121-9286, requesting an “Affidavit of Loss” and obtain a Surety Bond in a form acceptable to Investor Services. On the date the letter is received, Investor Services will calculate the fee for replacing the lost certificate equal to no more than 1.50% of the net asset value of the issued shares, and bill the party to whom the replacement certificate was mailed.

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Retirement Plans

Eligible investors may establish individual retirement accounts (“IRAs”); SEP; SIMPLE IRAs; or other pension or profit sharing plans. Documents and forms containing detailed information regarding these plans are available from the Distributor.

Automated Clearing House (“ACH”) Deposits

Shareholders can use ACH to have redemption proceeds up to $50,000 deposited electronically into their bank accounts. Redemption proceeds transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. To utilize this option, the shareholder’s bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application form. The shareholder must also include a voided check or deposit slip from the bank account into which redemption proceeds are to be deposited together with the completed application. Once Investor Services has received the application and the voided check or deposit slip, such shareholder’s designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing Investor Services or by calling (800) 847-2424.

Dividend Diversification

A shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424, to have all dividends and capital gain dividends paid on a class of shares of a Fund invested into shares of the same class of any of the Participating Funds (as defined in each Prospectus) so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g., IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from the Fund.

Systematic Withdrawal Plan

A shareholder may establish a monthly, quarterly, semiannual or annual withdrawal plan if the shareholder owns shares in a single account valued at $5,000 or more at the next determined net asset value per share at the time the plan is established. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each payment represents the proceeds of a redemption of shares on which any capital gain or loss will be recognized. The plan holder may arrange for periodic checks in any amount not less than $25. Such a systematic withdrawal plan may also be maintained by an investor purchasing shares for a retirement plan and may be established on a form made available by the Fund. See “Shareholder Services — Retirement Plans.”

Class B Shareholders and Class C Shareholders (as well as Class A Shareholders subject to a contingent deferred sales charge) who establish a systematic withdrawal plan may redeem up to 12% annually of the shareholder’s initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder’s investment at the time the plan is established.

Under the plan, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain dividends on shares held in accounts with systematic withdrawal plans are reinvested in additional shares at the next determined net asset value per share. If periodic withdrawals continuously exceed reinvested dividends and capital gain dividends, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Redemptions made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the

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shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event. Each Fund reserves the right to amend or terminate the systematic withdrawal program upon 30 days’ notice to its shareholders.

Reinstatement Privilege

A Class A Shareholder or Class B Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class A Shares of any Participating Fund. A Class C Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class C Shares of any Participating Fund with credit given for any contingent deferred sales charge paid on the amount of shares reinstated from such redemption, provided that such shareholder has not previously exercised this reinstatement privilege with respect to Class C Shares of such Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the contingent deferred sales charge (if any) to subsequent redemptions. Reinstatements are made at the net asset value per share (without a sales charge) next determined after the order is received, which must be made within 180 days after the date of the redemption, provided that shares of the Participating Fund into which shareholders desire to reinstate their net proceeds of a redemption of shares of a Fund are available for sale. Reinstatement at net asset value per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on their borrowings on such plans, provided that shares of a Participating Fund are available for sale. There is no reinstatement privilege for Class I Shares or Class R Shares of the Funds. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event regardless of whether the shareholder reinstates all or any portion of the net proceeds of the redemption. Any such loss may be disallowed, to the extent of the reinstatement, under the so-called “wash sale” rules if the reinstatement occurs within 30 days after such redemption. In that event, the shareholder’s tax basis in the shares acquired pursuant to the reinstatement will be increased by the amount of the disallowed loss, and the shareholder’s holding period for such shares will include the holding period for the redeemed shares.

REDEMPTION OF SHARES

Redemptions are not made on days during which the New York Stock Exchange (the “Exchange”) is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for such Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

In addition, if the Company’s Board of Directors determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of a Fund, such Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder’s disposition of such in-kind securities.

CONTINGENT DEFERRED SALES CHARGE—CLASS A

As described in each Funds’ Prospectus under “Purchase of Shares — Class A Shares,” there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge (“CDSC-Class A”) may be imposed on certain redemptions made within eighteen months of purchase. For purposes of the CDSC-Class A, when shares of a Participating Fund are exchanged for shares of another Participating Fund, the purchase date for the shares acquired by exchange

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will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC-Class A rather than a front-end load sales charge. In determining whether a CDSC-Class A is payable, it is assumed that shares being redeemed first are any shares in the shareholder’s account not subject to a CDSC-Class A, followed by shares held the longest in the shareholder’s account. The CDSC-Class A is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC-Class A is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC-Class A is assessed on shares derived from reinvestment of dividends or capital gain dividends.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES

As described in each Funds’ Prospectus under “Redemption of Shares,” redemptions of Class B Shares and Class C Shares will be subject to a contingent deferred sales charge (“CDSC-Class B and C”). The CDSC-Class A (defined above) and CDSC-Class B and C are waived on redemptions in the circumstances described below:

Redemption Upon Death or Disability

A Fund will waive the CDSC-Class A and the CDSC-Class B and C on redemptions following the death or disability of a Class A Shareholder, a Class B Shareholder or a Class C Shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person “is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.” While the Funds do not specifically adopt the balance of the Code’s definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC-Class A or the CDSC-Class B and C.

In cases of death or disability, the CDSC-Class A and the CDSC-Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC-Class A and the CDSC-Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

Redemption in Connection with Certain Distributions from Retirement Plans

A Fund will waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The CDSC-Class A and the CDSC-Class B and C will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more Participating Funds; in such event, as described below, the Fund will “tack” the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC-Class A or CDSC-Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC-Class A and the CDSC-Class B and C also will be waived on any redemption which results from the return of an excess contribution or other contribution pursuant to Code Section 408(d)(4) or (5), the return of excess contributions or excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2)or the financial hardship of the employee pursuant to U.S. Treasury regulation Section 1.401(k)-1(d)(2). In addition, the CDSC-Class A and the CDSC-Class B and C will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

The Funds do not intend to waive the CDSC-Class A or the CDSC-Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

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Redemption Pursuant to a Fund’s Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan with respect to the shareholder’s investment in a Fund. Under the systematic withdrawal plan, a dollar amount of a participating shareholder’s investment in a Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds sent to the designated payee of record. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the systematic withdrawal plan.

The amount of the shareholder’s investment in a Fund at the time the plan is established with respect to the Fund is hereinafter referred to as the “initial account balance.” If the initial account balance is $1 million or more and the shareholder purchased Class A Shares without a sales charge, those Class A Shares will, in most instances, be subject to a CDSC-Class A if redeemed within eighteen months of their date of purchase. However, if the shareholder participates in a systematic withdrawal program as described herein, any applicable CDSC-Class A will be waived on those Class A Shares. The amount to be systematically redeemed from a Fund without the imposition of a CDSC-Class A and CDSC-Class B and C may not exceed a maximum of 12% annually of the shareholder’s initial account balance. Each Fund reserves the right to change the terms and conditions of the systematic withdrawal plan and the ability to offer the systematic withdrawal plan.

No Initial Commission or Transaction Fee

A Fund will waive the CDSC-Class A in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class A Shares. The Fund will waive the CDSC-Class B and C in certain 401(k) plans in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class B Shares and Class C Shares. See “Purchase of Shares — Waiver of Contingent Deferred Sales Charge” in the Prospectus.

Involuntary Redemptions of Shares

Each Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the value of the account up to the required minimum balance. Each Fund will waive the CDSC-Class A and the CDSC-Class B and C upon such involuntary redemption.

Redemption by Adviser

A Fund expects to waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in such Fund.

TAXATION

Federal Income Taxation of the Funds

The following discussion and the taxation discussion in the Prospectus are summaries of certain federal income tax considerations affecting the Funds and their shareholders. The discussions reflect applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. These discussions assume that each Funds’ shareholders hold their shares as capital assets for federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all federal income tax considerations affecting the Funds and their shareholders, and the discussions set forth herein and in the Prospectuses do not constitute tax advice. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Counsel to the Funds has not rendered any legal opinion regarding any tax consequences relating to the Funds or their shareholders. No assurance can be given that the IRS would not assert, or that a court would

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not sustain, a position different from any of the tax aspects set forth below. Shareholders must consult their own tax advisers regarding the federal income tax consequences of an investment in each Fund as well as state, local and foreign tax considerations and any proposed tax law changes.

Each of the Funds is treated as a separate corporation for federal income tax purposes. The Funds intend to qualify as regulated investment companies under Subchapter M of the Code. To qualify as a regulated investment company, each Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

If a Fund so qualifies and distributes each year to its shareholders at least an amount equal to the sum of (i) 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss), and (ii) 90% of its net tax-exempt interest income, and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. Each Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. A Fund will not be subject to federal income tax on any net capital gain distributed to shareholders and designated as capital gain dividends.

To avoid a nondeductible 4% excise tax, each Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, a Fund will be treated as having been distributed.

If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, that Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

The Funds’ investment practices may be subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gain or “qualified dividend income” into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and/or (vii) produce income that will not qualify as good income for purposes of the annual gross income requirement that each Fund must meet to be treated as a regulated investment company. Each Fund intends to monitor its transactions and may make certain tax elections or take other actions to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

Passive Foreign Investment Companies

The Funds may invest in non-U.S. corporations that could be classified as “passive foreign investment companies” as defined for federal income tax purposes. For federal income tax purposes, such an investment may, among other things, cause the Funds to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

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Distributions to Shareholders

Distributions of a Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of a Fund’s net capital gains designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder.

Current law provides for reduced federal income tax rates on (1) long-term capital gains received by individuals and certain other non-corporate taxpayers and (2) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations. The reduced rates for long-term capital gains and “qualified dividend income” cease to apply for taxable years beginning after December 31, 2010. Fund shareholders, as well as the Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” to apply. With respect to Funds that intend to invest a portion of their assets in common stocks and other equity securities, a portion of the ordinary income dividends paid by such Funds should be eligible for the reduced rate applicable to “qualified dividend income.” No assurance can be given as to what percentage of the ordinary income dividends paid by a Fund will consist of “qualified dividend income.” To the extent that distributions from the Funds are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains. For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see “Capital Gains Rates” below.

Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The tax basis of such shares will equal their fair market value on the distribution date.

Certain types of income that a Fund may receive from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause such fund to designate some or all of its distributions as “excess inclusion income.” In the hands of such Fund’s shareholders, such excess inclusion income (i) may constitute taxable income, as “unrelated business taxable income,” for those shareholders that would otherwise be tax-exempt (such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities), (ii) may not be offset against net operating losses for tax purposes, (iii) may not be eligible for reduced U.S. withholding tax rates for Non-U.S. Shareholders (as defined below) even under an otherwise applicable income tax treaty and (iv) may cause such Fund to be subject to tax if certain “disqualified organizations,” as defined by the Code (including, but not limited to, certain governments, governmental agencies and charitable remainder trusts), are shareholders of such Fund. Tax-exempt shareholders and Non-U.S. Shareholders should consult their tax advisers about the implications of these rules on their particular tax situations.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. Some portion of the distributions from a Fund may be eligible for the corporate dividends received deduction if such Fund receives qualifying dividends during the year and if certain requirements of the Code are satisfied.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Fund and received by the shareholders on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and generally treated as paid by such Fund (except for purposes of the nondeductible 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

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Income from investments in foreign securities received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations and such Fund meets certain holding period requirements, the Fund will be eligible to file, and may file, an election with the Internal Revenue Service (“IRS”) pursuant to which shareholders of such Fund will be required (i) to include their respective pro rata portions of such taxes in their United States income tax returns as gross income and (ii) to treat such respective pro rata portions as taxes paid by them. Each shareholder will be entitled, subject to certain limitations, either to deduct his pro rata portion of such foreign taxes in computing his taxable income or to credit them against his United States federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder of a Fund that may be eligible to file the election described in this paragraph will be notified annually whether the foreign taxes paid by such Fund will “pass through” for that year and, if so, such notification will designate (i) the shareholder’s portion of the aggregate foreign taxes paid and (ii) the portion of dividends that represent income derived from sources within foreign countries. The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed the shareholder’s United States federal income tax attributable to the shareholder’s foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including “passive income,” which includes dividends and interest. Because the application of the foregoing rules depends on the particular circumstances of each shareholder, shareholders are urged to consult their tax advisers.

Certain foreign currency gains or losses attributable to currency exchange rate fluctuations are treated as ordinary income or loss. Such income or loss will increase or decrease (or possibly eliminate) a Fund’s income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, such Fund’s income available for distribution is decreased or eliminated, all or a portion of the dividends declared by a Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gains. Generally, a shareholder’s tax basis in Fund shares will be reduced to the extent that an amount distributed to such shareholder is treated as a return of capital.

Sale of Shares

The sale of shares in connection with a redemption or repurchase of shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize a capital gain or capital loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. For a summary of the maximum tax rates applicable to capital gains, see “Capital Gains Rates” below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Capital Gains Rates

The maximum tax rate applicable to short-term capital gains recognized by all taxpayers is 35%. Under current law, the maximum tax rate applicable to long-term capital gains recognized by individuals and certain other non-corporate taxpayers is 15% (20% for long-term capital gains recognized in taxable years beginning after December 31, 2010). The maximum tax rate applicable to long-term capital gains recognized by corporate taxpayers is 35%.

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Withholding on Payments to Non-U.S. Shareholders

For purposes of this and the following paragraphs, a “Non-U.S. Shareholder” shall include any shareholder who is not:

•	an individual who is a citizen or resident of the United States;

•	a corporation or partnership created or organized under the laws of the United States or any state or political subdivision thereof;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•

a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A Non-U.S. Shareholder generally will be subject to withholding of federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from a Fund (other than capital gain dividends, interest-related dividends and short-term capital gain dividends) that are not “effectively connected” with a U.S. trade or business carried on by such shareholder, provided that the shareholder furnishes to the Fund a properly completed IRS Form W-8BEN certifying the shareholder’s non-United States status.

Under current law, the Funds may pay “interest-related dividends” and “short-term capital gain dividends” to Non-U.S. Shareholders without having to withhold on such dividends at the 30% rate. The amount of “interest-related dividends” that a Fund may pay each year is limited to the amount of qualified interest income received by such Fund during that year, less the amount of such Fund’s expenses properly allocable to such interest income. “Qualified interest income” includes, among other items, interest paid on debt obligations of a U.S. issuer and interest paid on deposits with U.S. banks, subject to certain exceptions. The amount of “short-term capital gain dividends” that a Fund may pay each year generally is limited to the excess of such Fund’s net short-term capital gains over its net long-term capital losses, without any reduction for such Fund’s expenses allocable to such gains (with exceptions for certain gains). The exemption from 30% withholding tax for “short-term capital gain dividends” does not apply with respect to Non-U.S. Shareholders that are present in the United States for more than 182 days during the taxable year. If a Fund’s income for a taxable year includes “qualified interest income” or net short-term capital gains, such Fund may designate dividends as “interest-related dividends” or “short-term capital gain dividends” by written notice mailed to Non-U.S. Shareholders not later than 60 days after the close of such Fund’s taxable year. These provisions will cease to apply to dividends paid by such Fund with respect to its taxable years beginning after December 31, 2009.

Non-effectively connected capital gain dividends and gains recognized from the sale of shares generally will not be subject to federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and redemption proceeds paid to them upon the sale of their shares. See “Backup Withholding” and “Information Reporting” below.

If income from a Fund or gains recognized from the sale of shares are effectively connected with a Non-U.S. Shareholder’s U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to federal income tax on a net basis at the tax rates applicable to U.S. citizens and residents or domestic corporations. To establish that income from a Fund or gains recognized from the sale of shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide such Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder’s U.S. trade or business. Non-U.S.

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Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from the Fund that is effectively connected with a U.S. trade or business.

The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide a Fund with a properly completed IRS Form W-8BEN certifying their entitlement to the benefits. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification. For example, an individual Non-U.S. Shareholder who holds shares in a Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of shares of a Fund.

Backup Withholding

A Fund may be required to withhold federal income tax at a rate of 28% (through 2010, when a higher rate will be applicable) (“backup withholding”) from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) if (i) the shareholder fails to properly furnish such Fund with its correct taxpayer identification number or to certify its non-U.S. status (in the case of a Non-U.S. Shareholder), (ii) the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.

Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under “Withholding on Payments to Non-U.S. Shareholders” are not subject to backup withholding. To avoid backup withholding on capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds from the sale of shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN certifying their non-United States status.

Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s federal income tax liability, if any, provided that the required information is furnished to the IRS.

Information Reporting

Each Fund must report annually to the IRS and to each shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) the amount of dividends, capital gain dividends and redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, the Fund must report to the IRS and such shareholder the amount of dividends, capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld, if any, with respect to such amounts. This information may also be made available to the tax authorities in a Non-U.S. Shareholder’s country of residence.

FUND PERFORMANCE

The Company may from time to time quote various performance figures to illustrate the Funds’ past performance.

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Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Company but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Company to compute or express performance follows.

Total Return

From time to time the Funds may advertise total return for prior periods. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over one-year, five-year and ten-year periods (or over the life of the Fund, if shorter) that would equate an initial hypothetical investment to its ending redeemable value. The calculation assumes: the maximum sales load is deducted from the initial payment; all dividends and distributions are reinvested when paid at the price stated in the Prospectuses; the deduction of all applicable Company expenses on an annual basis; and the amount was completely redeemed at the end of each one-, five- and ten-year period (or over the life of the Fund) including deduction of the applicable maximum deferred sales load at the time, in the amount and under the terms disclosed in the Prospectuses. The Adviser may waive or reimburse fees and/or expenses from time to time; the Fund’s returns calculated without waivers or reimbursements would be lower than returns reflecting any waivers or reimbursements.

Total return figures are calculated according to the following formula:

P(1 + T)n = ERV

where:

P	=	a hypothetical initial payment
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Calculated using the formula above (except as noted), the average annualized total return, for each of the Funds that commenced operations prior to June 30, 2009 for the one, five and ten year periods ended June 30, 2009 and for the period from the inception of each Fund through June 30, 2009 are as follows below.

The results shown above are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of such Fund’s investment objective and policies as well as the risks incurred in such Fund’s investment practices.

		Average Annual Total Return,				Cumulative
		Period Ended June 30, 2009				Non-Standardized
					Inception	Total Return
	Inception				Through	Since	Since
	Date	One-Year	Five-Year	Ten-Year	June 30, 2009	Inception(3)	Inception(4)

American Value Fund
Class A Shares	10/18/93	–30.41%	–0.87%	0.41%	6.63%	173.78%	190.43%
Class B Shares(1)(5)	08/01/95	–29.82%	–0.26%	0.49%	6.24%	132.14%	132.14%
Class C Shares(1)(6)	10/18/93	–27.40%	–0.43%	0.31%	6.26%	159.40%	159.40%
Class I Shares	02/07/06	–25.99%	N/A	N/A	–5.97%	–18.83%	–18.83%
Class R Shares	03/20/07	–26.36%	N/A	N/A	–16.17%	–33.10%	–33.10%

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		Average Annual Total Return,				Cumulative
		Period Ended June 30, 2009				Non-Standardized
					Inception	Total Return
	Inception				Through	Since	Since
	Date	One-Year	Five-Year	Ten-Year	June 30, 2009	Inception(3)	Inception(4)

Emerging Markets Debt Fund(2)
Class A Shares	N/A	—	—	—	—	—	—
Class B Shares	N/A	—	—	—	—	—	—
Class C Shares	N/A	—	—	—	—	—	—
Emerging Markets Fund
Class A Shares	07/06/94	–37.04%	11.48%	7.24%	4.29%	87.59%	99.00%
Class B Shares(1)(5)	08/01/95	–36.06%	11.79%	7.25%	5.32%	105.61%	105.61%
Class C Shares(1)(6)	07/06/94	–34.25%	11.93%	7.09%	3.95%	78.56%	78.56%
Class I Shares	04/06/06	–33.08%	N/A	N/A	–2.49%	–7.83%	–7.83%
Equity Growth Fund
Class A Shares	05/28/98	–26.32%	–0.66%	–2.44%	–0.18%	–2.01%	3.96%
Class B Shares(5)	05/28/98	–25.64%	–0.16%	–2.41%	–0.18%	–2.03%	–2.03%
Class C Shares	05/28/98	–23.10%	–0.23%	–2.54%	–0.35%	–3.77%	–3.77%
Class I Shares	08/12/05	–21.52%	N/A	N/A	–1.30%	–4.96%	–4.96%
Global Equity Allocation Fund
Class A Shares	01/04/93	–31.36%	0.39%	–0.17%	5.46%	140.08%	154.72%
Class B Shares(1)(5)	08/01/95	–30.70%	1.32%	0.15%	4.27%	78.91%	78.91%
Class C Shares(1)(6)	01/04/93	–28.45%	0.81%	–0.32%	5.05%	125.42%	125.42%
Class I Shares(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Franchise Fund
Class A Shares	09/25/98	–18.50%	2.35%	8.26%	9.59%	168.02%	184.37%
Class B Shares(5)	09/25/98	–17.02%	2.87%	8.24%	9.57%	167.32%	167.32%
Class C Shares	09/25/98	–14.89%	2.81%	8.08%	9.44%	163.96%	163.96%
Class I Shares	10/13/06	–13.36%	N/A	N/A	–4.96%	–12.88%	–12.88%
Growth and Income Fund II(2)
Class A Shares	N/A	—	—	—	—	—	—
Class B Shares	N/A	—	—	—	—	—	—
Class C Shares	N/A	—	—	—	—	—	—
Japanese Equity Fund(2)
Class A Shares	N/A	—	—	—	—	—	—
Class B Shares	N/A	—	—	—	—	—	—
Class C Shares	N/A	—	—	—	—	—	—

N/A	Not Applicable.

(1)

The Class B Shares listed above were created on May 1, 1995. The original Class B Shares were renamed Class C Shares, as listed above, on May 1, 1995. The Class B Shares commenced operations on August 1, 1995.

(2)	Had not commenced operations as of June 30, 2009.

(3)	Includes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.

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(4)	Excludes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.

(5)

Each Fund’s average annual total return and cumulative non-standardized total return for Class B Shares reflects the conversion of such shares into Class A Shares. Class B Shares purchased before June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically converted to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class B Shares purchased on or after June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased.

(6)

Each Fund’s cumulative non-standardized total return for Class C Shares reflects the conversion of such shares into Class A Shares. Class C Shares purchased before January 1, 1997, including Class C Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased after January 1, 1997 do not convert to Class A Shares.

Comparisons

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Company’s Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Company to calculate its performance. In addition, there can be no assurance that the Company will continue this performance as compared to such other averages.

General Performance Information

Each Fund’s performance will fluctuate. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Fund’s performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Fund advertising may include data on historical returns of the capital markets in the United States compiled or published by research firms, including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may

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not correspond directly to those of the Funds. The Funds may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Funds may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

The Funds may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers and the portfolio managers’ goals, strategies and investment techniques.

The Funds’ advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Funds may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Funds’ shareholder reports (including the investment composition of a Fund), as well as views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.

The Funds may quote various measures of volatility and benchmark correlation in advertising. The Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

From time to time each Fund’s marketing materials may include an update from the portfolio manager or the Adviser and a discussion of general economic conditions and outlooks. The Funds’ marketing materials may also show each Fund’s asset class diversification, top sector holdings and largest holdings.

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Materials may also mention how the Distributor believes a Fund compares relative to other Van Kampen funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten-year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of whether shareholders purchased their funds’ shares in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The performance of the funds purchased by investors in the Dalbar study and the conclusions based thereon are not necessarily indicative of future performance of such funds or conclusions that may result from similar studies in the future. The Funds may also be marketed on the internet.

Each Fund’s Annual Report and Semiannual Report contain additional performance information. A copy of the Annual Report or Semiannual Report may be obtained without charge from our web site at www.vankampen.com or by calling or writing the Fund at the telephone number or address printed on the cover of this Statement of Additional Information.

OTHER INFORMATION

Disclosure of Portfolio Holdings

The Company’s Board of Directors and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings information (the “Policy”). Pursuant to the Policy, information concerning a Fund’s portfolio holdings may be disclosed only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by the Fund and the Adviser to the Fund’s shareholders. The Funds and the Adviser may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Funds. Each Fund’s Policy is implemented and overseen by the Portfolio Holdings Review Committee (the “PHRC”), which is described in more detail below.

Public Portfolio Holdings Information Disclosure Policy. Portfolio holdings information will be deemed public when it has been posted to a Fund’s public web site. On its public web site, each Fund currently makes available:

•	Calendar Quarters: Complete portfolio holdings at least 30 calendar days after the end of each calendar quarter.

•	Monthly: Top 10 (or top 15) largest portfolio holdings at least 15 business days after the end of each month.

Each Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semiannual and Annual Reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Policy. Pursuant to the Policy, disclosing non-public portfolio holdings information to third parties may occur only when a Fund has a legitimate business purpose for doing so and the recipients of such information are subject to a duty of confidentiality and unless otherwise specified below, are required to enter into a non-disclosure agreement, both of which prohibit such recipients from disclosing or trading on the basis of the non-public portfolio holdings information. Any disclosure of non-public portfolio holdings information made to third parties must be approved by both the Fund’s Board of Directors (or a designated committee thereof) and the PHRC. The Policy provides for disclosure of non-public portfolio holdings information to certain pre-authorized categories of entities, executing broker-dealers and shareholders, in each case under specific restrictions and limitations described below, and the Policy provides a process for approving any other entities.

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Pre-Authorized Categories. Pursuant to the Policy, a Fund may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories. These third parties include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, and service providers, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Adviser or the Funds and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to the Funds or the Adviser (including legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement. The PHRC is responsible for monitoring and reporting on such entities to the Fund’s Board of Directors. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material non-public portfolio holdings information.

Broker-Dealer Interest Lists. Pursuant to the Policy, the Adviser may provide “interest lists” to broker-dealers who execute securities transactions for the Funds. Interest lists may specify only the CUSIP numbers and/or ticker symbols of the securities held in all registered management investment companies advised by the Adviser or affiliates of the Adviser on an aggregate basis. Interest lists will not disclose portfolio holdings on a fund by fund basis and will not contain information about the number or value of shares owned by a specified fund. The interest lists may identify the investment strategy to which the list relates, but will not identify particular funds or portfolio managers/management teams. Broker-dealers need not execute a non-disclosure agreement to receive interest lists.

Shareholders In-Kind Distributions. A Fund’s shareholders may, in some circumstances, elect to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. In such circumstances, pursuant to the Policy, such Fund shareholders may receive a complete listing of the portfolio holdings of the Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

Attribution Analyses. Pursuant to the Policy, the Funds may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

Transition Managers. Pursuant to the Policy, a Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information.

Other Entities. Pursuant to the Policy, the Funds or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers, shareholders receiving in-kind distributions, persons receiving attribution analyses, or transition managers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the disclosure arrangement must have been approved by the PHRC and the Fund’s Board of Directors (or a designated committee thereof). The PHRC will report to the Board of Directors of the

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Fund on a quarterly basis regarding any other approved recipients of non-public portfolio holdings information.

PHRC and Board of Trustees Oversight. The PHRC, which consists of executive officers of the Funds and the Adviser, is responsible for overseeing and implementing the Policy and determining how portfolio holdings information will be disclosed on an ongoing basis. The PHRC will periodically review and has the authority to amend the Policy as necessary. The PHRC will meet at least quarterly to (among other matters):

•	address any outstanding issues relating to the Policy;

•	monitor the use of information and compliance with non-disclosure agreements by current recipients of portfolio holdings information;

•	review non-disclosure agreements that have been executed with prospective third parties and determine whether the third parties will receive portfolio holdings information;

•	generally review the procedures to ensure that disclosure of portfolio holdings information is in the best interests of Fund shareholders; and

•

monitor potential conflicts of interest between Fund shareholders, on the one hand and those of the Adviser, the Distributor or affiliated persons of the Funds, the Adviser or the Distributor, on the other hand, regarding disclosure of portfolio holdings information.

The PHRC will regularly report to the Board of Directors on each Fund’s disclosure of portfolio holdings information and the proceedings of PHRC meetings.

Ongoing Arrangements of Portfolio Holdings Information. The Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about each Fund’s portfolio holdings. Each Fund currently may disclose portfolio holdings information based on ongoing arrangements to the following pre-authorized parties:

Name	Information Disclosed	Frequency (1)	Lag Time

Service Providers
State Street Bank and Trust Company (*)	Full portfolio holdings	Daily basis		(2)
Risk Metrics Group (proxy voting agent) (*)	Full portfolio holdings	Daily basis		(2)
S&P Securities Valuation, Inc. (formerly JJ Kenny) (*)	Full portfolio holdings	As needed		(2)
FT Interactive Data Pricing Service Provider (*)	Full portfolio holdings	As needed		(2)
Van Kampen Investor Services Inc. (*)	Full portfolio holdings	As needed		(2)
David Hall (*)	Full portfolio holdings	On a semiannual and annual fiscal basis		(3)
Windawi (*)	Full portfolio holdings	On a semiannual and annual fiscal basis		(3)

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Name	Information Disclosed	Frequency (1)	Lag Time

Fund Rating Agencies
Lipper (*)	Full portfolio holdings	Monthly and quarterly basis	Approximately 1 day after previous month end and approximately 30 days after quarter end, respectively
Morningstar (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Standard & Poor’s (*)	Full portfolio holdings	Monthly	As of previous month end
Consultants and Analysts
Arnerich Massena & Associates, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Bloomberg (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Cambridge Associates (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
CTC Consulting, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Credit Suisse First Boston (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Evaluation Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates (*)	Full portfolio holdings(5)	Quarterly basis (6)	Approximately 10-12 days after quarter end
Hammond Associates (**)	Full portfolio holdings(5)	Quarterly basis	At least 30 days after quarter end
Hartland & Co. (**)	Full portfolio holdings(5)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Merrill Lynch (*)	Full portfolio holdings	Monthly basis	Approximately 1 day after previous month end
Mobius (**)	Top Ten portfolio holdings (4)	Monthly basis	At least 15 days after month end
Nelsons (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end

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Name	Information Disclosed	Frequency (1)	Lag Time

Prime, Buchholz & Associates, Inc. (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
PSN (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Russell Investment Group/Russell/Mellon Analytical Services, Inc. (**)	Top Ten and Full portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc. (*)	Top Ten portfolio holdings (7)	Quarterly basis (6)	Approximately 10-12 days after quarter end
Thompson Financial (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Yanni Partners (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Provider
FactSet Research Systems, Inc. (*)	Complete portfolio holdings	Daily basis	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore this entity can only receive publicly available information.

(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)	As needed after the end of the semi-annual and/or annual period.

(4)	Full portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(5)	Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(6)	This information will also be provided upon request from time to time.

(7)	Full portfolio holdings will also be provided upon request from time to time.

Each Fund may also provide Fund portfolio holdings information, as part of its normal business activities, to persons who owe a duty of trust or confidence to the Fund or the Adviser, and through such duty, such persons shall not disclose or trade on the basis of the non-public portfolio holdings information. These persons currently are (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis).

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Custody of Assets

Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by each of the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in each Fund’s investment portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, as custodian. The custodian also provides accounting services to each of the Funds.

Shareholder Reports

Semiannual statements are furnished to shareholders, and annually such statements are audited by the Funds’ independent registered public accounting firm.

Proxy Voting Policy and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. The Board has delegated the day-to-day responsibility to the Adviser to vote such proxies pursuant to the Board approved Proxy Voting Policy. Attached hereto as Appendix A is the Proxy Voting Policy which is currently in effect as of the date of this Statement of Additional Information.

The Proxy Voting Policy is subject to change over time and investors seeking the most current copy of the Proxy Voting Policy should go to our web site at www.vankampen.com. Each Fund’s most recent proxy voting record for the twelve-month period ended June 30 which has been filed with the SEC is also available without charge on our web site at www.vankampen.com. Each Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Independent Registered Public Accounting Firm

An independent registered public accounting firm for the Company performs an annual audit of the Funds’ financial statements. The Company’s Board of Directors has engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to be the Company’s independent registered public accounting firm.

Legal Counsel

Counsel to the Funds is Skadden, Arps, Slate, Meagher & Flom LLP.

FINANCIAL STATEMENTS

The audited financial statements of each of the Funds of the Company are incorporated herein by reference to the Annual Reports to shareholders of each Fund dated June 30, 2009. The Annual Reports may be obtained by following the instructions on the cover of this Statement of Additional Information. The Annual Reports are included as part of the Company’s filing on Form N-CSR as filed with the SEC on August 28, 2009. The Annual Reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202)551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

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APPENDIX A — MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds — collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

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II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors

1.

Election of directors:  Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.

We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view

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market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.

At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.

Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.

We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.

We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.

In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.

We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.

We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.

Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents

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shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence:  We generally support U.S. shareholder proposals requiring that a certain percentage (up to 662/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.

Majority voting:  We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.

Proposals to elect all directors annually:  We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.

Cumulative voting:  We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.

Separation of Chairman and CEO positions:  We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.

Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

B. Statutory auditor boards: The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

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D. Changes in capital structure.

1.	We generally support the following:

	•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

	•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

	•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

	•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

	•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

	•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

	•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

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E. Takeover Defenses and Shareholder Rights

1.

Shareholder rights plans:  We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.

Supermajority voting requirements:  We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.

Reincorporation:  We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.

Anti-greenmail provisions:  Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G. Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

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• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.

Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.

Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.

We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.

Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues.  We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

I. Fund of Funds.  Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and

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geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.

Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

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If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.

If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

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Waiver of Voting Rights For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.

Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.

Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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STATEMENT OF ADDITIONAL INFORMATION

VAN KAMPEN

EQUITY TRUST

Van Kampen Equity Trust (the “Trust”) is an open-end management investment company. The Trust currently consists of eleven operating investment portfolios designed to offer a range of investment choices. This Statement of Additional Information pertains to the following investment portfolios and the share classes offered by each such portfolio of the Trust:

Van Kampen Asset Allocation Conservative Fund — A (VACAX) B (VACBX) C (VACCX) I (VACIX)
Van Kampen Asset Allocation Moderate Fund — A (VAMAX) B (VAMBX) C (VAMCX) I (VAMIX)
Van Kampen Asset Allocation Growth Fund — A (VKAAX) B (VKABX) C (VKACX) I ( VKAIX)
Van Kampen Core Equity Fund — A (VCEAX) B (VCEBX) C (VCECX) I (VCEIX) R (VCERX)
Van Kampen Global Growth Fund — A (VGGAX) B (VGGBX) C (VGGCX) I (VGGIX) R (VGGRX)
Van Kampen Leaders Fund — A (VLFAX) B (VLFBX) C (VLFCX) I (VLFIX)
Van Kampen Mid Cap Growth Fund — A (VGRAX) B (VGRBX) C (VGRCX) I (VGRDX) R (VGRRX)
Van Kampen Small Cap Growth Fund — A (VASCX) B (VBSCX) C (VCSCX) I (VISCX)
Van Kampen Small Cap Value Fund — A (VSCAX) B (VSMBX) C (VSMCX) I (VSMIX)
Van Kampen Utility Fund — A (VKUAX) B (VKUBX) C (VKUCX) I (VKUIX)
Van Kampen Value Opportunities Fund — A (VVOAX) B (VVOBX) C (VVOCX) I (VVOIX)

each a “Fund” and, collectively, the “Funds”.

For ease of reference, the words “Van Kampen” which begin the name of each Fund, are not used hereinafter. Each Fund is organized as a diversified series of the Trust, except for Asset Allocation Conservative Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Fund and Leaders Fund, each of which is organized as a non-diversified series of the Trust.

This Statement of Additional Information is not a prospectus. Shares of each Fund are subject to a prospectus dated July 31, 2009 (the “Prospectus”). This Statement of Additional Information should be read in conjunction with the Prospectus of a Fund. This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing shares of a Fund. Investors should obtain and read the Prospectus of a Fund prior to purchasing shares of such Fund. The Prospectus, the Statement of Additional Information and the Annual and Semiannual Reports for each Fund may be obtained without charge from our web site at www.vankampen.com or any of these materials may be obtained without charge by writing or calling Van Kampen Funds Inc. at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 or (800) 847-2424.

TABLE OF CONTENTS

Page

General Information	B-3
Investment Objectives, Investment Strategies and Risks	B-14
Strategic Transactions	B-36
Investment Restrictions	B-47
Trustees and Officers	B-55
Investment Advisory Agreement	B-66
Fund Management	B-68
Other Agreements	B-72
Distribution and Service	B-73
Transfer Agent	B-80
Portfolio Transactions and Brokerage Allocation	B-80
Shareholder Services	B-82
Redemption of Shares	B-85
Contingent Deferred Sales Charge-Class A	B-85
Waiver of Contingent Deferred Sales Charges	B-85
Taxation	B-87
Fund Performance	B-92
Other Information	B-97
Financial Statements	B-103
Appendix A - Description of Securities Ratings	A-1
Appendix B - Proxy Voting Policy and Procedures	B-1

This Statement of Additional Information is dated July 31, 2009.

SAI 7/09

GENERAL INFORMATION

The Trust is an unincorporated statutory trust organized under the laws of the State of Delaware by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated May 10, 1995. The Trust was originally organized in 1987 under the name Van Kampen Merritt Equity Trust as a Massachusetts business trust (the “Massachusetts Trust”). The Massachusetts Trust was reorganized into the Trust under the name Van Kampen American Capital Equity Trust on July 31, 1995. The Trust was created for the purpose of facilitating the Massachusetts Trust reorganization into a Delaware statutory trust. On July 14, 1998, the Trust adopted its current name.

With respect to each of the Funds:

Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund were organized as series of the Trust on June 14, 2006.

Core Equity Fund was organized as a series of the Trust on May 30, 2007.

Global Growth Fund was organized as a series of the Trust on April 15, 2008.

Leaders Fund was organized as a series of the Trust on November 16, 2005.

Mid Cap Growth Fund was originally organized as a series of the Trust under the name Van Kampen American Capital Growth Fund on September 7, 1995. On July 14, 1998, Mid Cap Growth Fund adopted the name Van Kampen Growth Fund. On June 25, 2004, Mid Cap Growth Fund adopted its current name.

Small Cap Growth Fund was organized as a series of the Trust on January 27, 2000.

Small Cap Value Fund was organized as a series of the Trust on July 6, 1999.

Utility Fund was originally organized as a sub-trust of the Massachusetts Trust under the name Van Kampen Merritt Utility Fund. Utility Fund was reorganized as a series of the Trust under the name Van Kampen American Capital Utility Fund on July 31, 1995. On July 14, 1998, Utility Fund adopted its current name.

Value Opportunities Fund was organized as a series of the Trust on January 31, 2001.

Van Kampen Asset Management (the “Adviser”), Van Kampen Funds Inc. (the “Distributor”), and Van Kampen Investor Services Inc. (“Investor Services”) are wholly owned subsidiaries of Van Kampen Investments Inc. (“Van Kampen Investments”), which is an indirect wholly owned subsidiary of Morgan Stanley. The principal office of each of the Trust, each Fund, the Adviser, the Distributor and Van Kampen Investments is located at 522 Fifth Avenue, New York, New York 10036. The principal office of Investor Services is located at 2800 Post Oak Boulevard, Houston, Texas 77056.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.01 per share, which can be divided into series, such as the Funds, and further subdivided into classes of each series. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

Each Fund, except Core Equity Fund, Global Growth Fund and Mid Cap Growth Fund, currently offers four classes of shares, designated as Class A Shares, Class B Shares, Class C Shares and Class I Shares. Core Equity Fund, Global Growth Fund and Mid Cap Growth Fund currently offer five classes of shares, designated as Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of shares of a Fund generally is identical in all respects except that each class of shares is subject to its own sales charge schedule and its own distribution and service expenses. Each class of shares also has exclusive voting rights with respect to its distribution and service fees.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class of a series on matters affecting an individual class of such series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution or service fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in a Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.

The Trust does not contemplate holding regular meetings of shareholders to elect trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. Each Fund will assist such holders in communicating with other shareholders of that Fund to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or rules or regulations promulgated by the Securities and Exchange Commission (“SEC”).

In the event of liquidation, each of the shares of each Fund is entitled to its portion of all of that Fund’s net assets after all debts and expenses of that Fund have been paid. The liquidation proceeds to holders of classes of shares with higher distribution fees and transfer agency costs are likely to be less than the liquidation proceeds to holders of classes of shares with lower distribution fees and transfer agency costs.

The trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series outstanding and entitled to vote (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the trustees without approval from each affected shareholder or trustee, as the case may be.

Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

As of July 1, 2009, no person was known by the Trust to own beneficially or to hold of record 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares, Class I Shares or Class R Shares (as applicable) of any Fund, except as follows:

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Asset Allocation Conservative Fund
Edward Jones & Co.	A	54%
Attn: Mutual Fund Shareholder Accounting	B	29%
201 Progress Pkwy
Maryland Hts, MO 63043-3009
PFPC Brokerage Services	A	11%
FBO Primerica Financial Services	B	12%
760 Moore Road
King of Prussia, PA 19406-1212
First Clearing LLC	B	8%
Special Custody Acct for the	C	14%
Exclusive Benefit of Customer	I	24%
2801 Market Street
Saint Louis, MO 63103-2523

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Asset Allocation Conservative Fund Cont.
Morgan Stanley & Co.	C	7%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
Pershing LLC	C	5%
1 Pershing Plaza	I	7%
Jersey City, NJ 07399-0002
Morgan Stanley Investment Mgmt	I	69%
Financial Control Group
Attn: Lawrence Markey-Controllers
1 Tower Bridge, 100 Front Street
West Conshohocken, PA 19428

Asset Allocation Growth Fund
Edward Jones & Co.	A	59%
Attn: Mutual Fund Shareholder Accounting	B	19%
201 Progress Pkwy	C	7%
Maryland Hts, MO 63043-3009
PFPC Brokerage Services	A	10%
FBO Primerica Financial Services	B	25%
760 Moore Road
King of Prussia, PA 19406-1212
Pershing LLC	C	6%
1 Pershing Plaza
Jersey City, NJ 07399-0002
Morgan Stanley & Co.	C	12%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
Morgan Stanley Investment Mgmt	I	24%
Financial Control Group
Attn: Lawrence Markey-Controllers
1 Tower Bridge, 100 Front Street
West Conshohocken, PA 19428
Raymond James & Assoc. Inc.	I	20%
FBO Donna J. Morrow
1552 NW 127th Ter
Portland, OR 97229-4689
Raymond James & Assoc Inc. CSDN	I	16%
FBO Dale A. Classen IRA
1791 Sunburst Ter NW
Salem, OR 97304-2837
Raymond James & Assoc. Inc.	I	10%
FBO Jeremy D. Orme &
April C. Orme JT/WROS
21108 NW Cannes Drive
Portland, OR 97229-7123
Raymond James & Assoc. Inc.	I	8%
FBO Howard J. Lawrence &
J. Harari TTEE U/A 01/01/2003
FBO H. Lawrence
8502 S. Southfork Lane
Spokane, WA 99223-9563

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Asset Allocation Moderate Fund
Edward Jones & Co.	A	66%
Attn: Mutual Fund Shareholder Accounting	B	31%
201 Progress Pkwy	C	8%
Maryland Hts, MO 63043-3009
Pershing LLC	C	6%
1 Pershing Plaza
Jersey City, NJ 07399-0002
PFPC Brokerage Services	A	5%
FBO Primerica Financial Services	B	15%
760 Moore Road
King of Prussia, PA 19406-1212
First Clearing LLC.	C	6%
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market St.
Saint Louis, MO 63103-2523
Morgan Stanley & Co.	C	10%
Harborside Financial Center
Plaza II, 3rd Floor
Jersey City, NJ 07311
Morgan Stanley Investment Mgmt	I	30%
Financial Control Group
Attn: Lawrence Markey-Controllers
1 Tower Bridge, 100 Front Street
West Conshohocken, PA 19428-2800
Raymond James & Assoc. Inc.	I	33%
FBO Diane S. Marconi
5725 Southwood Drive
Lake Oswego, OR 97035-6739
Citigroup Global Markets Inc.	I	19%
Attn: Cindy Tempesta 7th Floor
333 W. 34th Street
New York, NY 10001-2402
RBC Capital Markets Corp. FBO	I	13%
George E. Smorra & Lillian A. Smorra TTEES
16842 N. Meadow Park Drive
Sun City, AZ 85351-1760

Global Growth Fund
Dennis P. Lynch Jr. &	A	10%
Marshall T. Lynch JT TEN
2 Ridge Road
Rumson, NJ 07760-1959
Mackenzie Electric Inc.	A	6%
7933 Palm Avenue
Highland, CA 92346-4224
Morgan Stanley Investment Mgmt	B	20%
Financial Control Group	C	32%
Attn: Lawrence Markey-Controllers	I	100%
1 Tower Bridge, 100 Front Street	R	100%
West Conshohocken, PA 19428-2800

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Global Growth Fund Cont.
Edward Jones & Co.	A	22%
Attn: Mutual Fund Shareholder Accounting	B	20%
201 Progress Parkway Maryland Heights, MO 63043-3009
Pershing LLC	A	13%
1 Pershing Plaza Jersey City, NJ 07399-0002
RBC Capital Markets Corp. FBO	B	13%
Wanda J. Parker Individual Retirement Account RBC Capital Markets Corp. Cust. 1441 Baffin Bay Plano, TX 75075-2235
American Enterprise Investment Svcs.	B	11%
P.O. Box 9446 Minneapolis, MN 55440-9446
State Street BK & Tr Co. Cust	B	9%
Arlington ISD 403B-7 FBO Susan J McDuff 5111 Overridge Drive Arlington, TX 76017-1242
State Street BK & Tr Co. Cust	C	18%
IRA R/O Dolores M. Hibbard 575 Meguzee Pt. #405 EIK Rapids, MI 49629-9429
State Street BK & Tr Co. Cust	C	13%
IRA R/O Jana L. Cochrell 2300 Stonegate Drive North Bedford, TX 76021-4347

Leaders Fund
Edward Jones & Co.	A	32%
Attn: Mutual Fund Shareholder Accounting	B	10%
201 Progress Parkway
Maryland Heights, MO 63043-3009
PFPC Brokerage Services	A	32%
FBO Primerica Financial Services	B	48%
760 Moore Road
King of Prussia, PA 19406-1212
First Clearing LLC	B	7%
Special Custody Acct for the	C	8%
Exclusive Benefit of Customer	I	15%
2801 Market Street
Saint Louis, MO 63103-2523
Morgan Stanley & Co.	C	10%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311
Morgan Stanley Investment Mgmt	I	46%
Financial Control Group
Attn: Lawrence Markey-Controllers
1 Tower Bridge, 100 Front Street
West Conshohocken, PA 19428-2800

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Leaders Fund Cont.
Pershing LLC	C	6%
1 Pershing Plaza	I	30%
Jersey City, NJ 07399-0002
Smith Barney House Account	C	7%
Attn: Cindy Tempesta, 7th Floor	I	8%
333 W. 34th St.
New York, NY 10001-2402

Mid Cap Growth Fund
Morgan Stanley & Co.	C	10%
Harborside Financial Center
Plaza II, 3rd Floor
Jersey City, NJ 07311
PFPC Brokerage Services	A	11%
FBO Primerica Financial Services	B	26%
760 Moore Road
King of Prussia, PA 19406-1212
Charles Schwab & Co. Inc.	A	7%
One Source Omnibus
Exclusive Benefit of its Customers
101 Montgomery Street
San Francisco, CA 94104-4151
First Clearing LLC	C	8%
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
MLPF&S For the Sole Benefit of its Customers	B	23%
Attn: Fund Administration 97NH9
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
Citigroup Global Markets Inc.	C	5%
Attn: Cindy Tempesta, 7th Floor
333 W. 34th Street
New York, NY 10001-2402
Edward Jones & Co.	A	19%
Attn: Mutual Fund Shareholder Accounting	B	6%
201 Progress Pkwy
Maryland Heights, MO 63043-3009
Pershing LLC	C	12%
1 Pershing Plaza
Jersey City, NJ 07399-0002
State Street Bank & Trust Co.	A	5%
FBO ADP/MSDW Alliance
105 Rosemont Road
Westwood, MA 02090-2318
MLPF&S For the Sole Benefit of its Customers	C	11%
Attn: Fund Administration 97NJ0
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Mid Cap Growth Fund Cont.
MLPF&S For the Sole Benefit of its Customers	I	8%
Attn: Fund Administration 97419 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484
Van Kampen Asset Allocation Growth Fund	I	12%
Fund of Funds Investment
Attn: Karen Romero
195 Broadway, 19th Floor
New York, NY 10007-3100
Van Kampen Asset Allocation Moderate Fund	I	12%
Fund of Funds Investment
Attn: Karen Romero
195 Broadway, 19th Floor
New York, NY 10007-3100
Aces Trust Fund	I	13%
HEF Aggressive Portfolio-1
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	8%
HEF Mid Cap Growth Portfolio
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	8%
HEF Moderate Portfolio-3
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	6%
HEF Equity Portfolio
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	6%
HEF Moderate Portfolio-1
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	6%
HEF Aggressive Portfolio-2
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Morgan Stanley Investment Management Financial Control Group	R	57%
Attn: Lawrence Markey-Controllers 1 Tower Bridge, 100 Front Street West Conshohocken, PA 19428-2800
MG Trust Co. Cust FBO	R	33%
Texas Transeastern Inc. 401k Pro 700 17th Street Suite 300 Denver, CO 80202-3531

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Mid Cap Growth Fund Cont.
MG Trust Co. Cust FBO	R	9%
EA Services Inc. Employees Savings 700 17th Street, Suite 300 Denver, CO 80202-3531

Small Cap Growth Fund
Charles Schwab & Co. Inc.	A	19%
Onesource Omnibus
Exclusive Benefit of its Customers
101 Montgomery Street
San Francisco, CA 94104-4151
Morgan Stanley & Co.	A	6%
Harborside Financial Center	B	6%
Plaza II 3rd Floor	C	10%
Jersey City, NJ 07311	I	10%
American Enterprise Investment, Svcs	A	8%
P.O. Box 9446	B	8%
Minneapolis, MN 55440-9446	C	6%
MLPF&S For the Sole Benefit of its Customers	A	6%
Attn: Fund Administration 97238	C	25%
4800 Deer Lake Dr. E 2nd Floor Jacksonville, FL 32246-6484
PFPC Brokerage Services	B	17%
FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212
Pershing LLC	B	10%
1 Pershing Plaza	C	9%
Jersey City, NJ 07399-0002
First Clearing, LLC	B	8%
Special Custody Acct for the	C	9%
Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523
Equitable Trust Co.	I	10%
4400 Harding Pike Ste. 310 Nashville, TN 37205-2314
Mercer Trust Co. TR FBO.	I	10%
Perrigo Co. PS & Investment PL Attn: DC Plan Admin MS N-2 E 1 Investors Way Norwood, MA 02062
State Street as Trustee	I	9%
Hormel Foods Corp. Plans	I	8%
200 Clarendon Street Boston, MA 02116-5021
Board of Trustees of Teamsters	I	7%
National 401(k) Savings Plan 200 Clarendon Street Boston, MA 02116-5021

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Small Cap Growth Fund Cont.
Fidelity Investments Institutional Operations Co. Inc.	I	5%
FBO Certain Employee Benefit Plans 100 Magellan Way Kwic Covington, KY 41015-1999

Small Cap Value Fund
Edward Jones & Co.	A	9%
Attn: Mutual Fund Shareholder Accounting	B	7%
201 Progress Pkwy	I	7%
Maryland Hts, MO 63043-3009
Charles Schwab & Co. Inc.	A	11%
Onesource Omnibus Exclusive Benefit of its Customers 101 Montgomery Street San Francisco, CA 94104-4151
Pershing LLC	A	6%
1 Pershing Plaza	B	9%
Jersey City, NJ 07399-0002	C	16%
MLPF&S For the Sole Benefit of its Customers	A	5%
Attn: Fund Administration 97FW6	C	24%
4800 Deer Lake Dr E 2nd FL Jacksonville, FL 32246-6484
PFPC Brokerage Services	B	12%
FBO Primerica Financial Services 760 Moore Road King of Prussia, PA 19406-1212
Morgan Stanley & Co.	B	11%
Harborside Financial Center	C	8%
Plaza II 3rd Floor Jersey City, NJ 07311
First Clearing, LLC	B	5%
Special Custody Acct for the	C	6%
Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523
Aces Trust Fund	I	12%
HEF Small Cap Value PO Attention Pam Stevenson 100 N Union St Ste 660 Montgomery, AL 36104-3719
Aces Trust Fund	I	11%
HEF Aggressive Portfolio-1 Attention Pam Stevenson 100 N Union St Ste 660 Montgomery, AL 36104-3719
MLPF&S For the Sole Benefit of its Customers	I	8%
Attn Fund Administration 97419 4800 Deer Lake DR E 2nd FL Jacksonville, FL 32246-6484
Wachovia Bank FBO	I	8%
Various Retirement Plans 1525 West Wt Harris Blvd Charlotte, NC 28288-0001

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Small Cap Value Fund Cont.
Nationwide Trust Company FSB Cust	I	6%
FBO Participating Retirement Plans (NTC-Plns) c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029
Aces Trust Fund	I	6%
HEF Equity Portfolio Attention Pam Stevenson 100 N Union St Ste 660 Montgomery, AL 36104-3719

Utility Fund
Edward Jones & Co.	A	18%
Attn: Mutual Fund Shareholder Accounting	B	5%
201 Progress Parkway
Maryland Heights, MO 63043-3009
Pershing LLC	A	5%
1 Pershing Plaza	B	6%
Jersey City, NJ 07399-0002	C	9%
PFPC Brokerage Services	A	7%
FBO Primerica Financial Services	B	16%
760 Moore Road
King of Prussia, PA 19406-1212
Morgan Stanley & Co.	B	7%
Harborside Financial Center	C	8%
Plaza II 3rd Floor
Jersey City, NJ 07311
Citigroup Global Markets Inc.	C	10%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
MLPF&S For the Sole Benefit of its Customers	C	14%
Attn: Fund Administration 97F04
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
First Clearing LLC	A	8%
Special Custody Acct for the	B	6%
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
UBS WM USA	C	6%
Omni Account M/F
Attn: Department Manager
499 Washington Blvd, 9th Floor
Jersey City, NJ 07310-2055
Raymond James & Assoc. Inc.	I	100%
FBO Louis M. Diagostino
1272 Hazel Avenue
Thorofare, NJ 08086-3130

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Value Opportunities Fund
Edward Jones & Co.	A	51%
Attn: Mutual Fund Shareholder Accounting	B	14%
201 Progress Parkway
Maryland Heights, MO 63043-3009
Charles Schwab & Co Inc	A	6%
Wrap Fee Clients
Attn: Mutual Fund Dept
101 Montgomery Street
San Francisco, CA 94104-4151
Morgan Stanley & Co.	A	6%
Harborside Financial Center	B	14%
Plaza II 3rd Floor	C	14%
Jersey City, NJ 07311
Pershing LLC	B	6%
1 Pershing Plaza	C	7%
Jersey City, NJ 07399-0002
First Clearing LLC	B	16%
Special Custody Acct for the	C	18%
Exclusive Benefit of Customer
2801 Market Street
Saint Louis, MO 63103-2523
PFPC Brokerage Services	B	8%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212
Aces Trust Fund	I	17%
HEF Moderate Portfolio-3
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	14%
HEF Equity Portfolio
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	13%
HEF Moderate Portfolio-1
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	12%
HEF Aggressive Portfolio-2
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719
Aces Trust Fund	I	7%
HEF Moderate Portfolio-2
Attn: Pam Stevenson
100 N. Union Street, Suite 660
Montgomery, AL 36104-3719

		Approximate
		Percentage of
	Class	Ownership on
Name and Address of Holder	of Shares	July 1, 2009

Value Opportunities Fund Cont.
Aces Trust Fund	I	28%
HEF Aggressive Portfolio-1
Attn: Pam Stevenson
100 North Union Street, Ste 660
Montgomery, AL 36104-3719

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The following disclosure supplements the disclosure set forth under the caption “Investment Objective(s), Principal Investment Strategies and Risks” in each Fund’s Prospectus and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in each Fund’s Prospectus for a complete presentation of the matters disclosed below.

Each of Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund (collectively, the “Asset Allocation Funds”) is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other Van Kampen funds (the “Underlying Funds”). Additional information regarding the manner in which Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund allocate their investments among the Underlying Funds is set forth in such Funds’ Prospectus.

Leaders Fund is also a fund of funds. Leaders Fund seeks to achieve its investment objectives by investing primarily in a combination of the following Van Kampen Funds, each an Underlying Fund, on a fixed percentage allocation basis: Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund. Additional information regarding the manner in which the Leaders Fund allocates its investments among these Underlying Funds is set forth in such Fund’s Prospectus.

Repurchase Agreements

Each Fund and the Underlying Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Mid Cap Growth Fund and Utility Fund each may invest an amount up to 20% of its total assets at the time of purchase in securities subject to repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund or the Underlying Funds) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. Each Fund and the Underlying Funds may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by such Fund’s or the Underlying Funds’ Board of Trustees. Each Fund and the Underlying Funds will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such fund, would exceed such fund’s limitation on illiquid securities. Each Fund does not and the Underlying Funds do not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, each Fund and the Underlying Funds could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while such fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for each Fund and the Underlying Funds than would be available to such funds investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. Each Fund and the Underlying Funds pay for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Illiquid Securities

Each Fund, except the Asset Allocation Funds and Leaders Fund, may invest up to 15% of its net assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”). The Underlying Funds may also invest in illiquid securities. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by a Fund’s or an Underlying Fund’s Board of Trustees, as applicable. Ordinarily, a Fund or an Underlying Fund would invest in restricted securities only when it receives the issuer’s commitment to register the securities without expense to such fund. However, registration and underwriting expenses (which typically range from 7% to 15% of the gross proceeds of the securities sold) may be paid by a Fund or an Underlying Fund. Restricted securities, which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“144A Securities”) and are determined to be liquid under guidelines adopted by and subject to the supervision of a Fund’s or an Underlying Fund’s Board of Trustees, as applicable, are not subject to the limitation on illiquid securities. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security’s trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security. For purposes hereof, investments by a Fund or an Underlying Fund in securities of other investment companies will not be considered investments in restricted securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief (such as “no action” letters issued by the staff of the SEC interpreting or providing guidance on the 1940 Act or regulations thereunder) from the provisions of the 1940 Act, as amended from time to time.

Convertible Securities

Certain Funds and Underlying Funds may invest in convertible securities. A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise. A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time. A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.” When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  A Fund’s and an Underlying Fund’s investments in convertible securities may include “enhanced” convertibles. There may be additional types of convertible securities with features not specifically referred to herein in which a Fund or an Underlying Fund may invest consistent with its investment objective and policies. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities.  A Fund’s and an Underlying Fund’s investments in convertible securities may include “synthetic” convertible securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s or an Underlying Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Up to 5% of each of the following funds’ net assets may be invested in convertible securities that are below investment grade: Core Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Value Opportunities Fund and certain Underlying Funds. Certain Underlying Funds have no limit on the amount of their net assets that may be invested in convertible securities that are below investment grade which are selected primarily on the basis of their equity characteristics. Debt securities rated below investment grade are commonly known as junk bonds. Although a Fund or an Underlying Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by a Fund or an Underlying Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

Rights and Warrants

Certain Funds and Underlying Funds may invest in rights and warrants. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. Rights are similar to warrants except that they have a substantially shorter term. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus producing a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised.

Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

When-Issued and Delayed Delivery Transactions

Certain Funds and certain Underlying Funds may purchase and sell portfolio securities on a when-issued and delayed delivery basis. No income accrues to a Fund or an Underlying Fund on securities in connection with such purchase transactions prior to the date such Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher or lower than yields on the securities obtained pursuant to such transactions. Because a Fund or an Underlying Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in such Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When a Fund or an Underlying Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. A Fund or an Underlying Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but such Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent a Fund or an Underlying Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for such Fund’s portfolio consistent with such Fund’s investment objectives and policies and not for the purpose of investment leverage.

Since the market value of both the securities or currency subject to the commitment and the securities or currency held as segregated assets may fluctuate, the use of commitments may magnify the impact of interest rate changes on a Fund’s or an Underlying Fund’s net asset value. A commitment sale is covered if a Fund or an Underlying Fund owns or has the right to acquire the underlying securities or currency subject to the commitment. A commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which a Fund or an Underlying Fund owns or has the right to acquire. By entering into a commitment sale transaction, a Fund or an Underlying Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the commitment sale.

Short Sales Against the Box

Certain Funds and certain Underlying Funds may from time to time make short sales of securities they own or have the right to acquire. A short sale is “against the box” to the extent that a Fund or an Underlying Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund or an Underlying Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund or an Underlying Fund is required to recognize gain from the short sale for federal income tax purposes at the time it enters into the short sale, even though it does not receive the sales proceeds until it delivers the securities. A Fund or an Underlying Fund is said to have a short position in the securities sold until it delivers such securities at which time it receives the proceeds of the sale. A Fund or an Underlying Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be involved in such sales. A Fund or an Underlying Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by such Fund, because such Fund may want to continue to receive interest and dividend payments on securities in its portfolio.

Investment Company Securities

Certain Funds and certain Underlying Funds may invest in securities of other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations or as may otherwise be permitted by the 1940 Act. Those investment companies securities may include investment companies managed by the Adviser or its affiliates. The ETFs in which certain Funds and certain Underlying Funds may invest may include exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. To the extent a Fund or an Underlying Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if a Fund or an Underlying Fund invests in such investment companies or investment funds, such Fund’s shareholders will bear not only their proportionate share of the expenses of that Fund (including operating expenses and the fees of the investment adviser), but also will indirectly bear similar expenses of the underlying investment companies or investment funds.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted by certain emerging market countries through investment funds which have been specifically authorized. Certain Funds and Underlying Funds may invest in these investment funds, including those advised by the investment adviser of certain Funds and Underlying Funds or their affiliates, subject to applicable provisions of the 1940 Act, and other applicable laws.

Utilities Industry

Utility Fund focuses its investments in the utilities industry. Companies in the utilities industry are affected by fuel and financing costs, deregulation, the completion status of major construction programs and customer base levels. In addition, some utility companies may have in the past, or may in the future, generate cash flows in excess of operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities sell power outside of their historical territories.

It is anticipated that telecommunications legislation will have a significant impact on the telecommunications industry. Competition among local and long distance telephone companies, wireless communications companies and cable television providers and technological advances may over time provide better-positioned utility companies with opportunities for enhanced profitability although increased competition. However, other structural changes could adversely affect the profitability of such utilities or other negative factors affecting the utilities industry could develop in the future.

Gas and electric utility companies are affected by changes in fuel prices and interest rates. There are varying levels of regulation and deregulation among the different types of utility companies. Certain types of companies have been deregulated to a greater extent than others and have developed more of the business practices necessary to operate in a non-monopoly environment. Those companies new to deregulation may be more likely to experience significant changes than companies that have been deregulated to a greater extent for longer periods of time, which may increase the risk of investing in newly deregulated utilities.

As new technologies develop and as old technologies are refined other utilities companies may emerge. Such issuers include entities engaged in cogeneration, waste disposal system provision, solid waste electric generation, independent power producers and non-utility generators.

Risks of Investing in Utilities.  Utility companies that issue securities may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. Such risks may include potential increases in operating costs, increases in interest expenses for capital construction programs, government regulation of rates charged to customers, costs associated with compliance with environmental and other regulations, service interruption due to environmental, operational or other mishaps, the effects of economic slowdowns, surplus capacity and increased competition from other providers of utility services. Utility companies often have their rates determined by state utility commissions or other governmental authorities or, depending on the jurisdiction and the nature of the issuer, such issuers may set their own rates. Changes in service rates generally lag changes in financing costs, and thus can favorably or unfavorably affect the ability of utility companies to maintain or increase dividend rates on such securities, depending upon whether such rates and costs are declining or rising. To the extent that rates are established or reviewed by governmental authorities, the utility is subject to the risk that such authority will not authorize increased rates. Utility companies are often subject to regulation by various authorities and may be affected by the imposition of special tariffs and charges. There can be no assurance that regulatory policies or accounting standard changes will not negatively affect the ability of utility companies to service principal, interest and dividend payments. Because of Utility Fund’s policy of investing at least 80% of its total assets in securities issued by companies engaged in the utilities industry, such Fund is more susceptible than an investment company without such a policy to economic, political, environmental or regulatory occurrences affecting companies engaged in the utilities industry. See “Investment Objective, Principal Investment Strategies and Risks” in Utility Fund’s Prospectus.

Electric Utilities.  Certain electric utilities with uncompleted nuclear power facilities may have problems completing and licensing such facilities, and there is public, regulatory and governmental concern with the cost and safety of nuclear power facilities in general. Regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of such electric utilities to operate such facilities, thus reducing their ability to service dividend payments with respect to utility securities. Electric utilities that utilize nuclear power facilities must apply for recommissioning from the Nuclear Regulatory Commission after 40 years. Failure to obtain recommissioning could result in an interruption of service or the need to purchase more expensive power from other entities and could subject the utility to significant capital construction costs in connection with building new nuclear or alternative-fuel power facilities, upgrading existing facilities or converting such facilities to alternative fuels. Electric utilities that utilize coal in connection with the production of electric power are particularly susceptible to environmental regulation, including the requirements of the federal Clean Air Act and of similar state laws. Such regulation may necessitate large capital expenditures in order for the utility to achieve compliance.

Gas Utilities.  Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Telecommunications Utilities.  Telecommunications regulation typically limits rates charged, returns earned, providers of services, types of services, ownership, areas served and terms for dealing with competitors and customers. Regulation may limit rates based on an authorized level of earnings, a price index, or another formula. Telephone rate regulation may include government-mandated cross-subsidies that limit the flexibility of existing service providers to respond to competition. Regulation may also limit the use of new technologies and hamper efficient depreciation of existing assets. If regulation limits the use of new technologies by established carriers or forces cross-subsidies, large private networks may emerge.

Risks of Investing in Lower-Grade Income Securities

Utility Fund and certain Underlying Funds may invest in lower-grade securities, which securities are commonly known as “junk bonds.” Securities which are in the lower-grade categories generally offer a higher current yield than is offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a fund which invests in lower-grade securities before investing in such fund. Utility Fund will not invest in securities that are in default or are in bankruptcy or reorganization.

Credit risk relates to the issuer’s ability to make timely payment of interest and principal when due. Lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of lower-grade securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by Utility Fund or an Underlying Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, such fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which such fund’s portfolio securities relate. Further, such fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and such fund may be unable to obtain full recovery on such amounts.

Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the income securities market and as a result of real or perceived changes in credit risk. The value of Utility Fund’s and the Underlying Funds’ portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Income securities with longer maturities, which may have higher yields, may increase or decrease in value more than income securities with shorter maturities. However, the secondary market prices of lower-grade income securities generally are less sensitive to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade income securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the lower-grade securities in Utility Fund’s and an Underlying Fund’s portfolio and thus in the net asset value of such fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the lower-grade securities in which Utility Fund and certain Underlying Funds may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer or lower-grade securities generally could reduce market liquidity for such securities and make their sale by Utility Fund or certain Underlying Funds more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, Utility Fund or an Underlying Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Utility Fund’s Adviser and an Underlying Fund’s Adviser is responsible for determining the net asset value of such Fund, subject to the supervision of such Fund’s Board of Trustees. During periods of reduced market liquidity or in the absence of readily available market quotations for lower-grade securities held in Utility Fund’s or an Underlying Fund’s portfolio, the ability of such fund’s Adviser to value such fund’s securities becomes more difficult and the judgment of such fund’s Adviser may play a greater role in the valuation of such fund’s securities due to the reduced availability of reliable objective data.

Many lower-grade debt securities generally are not listed for trading on any national securities exchange, and many issuers of lower-grade debt securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, Utility Fund’s or an Underlying Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by such fund and may also limit the ability of such fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent a fund owns or may acquire illiquid or restricted lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Certain Underlying Funds may invest in securities not producing immediate cash income, including securities in default, zero coupon securities or pay-in-kind securities, when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Certain Underlying Funds’ investments in lower-grade securities could include securities rated D by S&P or C by Moody’s (the lowest-grade assigned) and unrated securities of comparable quality. Securities rated D by S&P or C by Moody’s include those of companies that are in default or are in bankruptcy or reorganization. Securities of such companies are regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing and are usually available at deep discounts from the face values of the instruments. A security purchased at a deep discount may currently pay a very high effective yield. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in capital appreciation. If the company defaults on its obligations or remains in default, or if the plan of reorganization does not provide sufficient payments for debtholders, the deep discount securities may stop generating income and lose value or become worthless. While a diversified portfolio may reduce the overall impact of a deep discount security that is in default or loses its value, the risk cannot be eliminated.

Utility Fund and an Underlying Fund will rely on its Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers. In its analysis, the Adviser may consider the credit ratings of S&P and Moody’s in evaluating securities although the Adviser does not rely primarily on these ratings. Credit ratings of securities rating organization evaluate only the safety of principal and interest payments. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require Utility Fund or an Underlying Fund to dispose of a security. The Adviser continuously monitors the issuers of securities held in Utility Fund’s and each Underlying Fund’s portfolio. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of Utility Fund’s and each Underlying Fund’s investment objective may be more dependent upon the Adviser’s credit analysis than is the case with investing in higher-grade securities.

New or proposed laws may have an impact on the market for lower-grade securities. The Adviser is unable at this time to predict what effect, if any, legislation may have on the market for lower-grade securities.

Non-Diversification

Asset Allocation Funds, Leaders Fund and certain Underlying Funds are “non-diversified” investment companies, which means such funds are not limited in the proportion of their respective assets that may be invested in the securities of a single issuer. However, each of the Asset Allocation Funds, Leaders Fund and such Underlying Funds intend to conduct their operations so as to each qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “Code”). If a fund qualifies as a regulated investment company under the Code, it will be relieved of any liability for federal income tax to the extent its earnings are distributed to shareholders. In order to qualify, among other requirements, a fund must limit its investments so that, at the close of each quarter of such fund’s taxable year, (i) not more than 25% of the market value of such fund’s total assets is invested in securities of (a) a single issuer (other than the U.S. government, its agencies and instrumentalities, or other regulated investment companies), (b) two or more issuers which such fund controls and which are determined to be in the same or similar, or related, trades on businesses or (c) any one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income) and (ii) at least 50% of the market value of its total assets is invested in cash, cash items, securities of the U.S. government, its agencies and instrumentalities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of such fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. Since the Asset Allocation Funds, Leaders Fund and certain Underlying Funds, as nondiversified investment companies, may invest in a smaller number of individual issuers than diversified investment companies, an investment in such funds may, under certain circumstances, present greater risks to an investor than an investment in a diversified company.

Mortgage-Backed Securities

Certain Underlying Funds may invest in investment grade quality mortgage-backed fixed income or debt securities. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools. Interests in such pools may then be issued or guaranteed by agencies or instrumentalities of the U.S. government (some of which are backed by the full faith and credit of the United States and others of which are backed only by the right of the issuer to borrow from the U.S. Treasury or the credit of the issuer) or private entities.

The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income or debt securities. Mortgage-backed securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans less fees paid to the guarantor and the servicer of such mortgage loans. The payments to the holders of mortgage-backed securities, like the payments on the underlying mortgage loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the holders of mortgage-backed securities frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield-to-maturity of mortgage-backed securities. The value of most mortgage-backed securities, like traditional fixed income or debt securities, tends to vary inversely with changes in prevailing interest rates. Mortgage-backed securities, however, may benefit less than traditional fixed income or debt securities from declining interest rates because a property owner is more likely to refinance a mortgage which bears a relatively high rate of interest during a period of declining interest rates. This means some of an Underlying Fund’s higher yielding securities might be converted to cash, and the Underlying Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. The increased likelihood of prepayment when interest rates decline limits market price appreciation of mortgage-backed securities. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to further price declines than traditional fixed income or debt securities because of extension risk (i.e., rising interest rates could cause property owners to prepay their mortgage loans more slowly than expected when the security was purchased by an Underlying Fund which may further reduce the market value of such security and lengthen the duration of such security). If an Underlying Fund buys mortgage-backed securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to such Underlying Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

Mortgage-Backed Securities Issued or Guaranteed by U.S. Governmental Instrumentalities.  Certain Underlying Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing those securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of such Underlying Funds’ shares. These securities are in most cases “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgages at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. The remaining maturity of a mortgage-backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by the Underlying Funds’ investment adviser on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, such Underlying Funds reinvest the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, such Underlying Funds’ ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgage-backed securities. Moreover, prepayments of mortgages which underlie securities purchased by such Underlying Funds at a premium would result in capital losses.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities.  Certain Underlying Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other mortgage backed securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

CMOs may include real estate investment conduits (“REMICs”). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

Certain Underlying Funds may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Adjustable Rate Mortgage Securities.  Adjustable rate mortgage securities (“ARMS”) are mortgage-related securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The ARMS in which certain Underlying Funds invest are issued primarily by GNMA, FNMA and FHLMC, and are actively traded in the secondary market. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or the Veterans Administration. The underlying mortgages which collateralize ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to standard underwriting size and maturity constraints.

For certain types of ARMS in which certain Underlying Funds may invest, the rate of amortization of principal and interest payments changes in accordance with movements in a predetermined interest rate index. The interest rates paid on such ARMS generally are readjusted at intervals of one year or less to an increment over this predetermined interest rate index. The amount of interest due is calculated by adding a specified additional amount (margin) to the index, subject to limitations (caps and floors) on the maximum and minimum interest charged to the mortgagor during the life of the mortgage or to the maximum and minimum changes to that interest rate during a given period.

ARMS allow certain Underlying Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in higher current yields and lower price fluctuations than if such periodic adjustments were not available. Such Underlying Funds, however, will not benefit from increases in interest rates if they rise to the point where they cause the current coupon to exceed the maximum allowable cap rates for a particular mortgage. Alternatively, such Underlying Funds participate in decreases in interest rates through periodic adjustments which means income to such Underlying Funds and distributions to shareholders also decline. The resetting of the interest rates should cause the net asset value of such Underlying Funds to fluctuate less dramatically than it would with investments in long-term fixed-rate fixed income securities. However, during periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate resulting in possibly a slightly lower net asset value until the coupon resets to market rates. In addition, when interest rates decline, there may be less potential for capital appreciation than other investments of similar maturities due to the likelihood of increased prepayments.

Stripped Mortgage-Related Securities.  Certain Underlying Funds may invest in stripped mortgage-backed securities, which are a derivative multi-class mortgage-backed security. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. Stripped mortgage-backed securities issued by agencies or instrumentalities of the U.S. government are generally more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed securities will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class securities held by the Underlying Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a holder of IO class securities may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Underlying Fund invests. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Commercial Mortgage-Backed Securities (“CMBS”).  CMBS are generally multi-class or passthrough securities issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties, including, but not limited to, industrial and warehouse properties, office buildings, retail space and shopping malls, hotels, healthcare facilities, multifamily properties and cooperative apartments. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of this property. An extension of the final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

CMBS are subject to credit risk and prepayment risk. Certain Underlying Funds invest in CMBS that are rated in the top rating category by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody’s). Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g. significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Asset-Backed Securities

Certain Underlying Funds may invest in investment grade quality asset-backed fixed income or debt securities. Asset-backed securities are similar to mortgage-backed securities, however, the underlying assets include assets such as automobile and credit card receivables. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Investments in asset-backed securities present certain risks not ordinarily associated with investments in mortgage-backed securities because asset-backed securities do not have the benefit of the same type of security interest in the backed collateral as mortgage-backed securities. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Zero Coupon Securities

Certain Underlying Funds may invest in zero coupon securities which generally are sold at a substantial discount from their value at maturity. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of debt or stripped debt obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop.

Variable and Floating Rate Securities, Inverse Floating Rate Securities

Certain Underlying Funds may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and generally range from daily up to annually, or may be event based, such as based on a change in the prime rate.

Certain Underlying Funds may invest in floating rate fixed income instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide such Underlying Funds with a certain degree of protection against rises in interest rates, such Underlying Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Certain Underlying Funds may invest in inverse floaters. An inverse floaters has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floaters typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floaters while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floaters. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Inflation-Indexed Bonds

Certain Underlying Funds invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Underlying Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Preferred Stocks

Certain Funds and certain Underlying Funds may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions.

Municipal Obligations

Certain Underlying Funds may invest a portion of their assets in municipal obligations that pay interest exempt from federal income tax. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

U.S. Government Securities

U.S. Treasury Securities.  Certain Underlying Funds may invest in U.S. Treasury securities, including bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities.  Certain Underlying Funds may invest in obligations issued by agencies of the U.S. government or instrumentalities established or sponsored by the U.S. government. These obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (“GNMA”), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which certain Underlying Funds may invest that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, the Resolution Trust Corporation, the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. Investments in FHLMC, FNMA and other obligations may include collateralized mortgage obligations and real estate mortgage investment conduits issued or guaranteed by such entities. In the case of securities not backed by the full faith and credit of the United States, such Underlying Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

Borrowing, Reverse Repurchase Agreements, Mortgage Dollar Rolls and Similar Transactions

Certain Funds and certain Underlying Funds may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. Mid Cap Growth Fund and Utility Fund each may borrow money from banks and engage in reverse repurchase agreements in an amount up to 331/3% of such Fund’s total assets (including the amount borrowed). Small Cap Growth Fund may borrow money from banks and engage in reverse repurchase agreements up to the amounts allowable under the 1940 Act (currently up to 331/3% of such Fund’s total assets, including the amount borrowed). Mid Cap Growth Fund, Small Cap Growth Fund and Utility Fund each also may borrow money in an amount up to 5% of such Fund’s total assets for temporary purposes. Mid Cap Growth Fund, Small Cap Growth Fund and Utility Fund each has no current intention to borrow money other than for temporary purposes.

Borrowing by a Fund creates special risk considerations such as greater potential volatility in the net asset value of the shares and in the yield on such Fund’s portfolio. To the extent that Mid Cap Growth Fund or Utility Fund is otherwise fully invested and the Adviser believes that additional investment opportunities exist with the potential for capital growth, such Fund may employ leverage for the purpose of acquiring portfolio securities. To the extent that Small Cap Growth Fund is otherwise fully invested and the Adviser believes that additional investment opportunities exist with the potential for capital appreciation, such Fund may employ leverage for the purpose of acquiring portfolio securities. Such utilization of leverage is considered speculative, and involves risks. The assets of Mid Cap Growth Fund and Small Cap Growth Fund, including any additional assets which may be purchased with the proceeds of any borrowings, will consist primarily of common stocks and other equity securities of growth companies, the prices of which may be volatile. The assets of Utility Fund, including any additional assets which may be purchased with the proceeds of any borrowings, will consist primarily of common stocks and income securities issued by companies engaged in the utility industry, the prices of which may be volatile. In the event that the values of a Fund’s portfolio securities do not appreciate or, in fact, depreciate, such Fund would be forced to liquidate a portion of its portfolio, which could be significant depending upon the magnitude of the decline in value of such Fund’s assets, to pay interest on, and repay the principal of, any such borrowings. Even in the event that any assets purchased with the proceeds of such borrowings appreciate as anticipated by the Adviser, a portion of a Fund’s assets may be required to be liquidated to meet scheduled principal and interest payments with respect to such borrowings. Any such liquidations may be at inopportune times and prices. Utilization of investment leverage would result in a higher volatility of the net asset value of a Fund. The effect of leverage in a declining market would result in a greater decrease in net asset value to holders of a Fund’s shares than if such Fund were not leveraged. The extent to which a Fund may borrow will depend upon the availability of credit. No assurance can be given that a Fund will be able to borrow on terms acceptable to such Fund and the Adviser. A Fund’s use of leverage may impair the ability of such Fund to maintain its qualification for federal income tax purposes as a regulated investment company. The rights of any lenders to a Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of such Fund’s shareholders, and the terms of such Fund’s borrowings may contain provisions that limit certain activities of such Fund and could result in precluding the purchase of securities and instruments that such Fund would otherwise purchase.

Certain Underlying Funds may engage in borrowing for temporary or emergency purposes. Certain Underlying Funds may also engage in borrowing for investment purposes. Leveraging will magnify declines as well as increases in the net asset value of a Underlying Fund’s shares and in the return on an Underlying Fund’s investments. The extent to which certain Underlying Funds may borrow will depend upon the availability of credit. No assurance can be given that such Underlying Funds will be able to borrow on terms acceptable to the Underlying Funds. Borrowing by certain Underlying Funds will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Borrowing will create interest expenses for such Underlying Funds which can exceed the income from the assets obtained with the proceeds. To the extent the income derived from securities purchased with funds obtained through borrowing exceeds the interest and other expenses that such Underlying Funds will have to pay in connection with such borrowing, such Underlying Funds’ net income will be greater than if the Underlying Funds did not borrow. Conversely, if the income from the assets obtained through borrowing is not sufficient to cover the cost of borrowing, the net income of such Underlying Funds will be less than if such Underlying Funds did not borrow, and therefore the amount available for distribution to shareholders will be reduced.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such Fund typically will segregate cash and/or liquid securities equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of cash and/or liquid securities at least equal to the amount of any purchase commitment, such transactions would be subject to the such Fund’s limitations on borrowings.

A mortgage “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by that Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated cash and/or liquid securities equal in value to the securities subject to repurchase by that Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated cash and/or liquid securities at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.

Certain Underlying Funds also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by cash and/or liquid securities equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Loan Participations and Assignments

Certain Underlying Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Such Underlying Funds’ investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties.

In the case of Participations, such Underlying Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, an Underlying Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. An Underlying Fund will acquire Participations only if such Underlying Fund determines that the Lender interpositioned between such Underlying Fund and the borrower is creditworthy.

When such Underlying Funds purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by such Underlying Funds as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Such Underlying Funds anticipate that such loan interests may be sold only to a limited number of institutional investors. The lack of a broad secondary market may have an adverse impact on the value of such securities and such Underlying Funds’ ability to dispose of particular Assignments or Participations when necessary to meet such Underlying Funds’ liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a broad secondary market for Assignments and Participations also may make it more difficult for such Underlying Funds to value these securities for purposes of valuing such Underlying Funds’ portfolios and calculating its net asset value.

Bank Obligations

Bank obligations in which certain Underlying Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Foreign Investing

Certain Funds and certain Underlying Funds may invest in securities of foreign issuers. The Funds and the Underlying Funds consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Certain Funds and certain Underlying Funds also may purchase foreign securities in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) or other securities representing underlying shares of foreign companies. These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders. In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Certain Funds and certain Underlying Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.

The governments of some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatization”). The Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Small Cap Growth Fund in privatization in appropriate circumstances. In certain countries, the ability of foreign entities, such as the Small Cap Growth Fund, to participate in privatization may be limited by local law, or the terms on which such Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Small Cap Growth Fund participates will be successful.

Eurodollar and Yankee Obligations

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Investing in Emerging Market Countries

The Funds and certain Underlying Funds may invest in securities of issuers in emerging market countries. The risks of foreign investment are heightened when the issuer is from an emerging market country. The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries. Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets and the financial condition of issuers in emerging market countries may be more precarious than in other countries. Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors. The Funds and certain Underlying Funds may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the U.S. or other countries.

The Funds’ and certain Underlying Funds’ purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of such funds, such funds’ investment adviser, its affiliates or their respective clients or other service providers. The Funds and certain Underlying Funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Funds or certain Underlying Funds. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Funds and certain Underlying Funds may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economics and securities markets of such countries. Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures or negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability, governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for certain Funds and certain Underlying Funds to value their portfolio securities and could cause such funds to miss attractive investment opportunities, to have a portion of their assets uninvested or to incur losses due to the failure of a counterparty to pay for securities such funds have delivered or such funds’ inability to complete their contractual obligations. The creditworthiness of the local securities firms used by certain Funds or certain Underlying Funds in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, such funds may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make certain Funds’ and certain Underlying Funds’ investments in such countries less liquid and more volatile than investments in countries with more developed securities markets. Such funds’ investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund or an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s or an Underlying Fund’s use of foreign currency management techniques in emerging market countries may be limited. Due to the limited market for these instruments in emerging market countries, such funds’ investment adviser does not currently anticipate that a significant portion of such funds’ currency exposure in emerging market countries, if any, will be covered by such instruments.

Brady Bonds

Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Certain Underlying Funds may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, such Underlying Funds will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

Money Market Securities

Certain Funds and certain Underlying Funds may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit,

U.S. government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

U.S. Government Securities.  Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, FHA and GNMA) or its instrumentalities (such as the FHLB), including Treasury bills, notes and bonds;

Bank Obligations.  Obligations (including certificates of deposit, time deposits and bankers’ acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

Eurodollar Certificates of Deposit.  Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

Obligations of Savings Institutions.  Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

Fully insured Certificates of Deposit.  Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC);

Commercial Paper.  Commercial paper rated within the two highest grades by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody’s.

Real Estate Investment Trusts

Certain Funds and certain Underlying Funds may invest in equity real estate investment trusts (“REITs”). Equity REITs pool investors’ funds for investment primarily in commercial real estate properties. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In addition, the Funds and the Underlying Funds indirectly will bear their proportionate shares of any expenses paid by REITs in which they invest.

Certain Funds and certain Underlying Funds may invest in foreign real estate companies. Investing in foreign real estate companies makes the Funds and the Underlying Funds susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Funds and the Underlying Funds invest in foreign real estate companies.

Temporary Defensive Strategy

When market conditions dictate a more defensive strategy as described in the Fund’s prospectus, the Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

STRATEGIC TRANSACTIONS

Certain Funds and the Underlying Funds may, but are not required to, use various investment strategies as described below (“Strategic Transactions”). Strategic Transactions may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction by a fund is a function of numerous variables including market conditions. Funds and Underlying Funds comply with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use Strategic Transactions to further a Fund’s or an Underlying Fund’s investment objective, no assurance can be given that the use of Strategic Transactions will achieve this result.

General Risks of Derivatives

Strategic Transactions utilized by a Fund or an Underlying Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Fund or an Underlying Fund may use and the risks of those instruments are described in further detail below. A Fund or an Underlying Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s or an Underlying Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Fund or an Underlying Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•   Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s or an Underlying Fund’s interests. A Fund or an Underlying Fund bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Fund or an Underlying Fund.

•   Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•   Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund or an Underlying Fund.

•   Using derivatives as a hedge against a portfolio investment subjects a Fund or an Underlying Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Fund or an Underlying Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•   While using derivatives for hedging purposes can reduce a Fund’s or an Underlying Fund’s risk of loss, it may also limit a Fund’s or an Underlying Fund’s opportunity for gains or result in losses by offsetting or limiting a Fund’s or an Underlying Fund’s ability to participate in favorable price movements in portfolio investments.

•   Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund or an Underlying Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, that Fund or Underlying Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•   The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund or Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction.

•   Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund or an Underlying Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•   Certain derivatives transactions, including OTC options, swaps, forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available, a Fund or an Underlying Fund will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund or an Underlying Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund or Underlying Fund would bear greater risk of default by the counterparties to such transactions.

•   A Fund or an Underlying Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•   As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•   Certain derivatives, including certain OTC options and swap agreements, may be considered illiquid and therefore subject to a Fund’s or an Underlying Fund’s limitation on investments in illiquid securities.

•   Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause a Fund or an Underlying Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund or an Underlying Fund to be more volatile than if such fund had not been leveraged.

•   Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the Untied States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s or an Underlying Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•   Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund or an Underlying Fund to respond to such events in a timely manner.

Options

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

Writing Options.  Certain Funds and certain Underlying Funds may write call and put options. As the writer of a call option, a Fund or an Underlying Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Fund or an Underlying Fund is not required to deliver the underlying security but retains the premium received.

A Fund or an Underlying Fund may only write call options that are “covered.” A call option on a security is covered if (a) a Fund or an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by a Fund or an Underlying Fund in segregated liquid assets) upon conversion or exchange of other securities held by a Fund or an Underlying Fund; or (b) a Fund or an Underlying Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund or an Underlying Fund in segregated liquid assets.

Selling call options involves the risk that a Fund or an Underlying Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Fund or an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Funds and certain Underlying Funds may write put options. As the writer of a put option, a Fund or an Underlying Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Fund or an Underlying Fund is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

A Fund or an Underlying Fund may only write put options that are “covered.” A put option on a security is covered if (a) a Fund or an Underlying Fund segregates liquid assets equal to the exercise price; or (b) a Fund or an Underlying Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund or an Underlying Fund in segregated liquid assets.

Selling put options involves the risk that a Fund or an Underlying Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Fund’s or an Underlying Fund’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Fund’s or an Underlying Fund’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

A Fund or an Underlying Fund may close out an options position which it has written through a closing purchase transaction. A Fund or an Underlying Fund would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by that Fund or Underlying Fund. A Fund or an Underlying Fund would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by that Fund or Underlying Fund. A closing purchase transaction may or may not result in a profit to a Fund or an Underlying Fund. A Fund or an Underlying Fund could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Fund or an Underlying Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation a Fund or an Underlying Fund can realize on an investment, or may cause a Fund or an Underlying Fund to hold a security that it might otherwise sell.

Purchasing Options.  Certain Funds and certain Underlying Funds may purchase call and put options. As the buyer of a call option, a Fund or an Underlying Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund or an Underlying Fund could exercise the option and acquire the underlying security at a below market price, which could result in a gain to that Fund or Underlying Fund, minus the premium paid. As the buyer of a put option, a Fund or an Underlying Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund or an Underlying Fund could exercise the option and sell the underlying security at an above market price, which could result in a gain to that Fund or Underlying Fund, minus the premium paid. A Fund or an Underlying Fund may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Fund or an Underlying Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Fund or an Underlying Fund. A Fund’s or an Underlying Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Fund or an Underlying Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Fund or an Underlying Fund may be unable to enter into closing sale transactions with respect to OTC options.

Index Options.  Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of a index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Fund or an Underlying Fund on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Fund or an Underlying Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Fund or an Underlying Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Fund or an Underlying Fund may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options.  Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Fund or an Underlying Fund may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Foreign currency options written by a Fund or an Underlying Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.

Additional Risks of Options Transactions.  The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•   The exercise of options written or purchased by a Fund or an Underlying Fund could cause that Fund or Underlying Fund to sell portfolio securities, thus increasing that Fund’s or Underlying Fund’s portfolio turnover.

•   A Fund or Underlying Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•   A Fund’s or Underlying Fund’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

•   The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

•   Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

•   A Fund or an Underlying Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by such Fund in connection with options transactions.

Futures Contracts

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through an the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund or an Underlying Fund.

In addition, a Fund or an Underlying Fund may be required to maintain segregated liquid assets in order to cover futures transactions. A Fund or an Underlying Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by that Fund or Underlying Fund and the aggregate value of the initial and variation margin payments made by that Fund or Underlying Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund or an Underlying Fund than if it had not entered into forward contracts.

Options on Futures Contracts.  Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Fund or an Underlying Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Fund or an Underlying Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Fund or an Underlying Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Fund’s or an Underlying Fund’s futures position.

Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•   The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund or an Underlying Fund.

•   Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund or an Underlying Fund would be required to make daily cash payments to maintain its required margin. A Fund or an Underlying Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Fund or an Underlying Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with the Fund, becomes insolvent or declares bankruptcy.

•   Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund or an Underlying Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s or an Underlying Fund’s potential losses.

•   Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

No Fund will and certain Underlying Funds will not enter into futures contracts or options transactions (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts and options exceed 5% of the fair market value of that Fund’s assets; however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Swap Contracts and Related Derivative Instruments

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s or an Underlying Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with each Fund’s and each Underlying Fund’s investment objectives and policies, a Fund or an Underlying Fund is not limited to any particular form or variety of swap contract. Certain Funds and certain Underlying Funds may utilize swaps to increase or decrease their exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Funds and certain Underlying Funds may also enter into related derivative instruments including caps, floors and collars.

A Fund or an Underlying Fund may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Fund or an Underlying Fund to the swap counterparty will be covered by segregating liquid assets. If a Fund or an Underlying Fund enters into a swap agreement on other than a net basis, that Fund or Underlying Fund will segregate liquid assets with a value equal to the full amount of that Fund’s or Underlying Fund’s accrued obligations under the agreement.

Interest Rate Swaps, Caps, Floors and Collars.  Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis.

Certain Funds and certain Underlying Funds may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If a Fund or an Underlying Fund sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of that Fund’s or that Underlying Fund’s net obligations with respect to the caps, floors or collars.

Index Swaps.  An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Currency Swaps.  A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps.  Certain Funds and certain Underlying Funds may enter into credit default swap contracts and options thereon. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value ) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund or an Underlying Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Fund or an Underlying Fund would pay to the counterparty the periodic stream of payments. If no default occurs, a Fund or an Underlying Fund would receive no benefit from the contract. As the seller in a credit default swap, a Fund or an Underlying Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. A Fund or an Underlying Fund will generally segregate liquid assets to cover any potential obligation under a credit default swap sold by it. The use of credit default swaps could result in losses to a Fund or an Underlying Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Inflation Swaps.  Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund or an Underlying Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

Swaptions.  An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps.  The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•   Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

•   In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

•   The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Fund’s or an Underlying Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Products

Certain Underlying Funds also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where an Underlying Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. An Underlying Fund may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Underlying Fund’s illiquidity to the extent that the Underlying Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. Certain Funds or certain Underlying Funds may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of a Fund or an Underlying Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, each Fund and each Underlying Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to that Fund’s potential economic exposure under the transaction. Each Fund and each Underlying Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to a Fund or an Underlying Fund for investment purposes. If a large portion of a Fund’s or an Underlying Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or a Fund’s or an Underlying Fund’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), the Fund is permitted to segregate cash and/or liquid securities in an amount equal to a Fund’s or an Underlying Fund’s daily marked-to-market net obligations (i.e., the daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By segregating cash and/or liquid securities equal to only its net obligations under cash-settled derivatives, a Fund or an Underlying Fund will have the ability to employ a form of leverage through the use of certain deriviative transactions to a greater extent than if such fund were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which a Fund or an Underlying Fund may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

A Fund’s or an Underlying Fund’s use of Strategic Transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company for federal income tax purposes.

Portfolio Turnover

The Utility Fund’s portfolio turnover for the fiscal year ended March 31, 2009 was 120%, as compared with 36% and 30% for the fiscal years ended March 31, 2008 and 2007, respectively. This variation in the portfolio turnover rate for the fiscal year ended March 31, 2009 is due to a change in the investment strategies for buying and selling securities for the Utility Fund as a result of the change in portfolio management team of such Fund, which occurred in August 2008. The portfolio management team expects the portfolio turnover rate to continue to be over 100% annually.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval by the vote of a majority of its outstanding voting securities, which is defined by the 1940 Act as the lesser of (i) 67% or more of a Fund’s voting securities present at a meeting, if the holders of more than 50% of such Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of a Fund’s outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. With respect to the limitations on illiquid securities and borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.

Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund

The Asset Allocation Funds’ fundamental investment restrictions provide that each such Fund shall not:

1. Issue senior securities nor borrow money, except each Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3. Invest in any security if, as a result, 25% or more of the value of the respective Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

4. Purchase or sell real estate except that each Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the respective Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the respective Fund from the provisions of the 1940 Act, as amended from time to time.

Core Equity Fund

Core Equity Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4. Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) that the Fund may purchase for its investment portfolio a portion of an issue of tradable bonds, debentures or other interests, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Global Growth Fund

Global Growth Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4. Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Leaders Fund

Leaders Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3. Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Mid Cap Growth Fund

Mid Cap Growth Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Purchase any securities (other than obligations issued or guaranteed by the U.S. government or by its instrumentalities), if, as a result, more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or, if, as a result, such Fund would hold more than 10% of the outstanding voting securities of an issuer; except that up to 25% of the Fund’s total assets may be invested without regard to such limitations and except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Invest more than 25% of its assets in a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund’s pro rata portion of the securities and other assets owned by any such company. (Neither the U.S. government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)

3. Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 331/3% of the Fund’s total assets (after giving effect to any such borrowing); which amount excludes no more than 5% in borrowings and reverse repurchase agreements with any entity for temporary purposes. The Fund will not mortgage, pledge or hypothecate any assets other than in connection with issuances of senior securities, borrowings, delayed delivery and when issued transactions and strategic transactions.

4. Make loans of money or property to any person, except (i) to the extent the securities in which the Fund may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.

5. Sell any securities “short,” unless at all times when a short position is open the Fund owns an equal amount of the securities or of securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

9. Invest in interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to portfolio securities.

10. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to portfolio securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

Small Cap Growth Fund

Small Cap Growth Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

3. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

4. Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

Small Cap Value Fund

Small Cap Value Fund’s fundamental investment restrictions provide that such Fund shall not:

1. With respect to 75% of the Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Issue senior securities and shall not borrow money except for temporary purposes in an amount not exceeding 5% of the Fund’s total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.

3. Underwrite securities of other issuers, except that the Fund may acquire restricted securities and other securities which, if sold, might make the Fund an underwriter under federal securities laws.

4. Invest more than 25% of the value of its assets in any one industry, provided, that this limitation excludes shares of other open-end investment companies.

5. Make loans of money or property to any person, except (i) to the extent the securities in which the Fund may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.

6. Invest in real estate interests, although the Fund may invest indirectly through media such as real estate investment trusts.

7. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options.

8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Utility Fund

Utility Fund’s fundamental investment restrictions provide that such Fund shall not:

1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the U.S. government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund’s total assets (determined at the time of investment) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 331/3% of the Fund’s total assets (after giving effect to any such borrowing); which amount includes no more than 5% in borrowings and reverse repurchase agreements with any entity for temporary purposes. The Fund will not mortgage, pledge or hypothecate any assets other than in connection with issuances, borrowings, hedging transactions and risk management techniques.

3. Make loans of money or property to any person, except (i) to the extent the securities in which the Fund may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.

4. Buy any securities “on margin.” Neither the deposit of initial or maintenance margin in connection with Strategic Transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

5. Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions.

6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control or participation and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except as permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to portfolio securities.

10. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to portfolio securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

Value Opportunities Fund

Value Opportunities Fund’s fundamental investment restrictions provide that such Fund shall not:

1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3. Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7. Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

The latter part of certain of a Fund’s fundamental investment restrictions (i.e., the references to “as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to a Fund from the provisions of the 1940 Act, as amended from time to time”) provide a Fund with flexibility to change its limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Funds’ Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.

With respect to fundamental investment restriction 9 regarding the loan of portfolio securities, although the Fund is permitted under such restriction to make loans of its portfolio securities, the Fund currently does not have an intention to do so.

Non-Fundamental Policies

Each Fund, except the Asset Allocation Funds and Leaders Fund, has adopted the following operating policy which may be amended by its Board of Trustees. Each such Fund shall not: invest in other investment companies in reliance on section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

The Asset Allocation Funds, Core Equity Fund, Global Growth Fund, Leaders Fund, Small Cap Growth Fund and Value Opportunities Fund each has adopted the following operating policy which may be amended by its Board of Trustees. Each such Fund shall not: borrow money except for temporary purposes and then in an amount not in excess of 5% of the value of the total assets of the Fund at the time the borrowing is made.

Mid Cap Growth Fund has adopted the following operating policy which may be amended by its Board of Trustees. The Fund shall not: invest 25% or more of its assets in a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund’s pro rata portion of the securities and other assets owned by any such company. (Neither the U.S. government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)

Small Cap Value Fund has adopted the following operating policy which may be amended by it Board of Trustees. Such Fund shall not: invest 25% or more of the value of its assets in any one industry, provided that this limitation excludes shares of other open-end investment companies.

Each Underlying Fund has also adopted investment restrictions, which may be more restrictive than the restrictions above.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of the Funds’ Board of Trustees and the Funds’ officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of each Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees

				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	†	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	89

Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance advisory board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Jerry D. Choate (70) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	†	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	89	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC 4350 La Jolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	†	President of CAC, L.L.C., a private company offering capital investment and management advisory services.	89

Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Linda Hutton Heagy†† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	†	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	89

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, DC 20009	Trustee	†	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	89	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	†	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	89	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	†	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	89	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	†	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	89

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	†	Chief Communications Officer of the National Academy of Sciences/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	89

Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute and Trustee of California Institute of Technology and the Colorado College.

Interested Trustee*

Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	each Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Wayne W. Whalen* (69) 333 West Wacker Drive Chicago, IL 60606	Trustee	†	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	89	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	See Table D below.

††

As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*

Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

Officers

Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	each Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	†††

President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	†††

Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	†††	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (53) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	†††

Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (47) 1 Parkview Plaza — Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	†††

Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

†††	See Table E below.

Compensation

Each trustee/director/managing general partner (hereinafter referred to in this section as “trustee”) who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Distributor (each a “Non-Affiliated Trustee”) is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows such trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by a Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, a Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a Fund. Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from a Fund prior to such Non-Affiliated Trustee’s retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from a Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from a Fund.

Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

Compensation Table

		Fund Complex
			Aggregate
		Aggregate	Estimated
		Pension or	Maximum	Total
		Retirement	Annual	Compensation
	Aggregate	Benefits	Benefits from	before
	Compensation	Accrued as	the Fund	Deferral from
	from the	Part of	Complex Upon	Fund
Name	Trust(1)	Expenses(2)	Retirement(3)	Complex(4)
Independent Trustees
David C. Arch	$18,554	$39,659	$105,000	$228,531
Jerry D. Choate	18,554	105,506	105,000	228,531
Rod Dammeyer	18,554	77,926	105,000	228,531
Linda Hutton Heagy	18,554	28,514	105,000	228,531
R. Craig Kennedy	18,554	19,693	105,000	228,531
Howard J Kerr	18,554	107,362	154,500	228,531
Jack E. Nelson	18,554	124,295	105,000	228,531
Hugo F. Sonnenschein	18,554	78,523	105,000	226,331
Suzanne H. Woolsey	18,554	67,634	105,000	228,531

Interested Trustee
Wayne W. Whalen	18,554	78,451	105,000	228,531

(1)

The amounts shown in this column represent the aggregate compensation before deferral from all operating series of the Trust during the fiscal year ended March 31, 2009. The details of aggregate compensation before deferral for each operating series of the Trust during the fiscal year ended March 31, 2009 are shown in Table A below. The details of compensation deferred for each operating series of the Trust during the fiscal year ended March 31, 2009 are shown in Table B below. The details of cumulative deferred compensation (including interest) for each operating series of the Trust as of March 31, 2009 are shown in Table C below. The deferred compensation plan is described above the Compensation Table.

(2)

The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds’ respective fiscal years ended in 2008. The retirement plan is described above the Compensation Table.

(3)

For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex as of the date of this Statement of Additional Information for each year of the 10-year period commencing in the year of such trustee’s anticipated retirement. The retirement plan is described above the Compensation Table. Each trustee has served as a member of the Board of Trustees since the year set forth in Table D below.

(4)

The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2008 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

TABLE A

FISCAL YEAR 2009 AGGREGATE COMPENSATION FROM

THE TRUST AND EACH FUND**

											Interested
	Fiscal	Independent Trustees									Trustee
Fund Name	Year-End	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Whalen
Asset Allocation Conservative Fund	3/31	$1,158	$1,158	$1,158	$1,158	$1,158	$1,158	$1,158	$1,158	$1,158	$1,158
Asset Allocation Growth Fund	3/31	1,204	1,204	1,204	1,204	1,204	1,204	1,204	1,204	1,204	1,204
Asset Allocation Moderate Fund	3/31	1,323	1,323	1,323	1,323	1,323	1,323	1,323	1,323	1,323	1,323
Core Equity Fund	3/31	1,257	1,257	1,257	1,257	1,257	1,257	1,257	1,257	1,257	1,257
Global Growth Fund	3/31	815	815	815	815	815	815	815	815	815	815
Leaders Fund	3/31	1,579	1,579	1,579	1,579	1,579	1,579	1,579	1,579	1,579	1,579
Mid Cap Growth Fund	3/31	4,785	4,785	4,785	4,785	4,785	4,785	4,785	4,785	4,785	4,785
Small Cap Growth Fund	3/31	2,270	2,270	2,270	2,270	2,270	2,270	2,270	2,270	2,270	2,270
Small Cap Value Fund	3/31	1,646	1,646	1,646	1,646	1,646	1,646	1,646	1,646	1,646	1,646
Small Company Growth Fund*	3/31	0	0	0	0	0	0	0	0	0	0
Utility Fund	3/31	1,171	1,171	1,171	1,171	1,171	1,171	1,171	1,171	1,171	1,171
Value Opportunities Fund	3/31	1,346	1,346	1,346	1,346	1,346	1,346	1,346	1,346	1,346	1,346
Trust Total		$18,554	$18,554	$18,554	$18,554	$18,554	$18,554	$18,554	$18,554	$18,554	$18,554

*	Had not commenced investment operations as of March 31, 2009.
**	Includes amounts paid by funds that have been dissolved pursuant to an Agreement and Plan of Reorganization.

TABLE B

FISCAL YEAR 2009 AGGREGATE COMPENSATION DEFERRED FROM

THE TRUST AND EACH FUND**

								Interested
	Fiscal	Independent Trustees						Trustee
Fund Name	Year-End	Choate	Dammeyer	Heagy	Kennedy	Nelson	Sonnenschein	Whalen
Asset Allocation Conservative Fund	3/31	$1,158	$1,158	$1,158	$579	$1,158	$1,158	$1,158
Asset Allocation Growth Fund	3/31	1,204	1,204	1,204	$602	1,204	1,204	1,204
Asset Allocation Moderate Fund	3/31	1,323	1,323	1,323	$662	1,323	1,323	1,323
Core Equity Fund	3/31	1,257	1,257	1,257	$629	1,257	1,257	1,257
Global Growth Fund	3/31	815	815	815	$408	815	815	815
Leaders Fund	3/31	1,579	1,579	1,579	$790	1,579	1,579	1,579
Mid Cap Growth Fund	3/31	4,785	4,785	4,785	$2,393	4,785	4,785	4,785
Small Cap Growth Fund	3/31	2,270	2,270	2,270	$1,135	2,270	2,270	2,270
Small Cap Value Fund	3/31	1,646	1,646	1,646	$823	1,646	1,646	1,646
Small Company Growth Fund*	3/31	0	0	0	0	0	0	0
Utility Fund	3/31	1,171	1,171	1,171	$586	1,171	1,171	1,171
Value Opportunities Fund	3/31	1,346	1,346	1,346	$673	1,346	1,346	1,346
Trust Total		$18,554	$18,554	$18,554	$9,280	$18,554	$18,554	$18,554

*	Had not commenced investment operations as of March 31, 2009.
**	Includes amounts paid by funds that have been dissolved pursuant to an Agreement and Plan of Reorganization.

TABLE C

CUMULATIVE COMPENSATION DEFERRED

(PLUS INTEREST) FROM THE TRUST AND EACH FUND**

												Current
										Former Independent		Interested
	Fiscal	Current Independent Trustees								Trustee		Trustees
Fund Name	Year-End	Arch	Choate	Dammeyer	Heagy	Kennedy	Nelson	Sonnenschein	Woolsey	Rees	Sisto	Whalen
Asset Allocation Conservative Fund	3/31	$	$1,579	$1,815	$1,205	$863	$1,717	$1,943	$0	$0	$0	$1,588
Asset Allocation Growth Fund	3/31		1,634	1,878	1,248	893	1,777	2,010	0	0	0	1,644
Asset Allocation Moderate Fund	3/31	0	1,731	1,979	1,296	943	1,878	2,112	0	0	0	1,741
Core Equity Fund	3/31		1,196	1,314	850	637	1,247	1,372	0	0	0	1,186
Global Growth Fund	3/31		665	709	388	348	716	703	0	0	0	677
Leaders Fund	3/31		2,721	3,122	2,156	1,504	2,824	3,403	0	0	0	2,710
Mid Cap Growth Fund	3/31	3,263	39,893	25,496	37,319	20,661	60,670	30,083	5,879	68	2,380	46,442
Small Cap Growth Fund	3/31	0	8,067	6,264	6,951	2,866	8,858	7,507	0	0	0	8,102
Small Cap Value Fund	3/31		9,333	6,358	8,031	3,354	10,109	7,713	0	0	177	9,104
Small Company Growth Fund*	3/31		0	0	0	0	0	0	0	0	0	0
Utility Fund	3/31		8,331	4,968	10,960	13,886	30,622	6,165	0	594	1,404	17,065
Value Opportunities Fund	3/31		6,746	5,360	6,007	2,088	7,465	6,579	0	0	0	6,829
Trust Total		$3,263	$81,895	$59,263	$76,411	$48,043	$127,883	$69,588	$5,879	$662	$3,960	$97,087

*	Had not commenced investment operations as of March 31, 2009.
**	Includes amounts paid by funds that have been dissolved pursuant to an Agreement and Plan of Reorganization.

TABLE D

YEAR OF ELECTION OR APPOINTMENT TO EACH FUND

										Interested
	Independent Trustees									Trustee
Fund Name	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey	Whalen
Asset Allocation Conservative Fund	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006
Asset Allocation Growth Fund	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006
Asset Allocation Moderate Fund	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006
Core Equity Fund	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007
Global Growth Fund	2007	2007	2007	2007	2007	2007	2007	2007	2007	2007
Leaders Fund	2005	2005	2005	2005	2005	2005	2005	2005	2005	2005
Mid Cap Growth Fund	2003	1999	2003	1995	1995	2003	1995	2003	1999	1995
Small Cap Growth Fund	2003	2000	2003	2000	2000	2003	2000	2003	2000	2000
Small Cap Value Fund	2003	1999	2003	1999	1999	2003	1999	2003	1999	1999
Small Company Growth Fund*	2003	2000	2003	2000	2000	2003	2000	2003	2000	2000
Utility Fund	2003	1999	2003	1995	1993	2003	1993	2003	1999	1993
Value Opportunities Fund	2003	2001	2003	2001	2001	2003	2001	2003	2001	2001

*	Had not commenced investment operations as of March 31, 2009.

TABLE E

YEAR OF ELECTION OR APPOINTMENT TO EACH FUND

	Officers
Fund Name	Chang	Klingert	Schuldt	Sullivan	Wood

Asset Allocation Conservative Fund	2006	2008	2007	2006	2008
Asset Allocation Growth Fund	2006	2008	2007	2006	2008
Asset Allocation Moderate Fund	2006	2008	2007	2006	2008
Core Equity Fund	2007	2008	2007	2007	2008
Global Growth Fund	2007	2008	2007	2007	2008
Leaders Fund	2005	2008	2007	2005	2008
Mid Cap Growth Fund	2003	2008	2007	1996	2008
Small Cap Growth Fund	2003	2008	2007	2000	2008
Small Cap Value Fund	2003	2008	2007	1999	2008
Small Company Growth Fund*	2003	2008	2007	2000	2008
Utility Fund	2003	2008	2007	1996	2008
Value Opportunities Fund	2003	2008	2007	2001	2008

*	Had not commenced investment operations as of March 31, 2009.

Board Committees

The Board of Trustees has three standing committees (an audit committee, a brokerage and services committee and a governance committee). Each committee is comprised solely of “Independent Trustees”, which is defined for purposes herein as trustees who: (1) are not “interested persons” of any Fund as defined by the 1940 Act and (2) are “independent” of each Fund as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.

The Board’s audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The audit committee makes recommendations to the Board of Trustees concerning the selection of each Fund’s independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of each Fund’s annual audit and considers any comments which the independent registered public accounting firm may have regarding each Fund’s financial statements, accounting records or internal controls. The Board of Trustees has adopted a formal written charter for the audit committee which sets forth the audit committee’s responsibilities. The audit committee has reviewed and discussed the financial statements of each Fund with management as well as with the independent registered public accounting firm of each Fund, and discussed with the independent registered public accounting firm the matters required to be discussed under the Statement of Auditing Standards No. 61. The audit committee has received the written disclosures and the letter from the independent registered public accounting firm required under Independence Standards Board Standard No. 1 and has discussed with the independent registered public accounting firm its independence. Based on this review, the audit committee recommended to the Board of Trustees of the Funds that each Fund’s audited financial statements be included in that Fund’s annual report to shareholders for the most recent fiscal year for filing with the SEC.

The Board’s brokerage and services committee consists of Linda Hutton Heagy, Hugo F. Sonnenschein and Suzanne H. Woolsey. The brokerage and services committee reviews each Fund’s allocation of brokerage transactions and soft-dollar practices and reviews the transfer agency and shareholder servicing arrangements with Investor Services.

The Board’s governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. The governance committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to each Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of the Funds select and nominate any other nominee Independent Trustees for each Fund. While the Independent Trustees of the Funds expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.

During each Fund’s last fiscal year, the Board of Trustees held 16 meetings. During each Fund’s last fiscal year, the audit committee of the Board held 4 meetings, the brokerage and services committee of the Board held 5 meetings and the governance committee of the Board held 3 meetings.

Shareholder Communications

Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communication directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either a Fund’s office or directly to such Board member(s) at the address specified for such trustee above. Other shareholder communications received by a Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Share Ownership

Excluding deferred compensation balances as described in the Compensation Table, as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust beneficially owned equity securities of each Fund and all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.

2008 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

Independent Trustees

Trustees
Dollar range of equity securities in each Fund	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey
Asset Allocation Conservative Fund	none	none	none	none	$1-$10,000	none	none	none	none
Asset Allocation Growth Fund	none	none	none	none	$1-$10,000	none	none	none	none
Asset Allocation Moderate Fund	none	none	none	none	$1-$10,000	none	none	none	none
Core Equity Fund	none	none	none	none	none	none	none	none	none
Global Growth Fund	none	none	none	none	none	none	none	none	none
Leaders Fund	none	none	none	none	$1-$10,000	none	none	none	none
Mid Cap Growth Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Small Cap Growth Fund	none	none	none	none	$50,001- $100,000	none	none	none	none
Small Cap Value Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Small Company Growth Fund*	none	none	none	none	none	none	none	none	none
Utility Fund	none	none	none	none	$1-$10,000	none	none	none	none
Value Opportunities Fund	$10,001- $50,000	none	none	none	$1-$10,000	none	none	none	none
Aggregate dollar range of equity securities in all registered investment companies overseen by trustee in the Fund Complex	$10,001- $50,000	$10,001- $50,000	over $100,000	$10,001- $50,000	over $100,000	$1- $10,000	$1- $10,000	$10,001- $50,000	$10,001- $50,000

Interested Trustee

Trustee
Dollar range of equity securities in each Fund	Whalen
Asset Allocation Conservative Fund	$1-$10,000
Asset Allocation Growth Fund	$1-$10,000
Asset Allocation Moderate Fund	$1-$10,000
Core Equity Fund	none
Global Growth Fund	none
Leaders Fund	$1-$10,000
Mid Cap Growth Fund	$1-$10,000
Small Cap Growth Fund	$1-$10,000
Small Cap Value Fund	$1-$10,000
Small Company Growth Fund*	none
Utility Fund	$1-$10,000
Value Opportunities Fund	$1-$10,000
Aggregate dollar range of equity securities in all registered investment companies overseen by trustee in the Fund Complex	over $100,000

* Had not commenced investment operations as of December 31, 2008.

Including deferred compensation balances (which are amounts deferred and thus retained by each Fund as described in the Compensation Table), as of December 31, 2008, the most recently completed calendar year prior to the date of this Statement of Additional Information, each trustee of the Trust had in the aggregate, combining beneficially owned equity securities and deferred compensation of each Fund and of all of the funds in the Fund Complex overseen by the trustee, the dollar range amounts specified below.

2008 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

Independent Trustees

Trustees
Dollar range of equity securities and deferred compensation in each Fund	Arch	Choate	Dammeyer	Heagy	Kennedy	Kerr	Nelson	Sonnenschein	Woolsey
Asset Allocation Conservative Fund	none	none	none	none	$1-$10,000	none	none	none	none
Asset Allocation Growth Fund	none	none	none	none	$1-$10,000	none	none	none	none
Asset Allocation Moderate Fund	none	none	none	none	$1-$10,000	none	none	none	none
Core Equity Fund	none	none	none	none	none	none	none	none	none
Global Growth Fund	none	none	none	none	none	none	none	none	none
Leaders Fund	none	none	none	none	$1-$10,000	none	none	none	none
Mid Cap Growth Fund	$50,001- $100,000	none	none	none	$10,001- $50,000	none	over $100,000	none	none
Small Cap Growth Fund	none	none	none	none	$50,001- $100,000	none	none	none	none
Small Cap Value Fund	none	none	none	none	$10,001- $50,000	none	none	none	none
Small Company Growth Fund*	none	none	none	none	none	none	none	none	none
Utility Fund	none	none	none	none	$1-$10,000	none	none	none	none
Value Opportunities Fund	$10,001- $50,000	none	none	none	$1-$10,000	none	none	none	none
Aggregate dollar range of equity securities and deferred compensation in all registered investment companies overseen by trustee in the Fund Complex	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	$10,001- $50,000

Interested Trustee

Trustee
Dollar range of equity securities and deferred compensation in each Fund	Whalen
Asset Allocation Conservative Fund	$1-$10,000
Asset Allocation Growth Fund	$1-$10,000
Asset Allocation Moderate Fund	$1-$10,000
Core Equity Fund	none
Global Growth Fund	none
Leaders Fund	$1-$10,000
Mid Cap Growth Fund	$1-$10,000
Small Cap Growth Fund	$1-$10,000
Small Cap Value Fund	$1-$10,000
Small Company Growth Fund*	none
Utility Fund	$1-$10,000
Value Opportunities Fund	$1-$10,000
Aggregate dollar range of equity securities and deferred compensation in all registered investment companies overseen by trustee in the Fund Complex	over $100,000

* Had not commenced investment operations as of December 31, 2008.

As of July 1, 2009, the trustees and officers of the Funds as a group owned less than 1% of the shares of each Fund.

Code of Ethics

Each Fund, the Adviser and the Distributor have adopted a Code of Ethics (the “Code of Ethics”) that sets forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by a Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of such Fund or other Van Kampen funds, and that such employees do not take unfair advantage of their relationship with such Fund. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of a Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

INVESTMENT ADVISORY AGREEMENTS

Each Fund and the Adviser are parties to an investment advisory agreement (each, an “Advisory Agreement”). Under each Advisory Agreement, a Fund retains the Adviser to manage the investment of such Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement such Fund’s investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services to such Fund, renders periodic reports to such Fund’s Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of such Fund if elected to such positions. Each Fund, however, bears the costs of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of such Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to a Fund for any error of judgment or of law, or for any loss suffered by such Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement between each Fund, except the Asset Allocation Funds and Leaders Fund, and the Adviser also provides that, in the event the expenses of a Fund for any fiscal year exceed the most restrictive expense limitation applicable in any jurisdiction in which such Fund’s shares are qualified for offer and sale (excluding any expenses permitted to be excluded from the computation under applicable law or regulation), the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay such Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the fiscal year.

During the fiscal years ended March 31, 2009, 2008 and 2007, the Adviser received the approximate advisory fees (net of fee waivers) from each of the Funds as set forth in the table below.

	Fiscal Year Ended March 31,
Fund Name	2009	2008	2007
Asset Allocation Conservative Fund	$0	$0	$0
Asset Allocation Growth Fund	0	0	0
Asset Allocation Moderate Fund	0	0	0
Core Equity Fund	0	0	N/A
Global Growth Fund	26,500	N/A	N/A
Leaders Fund(1)	0	0	0
Mid Cap Growth Fund	10,991,500	10,712,100	8,325,600
Small Cap Growth Fund	4,407,200	3,252,500	2,253,300
Small Cap Value Fund	2,806,200	2,752,800	2,153,900
Utility Fund	1,151,200	1,510,000	1,298,700
Value Opportunities Fund	1,098,900	2,003,600	1,919,000

(1)

Leaders Fund does not pay the Adviser a fee pursuant to the Advisory Agreement between such Fund and the Adviser, in recognition of the fact that under an investment advisory agreement between the Adviser and each of the Leaders Underlying Funds, each such Underlying Fund pays the Adviser a fee based on the assets of such Underlying Fund.

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

During the fiscal years ended March 31, 2009, 2008 and 2007, the Adviser waived the approximate advisory fees from the Funds as set forth in the table below.

	Fiscal Year Ended March 31,
Fund Name	2009	2008	2007

Asset Allocation Conservative Fund	$125,200	$44,000	$3,500
Asset Allocation Growth Fund	152,800	82,100	8,600
Asset Allocation Moderate Fund	235,500	87,600	7,200
Core Equity Fund	135,400	45,200	N/A
Global Growth Fund	26,500	N/A	N/A
Leaders Fund	0	0	0
Mid Cap Growth Fund	3,305,100	0	0
Small Cap Growth Fund	0	0	0
Small Cap Value Fund	0	0	0
Utility Fund	0	0	0
Value Opportunities Fund	0	0	0

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

Litigation Involving the Adviser

The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. In October 2006, pursuant to an order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the federal district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In July 2007, the district court granted plaintiff’s motion to remand the case back to Illinois state court. The Illinois state court denied defendants’ motion to dismiss the complaint in May 2008. Defendants sought an interlocutory appeal of that ruling but agreed to continue this motion in light of a similar appeal pending in the Illinois appellate court. The circuit court stayed discovery pending the outcome of that appeal. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

FUND MANAGEMENT

Other Accounts Managed by the Portfolio Managers as of March 31, 2009:

	Registered Investment Companies		Pooled Investment Vehicles other than Registered Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of		Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts		in Accounts

Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund
Mark A. Bavoso	6	$1.2 billion	0	$0	0		$0

Core Equity Fund
Gregory R. Lai	4	$1.5 billion	0	$0	869	*	$417.3 million
Stephen W. Pelensky	4	$1.5 billion	0	$0	5		$1.0 million
Michael A. Petrino	4	$1.5 billion	0	$0	5		$1.0 million
Jordan Floriani	4	$1.5 billion	0	$0	5		$1.0 million

Global Growth Fund
Kristian Heugh	2	$199.1 million	0	$0	0		$0
Alexander Umansky	1	$196.1 million	0	$0	1		$71.2 million

Leaders Fund
Mark A. Bavoso	6	$1.2 billion	0	$0	0		$0

Mid Cap Growth Fund
Dennis P. Lynch	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion
David S. Cohen	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion
Sam G. Chainani	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion
Alexander T. Norton	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion
Jason C. Yeung	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion
Armistead B. Nash	26	$10.4 billion	3	$764.8 million	3,862	*	$3.0 billion

Small Cap Growth Fund
Matthew Hart	1	$554.6 million	1	$20.3 million	2		$73.2 million
Justin A. Speer	1	$554.6 million	1	$20.3 million	2		$73.2 million

	Registered Investment Companies		Pooled Investment Vehicles other than Registered Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of		Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts		in Accounts

Small Value Growth Fund
Richard Glass	5	$1.1 billion	1	$74.9 million	918	*	$158.3 million
Alexander Yaggy	5	$1.1 billion	1	$74.9 million	918	*	$158.3 million

Utility Fund
Michael Nolan	9	$1.0 billion	0	$0	0		$0
Helen Krause	9	$1.0 billion	1	$5.0 million	1		$177.8 million
Arthur Robb	9	$1.0 billion	0	$0	0		$0

Value Opportunities Fund
Jason S. Leder	6	$9.2 billion	1	$229.8 million	6,823	*	$5.0 billion
Kevin C. Holt	6	$9.2 billion	1	$229.8 million	6,823	*	$5.0 billion
James N. Warwick	6	$9.2 billion	1	$229.8 million	6,823	*	$5.0 billion
Devin E. Armstrong	6	$9.2 billion	1	$229.8 million	6,823	*	$5.0 billion

*     Includes separate accounts managed under certain “wrap fee programs”.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over such Fund. Except as described above, the portfolio managers of each Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of such Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus;

•	Morgan Stanley’s Long-Term Incentive Compensation Program awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards or other investments based on Morgan Stanley common stock that are subject to vesting and other conditions;

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates;

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market index (or indices) for the funds/accounts managed by the portfolio manager. In the case of the Funds, each Fund’s investment performance is measured against the indices listed in each Fund’s Prospectus and against appropriate rankings or ratings prepared by Morningstar Inc. or similar independent services which monitor each Fund’s performance. Other funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such funds/accounts as set forth in such funds’/accounts’ disclosure materials and guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described in “Other Accounts Managed by the Portfolio Managers” above. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management Inc., and the overall performance of the investment team(s) of which the portfolio manager is a member.

Securities Ownership of Portfolio Managers

Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in each of Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund is shown below:

Mark A. Bavoso—None.

Core Equity Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Core Equity Fund is shown below:

Gregory R. Lai—$100,001-$500,000;

Stephen W. Pelensky—None;

Michael A. Petrino—None;

Jordan Floriani—$10,001-$50,000.

Global Growth Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Global Growth Fund is shown below:

Kristian Heugh—None;

Alexander Umansky—None.

Leaders Fund

As of March 31, 2009, the dollar range of securities beneficially owned by the portfolio manager in Leaders Fund is shown below:

Mark A. Bavoso—None.

Mid Cap Growth Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Mid Cap Growth Fund is shown below:

Dennis P. Lynch—None*;

David S. Cohen—None*;

Sam G. Chainani—None*;

Alexander T. Norton—None*;

Jason C. Yeung—None;

Armistead B. Nash—None.

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Small Cap Growth Fund

As of March 31, 2009, the dollar range of securities beneficially owned by the portfolio manager in Small Cap Growth Fund is shown below:

Matthew Hart—$10,001-$50,000;

Justin A. Speer—$1-$10,000.

Small Cap Value Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Small Cap Value Fund is shown below:

Richard Glass—None*;

Alexander Yaggy—None*.

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Utility Fund

As of March 31, 2009, the dollar range of securities beneficially owned by the portfolio manager in Utility Fund is shown below:

Michael Nolan—None;

Helen Krause—None;

Arthur Robb—None.

Value Opportunities Fund

As of March 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in Value Opportunities Fund is shown below:

Jason S. Leder—$100,001-$500,000;

Kevin C. Holt—$100,001-$50,000;

James N. Warwick—$1-$10,000;

Devin E. Armstrong—$1-$10,000.

OTHER AGREEMENTS

Accounting Services Agreement

Each Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services to such Fund supplementary to those provided by the custodian. Such services are expected to enable each Fund to more closely monitor and maintain its accounts and records. Each Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Legal Services Agreement

Each Fund and certain other Van Kampen funds have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of each fund’s minute books and records, preparation and oversight of each fund’s regulatory reports and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds distributed by the Distributor also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated among funds based on the type of fund and the relative net assets of the fund.

Chief Compliance Officer Employment Agreement

Each Fund has entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, serves as Chief Compliance Officer of such Fund and other Van Kampen funds. The Funds’ Chief Compliance Officer and his staff are responsible for administering the compliance policies and procedures of the Funds and other Van Kampen funds. Each Fund reimburses Morgan Stanley for the costs and expenses of such services, including compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. Each Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Fund Payments Pursuant to These Agreements

Pursuant to these agreements, Morgan Stanley or its affiliates have received from each Fund the following approximate amounts:

	Fiscal Year Ended March 31,
	2009	2008	2007
Asset Allocation Conservative Fund	$52,300	$41,700	$29,900
Asset Allocation Growth Fund	54,300	50,000	24,500
Asset Allocation Moderate Fund	58,300	46,600	25,500
Core Equity Fund	52,900	31,800	N/A
Global Growth Fund	42,200	N/A	N/A
Leaders Fund	69,500	69,400	50,600
Mid Cap Growth Fund	184,600	161,900	132,600
Small Cap Growth Fund	92,000	71,700	70,000
Small Cap Value Fund	84,500	74,000	72,400
Utility Fund	59,700	54,900	61,400
Value Opportunities Fund	62,100	63,600	69,400

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

DISTRIBUTION AND SERVICE

The Distributor acts as the principal underwriter of each Fund’s shares pursuant to a written agreement (each, a “Distribution and Service Agreement”). The Distributor has the exclusive right to distribute shares of each Fund through authorized dealers on a continuous basis. The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay for only such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. Each Distribution and Service Agreement is renewable from year to year if approved (a)(i) by a Fund’s Board of Trustees or (ii) by a vote of a majority of a Fund’s outstanding voting securities and (b) by a vote of a majority of trustees who are not parties to such Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. Each Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days’ written notice. The approximate total underwriting commissions on the sale of shares of each Fund for the last three fiscal years are shown in the chart below.

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	March 31, 2009		March 31, 2008		March 31, 2007
	Total	Amounts	Total	Amounts	Total	Amounts
	Underwriting	Retained by	Underwriting	Retained by	Underwriting	Retained by
Fund Name	Commissions	Distributor	Commissions	Distributor	Commissions	Distributor
Asset Allocation Conservative Fund	$974,800	$162,000	$782,000	$131,800	$105,300	$17,300
Asset Allocation Growth Fund	1,598,000	245,800	1,166,700	181,900	405,800	66,900
Asset Allocation Moderate Fund	2,278,600	367,000	1,795,100	298,400	417,100	66,900
Core Equity Fund	35,000	5,300	30,600	4,900	N/A	N/A
Global Growth Fund	1,700	200	N/A	N/A	N/A	N/A
Leaders Fund	1,618,900	239,400	4,339,000	662,800	4,379,400	668,900
Mid Cap Growth Fund	2,259,700	377,200	4,397,400	682,400	5,814,800	926,100
Small Cap Growth Fund	1,031,500	114,800	721,700	99,100	808,000	128,800
Small Cap Value Fund	787,500	113,900	1,189,300	183,700	751,600	115,600
Utility Fund	191,400	29,500	444,400	70,500	281,000	45,600
Value Opportunities Fund	98,200	16,100	363,400	61,300	643,300	104,900

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

With respect to sales of Class A Shares of each Fund, the total sales charges and concessions reallowed to authorized dealers at the time of purchase are as follows:

Class A Shares Sales Charge Table

	Total Sales Charge		Reallowed
	As % of	As % of	To Dealers
	Offering	Net Amount	As a % of
Size of Investment	Price	Invested	Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	*	*	*

*       No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments a Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. The eighteen-month period ends on the first business day of the nineteenth month after the purchase date. A commission or transaction fee may be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of a Fund’s assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. For Core Equity Fund only, no commission will be paid on such investments by retirement plans of the type described in the Prospectus of such Funds in the section entitled “Purchase of Shares — Other Purchase Programs — Net asset value purchase options” option (7). Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by a Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses.

With respect to sales of Class B Shares and Class C Shares of a Fund, a commission or transaction fee generally will be paid by the Distributor at the time of purchase directly out of the Distributor’s assets (and not out of a Fund’s assets) to authorized dealers who initiate and are responsible for such purchases computed based on a percentage of the dollar value of such shares sold of 4.00% on Class B Shares and 1.00% on Class C Shares.

Proceeds from any contingent deferred sales charge and any distribution fees on Class B Shares and Class C Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of such Fund’s shares, such as the payment to authorized dealers for selling such shares. With respect to Class C Shares, the authorized dealers generally receive from the Distributor ongoing distribution fees of up to 0.75% of the average daily net assets of a Fund’s Class C Shares annually commencing in the second year after purchase.

With respect to Class I Shares, there are no sales charges paid by investors. Commissions or transaction fees may be paid by the Distributor to authorized dealers.

With respect to Class R Shares, there are no sales charges paid by investors and no commissions or transaction fees paid to authorized dealers. Distribution fees on Class R Shares of a Fund are paid to the Distributor and are used by the Distributor to defray its distribution related expenses in connection with the sale of such Fund’s Class R Shares. With respect to Class R Shares, the authorized dealers generally receive from the Distributor the ongoing distribution fees of up to 0.50% of the average daily net assets of a Fund’s Class R Shares.

Each Fund has adopted a distribution plan (the “Distribution Plan”) with respect to each of its Class A Shares, Class B Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Each Fund also adopted a service plan (the “Service Plan”) with respect to each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares. There is no distribution plan or service plan in effect for Class I Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the “Plans.” The Plans provide that a Fund may spend a portion of such Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through the Distribution and Service Agreement with the Distributor of each such class of a Fund’s shares, sub-agreements between the Distributor and members of FINRA who are acting as securities dealers and FINRA members or eligible non-members who are acting as brokers or agents and similar agreements between a Fund and financial intermediaries who are acting as brokers (collectively, “Selling Agreements”) that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding a Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of a Fund are referred to herein as “financial intermediaries.”

Certain financial intermediaries may be prohibited under law from providing certain underwriting or distribution services. If a financial intermediary was prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a financial intermediary would result in any material adverse consequences to the Funds.

The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which each Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the trustees, and also by a vote of the disinterested trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to any class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the trustees and also by the disinterested trustees. Each of the Plans may be terminated with respect to any class of shares at any time by a vote of a majority of the disinterested trustees or by a vote of a majority of the outstanding voting shares of such class.

For Class A Shares and Class R Shares in any given year in which the Plans are in effect, the Plans generally provide for each Fund to pay the Distributor the lesser of (i) the amount of the Distributor’s actual expenses incurred during such year less, with respect to Class A Shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the Prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent the Distributor’s actual net expenses in a given year are less than the plan fees for such year, a Fund only pays the actual net expenses. Alternatively, to the extent the Distributor’s actual net expenses in a given year exceed the plan fees for such year, a Fund only pays the plan fees for such year. For Class A Shares and Class R Shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.

The Plans for Class B Shares and Class C Shares are similar to the Plans for Class A Shares and Class R Shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by a Fund so long as the Plans remain in effect. Thus, for each of the Class B Shares and Class C Shares, in any given year in which the Plans are in effect, the Plans generally provide for a Fund to pay the Distributor the lesser of (i) the applicable amount of the Distributor’s actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by such Fund for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, each Fund does not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.

Because of fluctuations in net asset value, the plan fees with respect to a particular Class B Share or Class C Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

As of March 31, 2009, the unreimbursed distribution-related expenses with respect to Class B Shares and Class C Shares, and the percentage of each Fund’s net assets attributable to Class B Shares and Class C Shares are represented below.

	B Shares		C Shares
		Approximate		Approximate
	Approximate	Percentage of	Approximate	Percentage of
	Unreimbursed	Fund’s Net	Unreimbursed	Fund’s Net
Fund Name	Distribution	Assets	Distribution	Assets
Asset Allocation Conservative Fund	$190,200	1.63%	$300		†
Asset Allocation Growth Fund	454,400	2.86%	22,100		†
Asset Allocation Moderate Fund	441,800	2.21%	20,000		†
Core Equity Fund	3,100	†	500		†
Global Growth Fund	0	0.00%	0	0.00%
Leaders Fund	1,677,200	4.62%	6,600		†
Mid Cap Growth Fund	0	0.00%	108,800		†
Small Cap Growth Fund	0	0.00%	97,600		†
Small Cap Value Fund	0	0.00%	162,400		†
Utility Fund	280,600	1.66%	71,800		†
Value Opportunities Fund	108,700	1.19%	0	0.00%

† Amount is less than 1.00%.

N/A — Not Applicable. Such Fund had not commenced investment operations as of such date.

If the Plans are terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by such Fund or recovered through contingent deferred sales charges.

Because each Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the contingent deferred sales charge applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares.

For the fiscal year ended March 31, 2009, the Distributor received aggregate fees under the Plans as follows:

			Amounts Paid to Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid
	Fiscal Year	Percentage of	Transaction	to Financial
	Ended	Average	Fees Paid to	Intermediaries
	March 31,	Daily Net	Financial	for Servicing and
Fund Name	2009	Assets	Intermediaries	Administering Plans
Asset Allocation Conservative Fund
Class A Shares	$142,344	$0.25%	$0	$142,344
Class B Shares	102,237	1.00%	76,678	25,559
Class C Shares	155,808	0.97%	116,856	38,952

			Amounts Paid to Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid
	Fiscal Year	Percentage of	Transaction	to Financial
	Ended	Average	Fees Paid to	Intermediaries
	March 31,	Daily Net	Financial	for Servicing and
Fund Name	2009	Assets	Intermediaries	Administering Plans
Asset Allocation Growth Fund
Class A Shares	184,798	0.25%	0	184,798
Class B Shares	165,394	1.00%	124,045	41,349
Class C Shares	110,991	1.00%	83,243	27,748
Asset Allocation Moderate Fund
Class A Shares	293,831	0.25%	0	293,831
Class B Shares	200,541	1.00%	150,406	50,135
Class C Shares	191,811	1.00%	143,858	47,953
Core Equity Fund
Class A Shares	9,184	0.25%	0	9,184
Class B Shares	4,320	1.00%	3,240	1,080
Class C Shares	4,172	0.95%	3,071	1,101
Class R Shares	355	0.50%	178	177
Global Growth Fund
Class A Shares	735	0.25%	0	735
Class B Shares	176	0.31%	36	140
Class C Shares	36	0.06%	27	9
Class R Shares	269	0.50%	135	134
Leaders Fund
Class A Shares	403,616	0.25%	0	403,616
Class B Shares	513,444	1.00%	385,083	128,361
Class C Shares	327,461	1.00%	245,596	81,865
Mid Cap Growth Fund
Class A Shares	2,808,576	0.25%	0	2,808,576
Class B Shares	1,391,345	0.64%	846,679	544,666
Class C Shares	988,558	1.00%	741,418	247,140
Class R Shares	264	0.36%	81	183
Small Cap Growth Fund
Class A Shares	$954,448	0.25%	$0	$954,448
Class B Shares	318,136	0.91%	230,786	87,351
Class C Shares	437,501	1.00%	328,126	109,375
Small Cap Value Fund
Class A Shares	648,144	0.25%	0	648,144
Class B Shares	244,024	0.41%	93,791	150,233
Class C Shares	630,717	1.00%	473,038	157,679

			Amounts Paid to Reimburse Distributor
			for the Following Payments:
			Commissions &	Fees Paid
	Fiscal Year	Percentage of	Transaction	to Financial
	Ended	Average	Fees Paid to	Intermediaries
	March 31,	Daily Net	Financial	for Servicing and
Fund Name	2009	Assets	Intermediaries	Administering Plans
Utility Fund
Class A Shares	329,928	0.25%	0	329,928
Class B Shares	312,454	1.00%	234,341	104,225
Class C Shares	138,967	1.00%	78,114	34,742
Value Opportunities Fund
Class A Shares	183,533	0.25%	0	183,533
Class B Shares	162,910	1.00%	122,182	40,728
Class C Shares	120,778	0.93%	90,583	30,195

N/A — Not Applicable. The Fund had not commenced investment operations as of such date.

In addition to reallowances or commissions described above, the Distributor may from time to time implement programs under which an authorized dealer’s sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any authorized dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the authorized dealer at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of a Fund or other Van Kampen funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley Smith Barney LLC (“Morgan Stanley Smith Barney”) and certain unaffiliated brokers, dealers or other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and/or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley Smith Barney and to other Intermediaries for, among others things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary’s financial advisors and consultants, providing assistance in the ongoing training and educating of the Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley Smith Barney, these payments currently include the following amounts, which are payable in accordance with the applicable compensation structure with respect to (i) the Morgan

Stanley channel of Morgan Stanley Smith Barney or (ii) the Smith Barney channel of Morgan Stanley Smith Barney:

(1)

On Class A Shares, Class B Shares and Class C Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record (and Class R Shares for which the Adviser and/or the Distributor are not engaged in revenue sharing with a 401(k) platform provider):

	•	an amount up to 0.11% of the value (at the time of sale) of gross sales of such shares; and

•

an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares, which is paid only to the extent assets held in certain Van Kampen Funds exceed $600 million.

(2)

On Class I Shares held directly in traditional brokerage accounts in the Morgan Stanley channel of Morgan Stanley Smith Barney or held in non-Morgan Stanley Smith Barney accounts where the Morgan Stanley channel of Morgan Stanley Smith Barney is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.05% of the total average monthly net asset value of such shares.

(3)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held directly in traditional brokerage accounts in the Smith Barney channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.12% of the total average monthly net asset value of such shares.

(4)

On Class A Shares, Class B Shares, Class C Shares and Class I Shares held in taxable accounts through any fee-based advisory program offered by the Morgan Stanley channel of Morgan Stanley Smith Barney, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

(5)

On shares held in an account through certain 401(k) platforms in the Morgan Stanley channel of Morgan Stanley Smith Barney’s Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)	On shares held in Intermediary accounts, other than those held through Intermediary 401(k) platforms:

	•	an amount up to 0.25% of the value (at the time of sale) of gross sales of such shares; and/or

	•	an ongoing annual fee in an amount up to 0.15% of the total average monthly net asset value of such shares.

(2)	On shares held in accounts through certain Intermediary 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley Smith Barney or other Intermediaries may provide Morgan Stanley Smith Barney or other Intermediaries, and/or their financial advisors or other salespersons, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley Smith Barney or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley Smith Barney or any other Intermediary as to its compensation.

TRANSFER AGENT

The Fund has entered into a transfer agency and service agreement with Investor Services, pursuant to which Investor Services serves as the Fund’s transfer agent, shareholder service agent and dividend disbursing agent. As consideration for the services it provides, Investor Services receives transfer agency fees in amounts that are determined through negotiations with the Fund and are approved by the Fund’s Board of Trustees. The transfer agency fees are based on competitive benchmarks. The Fund and Investor Services may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Fund. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Investor Services.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of each Fund’s portfolio business, the policies and practices in this regard are subject to review by each Fund’s Board of Trustees.

The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to each Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm’s reliability, integrity and financial condition and the firm’s execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. In selecting among firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. In certain instances, the Adviser may instruct certain broker-dealers to pay for research services provided by executing brokers or third party research providers, which are selected independently by the Adviser. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to a Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser’s receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). When a particular item (such as proxy services) has both research and non-research related uses, the Adviser will make a reasonable allocation of the cost of the item between the research and non-research uses and may pay for the portion of the cost allocated to research uses with commissions. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts and/or accounts managed by its affiliates that are registered investment advisers; not all of such services may be used by the Adviser in connection with a Fund. To the extent that the Adviser receives these services from broker-dealers, it will not have to pay for these services itself.

The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms (and futures commission merchants) affiliated with the Funds, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Funds’ shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of such Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

Certain broker-dealers (and futures commission merchants), through which the Funds may effect securities (or futures) transactions, are affiliated persons (as defined in the 1940 Act) of the Funds or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Funds’ Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Funds must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities or instruments during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for each Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

Unless otherwise described below, each Fund paid no commissions to affiliated brokers during the last three fiscal years. Each Fund paid the following commissions to brokers during the fiscal years shown:

	Asset
	Allocation	Asset	Asset		Global
Fiscal Year Ended	Conservative	Allocation	Allocation	Core	Growth
March 31, 2009	Fund	Growth Fund	Moderate Fund	Equity Fund	Fund
Total brokerage commissions	$9,530	$10,602	$20,074	$37,843	$7,850
Commissions with Morgan Stanley & Co.	0	0	0	0	62
Commissions with Morgan Stanley DW Inc.	0	0	0	0	0
Percentage of commissions with affiliate to total commissions	0.00%	0.00%	0.00%	0.00%	0.80%
Percentage of total value of brokerage transactions with affiliate	0.00%	0.00%	0.00%	0.00%	0.06%
Commission paid for research services provided to Adviser	9,530	10,602	20,074	37,823	93,060
Value of research transactions	19,759,764	15,436,076	35,392,707	52,749,430	56,535,100

						Value
	Leaders	Mid Cap	Small Cap	Small Cap		Opportunities
	Fund	Growth Fund	Growth Fund	Value Fund	Utility Fund	Fund
Total brokerage commissions	$0	$1,178,431	$3,598,244	$1,082,713	$357,034	$463,692
Commissions with Morgan Stanley & Co.	0	21,144	0	0	4,319	0
Commissions with Morgan Stanley DW Inc.	0	0	211,642	7,570	0	166,369
Percentage of commissions with affiliate to total commissions	0.00%	1.79%	5.88%	0.70%	1.21%	35.88%
Percentage of total value of brokerage transactions with affiliate	0.00%	0.14%	1.06%	0.03%	0.48%	1.49%
Commission paid for research services provided to Adviser	0	1,009,454	3,459,009	1,006,304	122,421	455,309
Value of research transactions	0	835,985,624	2,380,321,214	455,692,954	161,447,746	126,354,824

	Asset
	Allocation	Asset	Asset		Global
Fiscal Year Ended	Conservative	Allocation	Allocation	Core	Growth
March 31, 2008	Fund	Growth Fund	Moderate Fund	Equity Fund	Fund
Total brokerage commissions	$3,458	$8,108	$8,392	$3,396	N/A
Commissions with Morgan Stanley & Co.	0	0	0	14	N/A
Commissions with Morgan Stanley DW Inc.	0	0	0	0	N/A
Percentage of commissions with affiliate to total commissions	0.00%	0.00%	0.00%	0.41%	N/A
Percentage of total value of brokerage transactions with affiliate	0.00%	0.00%	0.00%	0.08%	N/A
Commission paid for research services provided to Adviser	3,458	8,108	8,392	3,382	N/A
Value of research transactions	1,456,094	3,402,472	3,527,606	16,923,300	N/A

						Value
	Leaders	Mid Cap	Small Cap	Small Cap	Utility	Opportunities
	Fund	Growth Fund	Growth Fund	Value Fund	Fund	Fund
Total brokerage commissions	$0	$1,320,332	$1,635,060	$441,604	$88,968	$428,348
Commissions with Morgan Stanley & Co.	0	87,547	0	0	0	30,705
Commissions with Morgan Stanley DW Inc.	0	0	33,300	1,343	8,078	0
Percentage of commissions with affiliate to total commissions	0.00%	6.63%	2.04%	0.30%	9.08%	7.17%
Percentage of total value of brokerage transactions with affiliate	0.00%	0.70%	0.51%	0.01%	0.30%	0.38%
Commission paid for research services provided to Adviser	0	1,151,791	1,496,627	359,894	71,700	379,622
Value of research transactions	0	1,459,899,127	1,395,186,727	247,951,168	99,104,024	215,349,074

	Asset
	Allocation	Asset	Asset		Global
Fiscal Year Ended	Conservative	Allocation	Allocation	Core	Growth
March 31, 2007	Fund	Growth Fund	Moderate Fund	Equity Fund	Fund
Total brokerage commissions	$0	$0	$0	N/A	N/A
Commissions with Morgan Stanley & Co.	0	0	0	N/A	N/A
Commissions with Morgan Stanley DW Inc.	0	0	0	N/A	N/A
Percentage of commissions with affiliate to total commissions	N/A	N/A	N/A	N/A	N/A
Percentage of total value of brokerage transactions with affiliate	N/A	N/A	N/A	N/A	N/A
Commission paid for research services provided to Adviser	0	0	0	N/A	N/A
Value of research transactions	0	0	0	N/A	N/A

						Value
	Leaders	Mid Cap	Small Cap	Small Cap	Utility	Opportunities
	Fund	Growth Fund	Growth Fund	Value Fund	Fund	Fund
Total brokerage commissions	$0	$1,557,856	$2,216,672	$378,795	$109,212	$510,409
Commissions with Morgan Stanley & Co.	0	19,924	0	0	0	11,317
Commissions with Morgan Stanley DW Inc.	0	0	72,312	162	48,426	0
Percentage of commissions with affiliate to total commissions	0.00%	1.28%	3.26%	0.04%	44.34%	2.22%
Percentage of total value of brokerage transactions with affiliate	0.00%	0.65%	1.06%	0.00%	7.31%	0.09%
Commission paid for research services provided to Adviser	0	2,434,354	1,971,946	290,786	80,818	429,758
Value of research transactions	0	1,374,584,923	1,356,188,631	203,848,937	69,693,070	205,177,173

N/A = Not Applicable. Such Fund had not commenced investment operations as of such date.

SHAREHOLDER SERVICES

Each Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. The following information supplements the section in each Fund’s Prospectuses captioned “Shareholder Services.”

Investment Account

Each shareholder has an investment account under which the investor’s shares of a Fund are held by Investor Services, each Fund’s transfer agent. Investor Services performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Except as described in the Prospectus and this Statement of Additional Information, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Van Kampen funds will receive statements quarterly from Investor Services showing any reinvestments of dividends and capital gain dividends and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gain dividends and systematic purchases or redemptions. Additional shares may be purchased at any time through authorized dealers or by mailing a check and detailed instructions directly to Investor Services.

Share Certificates

Generally, the Funds will not issue share certificates. However, upon written or telephone request to a Fund, a share certificate will be issued representing shares (with the exception of fractional shares) of such Fund. A shareholder will be required to surrender such certificates upon an exchange or redemption of the shares represented by the certificate. In addition, if such certificates are lost the shareholder must write to Van Kampen Funds Inc., c/o Investor Services, P.O. Box 219286, Kansas City, Missouri 64121-9286, requesting an “Affidavit of Loss” and obtain a Surety Bond in a form acceptable to Investor Services. On the date the letter is received, Investor Services will calculate the fee for replacing the lost certificate equal to no more than 1.50% of the net asset value of the issued shares, and bill the party to whom the replacement certificate was mailed.

Retirement Plans

Eligible investors may establish individual retirement accounts (“IRAs”); SEP; SIMPLE IRAs; or other pension or profit sharing plans. Documents and forms containing detailed information regarding these plans are available from the Distributor.

Automated Clearing House (“ACH”) Deposits

Shareholders can use ACH to have redemption proceeds up to $50,000 deposited electronically into their bank accounts. Redemption proceeds transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. To utilize this option, the shareholder’s bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application form. The shareholder must also include a voided check or deposit slip from the bank account into which redemption proceeds are to be deposited together with the completed application. Once Investor Services has received the application and the voided check or deposit slip, such shareholder’s designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing Investor Services or by calling (800) 847-2424.

Dividend Diversification

A shareholder may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424, to have all dividends and capital gain dividends paid on a class of shares of a Fund invested into shares of the same class of any of the Participating Funds (as defined in the Prospectus) so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g., IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from such Fund.

Systematic Withdrawal Plan

A shareholder may establish a monthly, quarterly, semiannual or annual withdrawal plan if the shareholder owns shares in a single account valued at $5,000 or more at the next determined net asset value per share at the time the plan is established. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each payment represents the proceeds of a redemption of shares on which any capital gain or loss will be recognized. The plan holder may arrange for periodic checks in any amount not less than $25. Such a systematic withdrawal plan may also be maintained by an investor purchasing shares for a retirement plan and may be established on a form made available by a Fund. See “Shareholder Services — Retirement Plans.”

Class B Shareholders and Class C Shareholders (as well as Class A Shareholders subject to a contingent deferred sales charge) who establish a systematic withdrawal plan may redeem up to 12% annually of the shareholder’s initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder’s investment at the time the plan is established.

Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain dividends on shares held in accounts with systematic withdrawal plans are reinvested in additional shares at the next determined net asset value per share. If periodic withdrawals continuously exceed reinvested dividends and capital gain dividends, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Redemptions made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event. Each Fund reserves the right to amend or terminate the systematic withdrawal program upon 30 days’ notice to its shareholders.

Reinstatement Privilege

A Class A Shareholder or Class B Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class A Shares of any Participating Fund. A Class C Shareholder who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class C Shares of any Participating Fund with credit given for any contingent deferred sales charge paid on the amount of shares reinstated from such redemption, provided that such shareholder has not previously exercised this reinstatement privilege with respect to Class C Shares of such Fund. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the contingent deferred sales charge (if any) to subsequent redemptions. Reinstatements are made at the net asset value per share (without a sales charge) next determined after the order is received, which must be made within 180 days after the date of the redemption, provided that shares of the Participating Fund into which shareholders desire to reinstate their net proceeds of a redemption of shares of a Fund are available for sale. Reinstatement at net asset value per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on their borrowings on such plans, provided that shares of the Participating Fund are available for sale. There is no reinstatement privilege for Class R Shares or Class I Shares of a Fund. Any gain or loss realized by the shareholder upon redemption of shares is a taxable event regardless of whether the shareholder reinstates all or any portion of the net proceeds of the redemption. Any such loss may be disallowed, to the extent of the reinstatement, under the so-called “wash sale” rules if the reinstatement occurs within 30 days after such redemption. In that event, the shareholder’s tax basis in the shares acquired pursuant to the reinstatement will be increased by the amount of the disallowed loss, and the shareholder’s holding period for such shares will include the holding period for the redeemed shares.

REDEMPTION OF SHARES

Redemptions are not made on days during which the New York Stock Exchange (the “Exchange”) is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

In addition, if the Funds’ Board of Trustees determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of a Fund, such Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by such Fund in lieu of cash in conformity with applicable rules of the SEC. A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder’s disposition of such in-kind securities.

CONTINGENT DEFERRED SALES CHARGE-CLASS A

As described in each Fund’s Prospectus under “Purchase of Shares—Class A Shares,” there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge (“CDSC-Class A”) may be imposed on certain redemptions made within eighteen months of purchase. For purposes of the CDSC-Class A, when shares of a Participating Fund are exchanged for shares of another Participating Fund, the purchase date for the shares acquired by exchange will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC-Class A rather than a front-end load sales charge. In determining whether a CDSC-Class A is payable, it is assumed that shares being redeemed first are any shares in the shareholder’s account not subject to a CDSC-Class A, followed by shares held the longest in the shareholder’s account. The CDSC-Class A is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC-Class A is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC-Class A is assessed on shares derived from reinvestment of dividends or capital gain dividends.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES

As described in each Fund’s Prospectus under “Redemption of Shares,” redemptions of Class B Shares and Class C Shares will be subject to a contingent deferred sales charge (“CDSC-Class B and C”). The CDSC-Class A (defined above) and CDSC-Class B and C are waived on redemptions in the circumstances described below:

Redemption Upon Death or Disability

Each Fund will waive the CDSC-Class A and the CDSC-Class B and C on redemptions following the death or disability of a Class A Shareholder, a Class B Shareholder or a Class C Shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person “is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.” While the Funds do not specifically adopt the balance of the Code’s definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC-Class A or the CDSC-Class B and C.

In cases of death or disability, the CDSC-Class A and the CDSC-Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC-Class A and the CDSC-Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

Redemption in Connection with Certain Distributions from Retirement Plans

A Fund will waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The CDSC-Class A and the CDSC-Class B and C will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more Participating Funds; in such event, as described below, a Fund will “tack” the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC-Class A or CDSC-Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC-Class A and the CDSC-Class B and C also will be waived on any redemption which results from the return of an excess contribution or other contribution pursuant to Code Section 408(d)(4) or (5), the return of excess contributions or excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2) or the financial hardship of the employee pursuant to U.S. Treasury regulation Section 1.401(k)-1(d)(2). In addition, the CDSC-Class A and the CDSC-Class B and C will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

Each Fund does not intend to waive the CDSC-Class A or the CDSC-Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

Redemption Pursuant to a Fund’s Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan with respect to the shareholder’s investment in a Fund. Under the systematic withdrawal plan, a dollar amount of a participating shareholder’s investment in a Fund will be redeemed systematically by such Fund on a periodic basis, and the proceeds sent to the designated payee of record. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the systematic withdrawal plan.

The amount of the shareholder’s investment in a Fund at the time the plan is established with respect to such Fund is hereinafter referred to as the “initial account balance.” If the initial account balance is $1 million or more and the shareholder purchased Class A Shares without a sales charge, those Class A Shares will, in most instances, be subject to a CDSC-Class A if redeemed within eighteen months of their date of purchase. However, if the shareholder participates in a systematic withdrawal program as described herein, any applicable CDSC-Class A will be waived on those Class A Shares. The amount to be systematically redeemed from a Fund without the imposition of a CDSC-Class A and CDSC-Class B and C may not exceed a maximum of 12% annually of the shareholder’s initial account balance. Each Fund reserves the right to change the terms and conditions of the systematic withdrawal plan and the ability to offer the systematic withdrawal plan.

No Initial Commission or Transaction Fee

A Fund will waive the CDSC-Class A in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class A Shares. A Fund will waive the CDSC-Class B and C in certain 401(k) plans in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of Class B Shares and Class C Shares. See “Purchase of Shares—Waiver of Contingent Deferred Sales Charge” in the Prospectus.

Involuntary Redemptions of Shares

Each Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the value of the account up to the required minimum balance. Each Fund will waive the CDSC-Class A and the CDSC-Class B and C upon such involuntary redemption.

Redemption by Adviser

A Fund expects to waive the CDSC-Class A and the CDSC-Class B and C when a total or partial redemption is made by the Adviser with respect to its investments in such Fund.

TAXATION

Federal Income Taxation of the Funds

The following discussion and the taxation discussion in the Prospectuses are summaries of certain federal income tax considerations affecting the Funds and their shareholders. The discussions reflect applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. These discussions assume that each Fund’s shareholders hold their shares as capital assets for federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all federal income tax considerations affecting each Fund and its shareholders, and the discussions set forth herein and in the Prospectuses do not constitute tax advice. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Counsel to the Funds has not rendered any legal opinion regarding any tax consequences relating to the Funds or their shareholders. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. Shareholders must consult their own tax advisers regarding the federal income tax consequences of an investment in each Fund as well as state, local and foreign tax considerations and any proposed tax law changes.

Each Fund and Underlying Fund will be treated as a separate corporation for federal income tax purposes. Each Fund and Underlying Fund intends to qualify as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Fund and Underlying Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

If a Fund or an Underlying Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss), and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. Each Fund and Underlying Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. A Fund or an Underlying Fund will not be subject to federal income tax on any net capital gain distributed to its shareholders and designated as capital gain dividends.

To avoid a nondeductible 4% excise tax, each Fund and Underlying Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, a Fund or an Underlying Fund will be treated as having been distributed.

If a Fund or an Underlying Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund or Underlying Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. If an Underlying

Fund failed to qualify as a regulated investment company in any taxable year (and therefore were taxed as an ordinary corporation), then any Fund investing in that Underlying Fund also could fail to qualify as a regulated investment company due to a violation of the asset diversification requirements applicable to regulated investment companies. In addition, such Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

Each Fund’s and each Underlying Fund’s investment practices may be subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gain or “qualified dividend income” into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause such Fund or Underlying Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and/or (vii) produce income that will not qualify as good income for purposes of the annual gross income requirement that such Fund or Underlying Fund must meet to be treated as a regulated investment company. Each such Fund and Underlying Fund intends to monitor its transactions and may make certain tax elections or take other actions to mitigate the effect of these provisions and prevent disqualification of such Fund or Underlying Fund as a regulated investment company.

Investments of a Fund or an Underlying Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, a fund generally will be required to accrue as income each year a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, a Fund or Underlying Fund may have to borrow money and/or dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations held by a Fund or an Underlying Fund may constitute taxable income when distributed to its shareholders.

Passive Foreign Investment Companies

Each Fund, except for the Asset Allocation Funds and Leaders Fund, and certain Underlying Funds may invest in non-U.S. corporations that could be classified as “passive foreign investment companies” as defined for federal income tax purposes. For federal income tax purposes, such an investment may, among other things, cause a Fund or an Underlying Fund to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

Distributions to Shareholders

Distributions of a Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of a Fund’s net capital gains designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder.

Current law provides for reduced federal income tax rates on (1) long-term capital gains received by individuals and certain other non-corporate taxpayers and (2) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations. The reduced rates for long-term capital gains and “qualified dividend income” cease to apply for taxable years beginning after December 31, 2010. Fund shareholders, as well as each Fund and each Underlying Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” to apply. Because each Fund, except the Asset Allocation Funds and Leaders Fund, intends to invest a portion of its assets in common stocks and/or other equity securities, a portion of the ordinary income dividends paid by such fund should be eligible for the reduced rates applicable to “qualified dividend income.” In addition, because the Asset Allocation Funds and Leaders Fund may invest a portion of their assets in Underlying Funds which invest in common stocks and other equity securities, a portion of the ordinary income dividends paid by the Asset Allocation Funds and Leaders Fund may be eligible for the reduced rate applicable to “qualified dividend income.” No assurance can be given as to what percentage of the ordinary income dividends paid by a Fund or an Underlying Fund will consist of “qualified dividend income.” Because certain Underlying Funds intend to invest primarily in debt securities, ordinary income dividends paid by each such Underlying Fund to an Asset Allocation Fund or Leaders Fund generally will not be eligible for the reduced rate applicable to “qualified dividend income.” To the extent that distributions from a Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains. For a summary of the maximum tax rates applicable to capital gains (including capital gain dividends), see “Capital Gains Rates” below.

Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The tax basis of such shares will equal their fair market value on the distribution date.

Certain types of income that a Fund may receive from REITs or other investments (including amounts that a Fund receives from Underlying Funds) may cause such Fund to designate some or all of its distributions as “excess inclusion income.” In the hands of such Fund’s shareholders, such excess inclusion income (i) may constitute taxable income as “unrelated business taxable income,” for those shareholders that would otherwise be tax-exempt (such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities), (ii) may not be offset by net operating losses for tax purposes, (iii) may not be eligible for reduced U.S. withholding tax rates for Non-U.S. Shareholders (as defined below) even under an otherwise applicable income tax treaty and (iv) may cause such Fund to be subject to tax if certain “disqualified organizations,” as defined by the Code (including, but not limited to, certain governments, governmental agencies and charitable remainder trusts), are shareholders of such Fund. Tax-exempt shareholders and Non-U.S. Shareholders should consult their tax advisors about the application of these rules to their particular tax situations.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. Some portion of the distributions from each Fund and certain Underlying Funds may be eligible for the corporate dividends received deduction if such Fund or Underlying Fund receives qualifying dividends during the year and if certain requirements of the Code are satisfied. Distributions from certain Underlying Funds generally will not be eligible for the corporate dividends received deduction.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year, will be treated as having been distributed by a Fund and received by the shareholders on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and generally treated as paid by such Fund (except for purposes of the nondeductible 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

Income from investments in foreign securities received by a Fund or an Underlying Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes generally will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of Global Growth Fund or certain Underlying Funds may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the value of Global Growth Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations and Global Growth Fund meets certain holding period requirements, Global Growth Fund will be eligible to file, and may file, an election with the IRS pursuant to which shareholders of Global Growth Fund will be required (i) to include their respective pro rata portions of such taxes in their U.S. income tax returns as gross income and (ii) to treat such respective pro rata portions as taxes paid by them. Each shareholder of Global Growth Fund will be entitled, subject to certain limitations, either to deduct his pro rata portion of such foreign taxes in computing his taxable income or to credit them against his federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder of Global Growth Fund who does not itemize deductions. Each shareholder of Global Growth Fund will be notified annually regarding whether the foreign taxes paid by Global Growth Fund will “pass through” for that year and, if so, such notification will designate (i) the shareholder’s portion of the aggregate foreign taxes paid and (ii) the portion of the dividends that represent income derived from sources within foreign countries. The amount of foreign taxes for which a shareholder of Global Growth Fund may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed such shareholder’s federal income tax attributable to such shareholder’s foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including “passive income,” which includes dividends and interest. Because the application of the foregoing rules depends on the particular circumstances of each shareholder, shareholders are urged to consult their tax advisors.

Certain foreign currency gains or losses attributable to currency exchange rate fluctuations are treated as ordinary income or loss. Such income or loss will increase or decrease (or possibly eliminate) a Fund’s or an Underlying Fund’s income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, a Fund’s or an Underlying Fund’s income available for distribution is decreased or eliminated, all or a portion of the dividends declared by such Fund or Underlying Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gains. Generally, a shareholder’s tax basis in a Fund’s shares will be reduced to the extent that an amount distributed to such shareholder is treated as a return of capital.

Sale of Shares

The sale of shares in connection with a redemption or repurchase of shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize a capital gain or capital loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. For a summary of the maximum tax rates applicable to capital gains, see “Capital Gains Rates” below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Capital Gains Rates

The maximum tax rate applicable to short-term capital gains recognized by all taxpayers is 35%. Under current law, the maximum tax rate applicable to long-term capital gains recognized by individuals and certain other non-corporate taxpayers is 15% (20% for long-term capital gains recognized in taxable years beginning after December 31, 2010). The maximum tax rate applicable to long-term capital gains recognized by corporate taxpayers is 35%.

Withholding on Payments to Non-U.S. Shareholders

For purposes of this and the following paragraphs, a “Non-U.S. Shareholder” shall include any shareholder who is not:

•             an individual who is a citizen or resident of the United States;

•             a corporation or partnership created or organized under the laws of the United States or any state or political subdivision thereof;

•             an estate, the income of which is subject to federal income taxation regardless of its source; or

•             a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A Non-U.S. Shareholder generally will be subject to withholding of federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from a Fund (other than capital gain dividends, interest-related dividends and short-term capital gain dividends) that are not “effectively connected” with a U.S. trade or business carried on by such shareholder, provided that the shareholder furnishes to such Fund a properly completed IRS Form W-8BEN certifying the shareholder’s non-United States status.

Under current law, a Fund may pay “interest-related dividends” and “short-term capital gain dividends” to Non-U.S. Shareholders without having to withhold on such dividends at the 30% rate. The amount of “interest-related dividends” that a Fund may pay each year is limited to the amount of “qualified interest income” received by such Fund during that year, less the amount of such Fund’s expenses properly allocable to such interest income. “Qualified interest income” includes, among other items, interest paid on debt obligations of a U.S. issuer and interest paid on deposits with U.S. banks, subject to certain exceptions. The amount of “short-term capital gain dividends” that a Fund may pay each year generally is limited to the excess of such Fund’s net short-term capital gains over its net long-term capital losses, without any reduction for such Fund’s expenses allocable to such gains (with exceptions for certain gains). The exemption from 30% withholding tax for “short-term capital gain dividends” does not apply with respect to Non-U.S. Shareholders that are present in the United States for more than 182 days during the taxable year. If a Fund’s income for a taxable year includes “qualified interest income” or net short-term capital gains, such Fund may designate dividends as “interest-related dividends” or “short-term capital gain dividends” by written notice mailed to Non-U.S. Shareholders not later than 60 days after the close of such Fund’s taxable year. These provisions will cease to apply to dividends paid by such Fund with respect to such Fund’s taxable years beginning after December 31, 2009.

Non-effectively connected capital gain dividends and gains recognized from the sale of shares generally will not be subject to federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and redemption proceeds paid to them upon the sale of their shares. See “Backup Withholding” and “Information Reporting” below.

If income from a Fund or gains recognized from the sale of shares are effectively connected with a Non-U.S. Shareholder’s U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to federal income tax on a net basis at the tax rates applicable to U.S. citizens and residents or domestic corporations. To establish that income from a Fund or gains recognized from the sale of shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide such Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder’s U.S. trade or business. Non-U.S. Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from a Fund that is effectively connected with a U.S. trade or business.

The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide a Fund with a properly completed IRS Form W-8BEN certifying their entitlement to the benefits. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification. For example, an individual Non-U.S. Shareholder who holds shares in a Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty.

Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of shares of a Fund.

Backup Withholding

Each Fund may be required to withhold federal income tax at a rate of 28% (through 2010, when a higher rate will be applicable) (“backup withholding”) from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) if (i) the shareholder fails to properly furnish a Fund with its correct taxpayer identification number or to certify its non-U.S. status (in the case of a Non-U.S. Shareholder) (ii) the IRS notifies a Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for federal income tax purposes). Redemption proceeds may be subject to backup withholding under the circumstances described in (i) above.

Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under “Withholding on Payments to Non-U.S. Shareholders” are not subject to backup withholding. To avoid backup withholding on capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds from the sale of shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN certifying their non-United States status.

Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s federal income tax liability, if any, provided that the required information is furnished to the IRS.

Information Reporting

Each Fund must report annually to the IRS and to each shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) the amount of dividends, capital gain dividends and redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, a Fund must report to the IRS and such shareholder the amount of dividends, capital gain dividends, interest-related dividends, short-term capital gain dividends and redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld, if any, with respect to such amounts. This information may also be made available to the tax authorities in the Non-U.S. Shareholder’s country of residence.

FUND PERFORMANCE

From time to time each Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one-year, five-year and ten-year periods (or life of such Fund, if shorter). Other total return quotations, aggregate or average, over other time periods may also be included.

The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in such Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes the maximum sales charge for Class A Shares); that all income dividends or capital gain dividends during the period are reinvested in a Fund’s shares at net asset value; and that any applicable contingent deferred sales charge has been paid. A Fund’s total return will vary depending on market conditions, the securities comprising such Fund’s portfolio, such Fund’s operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends or capital gain dividends paid by a Fund or to reflect that 12b-1 fees may have changed over time.

Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

Total return is calculated separately for Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares, where applicable, of a Fund. Total return figures for Class A Shares include the maximum sales charge. Total return figures for Class B Shares and Class C Shares include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total returns for each class of shares will differ.

The after-tax returns of a Fund may also be advertised or otherwise reported. This is generally calculated in a manner similar to the computation of average annual total returns discussed above, except that the calculation also reflects the effect of taxes on returns.

A Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of such Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of a Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

From time to time, a Fund may include in its sales literature and shareholder reports a quotation of the current “distribution rate” for each class of shares of such Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate differs from yield, which is a measure of the income actually earned by a Fund’s investments, and from total return which is a measure of the income actually earned by a Fund’s investments plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Fund’s performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by a Fund. Distribution rates will be computed separately for each class of a Fund’s shares.

From time to time, a Fund’s marketing materials may include an update from the portfolio manager or the Adviser and a discussion of general economic conditions and outlooks. A Fund’s marketing materials may also show such Fund’s asset class diversification, top sector holdings and largest holdings and other information about such Fund, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how the Distributor believes a Fund compares relative to other Van Kampen funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten-year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of whether shareholders purchased their funds’ shares in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The performance of the funds purchased by investors in the Dalbar study and the conclusions based thereon are not necessarily indicative of future performance of such funds or conclusions that may result from similar studies in the future. A Fund may also be marketed on the internet.

In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the rankings or ratings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds with the Consumer Price Index, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking or rating services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of a Fund’s shares. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce such Fund’s performance. A Fund will include performance data for each class of shares of such Fund in any advertisement or information including performance data of such Fund.

Mid Cap Growth Fund commenced investment operations on December 27, 1995. From December 27, 1995 up to February 3, 1997, Mid Cap Growth Fund operated with a limited amount of capital being invested by affiliates of such Fund’s Adviser. Prior to February 3, 1997, Mid Cap Growth Fund had not engaged in a broad continuous public offering of its shares, had sold shares to only a limited number of public investors and had not been subject to redemption requests. Mid Cap Growth Fund commenced a broad public offering of its shares on February 3, 1997. Mid Cap Growth Fund was offered for a limited time and then was closed to new investors on March 14, 1997 after raising new assets of approximately $100,000,000. Mid Cap Growth Fund may, from time to time, close and reopen the offering of its shares to new investors as market conditions permit. Prior to February 3, 1997, Mid Cap Growth Fund had not engaged in a broad continuous public offering of its shares, had sold shares to only a limited number of investors and had not been subject to redemption requests. One factor impacting Mid Cap Growth Fund’s 1996 performance was such Fund’s investments in initial public offerings (IPOs). These investments had a greater effect on Fund’s 1996 performance than similar investments made in subsequent years, in part because of the smaller size of Mid Cap Growth Fund in 1996. There is no assurance that Mid Cap Growth Fund’s future investments in IPOs will have the same affect on performance as the IPOs did in 1996. Mid Cap Growth Fund’s investment results are based on historical performance and are not intended to indicate future performance.

A Fund may also utilize performance information in hypothetical illustrations. For example, a Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market; (3) illustrate allocations among different types of mutual funds for investors at different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return.

Each Fund’s Annual Report and Semiannual Report contain additional performance information. A copy of each Annual Report or Semiannual Report may be obtained without charge from our web site at www.vankampen.com or by calling or writing a Fund at the telephone number or address printed on the cover of this Statement of Additional Information.

The results shown below are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of a Fund’s investment objective and policies as well as the risks incurred in such Fund’s investment practices.

		Average Annual Total Return,				Cumulative
		Period Ended March 31, 2009				Non-Standardized
				Ten-Year		Total Return
	Inception			or Since		Since	Since
	Date	One-Year(1)	Five-Year(1)	Inception(1)		Inception(1)	Inception(3)
Asset Allocation Conservative Fund
Class A Shares	9/25/2006	-25.90%	N/A	-8.69	%(2)	-20.41%	-15.56%
Class B Shares	9/25/2006	-25.78%	N/A	-8.29	%(2)	-19.54%	-17.23%
Class C Shares	9/25/2006	-22.74%	N/A	-7.23	%(2)	-17.19%	-17.19%
Class I Shares	9/25/2006	-21.21%	N/A	-6.28	%(2)	-15.03%	-15.03%

		Average Annual Total Return,				Cumulative
		Period Ended March 31, 2009				Non-Standardized
				Ten-Year		Total Return
	Inception			or Since		Since	Since
	Date	One-Year(1)	Five-Year(1)	Inception(1)		Inception(1)	Inception(3)
Asset Allocation Growth Fund
Class A Shares	9/25/2006	-40.49%	N/A	-15.49	%(2)	-34.48%	-30.48%
Class B Shares	9/25/2006	-40.34%	N/A	-15.13	%(2)	-33.79%	-31.86%
Class C Shares	9/25/2006	-37.91%	N/A	-14.13	%(2)	-31.80%	-31.80%
Class I Shares	9/25/2006	-36.71%	N/A	-13.23	%(2)	-29.99%	-29.99%
Asset Allocation Moderate Fund
Class A Shares	9/25/2006	-34.27%	N/A	-12.53	%(2)	-28.56%	-24.20%
Class B Shares	9/25/2006	-34.18%	N/A	-12.16	%(2)	-27.79%	-25.67%
Class C Shares	9/25/2006	-31.45%	N/A	-11.11	%(2)	-25.60%	-25.60%
Class I Shares	9/25/2006	-30.05%	N/A	-10.17	%(2)	-23.63%	-23.63%
Core Equity Fund
Class A Shares	8/27/2007	-47.10%	N/A	-37.09	%(2)	-52.24%	-49.33%
Class B Shares	8/27/2007	-47.12%	N/A	-36.71	%(2)	-51.78%	-49.80%
Class C Shares	8/27/2007	-44.83%	N/A	-35.11	%(2)	-49.82%	-49.82%
Class I Shares	8/27/2007	-44.08%	N/A	-34.90	%(2)	-49.56%	-49.56%
Class R Shares	8/27/2007	-43.75%	N/A	-34.55	%(2)	-49.13%	-49.13%
Global Growth Fund
Class A Shares	5/30/2008	N/A	N/A	-52.21	%(2)	-52.21%	-49.30%
Class B Shares	5/30/2008	N/A	N/A	-51.93	%(2)	-51.93%	-49.40%
Class C Shares	5/30/2008	N/A	N/A	-49.71	%(2)	-49.71%	-49.20%
Class I Shares	5/30/2008	N/A	N/A	-49.20	%(2)	-49.20%	-49.20%
Class R Shares	5/30/2008	N/A	N/A	-49.40	%(2)	-49.40%	-49.40%
Leaders Fund
Class A Shares	2/27/2006	-42.76%	N/A	-14.19	%(2)	-37.65%	-33.85%
Class B Shares	2/27/2006	-42.47%	N/A	-13.79	%(2)	-36.76%	-35.29%
Class C Shares	2/27/2006	-40.22%	N/A	-13.15	%(2)	-35.29%	-35.29%
Class I Shares	2/27/2006	-39.12%	N/A	-12.32	%(2)	-33.36%	-33.36%
Mid Cap Growth Fund
Class A Shares	12/27/1995	-42.02%	-1.83%	1.00%		174.55%	191.30%
Class B Shares(4)	12/27/1995	-42.24%	-2.45%	0.38%		175.81%	175.81%
Class C Shares(5)	12/27/1995	-42.47%	-2.57%	0.23%		165.16%	165.16%
Class I Shares	8/12/2005	-41.86%	N/A	-8.26	%(2)	-26.89%	-26.89%
Class R Shares	7/11/2008	N/A	N/A	-39.89	%(2)	-39.89%	-39.89%
Small Cap Growth Fund
Class A Shares	11/27/2000	-35.65%	-0.50%	-4.29	%(2)	-30.60%	-26.37%
Class B Shares	11/27/2000	-35.51%	-0.31%	-4.27	%(2)	-30.50%	-30.50%
Class C Shares	11/27/2000	-32.83%	-0.06%	-4.30	%(2)	-30.70%	-30.70%
Class I Shares	2/2/2006	-31.47%	N/A	-9.00	%(2)	-25.75%	-25.75%
Small Cap Value Fund
Class A Shares	6/21/1999	-37.05%	-2.35%	4.50	%(2)	53.75%	63.12%
Class B Shares	6/21/1999	-36.70%	-1.94%	4.47	%(2)	53.41%	53.41%
Class C Shares	6/21/1999	-34.42%	-1.94%	4.34	%(2)	51.48%	51.48%
Class I Shares	8/12/2005	-33.09%	N/A	-5.95	%(2)	-19.97%	-19.97%
Utility Fund
Class A Shares	7/28/1993	-36.45%	1.41%	2.27%		123.21%	136.79%
Class B Shares(4)	7/28/1993	-35.65%	1.57%	2.26%		122.63%	122.63%
Class C Shares(5)	8/13/1993	-33.70%	1.86%	2.11%		107.89%	107.89%
Class I Shares	1/14/2009	N/A	N/A	-7.48	%(2)	-7.48%	-7.48%

		Average Annual Total Return,				Cumulative
		Period Ended March 31, 2009				Non-Standardized
				Ten-Year		Total Return
	Inception			or Since		Since	Since
	Date	One-Year(1)	Five-Year(1)	Inception(1)		Inception(1)	Inception(3)
Value Opportunities Fund
Class A Shares	6/25/2001	-42.97%	-7.86%	-3.70	%(2)	-25.38%	-20.83%
Class B Shares	6/25/2001	-42.94%	-7.69%	-3.69	%(2)	-25.33%	-25.33%
Class C Shares	6/25/2001	-40.50%	-7.46%	-3.68	%(2)	-25.27%	-25.27%
Class I Shares	3/23/2005	-39.30%	N/A	-10.58	%(2)	-36.22%	-36.22%

(1)	Includes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.
(2)	Reflects “since inception” return.
(3)	Excludes payment of the maximum sales charge for Class A Shares or the contingent deferred sales charge for Class B Shares and Class C Shares.
(4)

Each Fund’s average annual total return and cumulative non-standardized total return for Class B Shares reflects the conversion of such shares into Class A Shares. Class B Shares purchased before June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically converted to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class B Shares purchased on or after June 1, 1996, including Class B Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased.

(5)

Each Fund’s cumulative non-standardized total return for Class C Shares reflects the conversion of such shares into Class A Shares. Class C Shares purchased before January 1, 1997, including Class C Shares received from reinvestment of distributions through the dividend reinvestment plan on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased.

N/A — Not Applicable. Such Fund/Class of shares had not commenced investment operations as of such date.

Class I Share Performance for the Underlying Funds as of March 31, 2009

	Class I
Van Kampen Fund	Inception Date	One Year	Five Year	Ten Year	Since Inception
Equity Funds
American Franchise	6/23/2005	-31.57%	N/A	N/A	-6.49%
American Value	2/07/2006	-40.98%	N/A	N/A	-11.57%
Comstock	10/29/2004	-38.29%	N/A	N/A	-6.91%
Core Equity	8/27/2007	-43.75%	N/A	N/A	-34.55%
Emerging Markets	4/06/2006	-51.64%	N/A	N/A	-12.23%
Enterprise	8/12/2005	-33.39%	N/A	N/A	-8.44%
Equity and Income	12/22/2004	-24.84%	N/A	N/A	-2.79%
Equity Growth	8/12/2005	-36.51%	N/A	N/A	-7.10%
Equity Premium Income	6/26/2006	-32.86%	N/A	N/A	-11.75%
Global Franchise	10/13/2006	-32.40%	N/A	N/A	-11.71%
Global Value Equity	12/13/2006	-42.59%	N/A	N/A	-22.63%

	Class I
Van Kampen Fund	Inception Date	One Year	Five Year	Ten Year	Since Inception
Growth and Income	10/19/2004	-34.75%	N/A	N/A	-3.25%
Harbor	3/23/2005	-21.68%	N/A	N/A	-1.81%
International Advantage	8/12/2005	-43.18%	N/A	N/A	-6.90%
International Growth	8/03/1995	-51.11%	-2.04%	0.09%	2.87%
Mid Cap Growth	8/12/2005	-41.86%	N/A	N/A	-8.26%
Capital Growth	8/12/2005	-39.92%	N/A	N/A	-7.85%
Real Estate Securities	7/21/2005	-58.18%	N/A	N/A	-16.48%
Small Cap Growth	2/2/2006	-31.47%	N/A	N/A	-9.00%
Small Cap Value	8/12/2005	-33.09%	N/A	N/A	-5.95%
Technology	N/A	N/A	N/A	N/A	N/A
Utility	1/14/09	N/A	N/A	N/A	-7.48%
Value Opportunities	3/23/2005	-39.30%	N/A	N/A	-10.58%
Fixed Income Funds
Core Plus Fixed Income	1/26/2007	-5.03%	N/A	N/A	-0.38%
Corporate Bond	8/12/2005	-9.80%	N/A	N/A	-0.36%
Government Securities	8/12/2005	0.79%	N/A	N/A	2.89%
High Yield	3/23/2005	-18.59%	N/A	N/A	-1.94%
Limited Duration	8/12/2005	-7.94%	N/A	N/A	-2.06%
U.S. Mortgage	9/25/2006	3.17%	N/A	N/A	3.53%

N/A = Not Applicable.

OTHER INFORMATION

Disclosure of Portfolio Holdings

The Funds’ Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings information (the “Policy”). Pursuant to the Policy, information concerning each Fund’s portfolio holdings may be disclosed only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by each Fund and the Adviser to each Fund’s shareholders. Each Fund and the Adviser may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of a Fund. Each Fund’s Policy is implemented and overseen by the Portfolio Holdings Review Committee (the “PHRC”), which is described in more detail below.

Public Portfolio Holdings Information Disclosure Policy. Portfolio holdings information will be deemed public when it has been posted to a Fund’s public web site. On its public web site, each Fund currently makes available complete portfolio holdings at least 30 calendar days after the end of each calendar quarter.

Each Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semiannual and Annual Reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Policy. Pursuant to the Policy, disclosing non-

public portfolio holdings information to third parties may occur only when a Fund has a legitimate business purpose for doing so and the recipients of such information are subject to a duty of confidentiality, and unless otherwise specified below, are required to enter into a non-disclosure agreement, both of which prohibit such recipients from disclosing or trading on the basis of the non-public portfolio holdings information. Any disclosure of non-public portfolio holdings information made to third parties must be approved by both a Fund’s Board of Trustees (or a designated committee thereof) and the PHRC. The Policy provides for disclosure of non-public portfolio holdings information to certain pre-authorized categories of entities, executing broker-dealers and shareholders, in each case under specific restrictions and limitations described below, and the Policy provides a process for approving any other entities.

Pre-Authorized Categories. Pursuant to the Policy, a Fund may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories. These third parties include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, and service providers, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Adviser or a Fund and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which such Fund’s non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to a Fund or the Adviser (including legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement. The PHRC is responsible for monitoring and reporting on such entities to the Funds’ Board of Trustees. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material non-public portfolio holdings information.

Broker-Dealer Interest Lists. Pursuant to the Policy, the Adviser may provide “interest lists” to broker-dealers who execute securities transactions for a Fund. Interest lists may specify only the CUSIP numbers and/or ticker symbols of the securities held in all registered management investment companies advised by the Adviser or affiliates of the Adviser on an aggregate basis. Interest lists will not disclose portfolio holdings on a fund by fund basis and will not contain information about the number or value of shares owned by a specified fund. The interest lists may identify the investment strategy to which the list relates, but will not identify particular funds or portfolio managers/management teams. Broker-dealers need not execute a non-disclosure agreement to receive interest lists.

Shareholders In-Kind Distributions. A Fund’s shareholders may, in some circumstances, elect to redeem their shares of such Fund in exchange for their pro rata share of the securities held by such Fund. In such circumstances, pursuant to the Policy, such Funds’ shareholders may receive a complete listing of the portfolio holdings of such Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

Attribution Analyses. Pursuant to the Policy, a Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

Transition Managers. Pursuant to the Policy, a Fund may disclose portfolio holdings to transition managers, provided that such Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information.

Other Entities. Pursuant to the Policy, a Fund or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers, shareholders receiving in-kind distributions, persons receiving attribution analyses, or transition managers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement, which prohibits any recipients of information from disclosing or trading on the basis of the non-public portfolio holdings information, and the disclosure arrangement must have been approved by the PHRC and such Fund’s Board of Trustees (or a designated committee thereof). The PHRC will report to the Board of Trustees of a Fund on a quarterly basis regarding any other approved recipients of non-public portfolio holdings information.

PHRC and Board of Trustees Oversight. The PHRC, which consists of executive officers of the Funds and the Adviser, is responsible for overseeing and implementing the Policy and determining how portfolio holdings information will be disclosed on an ongoing basis. The PHRC will periodically review and has the authority to amend the Policy as necessary. The PHRC will meet at least quarterly to (among other matters):

•	address any outstanding issues relating to the Policy;

•	monitor the use of information and compliance with non-disclosure agreements by current recipients of portfolio holdings information;

•	review non-disclosure agreements that have been executed with prospective third parties and determine whether the third parties will receive portfolio holdings information;

•	generally review the procedures to ensure that disclosure of portfolio holdings information is in the best interests of Fund shareholders; and

•

monitor potential conflicts of interest between Fund shareholders, on the one hand and those of the Adviser, the Distributor or affiliated persons of a Fund, the Adviser or the Distributor, on the other hand, regarding disclosure of portfolio holdings information.

The PHRC will regularly report to the Board of Trustees on each Fund’s disclosure of portfolio holdings information and the proceedings of PHRC meetings.

Ongoing Arrangements of Portfolio Holdings Information. The Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about each Fund’s portfolio holdings. Each Fund currently may disclose portfolio holdings information based on ongoing arrangements to the following pre-authorized parties:

Name	Information Disclosed	Frequency	Lag Time

Service Providers
State Street Bank and Trust Company (*)	Full portfolio holdings	Daily basis	(2)
Risk Metrics Group (proxy voting agent) (*)	Full portfolio holdings	Daily basis	(2)
S&P Securities Valuation, Inc. (formerly JJ Kenney) (*)	Full portfolio holdings	As needed	(2)
FT Interactive Data Pricing Service Provider (*)	Full portfolio holdings	As needed	(2)
Van Kampen Investor Services Inc. (*)	Full portfolio holdings	As needed	(2)
David Hall (*)	Full portfolio holdings	On a semiannual and annual fiscal basis	(3)
Windawi (*)	Full portfolio holdings	On a semiannual and annual fiscal basis	(3)

Name	Information Disclosed	Frequency	Lag Time

Fund Rating Agencies
Lipper (*)	Full portfolio holdings	Monthly and quarterly basis	Approximately 1 day after previous month end and approximately 30 days after quarter end, respectively
Morningstar (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Standard & Poor’s (*)	Full portfolio holdings	Monthly	As of previous month end
Consultants and Analysts
Arnerich Massena & Associates, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Bloomberg (**)	Full portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Cambridge Associates (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
CTC Consulting, Incorporated (**)	Top Ten and Full portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Credit Suisse First Boston (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Evaluation Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates (*)	Full portfolio holdings (5)	Quarterly basis (6)	Approximately 10-12 days after quarter end

Name	Information Disclosed	Frequency	Lag Time

Hammond Associates (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Hartland & Co. (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates (*)	Top Ten and Full portfolio holdings	Monthly and quarterly basis, respectively (6)	Approximately 10-12 days after month/quarter end
Merrill Lynch (*)	Full portfolio holdings	Monthly basis	Approximately 1 day after previous month end
Mobius (**)	Top Ten portfolio holdings (4)	Monthly basis	At least 15 days after month end
Nelsons (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end
Prime Buchholz & Associates, Inc. (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
PSN (**)	Top Ten holdings (4)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Russell Investment Group/Russell/Mellon Analytical Services, Inc. (**)	Top Ten and Full portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc. (*)	Top Ten portfolio holdings (7)	Quarterly basis (6)	Approximately 10-12 days after quarter end
Thompson Financial (**)	Full portfolio holdings (5)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc. (*)	Top Ten and Full portfolio holdings	Quarterly basis (6)	Approximately 10-12 days after quarter end
Yanni Partners (**)	Top Ten portfolio holdings (4)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Provider
Fact Set Research Systems, Inc. (*)	Complete portfolio holdings	Daily basis	One day

(*)         This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)  Each Fund does not currently have a non-disclosure agreement in place with this entity and therefore this entity can only receive publicly available information.

(1)          Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)          Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)          As needed after the end of the semiannual and/or annual period.

(4)          Full portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(5)          Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(6)          This information will also be provided upon request from time to time.

(7)          Full portfolio holdings will also be provided upon request from time to time.

Each Fund may also provide Fund portfolio holdings information, as part of its normal business activities, to persons who owe a duty of trust or confidence to such Fund or the Adviser, and through such duty, such persons shall not disclose or trade on the basis of the non-public portfolio holdings information. These persons currently are (i) each Fund’s independent registered public accounting firm (as of such Fund’s fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

Custody of Assets

Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by each Fund and all cash, including proceeds from the sale of shares of each Fund and of securities in each Fund’s investment portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, as custodian. The custodian also provides accounting services to each Fund.

Shareholder Reports

Semiannual statements are furnished to shareholders, and annually such statements are audited by each Fund’s independent registered public accounting firm.

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. The Board has delegated the day-to-day responsibility to the Adviser to vote such proxies pursuant to the Board approved Proxy Voting Policy. Attached hereto as Appendix B is the Proxy Voting Policy which is currently in effect as of the date of this Statement of Additional Information.

The Proxy Voting Policy is subject to change over time and investors seeking the most current copy of the Proxy Voting Policy should go to our web site at www.vankampen.com. Each Fund’s most recent proxy voting record for the twelve-month period ended June 30 which has been filed with the SEC is also available without charge on our web site at www.vankampen.com. Each Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Independent Registered Public Accounting Firm

An independent registered public accounting firm for each Fund performs an annual audit of each Fund’s financial statements. The Funds’ Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be each Fund’s independent registered public accounting firm.

Legal Counsel

Counsel to each Fund is Skadden, Arps, Slate, Meagher & Flom LLP.

FINANCIAL STATEMENTS

The audited financial statements of each Fund are incorporated herein by reference to the Annual Report to shareholders of each Fund dated March 31, 2009. The Annual Report may be obtained by following the instructions on the cover of this Statement of Additional Information. The Annual Report is included as part of the Trust’s filing on Form N-CSR as filed with the SEC on May 28, 2009. The Annual Report may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

APPENDIX A — DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s — A brief description of the applicable Standard & Poor’s (S&P) rating symbols and their meanings (as published by S&P) follows:

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue’s market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Speculative Grade

BB, B, CCC, CC, C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (—): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A S&P short-term rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1,’ ‘B-2’ and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

A short-term rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Dual Ratings

S&P assigns ‘dual’ ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal

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short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Investors Service Inc. — A brief description of the applicable Moody’s Investors Service Inc. (Moody’s) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Medium-Term Note Ratings

Moody’s assigns long-term ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under

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the same program, at the program’s relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below:

•	Notes containing features that link interest or principal to the credit performance of any third party or parties (i.e., credit-linked notes);

•	Notes allowing for negative coupons, or negative principal;

•	Notes containing any provision that could obligate the investor to make any additional payments;

•	Notes containing provisions that subordinate the claim.

For notes with any of these characteristics, the rating of the individual note may differ from the indicated rating of the program.

For credit-linked securities, Moody’s policy is to “look through” to the credit risk of the underlying obligor. Moody’s policy with respect to non-credit linked obligations is to rate the issuer’s ability to meet the contract as stated, regardless of potential losses to investors as a result of non-credit developments. In other words, as long as the obligation has debt standing in the event of bankruptcy, we will assign the appropriate debt class level rating to the instrument.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody’s encourages market participants to contact Moody’s Ratings Desks or visit www.moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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APPENDIX B — MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds — collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

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II.    GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors

1.

Election of directors:  Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.

We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market

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standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.

At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.

Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.

We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.

We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.

In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.

We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.

We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.

Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval

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of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence:  We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.

Majority voting:  We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.

Proposals to elect all directors annually:  We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.

Cumulative voting:  We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.

Separation of Chairman and CEO positions:  We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.

Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

B. Statutory auditor boards: The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

B-4

D. Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

B-5

E. Takeover Defenses and Shareholder Rights

1.

Shareholder rights plans:  We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.

Supermajority voting requirements:  We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.

Reincorporation:  We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.

Anti-greenmail provisions:  Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G. Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

B-6

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.

Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.

Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.

We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.

Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues.  We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

I. Fund of Funds.  Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their

B-7

knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.

Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

B-8

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.

If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

B-9

Waiver of Voting Rights For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.

Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.

Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

B-10

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.

It saves Time! Telephone and Internet voting is instantaneous — 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it on hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY

VAN KAMPEN GLOBAL GROWTH FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [                                   ]

This proxy is solicited on behalf of the Board of Trustees.

The undersigned hereby constitutes and appoints [                            ], and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of beneficial interest of Van Kampen Global Growth Fund, held of record by the undersigned on [              2010] at the Special Meeting of Shareholders to be held at [                                                ] , on [                    ] a.m., and at any adjournment thereof.  The undersigned hereby revokes any and all proxies with respect to such shares heretofore given by the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

VOTE VIA THE INTERNET: www.proxy-direct.com

VOTE VIA THE TELEPHONE:  1-866-241-6192

999 9999 9999 999

Note:  Please sign exactly as your name appears on this proxy card.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date	MSI_ 19945_061809

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

Please detach at perforation before mailing.

The Board of Trustees of the Fund recommends that you cast your vote for approval of the Agreement and Plan of Reorganization.

TO VOTE BY MAIL, PLEASE COMPLETE AND RETURN THIS CARD.

YOU ALSO MAY VOTE A PROXY BY TOUCH-TONE PHONE OR BY INTERNET (See enclosed Voting Information Card for further instructions).

PLEASE MARK VOTES AS IN THIS EXAMPLE:  ☒

	FOR	AGAINST	ABSTAIN
1.

Approval of an Agreement and Plan of Reorganization, dated                   2010, between Van Global Growth Fund (“VK Global Growth”), and Morgan Stanley Institutional Fund, Inc., on behalf of its series, Global Growth Portfolio (“MSIF Global Growth”), pursuant to which substantially all of the assets of VK Global Growth would be transferred to MSIF Global Growth and shareholders of VK Global Growth would become stockholders of MSIF Global Growth receiving shares of common stock of MSIF Global Growth with a value equal to the value of their holdings in VK Global Growth.

	☐	☐	☐

WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

MSI_ 19945_061809

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.

It saves Time! Telephone and Internet voting is instantaneous — 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it on hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY

VAN KAMPEN CORE GROWTH FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [                                   ]

This proxy is solicited on behalf of the Board of Trustees.

The undersigned hereby constitutes and appoints [                            ], and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of beneficial interest of Van Kampen Core Growth Fund, a series of Van Kampen Equity Trust, held of record by the undersigned on [              2010] at the Special Meeting of Shareholders to be held at [                                                ] , on [                    ] a.m., and at any adjournment thereof.  The undersigned hereby revokes any and all proxies with respect to such shares heretofore given by the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER, AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

VOTE VIA THE INTERNET: www.proxy-direct.com

VOTE VIA THE TELEPHONE:  1-866-241-6192

999 9999 9999 999

Note:  Please sign exactly as your name appears on this proxy card.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date	MSI_ 19945_061809

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

Please detach at perforation before mailing.

The Board of Trustees of the Fund recommends that you cast your vote for approval of the Agreement and Plan of Reorganization.

TO VOTE BY MAIL, PLEASE COMPLETE AND RETURN THIS CARD.

YOU ALSO MAY VOTE A PROXY BY TOUCH-TONE PHONE OR BY INTERNET (See enclosed Voting Information Card for further instructions).

PLEASE MARK VOTES AS IN THIS EXAMPLE:  ☒

	FOR	AGAINST	ABSTAIN
1.

Approval of an Agreement and Plan of Reorganization, dated                     2010, between Van Kampen Equity Trust II (the “Fund”), on behalf of its series, Van Kampen Core Growth Fund (“Core Growth”), and Morgan Stanley Institutional Fund, Inc., on behalf of its series, Advantage Portfolio (“Advantage”), pursuant to which substantially all of the assets of Core Growth would be transferred to Advantage and shareholders of Core Growth would become stockholders of Advantage receiving shares of common stock of Advantage with a value equal to the value of their holdings in Core Growth.

	☐	☐	☐

WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

MSI_ 19945_061809

EVERY STOCKHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. Savings which can help minimize fund expenses.

It saves Time! Telephone and Internet voting is instantaneous — 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it on hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY

VAN KAMPEN EQUITY GROWTH FUND

NOTICE OF SPECIAL MEETING OF STOCKHOLDERS

TO BE HELD ON [                                   ]

This proxy is solicited on behalf of the Board of Directors.

The undersigned hereby constitutes and appoints [                            ], and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of common stock of Van Kampen Equity Growth Fund, a series of Van Kampen Series Fund, Inc. ,held of record by the undersigned on [              2010] at the Special Meeting of Stockholders to be held at [                                                ] , on [                    ] a.m., and at any adjournment thereof.  The undersigned hereby revokes any and all proxies with respect to such shares heretofore given by the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER, AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

VOTE VIA THE INTERNET: www.proxy-direct.com

VOTE VIA THE TELEPHONE:  1-866-241-6192

999 9999 9999 999

Note:  Please sign exactly as your name appears on this proxy card.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date	MSI_ 19945_061809

EVERY STOCKHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

Please detach at perforation before mailing.

The Board of Directors of the Fund recommends that you cast your vote for approval of the Agreement and Plan of Reorganization.

TO VOTE BY MAIL, PLEASE COMPLETE AND RETURN THIS CARD.

YOU ALSO MAY VOTE A PROXY BY TOUCH-TONE PHONE OR BY INTERNET (See enclosed Voting Information Card for further instructions).

PLEASE MARK VOTES AS IN THIS EXAMPLE:  ☒

	FOR	AGAINST	ABSTAIN
1.

Approval of an Agreement and Plan of Reorganization, dated                     2010, between Van Kampen Series Fund, Inc. (the “Fund”), on behalf of its series, Van Kampen Equity Growth Fund (“VK Equity Growth”), and Morgan Stanley Institutional Fund, Inc., on behalf of its series, Equity Growth Portfolio (“MSIF Equity Growth”), pursuant to which substantially all of the assets of VK Equity Growth would be transferred to MSIF Equity Growth and stockholders of VK Equity Growth would become stockholders of MSIF Equity Growth receiving shares of common stock of MSIF Equity Growth with a value equal to the value of their holdings in VK Equity Growth.

	☐	☐	☐

WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY

MSI_ 19945_061809

MORGAN STANLEY INSTITUTIONAL FUND, INC.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of the Company’s Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A dated May 1, 2009 (File Nos. 033-23166; 811-05624).

ITEM 16. EXHIBITS

(1) (a)	Articles of Amendment and Restatement is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 13, 1995.

(b)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (reclassifying shares) is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(c)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(d)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(e)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(f)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(g)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(h)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(i)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(j)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(k)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on April 30, 2001.

(l)

Articles of Amendment to the Amended and Restated Articles of Incorporation (Fixed Income Portfolio name changed to Fixed Income III Portfolio, High Yield Portfolio name changed to High Yield II Portfolio and Global Fixed Income Portfolio name changed to Global Fixed Income II Portfolio) dated July 23, 2001 is incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(m)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on November 26, 2001.

(n)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on June 6, 2003.

(o)

Certificate of Correction to the Articles Supplementary dated as of March 21, 2005, is incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(p)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(q)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(r)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios) are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(s)

Articles of Amendment to the Articles of Amendment and Restatement (Large Cap Relative Value Portfolio name changed to Large Cap Value Portfolio and Value Equity Portfolio name changed to Large Cap Relative Value Portfolio) is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(t)	Articles of Amendment to the Articles of Amendment and Restatement (European Real Estate Portfolio name changed to International Real Estate

2

Portfolio) is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(u)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(v)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(w)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Value Equity Portfolio to the Large Cap Relative Value Portfolio and the Equity Growth Portfolio to the U.S. Large Cap Growth Portfolio) is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(x)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(y)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (effecting a reverse stock split of the Emerging Markets Debt Portfolio), is incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(z)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(aa)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(bb)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Municipal Money Market Portfolio and Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(cc)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(dd)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ee)

Articles of Restatement, dated February 20, 2007, is incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(ff)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(gg)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Active Extension Portfolio), dated April 25, 2007 is incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(hh)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Small/Mid Cap Value Portfolio), dated September 26, 2007, is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(ii)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H shares to certain Portfolios), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(jj)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement, (redesignating all Portfolios’ Class A and Class B shares as Class I and Class P shares, respectively), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(kk)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Focus Equity Portfolio to the Focus Growth Portfolio and the U.S. Large Cap Growth Portfolio to the Capital Growth Portfolio), dated April 22, 2008, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(ll)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class L shares to certain Portfolios), is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(mm)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios), dated June 27, 2008, are incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(nn)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios), dated October 13, 2008, are incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(oo)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (with respect to Class P shares of International Small Cap Portfolio), are incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(pp)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio) dated April 16, 2009, are incorporated herein by reference to Exhibit (a)(42) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 28, 2009.

(qq)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Growth Active Extension Portfolio), dated January 20, 2010, to be filed by amendment.

(rr)	Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Global Value Equity Portfolio), dated January 20, 2010, to be filed by amendment.

(ss)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Advantage, Equity Growth, Global Growth and International Opportunity Portfolios), dated January 20, 2010, to be filed by amendment.

(2)

Amended and Restated By-Laws, dated June 20, 2007, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(3)	Not applicable.

(4)	Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5) (a)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

3

(b)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(6) (a)

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed on June 27, 2005.

(b)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(c)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(d)

Supplement to the Amended and Restated Investment Advisory Agreement (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(e)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(f)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(g)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(h)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(i)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on April 30, 2004.

(j)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio, International Real Estate Portfolio and International Small Cap Portfolio), is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on, April 28, 2009.

(k)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio and International Real Estate Portfolio), is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 28, 2009.

(7)

Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc., is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(8)	Not applicable.

4

(9) (a)

Global Custody Agreement between Registrant and J.P. Morgan Chase Bank, N.A., is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(b)	Amendment to Global Custody Agreement, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(c)

Amendment to Global Custody Agreement (adding the U.S. Small/Mid Cap Value Portfolio) is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(10) (a)

Amended and Restated Shareholder Servicing Plan under Rule 12b-1 for Class P shares, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(b)

Shareholder Services Plan under Rule 12b-1 for Class H Shares, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(c)

Distribution and Shareholder Services Plan under Rule 12b-1 for Class L Shares, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(d)	Amended and Restated Multi-Class 18f-3 Plan, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(11) (a)	Opinion and Consent of Dechert LLP, is filed herewith.

(b)	Opinion of Ballard Spahr LLP, is filed herewith.

(c)	Form of opinion (with respect VK Core Growth and MSIF Advantage) of Dechert LLP (as to tax matters), is filed herewith.

(d)	Form of opinion (with respect to VK Equity Growth and MSIF Equity Growth) of Dechert LLP (as to tax matters), is filed herewith.

(e)	Form of opinion (with respect to VK Global Growth and MSIF Global Growth) of Dechert LLP (as to tax matters), is filed herewith.

(13) (a)

Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(b)

Amended and Restated Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(c)

Amendment to the Amended and Restated Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co., dated as of March 7, 2007, is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(d)

Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Services Company Inc., dated June 9, 2008, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(14) (a)	Consent of Ernst & Young LLP (with respect to Form N-14), is filed herewith.

(b)	Consent of Deloitte & Touche LLP (with respect to Form N-14), is filed herewith.

(15)	Not applicable.

5

(16)	Powers of Attorney of Directors, are filed herein.

(17) (a)	Prospectus, dated December 30, 2009, as supplemented on December 30, 2009, of Van Kampen Equity Trust II (with respect to Van Kampen Core Growth Fund), is filed herewith.

(b)	Annual Report to Shareholders of Van Kampen Equity Trust II (with respect to Van Kampen Core Growth Fund), as of August 31, 2009, is filed herewith.

(c)	Prospectus dated October 30, 2009, as supplemented on October 30, 2009 and December 9, 2009, of Van Kampen Series Fund, Inc. (with respect to Van Kampen Equity Growth Fund), is filed herewith.

(d)	Annual Report to Shareholders of Van Kampen Series Fund, Inc. (with respect to Van Kampen Equity Growth Fund), as of June 30, 2009, is filed herewith.

(e)

Prospectus, dated July 31, 2009, as supplemented on August 14, 2009, September 14, 2009, October 20, 2009 and December 9, 2009, of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund), is filed herewith.

(f)	Annual Report to Shareholders of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund), as of March 30, 2009, is filed herewith.

(g)	Semi-Annual Report to Shareholders of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund), as of September 30, 2009, is filed herewith.

6

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

7

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York on the 20th day of January 2010.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ Randy Takian
Randy Takian
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ Randy Takian		January 20, 2010
Randy Takian

(2) Principal Financial Officer		Treasurer and Chief Financial Officer

By:	/s/ James Garrett		January 20, 2010
James Garrett

(3) Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman		Michael F. Klein
Michael Bozic		Michael E. Nugent
Kathleen A. Dennis		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid
Joseph J. Kearns
January 20, 2010
By:	/s/ Susan Penry-Williams
Susan Penry-Williams
Attorney-in-Fact for the
Independent Directors

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Stefanie V. Chang Yu		January 20, 2010
Stefanie V. Chang Yu
Attorney-in-Fact for the
Interested Director

EXHIBIT INDEX

(11)(a)	Opinion and Consent of Dechert LLP.
(11)(b)	Opinion and Consent of Ballard Spahr LLP.
(11)(c)	Form of opinion (with respect to VK Core Growth and MSIF Advantage) of Dechert LLP (as to tax matters).
(11)(d)	Form of opinion (with respect to VK Equity Growth and MSIF Equity Growth) of Dechert LLP (as to tax matters).
(11)(e)	Form of opinion (with respect to VK Global Growth and MSIF Global Growth) of Dechert LLP (as to tax matters).
(14)(a)	Consent of Ernst & Young LLP.
(14)(b)	Consent of Deloitte & Touche.
(16)	Powers of Attorney.
(17)(a)	Prospectus of Van Kampen Equity Trust II (with respect to Van Kampen Core Growth Fund).
(17)(b)	Annual Report to Shareholders of Van Kampen Equity Trust II (with respect to Van Kampen Core Growth Fund).
(17)(c)	Prospectus of Van Kampen Series Fund, Inc. (with respect to Van Kampen Equity Growth Fund).
(17)(d)	Annual Report to Shareholders of Van Kampen Series Fund, Inc. (with respect to Van Kampen Equity Growth Fund).
(17)(e)	Prospectus of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund).
(17)(f)	Annual Report to Shareholders of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund).
(17)(g)	Semi-Annual Report to Shareholders of Van Kampen Equity Trust (with respect to Van Kampen Global Growth Fund).